UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

Arden Alternative Strategies Fund
Arden Alternative Strategies II

Series of Arden Investment Series Trust

October 31, 2015

SHAREHOLDER LETTER (Unaudited)

December 7, 2015

Dear Arden Investor,

This annual report covers the period from November 1st 2014 through October 31st 2015. Arden Alternative Strategies Fund (“AASF”), and Arden Alternative Strategies II Fund (“AAS II”), are both liquid alternative funds that seek to achieve capital appreciation with low beta to stocks and bonds. The funds pursue this objective by allocating assets to a select group of hedge fund managers who act as sub-advisers and employ a variety of alternative investment strategies.

Organizational Update

On August 4, 2015, Arden Asset Management LLC, the Funds’ investment adviser, entered in to an agreement to be acquired by Aberdeen Asset Management Inc. (“AAMI”), a UK-based FTSE 100 company operating in over 25 countries managing, approximately $480bn of assets as of June 30, 2015. We believe that this transaction brings numerous benefits to Arden’s clients by increasing our organizational strength, breadth and depth. On September 11, 2015, the Board of Trustees of the Arden Investment Series Trust approved the proposed reorganizations of the Funds into newly created series to be managed by AAMI (“AAMI Funds”) using substantially similar investment strategies as the Funds (the “Reorganizations”). At a special meeting of shareholders of each of the Funds on November 25, 2015, shareholders of each of the Funds approved the Reorganizations of that Fund in the relevant AAMI Fund. It is anticipated that all of the current portfolio managers of the Funds will continue to provide portfolio management services to the Funds following the Reorganizations. The Reorganizations are expected to close in the first quarter of 2016.

During the Annual Period, the Funds’ NAV returns were as follows:

1 Year Annualized Net Return 11/01/14 – 10/31/15
Arden Alternative Strategies Fund (AASF) – Class I	-0.70%
Arden Alternative Strategies II (AAS II) – Class I	1.51%
Arden Alternative Strategies II (AAS II) – Class Advisor	1.20%
HFRX Absolute Return Index	3.15%

Past performance is not indicative of future results.

2014-2015 Markets Review

Financial markets have been dominated by investor expectations of interest rate hikes in the United States combined with a rapid deterioration in the growth outlook for China and the emerging markets. Global equity markets (as represented by the MSCI World Index in US dollars) had modest positive returns but significantly higher volatility than in the prior year and there was a wide divergence of performance across different regions. Developed market indices strongly outperformed the emerging market indices, and in the United States, large cap indices outperformed small cap indices for the second consecutive year. The US dollar strengthened notably over the period (on a trade-weighted basis,) while conversely commodity markets were weak. The surge in US domestic oil production and the lack of a coordinated supply response from OPEC has led to a material oversupply in the energy market. US high yield markets also had poor performance during the period with the growing risk of default for issuers in the energy and basic material sectors being the primary driver of the negative return. Government bonds were little changed over the year. Short term interest rates edged higher in anticipation of rate hikes from the Federal Reserve, but longer term rates came under downward pressure as a stronger dollar and weaker commodity prices lowered inflation expectations.

For hedge fund strategies it was a year of mixed performance. Macro strategies overall had positive performance, especially systematic and trend-following strategies that were correctly positioned for trends around weaker commodities, weaker performance in emerging markets, and a stronger US dollar. Fundamental discretionary macro managers had mixed performance over the period. Some managers in particular struggled during the summer as weaker economic data in the US and a devaluation of the RMB by China caused losses for their portfolios. Popular trades that performed poorly in response to these events

1

included long equities in Europe and Japan, long the US dollar versus the Euro and the Yen, and longs in select emerging market currencies and rates.

For equity hedge strategies it was generally a positive, albeit volatile, year. Managers with a long bias and emphasis on large cap growth and momentum stocks typically outperformed. By contrast managers with a more cautious net exposure and an emphasis on value investing had weaker returns. The Russell 3000 Value Index underperformed the Russell 3000 Growth Index by in excess of 800bps (8%) during the period, the largest divergence in performance for the two indices since 2009.

Event-driven strategies had mixed performance with equity event strategies generally outperforming credit-oriented event driven strategies. This disparity was primarily driven by the outperformance of equities as an asset class versus credit. After a strong start to the period both strategies subsequently suffered during the August to October period. For equity event strategies, healthcare stocks were a notable detractor, as investors saw merger and acquisition activity in the sector threatened by calls for increased regulation for pharmaceutical companies. For credit event strategies, the energy and basic materials sectors were the source of the majority of defaults and debt restructurings that occurred. Managers who established positions early in these sectors suffered as commodity prices continued to slide and prices for distressed assets in these sectors struggled to find a floor.

For relative value managers, who employ strategies that avoid directional exposure to markets, it was also a year of mixed performance. Equity market neutral strategies on average performed better than credit and fixed income (interest rate) relative value trading. Within equity market neutral, managers employing systematic and quantitatively driven methods had better performance than managers with a fundamental analytical approach. Similar to what was seen in equity hedge, managers with a value component to their strategy typically underperformed. Credit and fixed income relative value experienced headwinds both from the low absolute levels of yield in those markets and the reduced liquidity available for trading, making it increasingly costly for managers to enter and exit positions.

Overview by Fund

AASF returned -0.70% in the 2014-2015 fiscal year. Macro strategies in the fund had positive performance in aggregate, with systematic strategies outperforming discretionary strategies. Profitable positions for the systematic strategies included: long developed market equities, long developed market government bonds, short emerging market equity indices, and short energy. While these trades were profitable over the year the returns were volatile, with German bonds selling off heavily in the spring and international equities experiencing sharp declines over the August to September period. The event driven strategies had mixed performance but overall made a positive contribution to returns, with equity event having stronger performance than the credit event allocation. A fundamental European equity hedge strategy was added to the portfolio in March of 2015, and also made a modest positive contribution to returns for the year. By contrast, the relative value strategies in AASF detracted from performance. Systematic equity market neutral and credit relative value strategies had positive performance, but these gains were offset by larger losses in the fundamental equity market neutral strategies. One fundamental equity market neutral manager was removed from the portfolio during the period and, subsequent to fiscal year end, replaced by a new systematic equity market neutral manager. Finally, the fund incurred modest losses on portfolio protection strategies, implemented via the purchase of put options on the US equity market.

AAS II Class I returned 1.51% in the 2014-2015 fiscal year. AAS II was launched in February of 2014 and over the course of this fiscal year the portfolio evolved significantly, with five new sub-advisers being appointed to the fund (one systematic macro, two equity hedge, and two systematic equity market neutral) and three sub-advisers being removed (mid-cap event driven strategy, credit relative value, and fundamental equity market neutral). The biggest driver of returns for the year was the allocation to equity hedge strategies. Equity long/short strategies focused on US and European equities all delivered positive returns over the period benefiting from good stock selection on the long side and net short exposure to underperforming sectors linked to commodities and emerging markets. The relative value allocation also contributed positively. The relative value exposure in the fund is concentrated in systematic equity market neutral strategies, which had solid performance over the year. The fundamental equity market neutral strategies had negative performance and one manager employing this strategy was removed from the portfolio towards the end of the year. A systematic macro strategy was added to the fund during the period and had a modest negative impact on performance. The strategy’s losses came predominantly from long positions in German bonds

2

and US treasuries during the sharp sell-off in rates in April. The event driven allocation also made a negative contribution to performance during the year, with the majority of the losses coming from the small and mid-cap focused manager investing across both equity and fixed income instruments. This manager was particularly impacted by exposure to commodity sensitive companies, and the manager was removed from the portfolio mid-year in favor of strategies where we saw a more positive trading environment.

Outlook

The financial markets are at an important juncture with the Federal Reserve widely anticipated to hike the Federal Funds rate for the first time in over nine years. Uncertainties abound as to the impact that a less accommodative US monetary policy will have on the rest of the world at a time when economic growth outside of the US remains anemic. Our aim for the coming year continues to be to provide our investors with steady returns while maintaining a low beta to stocks and bonds. We believe our portfolios of alternative strategies are now well diversified by investment style, asset class, and geographic exposure, and we remain confident the funds are suitably equipped to successfully navigate through the current environment and deliver attractive absolute returns over the coming fiscal year.

We thank you for your continued support and the confidence you have placed in us.

With best regards,

Arden Investment Committee

Investing involves various risks, including the risk of loss of principal. The Funds use strategies, including, for example, leverage, derivatives and short selling, that can be considered highly speculative investment practices. There is no assurance that the Funds can achieve their investment objective. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus which contains this and other important information about the Funds, visit www.ardenfunds.com. Read the prospectus carefully before you invest. Diversification neither ensures a profit nor prevents a loss.

This document contains “forward-looking statements” - that is, statements related to future, not past,events. These statements may be identified by words such as “expect,” “look forward to,” “anticipate” “intend,” “plan,” “believe,” “seek,” “estimate,” “will,” “project” or words of similar meaning. Such statements are based on Arden’s current expectations and certain assumptions. These are subject to a number of risks, uncertainties and factors and these market forecasts may not necessarily come to pass. Arden neither intends, nor assumes any obligation, to update or revise these forward-looking statements in light of developments which differ from those anticipated.

The Funds are subject to market risk, which is the possibility that market values of securities owned by the Funds will decline. The Funds are subject to various other principal risks, including, leverage risk, derivatives risk, short selling risk, credit and interest rate risk and foreign securities risks. As a result, the value of the Funds’ shares may be less than what you paid for them. Accordingly, you can lose money investing in the Funds. Please see the prospectus for more information on investment risks. The prospectus should be read carefully before investing.

The performance discussed herein represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares of the Fund, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data discussed.

Indices are provided only to show how the Funds’ returns compare to well-known indices. Indices are not actively managed, are not available for direct investment and do not have costs, fees, or other expenses associated with their performance. Indices may be comprised of significantly more securities than invested in by the Funds’ underlying managers, who may invest in securities not similar to those in the indices.

The HFRX Absolute Return Index is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Source: HFRI.

3

ARDEN ALTERNATIVE STRATEGIES FUND
OCTOBER 31, 2015

Portfolio By Type of Security

	Long	Short
Common Stocks	69.9%	(48.7)%
Preferred Stocks	0.1	—
Exchange Traded Funds	1.1	(4.2)
Asset-Backed Securities	1.6	—
Agency CMO	4.0	—
Corporate Bonds	13.5	(0.6)
Municipal Bonds	0.6	—
Sovereign Governments	4.8	—
U.S. Government Securities	4.3	(0.8)
Warrants	0.0 †	(0.0)†
Purchased Options and Swaptions	0.2	—
Short-Term Investments	3.3	—
Written Options and Swaptions	—	(0.1)
Other Assets less Liabilities*	51.0	—
Total	154.4%	(54.4)%

*	Please refer to the Consolidated Statements of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%

Performance Highlights

Average Total Return as of 10/31/15
	One Year	Since Inception (11/27/12)
Arden Alternative Strategies Fund	(0.70)%	1.66%
HFRX Absolute Return Index	3.15%	3.04%

Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance current to the most recent month-end please call 866-773-7145.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from November 27, 2012 to October 31, 2015, assuming the reinvestment of distributions.
4

ARDEN ALTERNATIVE STRATEGIES II
OCTOBER 31, 2015

Portfolio By Type of Security

	Long	Short
Common Stocks	80.5%	(33.4)%
Exchange Traded Funds	0.4	(12.1)
Warrants	—	(0.0)†
Purchased Options	0.7	—
Short-Term Investments	12.4	—
Written Options	—	(0.0)†
Other Assets less Liabilities*	51.5	—
Total	145.5%	(45.5)

*	Please refer to the Consolidated Statements of Assets and Liabilities for additional details.
†	Amount represents less than 0.05%

Performance Highlights

Average Total Return as of 10/31/15

	One Year	Since Inception (02/03/14)
Arden Alternative Strategies II – Class I	1.51%	1.10%
Arden Alternative Strategies II – Advisor Class	1.20%	0.86%
HFRX Absolute Return Index	3.15%	2.32%

Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance current to the most recent month-end please call 866-773-7145.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from February 3, 2014 to October 31, 2015, assuming the reinvestment of distributions.
5

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 69.9%
Aerospace & Defense — 1.7%
Airbus Group SE	15,224	$1,060,714
B/E Aerospace, Inc.(a)	40,504	1,901,663
Boeing Co./The	3,180	470,862
Dassault Aviation S.A.	471	545,386
DigitalGlobe, Inc.*(a)	10,933	163,230
Hexcel Corp.(a)	143	6,624
Honeywell International, Inc.	15,664	1,617,778
Northrop Grumman Corp.(b)	8,483	1,592,683
Orbital ATK, Inc.(b)	13,973	1,196,368
Precision Castparts Corp.	2,120	489,317
Raytheon Co.(b)	7,204	845,750
Safran S.A.	11,373	864,312
Spirit AeroSystems Holdings, Inc., Class A*(b)	13,800	727,812
Teledyne Technologies, Inc.*(b)	1,734	154,725
Textron, Inc.(b)	9,100	383,747
Thales S.A.	17,428	1,263,529
TransDigm Group, Inc.*(b)	213	46,828
Triumph Group, Inc.	3,347	155,903
United Technologies Corp.(b)	16,574	1,631,047
		15,118,278
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	26,753	1,856,123
Expeditors International of Washington, Inc.	6,100	303,719
Park-Ohio Holdings Corp.	3,843	132,584
PostNL N.V.*	104,540	431,780
		2,724,206
Airlines — 0.4%
International Consolidated Airlines Group S.A.*	164,562	1,474,829
Ryanair Holdings plc (ADR)	11,523	900,948
United Continental Holdings, Inc.*	22,873	1,379,471
		3,755,248
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*	17,742	393,163
Continental AG	3,687	886,699
Dana Holding Corp.	16,300	273,840
Lear Corp.	2,300	287,638

	SHARES	VALUE

Auto Components (continued)
Modine Manufacturing Co.*	36,369	$304,409
Tenneco, Inc.*	4,400	248,996
Tower International, Inc.*	51,267	1,408,304
		3,803,049
Automobiles — 0.3%
Fiat Chrysler Automobiles N.V.*	23,800	348,432
General Motors Co.	13,810	482,107
Peugeot S.A.*	36,986	651,763
Renault S.A.	9,298	876,551
		2,358,853
Banks — 1.9%
Banc of California, Inc.	39,748	518,314
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,989	378,123
Banco Santander S.A.	79,651	446,700
Bank of Ireland*	2,670,237	983,669
BB&T Corp.(a)	8,279	307,565
BNP Paribas S.A.	38,108	2,315,696
CIT Group, Inc.(a)	3,141	135,063
Comerica, Inc.(a)	36,326	1,576,548
Cullen/Frost Bankers, Inc.	3,700	253,228
East West Bancorp, Inc.	13,800	557,382
First Bancorp/Southern Pines NC	3,042	56,368
First Horizon National Corp.	200	2,836
First Republic Bank/CA(a)	11,832	772,748
Horizon Bancorp/IN	10,380	270,918
HSBC Holdings plc (ADR)(a)	28,936	1,130,529
ICICI Bank Ltd. (ADR)	56,471	486,780
ING Groep N.V. (CVA)	104,973	1,527,763
Intesa Sanpaolo S.p.A.	230,222	802,022
KeyCorp	103,035	1,279,695
Pacific Premier Bancorp, Inc.*	16,722	357,015
Permanent TSB Group Holdings plc*	41,314	200,805
Permanent TSB Group Holdings plc*	77,729	373,524
Shawbrook Group plc*(c)	1,239	6,481
Signature Bank/NY*(b)	5,360	798,211
Societe Generale S.A.	18,911	879,857
SunTrust Banks, Inc.	17,911	743,665
Univest Corp of Pennsylvania	6,129	120,680
Zions Bancorp.(b)	1,056	30,381
		17,312,566

See Accompanying Notes to the Consolidated Financial Statements.

6

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Beverages — 0.7%
Brown-Forman Corp., Class B	2,667	$283,182
Constellation Brands, Inc., Class A(a)	11,935	1,608,838
Dr Pepper Snapple Group, Inc.(a)	24,389	2,179,645
Molson Coors Brewing Co., Class B	18,431	1,623,771
PepsiCo, Inc.	9,294	949,754
		6,645,190
Biotechnology — 1.4%
Achillion Pharmaceuticals, Inc.*(a)	61,481	480,781
Actelion Ltd.*	190	26,411
AMAG Pharmaceuticals, Inc.*	17,095	683,800
Amgen, Inc.	2,675	423,131
Biogen, Inc.*	8,211	2,385,378
Celgene Corp.*	1,899	233,026
Insys Therapeutics, Inc.*(a)	8,352	215,148
Isis Pharmaceuticals, Inc.*	6,700	322,605
Medivation, Inc.*	34,484	1,450,397
MiMedx Group, Inc.*	30,259	220,286
Myriad Genetics, Inc.*	6,400	258,368
Neurocrine Biosciences, Inc.*(b)	6,834	335,481
Regeneron Pharmaceuticals, Inc.*	2,879	1,604,726
United Therapeutics Corp.*(a)(b)	13,633	1,999,007
Vertex Pharmaceuticals, Inc.*(b)	15,025	1,874,218
		12,512,763
Building Products — 0.8%
AO Smith Corp.	11,500	883,430
Armstrong World Industries, Inc.*	11,300	560,706
Builders FirstSource, Inc.*	366	4,326
Continental Building Products, Inc.*	23,795	418,078
Geberit AG	70	22,612
Insteel Industries, Inc.	5,479	117,196
Lennox International, Inc.(a)	12,541	1,665,570
Masco Corp.(a)	56,224	1,630,496
Owens Corning(a)(b)	52,086	2,371,476
		7,673,890
	SHARES	VALUE

Capital Markets — 1.6%
Affiliated Managers Group, Inc.*	1,600	$288,416
American Capital Ltd.*	129,835	1,660,590
Ameriprise Financial, Inc.	566	65,294
Anima Holding S.p.A.(c)	63,382	622,055
Azimut Holding S.p.A.	36,273	873,140
Charles Schwab Corp./The(b)	11,687	356,687
Credit Suisse Group AG*	2,821	70,436
Deutsche Bank AG(a)	9,682	270,612
E*TRADE Financial Corp.*(a)	55,989	1,596,246
Evercore Partners, Inc., Class A(a)	4,143	223,722
Franklin Resources, Inc.	33,398	1,361,302
Invesco Ltd.	12,729	422,221
Janus Capital Group, Inc.	30,600	475,218
Julius Baer Group Ltd.*	414	20,573
Legg Mason, Inc.	23,293	1,042,362
Lehman Brothers Escrow Holdings*	3,000	1,861
Lehman Brothers Escrow Holdings*	5,000	3,688
Lehman Brothers Escrow Holdings*	5,000	3,684
Lehman Brothers Escrow Holdings*	8,667	4,535
Lehman Brothers Escrow Holdings*	10,000	6,100
Lehman Brothers Escrow Holdings*	11,500	8,142
Lehman Brothers Escrow Holdings*	12,500	8,369
Lehman Brothers Escrow Holdings*	15,000	11,051
Lehman Brothers Escrow Holdings*	22,298	15,297
Lehman Brothers Escrow Holdings*	25,000	17,224
Morgan Stanley	9,488	312,819
Northern Trust Corp.(a)	12,443	875,863
NorthStar Asset Management Group, Inc.	8,878	129,885
Oppenheimer Holdings, Inc., Class A	4,409	80,905
SEI Investments Co.(b)	19,662	1,018,885
UBS Group AG	81,251	1,625,924
Waddell & Reed Financial, Inc., Class A(a)(b)	8,636	319,014

See Accompanying Notes to the Consolidated Financial Statements.

7

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Capital Markets (continued)
WisdomTree Investments, Inc.(b)	30,200	$580,746
		14,372,866
Chemicals — 1.2%
Air Products & Chemicals, Inc.	11,739	1,631,486
Airgas, Inc.	11,608	1,116,225
BASF SE	8,801	721,303
Cabot Corp.(a)	2,812	101,063
Cytec Industries, Inc.	4,240	315,541
Eastman Chemical Co.	3,900	281,463
Ecolab, Inc.	13,445	1,618,106
Givaudan S.A.*	18	32,232
Gulf Resources, Inc.*	9,817	16,787
Monsanto Co.(a)	17,203	1,603,664
OMNOVA Solutions, Inc.*	19,815	142,272
Potash Corp of Saskatchewan, Inc.(b)	60,745	1,228,871
Praxair, Inc.(b)	14,301	1,588,698
Sherwin-Williams Co./The(b)	1,300	346,879
Syngenta AG	171	57,574
		10,802,164
Commercial Services & Supplies — 0.8%
ARC Document Solutions, Inc.*	57,607	358,315
Cintas Corp.(a)	17,240	1,604,872
Elanders AB, Class B	98,686	658,403
Herman Miller, Inc.	13,847	439,365
ISS A/S	22,377	787,543
KAR Auction Services, Inc.	23,676	909,158
Multi-Color Corp.	4,593	357,519
Pitney Bowes, Inc.(a)	12,227	252,488
R.R. Donnelley & Sons Co.(a)	33,918	572,197
Tyco International plc(b)	33,740	1,229,486
West Corp.	14,245	339,173
		7,508,519
Communications Equipment — 1.0%
Arista Networks, Inc.*(b)	4,000	258,040
Bel Fuse, Inc., Class B	10,873	196,040
Brocade Communications Systems, Inc.	34,500	359,490
Ciena Corp.*(a)	100,112	2,416,704
CommScope Holding Co., Inc.*	13,700	444,291
Extreme Networks, Inc.*	96,719	347,221
F5 Networks, Inc.*	2,700	297,540
Harris Corp.	4,200	332,346
	SHARES	VALUE

Communications Equipment (continued)
Infinera Corp.*	42,700	$843,752
Juniper Networks, Inc.	51,699	1,622,832
Nokia OYJ	150,519	1,120,558
Palo Alto Networks, Inc.*	1,900	305,900
Polycom, Inc.*(b)	20,499	282,476
Ruckus Wireless, Inc.*	17,239	194,456
		9,021,646
Construction & Engineering — 0.8%
AECOM*	21,118	622,347
Chicago Bridge & Iron Co. N.V.	7,500	336,525
Comfort Systems USA, Inc.	6,976	222,744
Dycom Industries, Inc.*(a)	19,978	1,520,126
EMCOR Group, Inc.	12,589	607,797
KBR, Inc.	27,572	508,428
Maire Tecnimont S.p.A.*	211,750	611,466
PER Aarsleff A/S, Class B	2,913	979,254
Tutor Perini Corp.*	11,412	191,493
Vinci S.A.	23,184	1,564,839
		7,165,019
Construction Materials — 0.5%
Eagle Materials, Inc.(a)	28,003	1,849,038
LafargeHolcim Ltd.*	444	25,042
Martin Marietta Materials, Inc.(a)	5,283	819,658
Vulcan Materials Co.(b)	17,522	1,692,275
		4,386,013
Consumer Finance — 1.0%
Ally Financial, Inc.*(a)(b)	67,475	1,344,102
American Express Co.(a)	21,726	1,591,647
Capital One Financial Corp.	14,814	1,168,825
Consumer Portfolio Services, Inc.*	94,368	511,474
Discover Financial Services	28,319	1,592,094
Encore Capital Group, Inc.*	26,943	1,096,580
Ezcorp, Inc., Class A*	39,350	262,071
JG Wentworth Co./The, Class A*	194,463	995,651
Nelnet, Inc., Class A	7,535	269,602
Regional Management Corp.*	18,758	305,943
Santander Consumer U.S.A. Holdings, Inc.*(b)	14,326	258,011
		9,396,000

See Accompanying Notes to the Consolidated Financial Statements.

8

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Containers & Packaging — 0.2%
Avery Dennison Corp.(a)	4,297	$279,176
Berry Plastics Group, Inc.*	14,200	475,700
Graphic Packaging Holding Co.	20,800	294,528
Owens-Illinois, Inc.*	17,239	371,501
Packaging Corp of America(a)	192	13,142
Sealed Air Corp.	5,800	284,896
		1,718,943
Distributors — 0.1%
LKQ Corp.*	10,700	316,827
Pool Corp.(a)(b)	4,561	371,904
		688,731
Diversified Consumer Services — 0.3%
H&R Block, Inc.	43,394	1,616,861
Liberty Tax, Inc.	3,734	86,218
Service Corp. International(b)	20,600	582,156
Sotheby’s(b)	24,045	833,159
		3,118,394
Diversified Financial Services — 0.5%
CBOE Holdings, Inc.(a)	18,749	1,256,933
GAIN Capital Holdings, Inc.	24,637	183,546
Intercontinental Exchange, Inc.	3,205	808,942
Leucadia National Corp.	12,027	240,660
McGraw Hill Financial, Inc.	4,667	432,351
Moody’s Corp.	6,300	605,808
MSCI, Inc.	15,794	1,058,198
Nasdaq, Inc.(a)	3,335	193,063
		4,779,501
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	9,613	322,132
CenturyLink, Inc.(a)	56,939	1,606,249
Frontier Communications Corp.	55,000	282,700
Level 3 Communications, Inc.*(a)	22,670	1,155,036
Orange S.A.	77,677	1,369,670
Swisscom AG	43	22,186
		4,757,973
Electric Utilities — 1.0%
American Electric Power Co., Inc.	28,687	1,625,119
Enel S.p.A.	268,249	1,237,736
Entergy Corp.	13,758	937,745
Exelon Corp.	62,000	1,731,040
	SHARES	VALUE

Electric Utilities (continued)
FirstEnergy Corp.	53,816	$1,679,059
OGE Energy Corp.(a)	6,530	186,170
Pinnacle West Capital Corp.	23,837	1,513,888
		8,910,757
Electrical Equipment — 1.0%
ABB Ltd.*	4,063	76,701
AMETEK, Inc.(a)	10,500	575,610
Emerson Electric Co.(a)	25,478	1,203,326
EnerSys	4,646	283,360
Gamesa Corp. Tecnologica S.A.	57,619	911,444
Hubbell, Inc., Class B(a)	14,821	1,435,414
Nordex SE*	38,369	1,254,804
OSRAM Licht AG	15,191	893,873
PowerSecure International, Inc.*	47,662	593,869
SolarCity Corp.*(b)	20,860	618,499
Vestas Wind Systems A/S	21,800	1,270,583
		9,117,483
Electronic Equipment, Instruments & Components — 0.9%
Austria Technologie & Systemtechnik AG	49,519	846,209
Avnet, Inc.	11,617	527,760
FLIR Systems, Inc.(a)	5,769	153,859
Ingram Micro, Inc., Class A	26,214	780,653
Jabil Circuit, Inc.(a)	33,091	760,431
Methode Electronics, Inc.	30,313	1,010,332
Orbotech Ltd.*	25,009	413,899
Planar Systems, Inc.*	78,096	486,538
SuperCom Ltd.*	16,512	130,610
SYNNEX Corp.(a)(b)	3,846	340,140
TE Connectivity Ltd.(b)	25,180	1,622,599
Tech Data Corp.*(a)(b)	13,150	957,189
Zebra Technologies Corp., Class A*(b)	4,400	338,360
		8,368,579
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.(a)	61,640	1,020,142
Cameron International Corp.*	3,731	253,745
FMC Technologies, Inc.*	58,163	1,967,654
Halliburton Co.(a)	32,497	1,247,235
Helmerich & Payne, Inc.	5,836	328,392
National Oilwell Varco, Inc.(a)(b)	44,251	1,665,608
Noble Corp. plc(a)	82,992	1,117,902

See Accompanying Notes to the Consolidated Financial Statements.

9

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Energy Equipment & Services (continued)
Oceaneering International, Inc.(a)(b)	20,892	$877,882
Oil States International, Inc.*(b)	32,516	975,805
Patterson-UTI Energy, Inc.	49,300	734,077
Profire Energy, Inc.*	26,735	28,072
Superior Energy Services, Inc.	20,400	288,864
Tecnicas Reunidas S.A.	29,248	1,304,835
Tenaris S.A. (ADR)	433	10,942
Transocean Ltd.	669	10,220
		11,831,375
Food & Staples Retailing — 0.8%
Cia Brasileira de Distribuicao (ADR)(a)	11,995	157,494
Costco Wholesale Corp.(a)	10,188	1,610,927
Koninklijke Ahold N.V.	58,882	1,199,162
Kroger Co./The(a)	42,113	1,591,871
Performance Food Group Co.*	17,789	405,056
SpartanNash Co.	5,865	163,634
SUPERVALU, Inc.*	43,055	282,871
Sysco Corp.(a)(b)	37,426	1,543,823
United Natural Foods, Inc.*	4,495	226,773
Walgreens Boots Alliance, Inc.(b)	3,000	254,040
Whole Foods Market, Inc.	7,440	222,902
		7,658,553
Food Products — 1.3%
Campbell Soup Co.(a)	31,244	1,586,883
Darling Ingredients, Inc.*(a)	16,771	169,723
General Mills, Inc.	5,254	305,310
Hain Celestial Group, Inc./The*	15,500	772,675
Hershey Co./The(a)	17,094	1,516,067
JM Smucker Co./The(b)	6,243	732,866
Kellogg Co.(a)	16,114	1,136,359
Keurig Green Mountain, Inc.(a)	8,668	439,901
Mead Johnson Nutrition Co.(a)	24,152	1,980,464
Mondelez International, Inc., Class A	6,300	290,808
Nestle S.A.	5,957	455,611
Pilgrim’s Pride Corp.(a)	34,400	653,256
Pinnacle Foods, Inc.	13,566	597,989
Suedzucker AG	45,244	845,296
		11,483,208

	SHARES	VALUE

Gas Utilities — 0.0%†
Questar Corp.(a)	19,122	$394,869
Health Care Equipment & Supplies — 2.9%
ABIOMED, Inc.*(a)	16,358	1,204,930
Alere, Inc.*	9,340	430,761
Align Technology, Inc.*	8,900	582,594
Baxter International, Inc.(b)	286,232	10,702,214
Boston Scientific Corp.*(a)	87,112	1,592,407
Cynosure, Inc., Class A*	9,276	349,149
DENTSPLY International, Inc.(a)	17,783	1,082,096
DexCom, Inc.*	12,949	1,078,911
Edwards Lifesciences Corp.*	10,403	1,634,831
Greatbatch, Inc.*	6,185	330,588
Guerbet	16,186	1,098,194
Hill-Rom Holdings, Inc.(a)	5,032	265,136
Hologic, Inc.*(a)	19,350	751,941
IDEXX Laboratories, Inc.*(a)	4,506	309,202
Intuitive Surgical, Inc.*(a)	1,813	900,336
Medtronic plc	16,468	1,217,315
Medtronic plc(b)	19,347	1,430,130
NuVasive, Inc.*(b)	12,585	593,509
RTI Surgical, Inc.*	58,394	245,547
STERIS Corp.	5,135	384,868
Syneron Medical Ltd.*	12,736	103,289
		26,287,948
Health Care Providers & Services — 2.8%
Aetna, Inc.	14,039	1,611,396
Air Methods Corp.*	10,690	437,542
AmerisourceBergen Corp.(a)	20,355	1,964,461
AMN Healthcare Services, Inc.*	29,400	834,078
Anthem, Inc.(a)	2,755	383,358
BioTelemetry, Inc.*	28,779	374,703
Brookdale Senior Living, Inc.*(b)	275,890	5,768,860
Cardinal Health, Inc.(a)	13,528	1,112,002
DaVita HealthCare Partners, Inc.*	13,038	1,010,575
Fresenius SE & Co. KGaA	14,519	1,065,718
HCA Holdings, Inc.*	5,176	356,057
InfuSystems Holdings, Inc.*	12,123	32,975
Landauer, Inc.	1,248	49,283
McKesson Corp.(a)(b)	14,557	2,602,792
MEDNAX, Inc.*(a)(b)	22,632	1,594,877
Patterson Cos., Inc.	7,855	372,327

See Accompanying Notes to the Consolidated Financial Statements.

10

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	22,099	$1,501,627
Tenet Healthcare Corp.*(a)	12,685	397,928
UnitedHealth Group, Inc.(a)	9,656	1,137,284
Universal Health Services, Inc., Class B(b)	12,696	1,550,055
WellCare Health Plans, Inc.*(a)(b)	12,051	1,067,719
		25,225,617
Health Care Technology — 0.1%
athenahealth, Inc.*(a)	6,994	1,066,235
Connecture, Inc.*	12,682	74,824
		1,141,059
Hotels, Restaurants & Leisure — 2.2%
Bloomin’ Brands, Inc.	16,500	280,005
Brinker International, Inc.(a)	18,720	851,947
Buffalo Wild Wings, Inc.*(a)	6,173	952,309
Carnival Corp.	38,517	2,082,999
Century Casinos, Inc.*	23,412	159,202
Cheesecake Factory, Inc./The(a)	4,716	227,311
Chipotle Mexican Grill, Inc.*	870	557,000
Cracker Barrel Old Country Store, Inc.	5,950	817,887
Darden Restaurants, Inc.(a)	19,924	1,233,096
Del Frisco’s Restaurant Group, Inc.*	23,781	320,330
Del Taco Restaurants, Inc.*	34,789	408,075
Domino’s Pizza, Inc.	2,800	298,676
Dunkin’ Brands Group, Inc.	7,300	302,293
Jack in the Box, Inc.	4,200	313,026
Marriott Vacations Worldwide Corp.	1,527	98,339
McDonald’s Corp.(a)(b)	14,318	1,607,196
MGM Resorts International*(a)(b)	152,490	3,536,243
Norwegian Cruise Line Holdings Ltd.*	5,400	343,548
Panera Bread Co., Class A*	1,001	177,547
RCI Hospitality Holdings, Inc.*	34,406	341,996
Red Robin Gourmet Burgers, Inc.*(a)	494	36,996
Royal Caribbean Cruises Ltd.(a)(b)	13,746	1,351,919
Six Flags Entertainment Corp.(b)	30,691	1,597,160
Sonic Corp.(b)	10,800	308,232
Speedway Motorsports, Inc.	6,537	120,738

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.(b)	11,088	$693,776
Texas Roadhouse, Inc.	13,783	473,446
		19,491,292
Household Durables — 1.2%
Cairn Homes plc*	823,472	914,586
Century Communities, Inc.*	5,889	112,362
Harman International Industries, Inc.	14,018	1,541,419
Helen of Troy Ltd.*(a)	870	86,313
Jarden Corp.*	10,000	448,000
Leggett & Platt, Inc.	334	15,040
Maisons France Confort S.A.	13,922	608,240
Mohawk Industries, Inc.*(a)(b)	11,381	2,224,985
Newell Rubbermaid, Inc.(a)(b)	36,883	1,564,946
PulteGroup, Inc.	14,100	258,453
SEB S.A.	9,314	947,193
Sony Corp. (ADR)(b)	21,600	613,440
Tempur Sealy International, Inc.*	1,837	142,992
Whirlpool Corp.(b)	4,838	774,757
William Lyon Homes, Class A*	19,496	416,045
		10,668,771
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.*(a)	83,766	1,299,210
Vivint Solar, Inc.*	39,649	469,048
		1,768,258
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	12,555	1,092,285
Danaher Corp.(a)	17,331	1,617,156
General Electric Co.	44,093	1,275,169
Roper Technologies, Inc.	2,579	480,597
Siemens AG	8,907	896,204
		5,361,411
Insurance — 1.7%
Aflac, Inc.	20,653	1,316,629
Allianz SE	4,270	748,229
Allied World Assurance Co. Holdings AG	7,073	257,174
Allstate Corp./The	30,581	1,892,352
American Financial Group, Inc.	1,395	100,705
Arthur J Gallagher & Co.	5,707	249,567

See Accompanying Notes to the Consolidated Financial Statements.

11

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Insurance (continued)
AXA S.A.	69,517	$1,859,509
Cincinnati Financial Corp.(a)	17,411	1,048,665
Endurance Specialty Holdings Ltd.	7,586	478,904
Hartford Financial Services Group, Inc./The	25,903	1,198,273
Lincoln National Corp.(a)	19,069	1,020,382
Maiden Holdings Ltd.	7,393	114,961
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,989	995,737
National Western Life Group, Inc., Class A	1,517	391,371
Principal Financial Group, Inc.	7,900	396,264
Progressive Corp./The(a)	21,685	718,424
RenaissanceRe Holdings Ltd.(a)(b)	1,959	214,765
Swiss Re AG	651	60,526
Travelers Cos., Inc./The(b)	3,806	429,659
Unum Group	16,833	583,264
Validus Holdings Ltd.	7,104	314,707
XL Group plc(b)	33,973	1,293,692
Zurich Insurance Group AG*	277	73,226
		15,756,985
Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	2,774	1,736,247
Ctrip.com International Ltd. (ADR)*(a)	27,242	2,532,689
Expedia, Inc.(a)	12,691	1,729,783
HomeAway, Inc.*(a)	5,294	167,079
Liberty Ventures*(b)	112,466	4,900,144
Netflix, Inc.*	15,340	1,662,549
Priceline Group, Inc./The*(b)	502	730,028
		13,458,519
Internet Software & Services — 1.3%
58.com, Inc. (ADR)*	3,800	199,462
Akamai Technologies, Inc.*	10,541	641,104
Alphabet, Inc., Class A*	2,165	1,596,449
Cornerstone OnDemand, Inc.*	11,998	377,937
DHI Group, Inc.*	7,697	69,658
eBay, Inc.*(a)	9,606	268,007
IAC/InterActiveCorp(a)	24,025	1,609,915
LinkedIn Corp., Class A*(a)	7,431	1,789,905
LogMeIn, Inc.*	393	26,473
MercadoLibre, Inc.	5,100	501,687

	SHARES	VALUE

Internet Software & Services (continued)
NetEase, Inc. (ADR)	3,000	$433,590
Pandora Media, Inc.*(a)	36,787	423,418
Perion Network Ltd.*	92,050	194,226
Rightside Group Ltd.*	10,065	81,023
Scout24 AG*(c)	29,911	1,003,195
SINA Corp.*	5,200	247,728
Yahoo!, Inc.*(b)	61,942	2,206,374
		11,670,151
IT Services — 2.0%
Accenture plc, Class A	2,988	320,314
Acxiom Corp.*(a)	14,452	319,678
Amdocs Ltd.	17,497	1,042,296
Broadridge Financial Solutions, Inc.(a)	15,992	952,803
Cognizant Technology Solutions Corp., Class A*(a)	34,151	2,326,025
CoreLogic, Inc.*	3,227	125,788
Datalink Corp.*	18,242	133,167
Euronet Worldwide, Inc.*(a)	10,626	852,630
Everi Holdings, Inc.*	231,208	1,082,053
Fidelity National Information Services, Inc.(b)	23,598	1,720,766
FleetCor Technologies, Inc.*	4,700	680,842
Global Payments, Inc.	12,919	1,762,281
Leidos Holdings, Inc.	11,950	628,212
MasterCard, Inc., Class A	7,077	700,552
Net 1 UEPS Technologies, Inc.*	5,460	92,984
Planet Payment, Inc.*	17,300	51,900
Sabre Corp.(b)	9,900	290,268
Sopra Steria Group	6,457	734,896
Total System Services, Inc.(b)	15,363	805,789
Vantiv, Inc., Class A*(b)	31,667	1,588,100
VeriFone Systems, Inc.*(b)	27,032	814,744
Visa, Inc., Class A(b)	5,800	449,964
WEX, Inc.*	2,032	182,697
Xerox Corp.	58,745	551,616
		18,210,365
Leisure Products — 1.0%
Brunswick Corp.(a)	7,058	379,791
Mattel, Inc.(a)(b)	261,238	6,421,230
Polaris Industries, Inc.(a)(b)	17,544	1,970,893
Smith & Wesson Holding Corp.*(b)	5,548	99,088

See Accompanying Notes to the Consolidated Financial Statements.

12

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Leisure Products (continued)
Summer Infant, Inc.*	46,866	$81,078
		8,952,080
Life Sciences Tools & Services — 0.3%
Cambrex Corp.*	5,959	273,935
Charles River Laboratories International, Inc.*	9,988	651,617
Illumina, Inc.*	1,800	257,904
Lonza Group AG*	5,331	783,106
Quintiles Transnational Holdings, Inc.*	4,700	299,155
WuXi PharmaTech Cayman, Inc. (ADR)*(a)(b)	16,732	747,921
		3,013,638
Machinery — 0.9%
Actuant Corp., Class A(a)	362	8,253
Allison Transmission Holdings, Inc.	33,678	966,559
Colfax Corp.*(a)	35,003	943,681
Dover Corp.(a)	19,975	1,286,989
Federal Signal Corp.	10,504	158,190
Flowserve Corp.(a)	7,438	344,826
IDEX Corp.	4,211	323,236
Illinois Tool Works, Inc.(a)	15,351	1,411,371
ITT Corp.	11,745	464,867
Joy Global, Inc.(a)	16,400	281,752
Proto Labs, Inc.*	11,158	723,485
Timken Co./The(b)	9,198	290,657
Toro Co./The(a)(b)	4,634	348,801
WABCO Holdings, Inc.*(b)	2,900	325,467
		7,878,134
Marine — 0.1%
Kirby Corp.*(a)	18,316	1,195,852
Safe Bulkers, Inc.	33,315	102,610
		1,298,462
Media — 3.8%
AMC Networks, Inc., Class A*	4,400	325,116
CBS Corp., Class B	19,870	924,352
Comcast Corp., Class A(b)	37,274	2,334,098
Cumulus Media, Inc., Class A*	152,542	70,032
DreamWorks Animation SKG, Inc., Class A*(a)	5,844	118,282
Eros International plc*	16,000	178,720
Global Eagle Entertainment, Inc.*	25,000	333,000
Grupo Televisa SAB (ADR)	1,094	31,879

	SHARES	VALUE

Media (continued)
Interpublic Group of Cos., Inc./The	43,992	$1,008,737
Liberty Global plc, Class A*(a)	33,181	1,477,218
Lions Gate Entertainment Corp.(b)	175,335	6,832,805
Omnicom Group, Inc.(a)	3,918	293,537
Starz, Class A*(b)	126,689	4,245,348
Stroeer SE	14,875	938,745
Time Warner Cable, Inc.(b)	38,624	7,315,386
Time Warner, Inc.(b)	105,558	7,952,740
Time, Inc.	10,311	191,578
		34,571,573
Metals & Mining — 0.6%
Agnico Eagle Mines Ltd.	21,600	611,064
AngloGold Ashanti Ltd. (ADR)*	75,400	636,376
APERAM S.A.*	14,975	462,648
Barrick Gold Corp.(b)	128,338	986,919
Carpenter Technology Corp.(a)	1,558	51,897
Franco-Nevada Corp.	13,637	691,260
Goldcorp, Inc.	45,727	586,220
Nucor Corp.(b)	3,228	136,544
POSCO (ADR)(a)	1,084	43,392
Reliance Steel & Aluminum Co.(b)	4,384	262,865
Royal Gold, Inc.	22,812	1,091,326
Steel Dynamics, Inc.(a)	3,902	72,070
		5,632,581
Multiline Retail — 0.5%
Dillard’s, Inc., Class A(a)	4,104	367,226
Dollar General Corp.(a)	15,523	1,051,994
Dollar Tree, Inc.*	4,500	294,705
J.C. Penney Co., Inc.*(b)	35,401	324,627
Kohl’s Corp.(a)	5,500	253,660
Macy’s, Inc.	37,634	1,918,581
Nordstrom, Inc.(a)	2,791	182,001
		4,392,794
Multi-Utilities — 1.0%
Ameren Corp.	36,236	1,582,788
CenterPoint Energy, Inc.	18,700	346,885
Consolidated Edison, Inc.	21,824	1,434,928
DTE Energy Co.	15,135	1,234,865
E.ON SE	43,681	460,980
MDU Resources Group, Inc.(a)	4,059	76,553

See Accompanying Notes to the Consolidated Financial Statements.

13

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Multi-Utilities (continued)
PG&E Corp.(b)	30,802	$1,644,827
RWE AG	32,488	452,105
Veolia Environnement S.A.	44,224	1,029,760
WEC Energy Group, Inc.(a)(b)	14,077	725,810
		8,989,501
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	17,342	1,159,833
Apache Corp.	34,618	1,631,546
Cabot Oil & Gas Corp.(a)	18,554	402,807
Carrizo Oil & Gas, Inc.*	24,500	921,935
Cimarex Energy Co.(a)	7,100	838,226
Cobalt International Energy, Inc.*(a)	53,309	408,880
Concho Resources, Inc.*	16,101	1,866,267
Cosan Ltd., Class A	14,034	49,119
Delek US Holdings, Inc.	27,300	742,560
Denbury Resources, Inc.	82,200	290,988
Diamondback Energy, Inc.	4,600	339,664
EQT Corp.(a)	22,111	1,460,874
Exxon Mobil Corp.	3,700	306,138
Gran Tierra Energy, Inc.*	192,229	461,350
Gulfport Energy Corp.*	9,414	286,845
Hess Corp.(a)	25,745	1,447,126
HollyFrontier Corp.	32,715	1,602,054
Kinder Morgan, Inc.	33,322	911,357
Marathon Oil Corp.(a)	63,443	1,166,082
Marathon Petroleum Corp.	33,629	1,741,982
Murphy Oil Corp.(a)	54,334	1,544,716
Navigator Holdings Ltd.*	9,316	133,498
Navios Maritime Acquisition Corp.	32,577	116,626
Newfield Exploration Co.*	5,100	204,969
Noble Energy, Inc.(a)	45,940	1,646,490
Occidental Petroleum Corp.(b)	21,752	1,621,394
ONEOK, Inc.(a)	41,655	1,412,938
Pacific Ethanol, Inc.*	4,704	28,271
Parsley Energy, Inc., Class A*	44,700	792,531
PDC Energy, Inc.*(a)(b)	33,284	2,008,357
Phillips 66(a)	33,827	3,012,294
QEP Resources, Inc.(a)	61,191	946,013
Range Resources Corp.(a)(b)	54,403	1,656,027
Royal Dutch Shell plc, Class A	37,529	983,435
RSP Permian, Inc.*(b)	33,200	910,344
Saras S.p.A.*	302,296	596,694
SM Energy Co.(b)	11,567	385,759
	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.*(a)(b)	100,031	$1,104,342
Spectra Energy Corp.(b)	50,136	1,432,385
Targa Resources Corp.	8,654	494,576
Teekay Corp.(b)	3,737	120,070
Tesoro Corp.(b)	10,067	1,076,464
TOTAL S.A.	42,264	2,051,666
Tsakos Energy Navigation Ltd.	20,517	184,037
Valero Energy Corp.(b)	28,699	1,891,838
Western Refining, Inc.	10,321	429,560
Williams Cos., Inc./The(b)	95,118	3,751,454
		48,572,381
Paper & Forest Products — 0.2%
Domtar Corp.	5,053	208,386
International Paper Co.(a)	7,828	334,177
UPM-Kymmene OYJ	42,929	804,877
		1,347,440
Personal Products — 0.2%
Herbalife Ltd.*	8,900	498,756
Unilever N.V. (CVA)	36,254	1,639,319
		2,138,075
Pharmaceuticals — 3.4%
AbbVie, Inc.	10,500	625,275
Allergan plc*(b)	18,111	5,586,700
ANI Pharmaceuticals, Inc.*	6,141	256,939
Bristol-Myers Squibb Co.(a)	33,545	2,212,293
Depomed, Inc.*	6,547	114,572
Eli Lilly & Co.(b)	19,665	1,604,074
GlaxoSmithKline plc (ADR)(a)	37,043	1,595,072
Ipsen S.A.	14,380	907,981
Johnson & Johnson	10,313	1,041,922
Lannett Co., Inc.*	13,139	588,233
Merck & Co., Inc.(a)(b)	37,134	2,029,744
Novartis AG	4,249	386,234
Novartis AG (ADR)	9,129	825,535
Novo Nordisk A/S (ADR)(a)(b)	28,354	1,507,866
Novo Nordisk A/S, Class B	36,865	1,958,386
Perrigo Co. plc	2,278	359,332
Pfizer, Inc.(b)	46,376	1,568,436
Phibro Animal Health Corp., Class A	18,181	606,518
Roche Holding AG	1,298	352,323
Sagent Pharmaceuticals, Inc.*	11,244	189,012
Sanofi	15,977	1,613,723

See Accompanying Notes to the Consolidated Financial Statements.

14

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Pharmaceuticals (continued)
Shire plc (ADR)(a)(b)	7,119	$1,616,369
Sucampo Pharmaceuticals, Inc., Class A*	23,531	455,560
Teva Pharmaceutical Industries Ltd. (ADR)	6,642	393,140
Valeant Pharmaceuticals International, Inc.*(b)	3,700	346,949
Zoetis, Inc.(b)	37,027	1,592,531
		30,334,719
Professional Services — 0.6%
Adecco S.A.*	12,544	934,027
Equifax, Inc.	15,118	1,611,125
IHS, Inc., Class A*	903	107,945
Robert Half International, Inc.(b)	12,100	637,186
SGS S.A.	10	19,060
Towers Watson & Co., Class A(a)	1,288	159,145
Verisk Analytics, Inc., Class A*(b)	22,951	1,643,521
		5,112,009
Real Estate Investment Trusts (REITs) — 0.7%
Bluerock Residential Growth REIT, Inc.	7,525	88,193
Campus Crest Communities, Inc.(b)	372,853	2,472,015
Cherry Hill Mortgage Investment Corp.	26,097	383,626
Communications Sales & Leasing, Inc.	18,587	373,413
New Residential Investment Corp.	26,181	317,576
New Senior Investment Group, Inc.	112,403	1,126,278
Newcastle Investment Corp.	24,830	122,164
NexPoint Residential Trust, Inc.	7,564	99,693
Pebblebrook Hotel Trust	9,000	307,620
Plum Creek Timber Co., Inc.	7,000	285,180
Preferred Apartment Communities, Inc., Class A	30,294	331,719
RAIT Financial Trust	97,316	471,983
Starwood Property Trust, Inc.	4,000	80,360
Sunstone Hotel Investors, Inc.	16,800	242,928
		6,702,748

	SHARES	VALUE

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*	4,196	$156,427
Deutsche Wohnen AG	34,988	987,065
Forest City Enterprises, Inc., Class A*(a)	21,315	471,061
Jones Lang LaSalle, Inc.	1,900	316,749
Realogy Holdings Corp.*(b)	10,951	428,184
		2,359,486
Road & Rail — 0.7%
CSX Corp.	45,598	1,230,690
Hertz Global Holdings, Inc.*	82,735	1,613,332
Kansas City Southern(a)	16,492	1,364,878
Nobina AB*(c)	131,020	524,476
Ryder System, Inc.	2,193	157,414
Swift Transportation Co.*	25,327	395,861
Union Pacific Corp.	12,060	1,077,561
		6,364,212
Semiconductors & Semiconductor Equipment — 1.8%
Altera Corp.	1,930	101,422
Analog Devices, Inc.	6,000	360,720
Broadcom Corp., Class A	4,125	212,025
Cavium, Inc.*	28,415	2,016,044
Cirrus Logic, Inc.*	11,800	363,794
Cree, Inc.*(a)	685	17,255
Cypress Semiconductor Corp.*(a)	62,570	659,488
First Solar, Inc.*	31,624	1,804,782
Integrated Device Technology, Inc.*	62,688	1,598,544
Intel Corp.(a)	31,120	1,053,723
Lam Research Corp.	4,400	336,996
Linear Technology Corp.	45,282	2,011,426
NVIDIA Corp.(a)	58,255	1,652,694
NXP Semiconductors N.V.*	3,500	274,225
ON Semiconductor Corp.*	31,400	345,400
Sequans Communications S.A. (ADR)*	60,475	112,484
Skyworks Solutions, Inc.(a)(b)	9,300	718,332
Synaptics, Inc.*	1,611	137,080
Teradyne, Inc.(b)	17,100	333,792
Tessera Technologies, Inc.(b)	9,777	341,902
Texas Instruments, Inc.(a)	11,588	657,271
Xilinx, Inc.(b)	32,761	1,560,079
		16,669,478
Software — 3.8%
Activision Blizzard, Inc.	5,366	186,522
Adobe Systems, Inc.*	21,399	1,897,235

See Accompanying Notes to the Consolidated Financial Statements.

15

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Software (continued)
Attunity Ltd.*	8,788	$110,245
Autodesk, Inc.*(a)	29,054	1,603,490
CDK Global, Inc.(b)	14,473	720,611
Check Point Software Technologies Ltd.*	16,305	1,384,947
Citrix Systems, Inc.*	19,734	1,620,161
CommVault Systems, Inc.*(a)	14,386	582,921
CyberArk Software Ltd.*(a)	5,400	268,056
Ellie Mae, Inc.*	3,300	240,834
FactSet Research Systems, Inc.	1,501	262,855
Fortinet, Inc.*	9,800	336,728
Guidewire Software, Inc.*(a)	5,674	330,397
Manhattan Associates, Inc.*	4,200	305,970
Microsoft Corp.(b)	211,161	11,115,515
NetSuite, Inc.*(a)	5,770	490,854
Open Text Corp.(b)	2,306	106,998
Proofpoint, Inc.*	4,700	331,068
Qlik Technologies, Inc.*(a)	58,888	1,847,317
Red Hat, Inc.*(b)	25,750	2,037,083
salesforce.com, inc.*(b)	20,636	1,603,624
ServiceNow, Inc.*(a)(b)	19,771	1,614,302
Splunk, Inc.*(b)	28,805	1,617,689
SS&C Technologies Holdings, Inc.(b)	3,900	289,185
Take-Two Interactive Software, Inc.*(a)(b)	11,057	367,092
TiVo, Inc.*(b)	18,059	163,976
Tyler Technologies, Inc.*(b)	4,857	827,439
Ultimate Software Group, Inc./The*(a)(b)	1,937	395,826
Workday, Inc., Class A*(a)(b)	20,463	1,615,963
		34,274,903
Specialty Retail — 2.2%
Aaron’s, Inc.(a)	16,706	412,137
Abercrombie & Fitch Co., Class A(a)	27,686	586,666
Advance Auto Parts, Inc.	8,165	1,620,181
Ascena Retail Group, Inc.*	20,800	277,056
AutoNation, Inc.*	3,956	249,980
AutoZone, Inc.*	412	323,177
Bed Bath & Beyond, Inc.*(a)	5,475	326,474
Best Buy Co., Inc.(a)	45,583	1,596,772
Dick’s Sporting Goods, Inc.	17,044	759,310
DSW, Inc., Class A(a)	19,300	481,342
Express, Inc.*(a)	31,653	610,903
Five Below, Inc.*(a)	18,996	652,323

	SHARES	VALUE

Specialty Retail (continued)
Foot Locker, Inc.(a)	18,649	$1,263,470
GNC Holdings, Inc., Class A(a)	51,755	1,539,711
Groupe Fnac S.A.*	16,263	1,054,954
L Brands, Inc.(a)	17,024	1,633,964
Lithia Motors, Inc., Class A	3,200	375,648
Lowe’s Cos., Inc.	7,400	546,342
O’Reilly Automotive, Inc.*	3,360	928,234
Pier 1 Imports, Inc.	79,384	589,029
Sally Beauty Holdings, Inc.*	9,974	234,489
Select Comfort Corp.*	6,448	136,698
Signet Jewelers Ltd.	10,709	1,616,416
Sonic Automotive, Inc., Class A	19,004	473,960
Tile Shop Holdings, Inc.*	29,246	424,359
Ulta Salon Cosmetics & Fragrance, Inc.*(b)	2,980	518,401
Urban Outfitters, Inc.*(b)	9,600	274,560
		19,506,556
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	7,603	908,559
EMC Corp.	11,664	305,830
Logitech International S.A.	54,668	804,714
NetApp, Inc.(a)	38,600	1,312,400
Quantum Corp.*	585,265	491,623
S&T AG	159,118	836,376
USA Technologies, Inc.*	52,110	147,992
Western Digital Corp.(a)(b)	18,631	1,244,923
		6,052,417
Textiles, Apparel & Luxury Goods — 0.9%
Cie Financiere Richemont S.A.	964	82,702
Coach, Inc.	2,754	85,925
Fossil Group, Inc.*(a)	25,398	1,381,905
Kate Spade & Co.*	5,300	95,241
lululemon athletica, Inc.*(a)	14,800	727,716
Michael Kors Holdings Ltd.*(a)(b)	40,032	1,546,836
NIKE, Inc., Class B(b)	12,298	1,611,407
Pandora A/S	9,920	1,144,500
Ralph Lauren Corp.	12,205	1,351,948
Rocky Brands, Inc.	23,914	304,904
Swatch Group AG/The	57	22,311
		8,355,395
Thrifts & Mortgage Finance — 0.3%
BofI Holding, Inc.*	6,400	512,064
Federal Agricultural Mortgage Corp., Class C	20,402	599,003

See Accompanying Notes to the Consolidated Financial Statements.

16

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.*	5,334	$111,641
LendingTree, Inc.*	2,700	327,672
Meta Financial Group, Inc.	2,093	90,166
MGIC Investment Corp.*(a)	95,361	896,393
Nationstar Mortgage Holdings, Inc.*	19,852	263,436
Ocwen Financial Corp.*	16,436	114,888
Stonegate Mortgage Corp.*	20,861	119,533
		3,034,796
Trading Companies & Distributors — 0.6%
AerCap Holdings N.V.*	50,594	2,099,651
HD Supply Holdings, Inc.*	28,346	844,427
MSC Industrial Direct Co., Inc., Class A(a)	10,160	637,743
Watsco, Inc.	2,000	246,060
WESCO International, Inc.*(b)	4,720	230,950
WW Grainger, Inc.(a)	6,734	1,414,140
		5,472,971
Transportation Infrastructure — 0.2%
Atlantia S.p.A.	52,353	1,450,763
Wireless Telecommunication Services — 0.5%
Boingo Wireless, Inc.*	39,914	308,535
China Mobile Ltd. (ADR)(b)	3,161	190,640
SBA Communications Corp., Class A*(b)	13,578	1,616,054
SK Telecom Co., Ltd. (ADR)(a)(b)	13,350	314,526
SoftBank Group Corp.	18,100	1,019,522
Telephone & Data Systems, Inc.(b)	11,044	316,300
T-Mobile U.S., Inc.*(b)	7,300	276,597
Vodafone Group plc (ADR)(b)	7,251	239,065
		4,281,239
TOTAL COMMON STOCKS (cost $636,968,755)		633,183,363
PREFERRED STOCKS — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
Campus Crest Communities, Inc. 8.00%, 02/09/2017(b)(d)	14,541	382,428
Semiconductors & Semiconductor Equipment — 0.0%†
SunEdison, Inc. 6.75%*(b)(d)	300	205,329
TOTAL PREFERRED STOCKS (cost $663,477)		587,757

	SHARES	VALUE

EXCHANGE TRADED FUNDS — 1.1%
Market Vectors Gold Miners ETF	11,110	$166,206
SPDR Dow Jones International Real Estate ETF	47,946	1,987,841
Vanguard Global ex-U.S. Real Estate ETF	57,798	3,095,083
Vanguard REIT ETF	56,183	4,488,460
TOTAL EXCHANGE TRADED FUNDS (cost $10,142,069)		9,737,590

	PRINCIPAL AMOUNT

ASSET-BACKED SECURITIES — 1.6%
Aberdeen Loan Funding Ltd., Series 2008-1A, Class A, 0.95%, 11/1/2018(c)(e)	$320,965	318,621
ACIS CLO Ltd.,
Series 2013-1A, Class A, 0.00%, 4/18/2024(c)(e)	700,000	673,878
Series 2014-4A, Class A, 1.72%, 5/1/2026(c)(e)	1,550,000	1,524,696
Anchorage Capital CLO Ltd., Series 2014-4A, Class A2, 2.45%, 7/28/2026(c)(e)	1,000,000	972,708
ARES XII CLO Ltd., Series 2007-12A, Class A, 0.96%, 11/25/2020(c)(e)	389,682	386,163
Crown Point CLO III Ltd., Series 2015-3A, Class A2, 1.86%, 12/31/2027(c)(e)	1,000,000	979,358
Cutwater Ltd., Series 2015-1A, Class A2, 1.85%, 7/15/2027(c)(e)	750,000	738,313
Four Corners CLO II Ltd., Series 2006-2A, Class A, 0.59%, 1/26/2020(c)(e)	408,541	403,535

See Accompanying Notes to the Consolidated Financial Statements.

17

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
Greywolf CLO V Ltd., Series 2015-1A, Class A1, 1.92%, 4/25/2027(c)(e)	$350,000	$347,962
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class A, 1.74%, 4/20/2027(c)(e)	400,000	393,270
Series 2015-2A, Class A, 1.73%, 7/25/2027(c)(e)	550,000	541,365
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/15/2025(c)(e)	1,000,000	978,886
KVK CLO Ltd., Series 2013-2A, Class B, 2.32%, 1/15/2026(c)(e)	1,500,000	1,457,281
Marathon CLO VI Ltd., Series 2014-6A, Class A2, 2.36%, 5/13/2025(c)(e)	1,000,000	969,188
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class A, 1.97%, 5/22/2027(c)(e)	800,000	780,830
OFSI Fund VI Ltd., Series 2014-6A, Class A1, 1.35%, 3/20/2025(c)(e)	500,000	486,121
Sound Point CLO VIII Ltd. Series 2015-1A, Class A, 1.85%, 4/15/2027(c)(e)	900,000	889,920
Series 2015-1A, Class B, 2.37%, 4/15/2027(c)(e)	250,000	240,301
York CLO Ltd., Series 2014-1A, Class A, 1.87%, 1/22/2027(c)(e)	600,000	596,040
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A, 1.74%, 7/16/2027(c)(e)	550,000	537,544
	PRINCIPAL AMOUNT	VALUE

TOTAL ASSET-BACKED SECURITIES (cost $14,250,961)		$14,215,980
AGENCY CMO — 4.0%
U.S. Government Agencies — 4.0%
Federal Home Loan Mortgage Corp. REMICS, Series 4320, Class SD, 5.90%, 7/15/2039 IO(e)	$1,118,584	181,684
Federal National Mortgage Association 3.50%, 12/25/2045, TBA	19,000,000	19,731,350
Federal National Mortgage Association 4.50%, 3/1/2044 IO	702,904	761,792
Federal National Mortgage Association Connecticut Avenue Securities 4.20%, 5/25/2025 IO(e)	2,000,000	1,904,891
Federal National Mortgage Association REMICS, Series 2015-86, Class BS, 5.50%, 11/25/2045 IO(e)	600,000	93,937
Federal National Mortgage Association REMICS, Series 2015-34, Class LS, 5.90%, 6/25/2045 IO(e)	1,932,611	369,756
Federal National Mortgage Association REMICS, Series 2014-87, Class MS, 6.05%, 1/25/2045 IO(e)	1,513,398	264,681
Federal National Mortgage Association REMICS, Series 2014-19, Class MS, 6.40%, 11/25/2039 IO(e)	952,663	142,306

See Accompanying Notes to the Consolidated Financial Statements.

18

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	PRINCIPAL AMOUNT	VALUE

U.S. Government Agencies (continued)
Federal National Mortgage Association REMICS, Series 2015-82, Class MS, 5.51%, 11/25/2045 IO	$2,250,000	$343,477
Federal National Mortgage Association REMICS, Series 2013-121, Class SA, 5.90%, 12/25/2043 IO(e)	2,324,580	383,084
Federal National Mortgage Association REMICS, Series 2015-79, Class SA, 6.05%, 11/25/2045 IO(e)	1,000,000	156,406
Federal National Mortgage Association REMICS, Series 2013-96, Class SW, 5.90%, 9/25/2043 IO(e)	1,070,848	177,893
FHLMC Multifamily Structured Pass Through Certificates, Class A2, 2.81%, 1/25/2025 IO	2,400,000	2,425,128
Government National Mortgage Association, Series 2014-133, Class BS, 5.41%, 9/20/2044 IO(e)	763,615	111,265
Government National Mortgage Association, Series 2013-103, Class DS, 5.96%, 7/20/2043 IO(e)	590,138	95,943
Government National Mortgage Association, Series 2013-134, Class DS, 5.91%, 9/20/2043 IO(e)	592,008	102,259
Government National Mortgage Association, Series 2015-141, Class HS, 6.00%, 10/20/2045 IO	775,000	138,047

	PRINCIPAL AMOUNT	VALUE

U.S. Government Agencies (continued)
Government National Mortgage Association, Series 2015-126, Class HS, 6.01%, 9/20/2045 IO(e)	$2,025,000	$378,422
Government National Mortgage Association, Series 2015-111, Class IW, 4.00%, 6/20/2045 IO	985,653	155,479
Government National Mortgage Association, Series 2011-157, Class LS, 6.44%, 12/20/2041 IO(e)	9,598,476	2,365,773
Government National Mortgage Association, Series 2015-110, Class MS, 5.52%, 8/20/2045 IO(e)	2,058,678	337,797
Government National Mortgage Association, Series 2015-142, Class SA, 5.52%, 10/20/2045 IO	2,125,000	330,703
Government National Mortgage Association, Series 2010-31, Class SA, 5.56%, 3/20/2040 IO(e)	1,613,469	244,679
Government National Mortgage Association, Series 2012-96, Class SA, 5.91%, 8/20/2042 IO(e)	9,776,367	2,092,111
Government National Mortgage Association, Series 2013-188, Class SA, 5.96%, 12/20/2043 IO(e)	11,912,729	1,933,369
Government National Mortgage Association, Series 2014-41, Class SA, 5.91%, 3/20/2044 IO(e)	642,611	121,635

See Accompanying Notes to the Consolidated Financial Statements.

19

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

U.S. Government Agencies (continued)
Government National Mortgage Association, Series 2015-112, Class SB, 5.55%, 8/20/2045 IO(e)		$1,937,579	$292,457
Government National Mortgage Association, Series 2010-20, Class SE, 6.06%, 2/20/2040 IO(e)		634,728	106,105
Government National Mortgage Association, Series 2015-123, Class SE, 5.53%, 9/20/2045 IO(e)		1,006,695	156,367
Government National Mortgage Association, Series 2015-111, Class SM, 6.01%, 8/20/2045 IO(e)		1,003,061	185,155
			36,083,951
TOTAL AGENCY CMO (cost $36,229,118)			36,083,951
CORPORATE BONDS — 13.5%
Aerospace & Defense — 0.2%
DynCorp International, Inc., 10.38%, 7/1/2017(b)		2,140,000	1,701,300
Orbital ATK, Inc., 5.50%, 10/1/2023(c)		200,000	209,250
			1,910,550
Banks — 1.2%
Bank of Ireland, 10.00%, 2/12/2020	EUR	1,805,000	2,467,535
Barclays plc, 8.00%, 12/15/2020(d)(e)		930,000	1,117,921
European Investment Bank
3.88%, 6/8/2037	GBP	390,000	702,611
5.00%, 4/15/2039		800,000	1,678,346
5.63%, 6/7/2032		160,000	344,485
Lloyds Banking Group plc, 7.87%, 6/27/2029(d)(e)		545,000	892,683

	PRINCIPAL AMOUNT		VALUE

Banks (continued)
Novo Banco S.A., 4.00%, 1/21/2019	EUR	4,000,000	$4,048,647
			11,252,228
Capital Markets — 0.3%
Lehman Brothers Escrow Holdings
0.00%, 6/29/2010(f)		$100,000	7,376
0.00%, 7/31/2010(f)		700,000	50,365
0.00%, 5/12/2014(f)		108,000	7,771
0.00%, 6/10/2014(f)		85,000	6,396
0.00%, 5/26/2015(f)		100,000	7,195
0.00%, 12/30/2016(f)		4,080,000	306,866
0.00%, 2/9/2017(f)		219,000	15,757
0.00%, 5/23/2017(f)		50,000	3,597
0.00%, 10/25/2017(f)		80,000	5,756
0.00%, 2/19/2018(f)		50,000	3,597
0.00%, 7/27/2020(f)		50,000	3,723
0.00%, 7/31/2022(f)		100,000	7,195
0.00%, 6/2/2023(f)		100,000	7,195
0.00%, 5/11/2049(f)		50,000	3,598
5.00%, 6/10/2023(f)		119,000	8,562
5.00%, 4/6/2029(f)		70,000	5,037
5.50%, 3/14/2023(f)		74,000	5,324
5.75%, 12/30/2016(f)		50,000	3,723
6.00%, 8/12/2023(f)		147,000	10,577
6.00%, 10/15/2023(f)		96,000	6,907
6.00%, 11/18/2028(f)		40,000	2,878
6.00%, 10/12/2029(f)		146,000	10,505
6.00%, 5/3/2030(f)		100,000	7,195
6.00%, 4/11/2031(b)(f)		102,000	7,339
6.00%, 4/30/2034(f)		59,000	4,245
6.00%, 2/13/2037(f)		60,000	4,317
6.20%, 9/26/2014(f)		8,000,000	640,000
6.50%, 10/18/2027(b)(f)		53,000	3,813
7.00%, 9/7/2032(b)(f)		163,000	12,135
7.00%, 12/28/2037(f)		67,000	4,988
7.20%, 8/15/2009(f)		65,000	4,839
7.88%, 5/8/2018(f)	GBP	8,000,000	1,109,952
8.00%, 5/24/2022(f)		$40,000	2,978
			2,291,701
Chemicals — 0.6%
Hexion, Inc., 8.88%, 2/1/2018		4,500,000	3,465,000
Perstorp Holding AB
8.75%, 5/15/2017(c)		1,100,000	1,141,250
9.00%, 5/15/2017	EUR	700,000	788,999
			5,395,249

See Accompanying Notes to the Consolidated Financial Statements.

20

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

Commercial Services & Supplies — 0.1%
APX Group, Inc., 6.38%, 12/1/2019(b)		$175,000	$170,844
Befesa Zinc SAU Via Zinc Capital S.A., 8.88%, 5/15/2018	EUR	1,000,000	1,120,246
			1,291,090
Communications Equipment — 0.4%
Aegis Merger Sub, Inc., 10.25%, 2/15/2023(c)		$3,225,000	3,305,625
Riverbed Technology, Inc., 8.88%, 3/1/2023(b)(c)		85,000	80,219
			3,385,844
Diversified Consumer Services — 0.1%
LTF Merger Sub, Inc., 8.50%, 6/15/2023(c)		650,000	653,250
Diversified Telecommunication Services — 0.6%
Intelsat Jackson Holdings S.A., 6.63%, 12/15/2022		2,900,000	2,305,500
Intelsat Luxembourg S.A.
6.75%, 6/1/2018(b)		1,560,000	1,392,300
7.75%, 6/1/2021		1,600,000	952,000
Sprint Capital Corp., 6.90%, 5/1/2019		1,100,000	1,058,750
			5,708,550
Electrical Equipment — 0.2%
SolarCity Corp., 1.63%, 11/1/2019(b)		2,865,000	2,001,919
Food & Staples Retailing — 0.3%
New Albertsons, Inc.
6.63%, 6/1/2028		80,000	71,600
7.15%, 7/23/2027		50,000	41,312
7.45%, 8/1/2029		805,000	788,900
8.00%, 5/1/2031		1,660,000	1,643,400
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044		125,000	115,656
			2,660,868

	PRINCIPAL AMOUNT		VALUE

Food Products — 0.7%
Kraft Heinz Foods Co., 4.88%, 2/15/2025(c)		$4,300,000	$4,628,417
Post Holdings, Inc., 7.75%, 3/15/2024(c)		1,300,000	1,392,625
			6,021,042
Health Care Equipment & Supplies — 0.2%
ConvaTec Finance International S.A., 8.25%, 1/15/2019 PIK(c)		1,975,000	1,977,469
Health Care Providers & Services — 0.4%
inVentiv Health, Inc., 10.00%, 8/15/2018		3,543,071	3,525,356
Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/2020(b)(f)		35,000	28,437
9.00%, 2/15/2020(b)(f)		1,660,000	1,342,737
10.00%, 12/15/2018(f)		1,919,666	576,024
11.25%, 6/1/2017(b)(f)		4,881,000	3,892,598
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00%, 10/1/2020		1,800,000	1,795,500
11.00%, 10/1/2021		690,000	662,400
CPUK Finance Ltd., 7.00%, 8/28/2017(c)	GBP	1,600,000	2,511,883
PortAventura Entertainment Barcelona B.V., 5.59%, 12/1/2019(e)	EUR	3,000,000	3,323,587
Punch Taverns Finance plc
7.27%, 10/15/2026(c)	GBP	547,000	925,473
7.32%, 10/15/2025(c)		875,000	1,473,673
Scientific Games International, Inc., 7.00%, 1/1/2022(c)		$650,000	659,750
Yum! Brands, Inc., 6.88%, 11/15/2037		405,000	362,962
			17,555,024

See Accompanying Notes to the Consolidated Financial Statements.

21

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

Household Durables — 0.3%
CalAtlantic Group, Inc., 0.25%, 6/1/2019		$2,250,000	$2,070,000
Shea Homes LP / Shea Homes Funding Corp., 5.88%, 4/1/2023(c)		615,000	646,519
			2,716,519
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/2023(c)		1,850,000	1,771,375
Insurance — 0.4%
Ambac Assurance Corp., 5.10%, 6/7/2020(c)		3,446,076	3,678,686
IT Services — 0.7%
First Data Corp., 12.63%, 1/15/2021		3,840,000	4,411,200
TES Finance plc, 6.75%, 7/15/2020	GBP	1,300,000	1,903,876
			6,315,076
Media — 1.6%
Altice Luxembourg S.A., 7.63%, 2/15/2025(b)(c)		$4,135,000	3,812,470
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/2021(c)		210,000	202,387
CSC Holdings LLC, 5.25%, 6/1/2024		70,000	61,739
iHeartCommunications, Inc.
9.00%, 3/1/2021		565,000	466,831
9.00%, 9/15/2022(b)		2,070,000	1,699,987
10.63%, 3/15/2023(b)		483,000	406,928
11.25%, 3/1/2021(b)		1,415,000	1,215,131
Numericable-SFR SAS
6.00%, 5/15/2022(b)(c)		1,215,000	1,221,075
6.25%, 5/15/2024(b)(c)		2,530,000	2,536,325
Radio One, Inc., 7.38%, 4/15/2022(b)(c)		2,720,000	2,539,800
Time Warner Cable, Inc.
6.75%, 6/15/2039		146,000	149,760
7.30%, 7/1/2038(b)		130,000	141,353
	PRINCIPAL AMOUNT	VALUE

Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 7/15/2033(b)	$45,000	$53,291
		14,507,077
Metals & Mining — 1.0%
American Gilsonite Co., 11.50%, 9/1/2017(c)	3,490,000	2,861,800
Consolidated Minerals Ltd., 8.00%, 5/15/2020(b)(c)	1,960,000	1,381,800
First Quantum Minerals Ltd., 7.25%, 5/15/2022(b)(c)	4,000,000	2,937,500
HudBay Minerals, Inc., 9.50%, 10/1/2020(b)	1,545,000	1,355,737
Northland Resources AB, 4.00%, 10/15/2020(c)(f)(g)	1,055,311	7,651
Thompson Creek Metals Co., Inc.
7.38%, 6/1/2018(b)	890,000	378,250
12.50%, 5/1/2019	100,000	48,375
		8,971,113
Oil, Gas & Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.25%, 6/1/2021(f)	3,300,000	123,750
CrownRock LP / CrownRock Finance, Inc.
7.13%, 4/15/2021(c)	1,650,000	1,680,937
7.75%, 2/15/2023(c)	300,000	310,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/2021(c)	4,070,000	3,912,288
Petroleos de Venezuela S.A.
5.38%, 4/12/2027	20,000	7,000
6.00%, 11/15/2026	440,000	156,156
Petroleos de Venezuela SA
6.00%, 5/16/2024	80,000	28,792
9.00%, 11/17/2021	250,000	104,450
		6,323,873

See Accompanying Notes to the Consolidated Financial Statements.

22

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

Pharmaceuticals — 0.1%
Concordia Healthcare Corp., 9.50%, 10/21/2022(c)		$1,130,000	$1,113,050
Real Estate Investment Trusts (REITs) — 0.5%
Empire State Realty OP LP, 2.63%, 8/15/2019(c)		1,100,000	1,145,375
Vonovia SE, 13.00%, 1/15/2023	GBP	1,900,000	3,434,299
			4,579,674
Semiconductors & Semiconductor Equipment — 0.1%
SunEdison, Inc.
2.00%, 10/1/2018(b)		$165,000	126,225
2.38%, 4/15/2022(b)(c)		1,250,000	668,750
3.38%, 6/1/2025(b)(c)		820,000	384,375
			1,179,350
Specialty Retail — 0.4%
Claire’s Stores, Inc., 9.00%, 3/15/2019(c)		1,100,000	904,750
Guitar Center, Inc., 6.50%, 4/15/2019(b)(c)		1,572,000	1,479,645
L Brands, Inc., 6.88%, 11/1/2035(c)		850,000	889,312
			3,273,707
Textiles, Apparel & Luxury Goods — 0.1%
Boardriders S.A., 8.88%, 12/15/2017	EUR	795,000	767,567

Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 8.38%, 8/15/2017		$1,600,000	1,642,000
TOTAL CORPORATE BONDS (cost $132,517,987)			122,469,207

	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS — 0.6%
Puerto Rico — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A,
5.50%, 7/1/2028	$10,000	$7,013
6.00%, 7/1/2044	150,000	104,337
Puerto Rico Commonwealth General Obligation, Series B,
5.00%, 7/1/2035(b)	5,000	3,158
5.25%, 7/1/2032(b)	5,000	3,189
8.00%, 7/1/2035	590,000	431,585
Puerto Rico Commonwealth Public Improvement, General Obligation, Series A,
5.00%, 7/1/2031(b)	5,000	3,170
5.00%, 7/1/2033(b)	355,000	224,211
5.00%, 7/1/2034(b)	40,000	25,264
5.00%, 7/1/2041(b)	545,000	344,320
5.13%, 7/1/2031(b)	50,000	31,826
5.13%, 7/1/2037(b)	185,000	116,861
5.50%, 7/1/2032	10,000	6,428
5.75%, 7/1/2038	220,000	140,886
5.75%, 7/1/2041(b)	225,000	143,246
Puerto Rico Public Buildings Authority, Revenue Bonds, Series R,
5.65%, 7/1/2028(b)	1,000,000	611,270
5.70%, 7/1/2028(b)	1,080,000	660,679
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series B,
5.00%, 8/1/2043	5,000	2,234
5.25%, 8/1/2040(b)	295,000	185,242
5.25%, 8/1/2041	275,000	124,242
5.25%, 8/1/2043	5,000	2,259
5.50%, 8/1/2042	1,135,000	515,562
6.00%, 8/1/2034(b)	5,000	2,880
6.00%, 8/1/2038(b)	55,000	31,517
6.00%, 8/1/2039	315,000	145,099
6.00%, 8/1/2042	445,000	205,092
6.05%, 8/1/2036(b)	70,000	40,235

See Accompanying Notes to the Consolidated Financial Statements.

23

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

Puerto Rico (continued)
6.05%, 8/1/2037(b)		$1,110,000	$636,652
6.05%, 8/1/2038(b)		215,000	123,208
6.05%, 8/1/2039(b)		80,000	45,806
6.13%, 8/1/2030(b)		5,000	2,893
			4,920,364
TOTAL MUNICIPAL BONDS (cost $5,793,901)			4,920,364
SOVEREIGN GOVERNMENTS — 4.8%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/2050	BRL	1,550,000	939,518
Costa Rica — 0.1%
Costa Rica Government International Bond
5.63%, 4/30/2043		$200,000	154,500
7.00%, 4/4/2044		200,000	180,750
7.16%, 3/12/2045		200,000	180,750
			516,000
Croatia — 0.0%†
Croatia Government International Bond, 6.00%, 1/26/2024		290,000	308,125
Dominican Republic — 0.2%
Dominican Republic Bond, 11.38%, 7/6/2029	DOP	15,100,000	346,628
Dominican Republic International Bond
6.85%, 1/27/2045		$330,000	330,825
6.85%, 1/27/2045(c)		650,000	651,625
10.38%, 3/6/2026(c)	DOP	7,000,000	153,332
11.50%, 5/10/2024		4,300,000	100,434
15.00%, 4/5/2019		21,600,000	547,042
16.00%, 7/10/2020		1,100,000	29,772
			2,159,658
France — 0.3%
France Government Bond OAT, 2.10%, 7/25/2023	EUR 1,653,180		2,216,789

	PRINCIPAL AMOUNT		VALUE

Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/2023		$1,549,695	$1,824,322
Italy — 0.9%
Italy Buoni Poliennali Del Tesoro
0.65%, 11/1/2020		1,210,000	1,333,857
2.00%, 12/1/2025		830,000	949,282
2.10%, 9/15/2016		576,806	649,489
2.35%, 9/15/2019		2,109,633	2,558,314
2.50%, 12/1/2024		450,000	538,611
3.75%, 3/1/2021		690,000	879,672
3.75%, 5/1/2021		870,000	1,111,488
			8,020,713
Mexico — 0.6%
Mexican Bonos, 10.00%, 12/5/2024	MXN	59,651,200	4,631,586
Mexican Udibonos, 3.50%, 12/14/2017		11,793,064	758,167
Mexico Government International Bond
4.00%, 10/2/2023		$40,000	41,380
5.55%, 1/21/2045		40,000	42,500
			5,473,633
Russia — 0.4%
Russian Federal Bond, 7.00%, 8/16/2023	RUB	7,680,000	102,652
7.05%, 1/19/2028		139,840,000	1,771,222
8.15%, 2/3/2027		132,700,000	1,853,861
			3,727,735
Spain — 0.1%
Spain Government Bond, 5.50%, 4/30/2021(c)	EUR	880,000	1,210,558
United Kingdom — 1.8%
United Kingdom Gilt, 4.75%, 12/7/2030	GBP	5,320,000	10,837,230

See Accompanying Notes to the Consolidated Financial Statements.

24

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	PRINCIPAL AMOUNT		VALUE

United Kingdom (continued)
United Kingdom Gilt Inflation Linked Bond, Series 3MO
1.88%, 11/22/2022	GBP	631,615	$1,170,726
6.58%, 7/17/2024		900,000	4,683,581
			16,691,537
Venezuela — 0.1%
Venezuela Government International Bond
6.00%, 12/9/2020		$40,000	15,300
7.00%, 3/31/2038		30,000	11,325
7.65%, 4/21/2025		160,000	61,200
7.75%, 10/13/2019		100,000	40,000
8.25%, 10/13/2024		420,000	161,700
9.00%, 5/7/2023		20,000	7,950
9.25%, 5/7/2028		240,000	95,400
9.38%, 1/13/2034		30,000	12,225
11.75%, 10/21/2026		60,000	26,850
11.95%, 8/5/2031		280,000	127,400
12.75%, 8/23/2022		70,000	33,600
			592,950
TOTAL SOVEREIGN GOVERNMENTS (cost $44,219,460)			43,681,538
U.S. GOVERNMENT SECURITIES — 4.3%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2017		6,085,882	6,084,421
0.13%, 1/15/2022		1,158,278	1,132,038
0.13%, 7/15/2022		2,176,377	2,128,157
0.25%, 1/15/2025(b)		15,093,300	14,515,275
0.38%, 7/15/2025		10,049,900	9,809,481
U.S. Treasury Notes
0.38%, 5/31/2016		1,179,000	1,179,468
1.38%, 3/31/2020		700,000	697,785
2.00%, 1/31/2016		1,821,000	1,829,346
2.00%, 8/15/2025		1,650,000	1,629,053
TOTAL U.S. GOVERNMENT SECURITIES (cost $39,741,340)			39,005,024

	NO. OF WARRANTS

WARRANTS — 0.0%†
General Motors Co., expiring 12/31/2015 @ $42*		16,423	509
	NO. OF WARRANTS		VALUE

WARRANTS (continued)
Kinder Morgan, Inc., expiring 05/25/2017 @ $40*		43,592	$26,591
TOTAL WARRANTS (Proceeds $249,538)			27,100

	CONTRACTS

PURCHASED OPTIONS — 0.1%
Call Options Purchased — 0.0%†
S&P 500 Index, 12/19/2015 @ 3,000*		1,152	5,760
Put Options Purchased — 0.1%
Euro Dollar, 12/11/2015 @ 99*		129	32,250
SPDR S&P 500 ETF Trust, 1/15/2016 @ 199*		3,098	975,870
			1,008,120
TOTAL PURCHASED OPTIONS (premiums paid $2,690,808)			1,013,880

	NOTIONAL AMOUNT

PURCHASED SWAPTIONS — 0.1%
Interest Rate Swaptions — 0.1%
Expiring 01/22/2016. If exercised the Fund pays semi-annually 3.21% and receives quarterly fixed 3 month LIBOR terminating 01/26/2036, European Style. Counterparty: Morgan Stanley		$2,500,000	11,746
Expiring 04/03/2017. If exercised the Fund pays semi-annually fixed 6 month LIBOR and receives semi-annually 0.27% terminating 04/05/2019, European Style. Counterparty: Morgan Stanley	JPY	2,559,000,000	80,675

See Accompanying Notes to the Consolidated Financial Statements.

25

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	NOTIONAL AMOUNT		VALUE

Interest Rate Swaptions (continued)
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 0.75% terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.	CAD	10,300,000	$16,555
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 1.25% terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.	CAD	10,300,000	62,391
Expiring 09/02/2016. If exercised the Fund pays semi-annually 6 month EURIBOR and receives annually 0.55% terminating 09/06/2021, European Style. Counterparty: Morgan Stanley	EUR	4,800,000	58,303
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.69% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		$25,000,000	37,940
	NOTIONAL AMOUNT	VALUE

Interest Rate Swaptions (continued)
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 months LIBOR and receives semi-annually 1.69% terminating 10/29/2019, European Style. Counterparty: Morgan Stanley	$25,000,000	$59,315
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 month LIBOR terminating 10/29/2019, European Style. Counterparty: Morgan Stanley	25,000,000	126,823
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley	25,000,000	173,152
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2019, European Style. Counterparty: Morgan Stanley	24,500,000	55,554

See Accompanying Notes to the Consolidated Financial Statements.

26

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	NOTIONAL AMOUNT	VALUE

Interest Rate Swaptions (continued)
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley	$24,500,000	$35,479
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quaterly fixed 3 months LIBOR terminating 10/29/2019, European Style. Counterparty: Morgan Stanley	24,500,000	128,679
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quaterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley	24,500,000	174,797
TOTAL PURCHASED SWAPTIONS (premiums paid $997,459)		1,021,409

	PRINCIPAL AMOUNT

SHORT-TERM INVESTMENTS — 3.3%
U.S. Government & Agency Securities — 1.4%
Federal Home Loan Bank Discount Notes 0.20%, due 12/04/15(h)	$5,000,000	4,999,865

	PRINCIPAL AMOUNT	VALUE

U.S. Government & Agency Securities (continued)
U.S. Treasury Bills
0.08%, 03/24/16(h)	$2,999,028	$2,998,467
0.20%, 02/18/16(h)	4,997,033	4,999,025
		12,997,357
Investment Company — 1.9%
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.01%(i)	17,234,226	17,234,226
TOTAL SHORT-TERM INVESTMENTS (cost $30,229,236)		30,231,583
TOTAL INVESTMENT IN SECURITIES (cost $954,694,109)		936,178,746

SECURITIES SOLD SHORT	SHARES

COMMON STOCKS — (48.7%)
Aerospace & Defense — (1.1%)
B/E Aerospace, Inc.	(7,785)	(365,506)
Boeing Co./The	(2,084)	(308,578)
BWX Technologies, Inc.	(16,671)	(471,789)
Embraer S.A. (ADR)	(20,051)	(588,898)
General Dynamics Corp.	(10,695)	(1,589,063)
L-3 Communications Holdings, Inc.	(9,839)	(1,243,650)
Lockheed Martin Corp.	(5,256)	(1,155,426)
Moog, Inc., Class A*	(6,018)	(371,672)
Orbital ATK, Inc.	(3,100)	(265,422)
Rockwell Collins, Inc.	(15,379)	(1,333,667)
Spirit AeroSystems Holdings, Inc., Class A*	(11,749)	(619,642)
TASER International, Inc.*	(51,949)	(1,216,126)
TransDigm Group, Inc.*	(1,363)	(299,655)
		(9,829,094)
Air Freight & Logistics — (0.3%)
Expeditors International of Washington, Inc.	(9,782)	(487,046)
United Parcel Service, Inc., Class B	(16,992)	(1,750,516)
		(2,237,562)
Airlines — (0.3%)
Alaska Air Group, Inc.	(4,245)	(323,681)
American Airlines Group, Inc.	(13,600)	(628,592)
Delta Air Lines, Inc.	(6,000)	(305,040)

See Accompanying Notes to the Consolidated Financial Statements.

27

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Airlines (continued)
Hawaiian Holdings, Inc.*	(8,182)	$(283,916)
Southwest Airlines Co.	(6,000)	(277,740)
Spirit Airlines, Inc.*	(20,700)	(768,384)
		(2,587,353)
Auto Components — (0.4%)
Autoliv, Inc.	(13,362)	(1,620,009)
Cooper Tire & Rubber Co.	(8,152)	(340,672)
Gentherm, Inc.*	(6,778)	(333,206)
Tenneco, Inc.*	(16,673)	(943,525)
Visteon Corp.*	(3,300)	(359,931)
		(3,597,343)
Automobiles — (0.1%)
Harley-Davidson, Inc.	(13,897)	(687,207)
Tesla Motors, Inc.*	(1,872)	(387,373)
		(1,074,580)
Banks — (1.6%)
Banco Bradesco S.A. (ADR)	(3,463)	(18,839)
Banco Santander S.A. (ADR)	(60,300)	(334,062)
Bancolombia S.A. (ADR)	(6,042)	(209,174)
Bank of Nova Scotia/The	(8,128)	(381,853)
Barclays plc (ADR)	(33,109)	(471,141)
Credicorp Ltd.	(6,200)	(701,716)
Cullen/Frost Bankers, Inc.	(14,255)	(975,612)
East West Bancorp, Inc.	(11,188)	(451,883)
First Financial Bankshares, Inc.	(14,304)	(475,751)
First Republic Bank/CA	(5,000)	(326,550)
Grupo Financiero Galicia S.A. (ADR)	(6,289)	(168,231)
HDFC Bank Ltd. (ADR)	(25,262)	(1,544,519)
ICICI Bank Ltd. (ADR)	(48,200)	(415,484)
ING Groep N.V. (ADR)	(37)	(535)
Itau Unibanco Holding S.A. (ADR)	(181,007)	(1,239,898)
JPMorgan Chase & Co.	(97)	(6,232)
M&T Bank Corp.	(7,155)	(857,527)
People’s United Financial, Inc.	(27,833)	(443,936)
Popular, Inc.	(22,372)	(661,540)
PrivateBancorp, Inc.	(4,100)	(171,503)
Prosperity Bancshares, Inc.	(3,074)	(157,942)
Regions Financial Corp.	(84,224)	(787,494)
Royal Bank of Canada	(415)	(23,585)
Signature Bank/NY*	(2,300)	(342,516)
Synovus Financial Corp.	(8,600)	(272,018)
Texas Capital Bancshares, Inc.*	(2,284)	(126,077)
	SHARES	VALUE

Banks (continued)
Webster Financial Corp.	(2,535)	$(94,049)
Wells Fargo & Co.	(29,270)	(1,584,678)
Westamerica Bancorp	(21,326)	(942,823)
		(14,187,168)
Beverages — (0.6%)
Anheuser-Busch InBev S.A./N.V. (ADR)	(13,696)	(1,634,344)
Coca-Cola Co./The	(13,777)	(583,456)
Fomento Economico Mexicano SAB de CV (ADR)	(11,371)	(1,126,752)
Monster Beverage Corp.*	(13,800)	(1,881,216)
		(5,225,768)
Biotechnology — (2.1%)
ACADIA Pharmaceuticals, Inc.*	(36,383)	(1,266,856)
Acorda Therapeutics, Inc.*	(1,131)	(40,761)
Alexion Pharmaceuticals, Inc.*	(6,238)	(1,097,888)
Alkermes plc*	(22,714)	(1,633,591)
Alnylam Pharmaceuticals, Inc.*	(18,293)	(1,572,283)
Amicus Therapeutics, Inc.*	(1,000)	(7,500)
BioMarin Pharmaceutical, Inc.*	(11,745)	(1,374,635)
Celldex Therapeutics, Inc.*	(33,169)	(400,018)
Cepheid*	(43,196)	(1,442,747)
Clovis Oncology, Inc.*	(3,400)	(339,694)
Dyax Corp.*	(12,900)	(355,137)
Exact Sciences Corp.*	(31,400)	(261,562)
Gilead Sciences, Inc.	(6,829)	(738,420)
ImmunoGen, Inc.*	(17,677)	(206,821)
Incyte Corp.*	(13,778)	(1,619,328)
Isis Pharmaceuticals, Inc.*	(32,768)	(1,577,779)
Ligand Pharmaceuticals, Inc.*	(6,512)	(588,359)
Myriad Genetics, Inc.*	(26,592)	(1,073,519)
Novavax, Inc.*	(49,100)	(331,425)
OPKO Health, Inc.*	(92,512)	(874,238)
PTC Therapeutics, Inc.*	(14,800)	(368,076)
Puma Biotechnology, Inc.*	(6,800)	(560,456)
Sarepta Therapeutics, Inc.*	(58,942)	(1,418,145)
		(19,149,238)
Building Products — (0.4%)
Allegion plc	(5,701)	(371,534)
Armstrong World Industries, Inc.*	(9,126)	(452,832)

See Accompanying Notes to the Consolidated Financial Statements.

28

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Building Products (continued)
Fortune Brands Home & Security, Inc.	(15,371)	$(804,365)
Lennox International, Inc.	(2,688)	(356,993)
Masonite International Corp.*	(5,558)	(332,758)
USG Corp.*	(39,718)	(936,153)
		(3,254,635)
Capital Markets — (1.9%)
Affiliated Managers Group, Inc.*	(3,615)	(651,640)
Bank of New York Mellon Corp./The	(17,583)	(732,332)
BlackRock, Inc.	(4,609)	(1,622,230)
Credit Suisse Group AG (ADR)*	(19,112)	(477,800)
Eaton Vance Corp.	(16,348)	(590,326)
Federated Investors, Inc., Class B	(9,568)	(294,025)
Financial Engines, Inc.	(10,480)	(337,037)
Franklin Resources, Inc.	(13,200)	(538,032)
Goldman Sachs Group, Inc./The	(6,085)	(1,140,937)
Interactive Brokers Group, Inc., Class A	(17,833)	(733,650)
Janus Capital Group, Inc.	(59,601)	(925,604)
LPL Financial Holdings, Inc.	(29,814)	(1,270,076)
Raymond James Financial, Inc.	(23,249)	(1,281,252)
State Street Corp.	(26,546)	(1,831,674)
T Rowe Price Group, Inc.	(21,392)	(1,617,663)
TD Ameritrade Holding Corp.	(41,783)	(1,440,260)
WisdomTree Investments, Inc.	(81,622)	(1,569,591)
		(17,054,129)
Chemicals — (1.2%)
Agrium, Inc.	(19,319)	(1,798,019)
Albemarle Corp.	(4,647)	(248,707)
Axiall Corp.	(45,662)	(924,656)
CF Industries Holdings, Inc.	(6,600)	(335,082)
Ecolab, Inc.	(3,501)	(421,345)
EI du Pont de Nemours & Co.	(11,300)	(716,420)
FMC Corp.	(19,641)	(799,585)
Huntsman Corp.	(19,600)	(258,132)
International Flavors & Fragrances, Inc.	(2,792)	(324,040)

	SHARES	VALUE

Chemicals (continued)
Methanex Corp.	(7,721)	$(308,300)
Mosaic Co./The	(46,523)	(1,572,012)
Platform Specialty Products Corp.*	(29,900)	(312,156)
Sherwin-Williams Co./The	(2,566)	(684,686)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(280)	(5,426)
Syngenta AG (ADR)	(11,476)	(772,220)
Valspar Corp./The	(15,361)	(1,243,473)
		(10,724,259)
Commercial Services & Supplies — (0.4%)
ADT Corp./The	(39,415)	(1,302,271)
Brady Corp., Class A	(21,444)	(487,851)
Brink’s Co./The	(3,810)	(118,034)
Copart, Inc.*	(2,799)	(101,352)
Healthcare Services Group, Inc.	(6,551)	(244,090)
Republic Services, Inc.	(8,300)	(363,042)
Waste Connections, Inc.	(7,160)	(390,077)
Waste Management, Inc.	(8,300)	(446,208)
		(3,452,925)
Communications Equipment — (0.8%)
ARRIS Group, Inc.*	(30,547)	(863,258)
Cisco Systems, Inc.	(54,922)	(1,584,500)
F5 Networks, Inc.*	(2,973)	(327,625)
Finisar Corp.*	(17,512)	(199,111)
Harris Corp.	(2,666)	(210,961)
Infinera Corp.*	(33,459)	(661,150)
InterDigital, Inc.	(4,833)	(245,226)
Nokia OYJ (ADR)	(92,664)	(687,567)
QUALCOMM, Inc.	(31,376)	(1,864,362)
Telefonaktiebolaget LM Ericsson (ADR)	(29,797)	(290,223)
Viavi Solutions, Inc.*	(5,577)	(33,183)
		(6,967,166)
Construction & Engineering — (0.3%)
Chicago Bridge & Iron Co. N.V.	(36,268)	(1,627,345)
Dycom Industries, Inc.*	(3,800)	(289,142)
MasTec, Inc.*	(22,936)	(384,637)
Quanta Services, Inc.*	(10,276)	(206,650)
		(2,507,774)

See Accompanying Notes to the Consolidated Financial Statements.

29

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Construction Materials — (0.2%)
Cemex SAB de CV (ADR)*	(168,663)	$(1,064,263)
Martin Marietta Materials, Inc.	(1,972)	(305,956)
Vulcan Materials Co.	(5,398)	(521,339)
		(1,891,558)
Consumer Finance — (0.1%)
Navient Corp.	(29,900)	(394,381)
PRA Group, Inc.*	(7,589)	(415,877)
Santander Consumer U.S.A. Holdings, Inc.*	(11,300)	(203,513)
SLM Corp.*	(37,529)	(264,955)
		(1,278,726)
Containers & Packaging — (0.3%)
Ball Corp.	(23,567)	(1,614,339)
Crown Holdings, Inc.*	(11,945)	(633,563)
Sealed Air Corp.	(7,116)	(349,538)
Sonoco Products Co.	(10,425)	(445,043)
		(3,042,483)
Distributors — (0.1%)
Pool Corp.	(5,471)	(446,105)
Diversified Consumer Services — (0.1%)
2U, Inc.*	(17,100)	(358,758)
Apollo Education Group, Inc., Class A*	(3,381)	(24,546)
Grand Canyon Education, Inc.*	(447)	(18,577)
H&R Block, Inc.	(11,600)	(432,216)
Sotheby’s	(6,369)	(220,686)
		(1,054,783)
Diversified Financial Services — (0.3%)
Berkshire Hathaway, Inc., Class B*	(11,694)	(1,590,618)
Moody’s Corp.	(15,882)	(1,527,213)
		(3,117,831)
Diversified Telecommunication Services — (0.2%)
CenturyLink, Inc.	(29,200)	(823,732)
China Unicom Hong Kong Ltd. (ADR)	(8,574)	(105,289)
Level 3 Communications, Inc.*	(6,600)	(336,270)
Telefonica Brasil S.A. (ADR)	(58,386)	(604,879)
		(1,870,170)

	SHARES	VALUE

Electric Utilities — (1.1%)
Cia Paranaense de Energia (ADR)	(2,656)	$(21,939)
CPFL Energia S.A. (ADR)*	(7,652)	(61,292)
Duke Energy Corp.	(17,535)	(1,253,226)
Edison International	(10,584)	(640,544)
Entergy Corp.	(4,800)	(327,168)
Eversource Energy	(30,597)	(1,558,611)
NextEra Energy, Inc.	(15,254)	(1,565,976)
Pepco Holdings, Inc.	(19,500)	(519,285)
Portland General Electric Co.	(3,672)	(136,158)
PPL Corp.	(18,255)	(627,972)
Southern Co./The	(34,190)	(1,541,969)
Westar Energy, Inc.	(17,100)	(678,870)
Xcel Energy, Inc.	(35,258)	(1,256,242)
		(10,189,252)
Electrical Equipment — (0.7%)
ABB Ltd. (ADR)*	(30,879)	(582,996)
Acuity Brands, Inc.	(5,941)	(1,298,703)
Generac Holdings, Inc.*	(21,911)	(691,511)
Hubbell, Inc., Class B	(2,176)	(210,746)
Regal Beloit Corp.	(1,560)	(99,512)
Rockwell Automation, Inc.	(14,854)	(1,621,463)
Sensata Technologies Holding N.V.*	(27,183)	(1,307,230)
SolarCity Corp.*	(24,105)	(714,713)
		(6,526,874)
Electronic Equipment, Instruments & Components — (0.6%)
Amphenol Corp., Class A	(26,806)	(1,453,421)
Avnet, Inc.	(7,000)	(318,010)
Belden, Inc.	(1,801)	(115,318)
CDW Corp.	(10,100)	(451,369)
Cognex Corp.	(13,522)	(508,427)
Hollysys Automation Technologies Ltd.	(5,643)	(120,704)
IPG Photonics Corp.*	(13,158)	(1,087,114)
Knowles Corp.*	(18,271)	(304,395)
Universal Display Corp.*	(7,658)	(262,746)
Zebra Technologies Corp., Class A*	(14,996)	(1,153,192)
		(5,774,696)
Energy Equipment & Services — (0.8%)
Atwood Oceanics, Inc.	(71,881)	(1,189,631)
Diamond Offshore Drilling, Inc.	(52,938)	(1,052,407)

See Accompanying Notes to the Consolidated Financial Statements.

30

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Energy Equipment & Services (continued)
Ensco plc, Class A	(52,768)	$(877,532)
Exterran Holdings, Inc.	(14,972)	(325,491)
Helmerich & Payne, Inc.	(8,200)	(461,414)
Rowan Cos. plc, Class A	(6,065)	(119,359)
RPC, Inc.	(19,185)	(211,611)
Schlumberger Ltd.	(22,848)	(1,785,800)
Superior Energy Services, Inc.	(12,178)	(172,440)
US Silica Holdings, Inc.	(15,200)	(274,512)
Weatherford International plc*	(76,379)	(782,121)
		(7,252,318)
Food & Staples Retailing — (0.6%)
Casey’s General Stores, Inc.	(6,242)	(663,025)
Costco Wholesale Corp.	(2,722)	(430,403)
CVS Health Corp.	(13,019)	(1,286,017)
Kroger Co./The	(1,614)	(61,009)
Smart & Final Stores, Inc.*	(23,360)	(344,327)
United Natural Foods, Inc.*	(11,300)	(570,085)
Walgreens Boots Alliance, Inc.	(19,224)	(1,627,888)
Whole Foods Market, Inc.	(20,000)	(599,200)
		(5,581,954)
Food Products — (1.0%)
BRF S.A. (ADR)	(30,563)	(468,531)
Bunge Ltd.	(11,974)	(873,623)
ConAgra Foods, Inc.	(40,134)	(1,627,434)
Flowers Foods, Inc.	(18,500)	(499,500)
Hormel Foods Corp.	(10,843)	(732,445)
J&J Snack Foods Corp.	(951)	(116,773)
Keurig Green Mountain, Inc.	(8,700)	(441,525)
McCormick & Co., Inc.	(15,615)	(1,311,348)
Mead Johnson Nutrition Co.	(3,900)	(319,800)
Sanderson Farms, Inc.	(12,030)	(836,205)
Tootsie Roll Industries, Inc.	(14,931)	(473,910)
TreeHouse Foods, Inc.*	(2,700)	(231,228)
Tyson Foods, Inc., Class A	(33,990)	(1,507,796)
		(9,440,118)
Gas Utilities — (0.2%)
Atmos Energy Corp.	(18,984)	(1,195,992)
Southwest Gas Corp.	(454)	(27,903)
WGL Holdings, Inc.	(4,705)	(292,792)
		(1,516,687)
	SHARES	VALUE

Health Care Equipment & Supplies — (1.2%)
Abaxis, Inc.	(5,094)	$(255,770)
Abbott Laboratories	(8,212)	(367,898)
Baxter International, Inc.	(1,090)	(40,755)
Becton Dickinson and Co.	(11,258)	(1,604,490)
Cantel Medical Corp.	(4,972)	(294,740)
CR Bard, Inc.	(7,850)	(1,462,848)
DENTSPLY International, Inc.	(5,252)	(319,584)
Edwards Lifesciences Corp.*	(2,000)	(314,300)
Entellus Medical, Inc.*	(6,152)	(104,522)
Insulet Corp.*	(11,741)	(351,056)
Neogen Corp.*	(13,643)	(737,404)
NuVasive, Inc.*	(4,192)	(197,695)
Spectranetics Corp./The*	(17,988)	(219,813)
St Jude Medical, Inc.	(5,126)	(327,090)
Stryker Corp.	(21,824)	(2,086,811)
Teleflex, Inc.	(275)	(36,575)
Vascular Solutions, Inc.*	(5,673)	(182,217)
West Pharmaceutical Services, Inc.	(6,913)	(414,849)
Wright Medical Group N.V.*	(10,810)	(208,957)
Zimmer Biomet Holdings, Inc.	(15,376)	(1,607,868)
		(11,135,242)
Health Care Providers & Services — (1.7%)
Amsurg Corp.*	(8,942)	(626,745)
Brookdale Senior Living, Inc.*	(67,816)	(1,418,033)
Centene Corp.*	(26,391)	(1,569,737)
Community Health Systems, Inc.*	(48,530)	(1,360,781)
DaVita HealthCare Partners, Inc.*	(12,000)	(930,120)
Express Scripts Holding Co.*	(13,174)	(1,137,970)
HCA Holdings, Inc.*	(6,807)	(468,253)
HealthSouth Corp.	(15,547)	(541,502)
Henry Schein, Inc.*	(5,110)	(775,238)
Laboratory Corp of America Holdings*	(18,672)	(2,291,801)
Quest Diagnostics, Inc.	(4,200)	(285,390)
Tenet Healthcare Corp.*	(41,420)	(1,299,345)
UnitedHealth Group, Inc.	(13,470)	(1,586,497)
Universal Health Services, Inc., Class B	(5,200)	(634,868)
WellCare Health Plans, Inc.*	(1,500)	(132,900)
		(15,059,180)

See Accompanying Notes to the Consolidated Financial Statements.

31

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Health Care Technology — (0.2%)
Allscripts Healthcare Solutions, Inc.*	(22,351)	$(314,255)
athenahealth, Inc.*	(1,617)	(246,512)
Cerner Corp.*	(13,034)	(864,024)
		(1,424,791)
Hotels, Restaurants & Leisure — (1.6%)
Boyd Gaming Corp.*	(4,206)	(84,078)
Chipotle Mexican Grill, Inc.*	(62)	(39,694)
Domino’s Pizza, Inc.	(12,422)	(1,325,055)
Dunkin’ Brands Group, Inc.	(45,204)	(1,871,898)
Fiesta Restaurant Group, Inc.*	(6,166)	(218,030)
Ignite Restaurant Group, Inc.*	(10,008)	(39,632)
Jack in the Box, Inc.	(14,763)	(1,100,286)
Las Vegas Sands Corp.	(41,281)	(2,043,822)
Melco Crown Entertainment Ltd. (ADR)	(84,592)	(1,584,408)
Panera Bread Co., Class A*	(4,141)	(734,489)
Papa John’s International, Inc.	(15,840)	(1,111,493)
Rave Restaurant Group, Inc.*	(967)	(7,707)
Red Robin Gourmet Burgers, Inc.*	(2,416)	(180,934)
Starbucks Corp.	(7,306)	(457,136)
Texas Roadhouse, Inc.	(13,000)	(446,550)
Wynn Resorts Ltd.	(28,469)	(1,991,407)
Yum! Brands, Inc.	(22,238)	(1,576,897)
		(14,813,516)
Household Durables — (0.7%)
Garmin Ltd.	(34,857)	(1,236,378)
Jarden Corp.*	(9,275)	(415,520)
KB Home	(27,600)	(361,560)
Meritage Homes Corp.*	(12,292)	(433,416)
Mohawk Industries, Inc.*	(1,657)	(323,943)
SodaStream International Ltd.*	(15,395)	(230,617)
Sony Corp. (ADR)	(22,056)	(626,390)
Tupperware Brands Corp.	(15,834)	(932,148)
Whirlpool Corp.	(9,911)	(1,587,148)
		(6,147,120)
Household Products — (0.1%)
WD-40 Co.	(5,005)	(478,378)
	SHARES	VALUE

Independent Power and Renewable Electricity Producers — (0.2%)
Calpine Corp.*	(29,100)	$(451,341)
Dynegy, Inc.*	(61,554)	(1,195,994)
TerraForm Power, Inc., Class A*	(8,300)	(151,475)
		(1,798,810)
Industrial Conglomerates — (0.2%)
3M Co.	(6,968)	(1,095,439)
Koninklijke Philips N.V. (NYRS)	(36,787)	(991,042)
		(2,086,481)
Insurance — (1.8%)
ACE Ltd.	(12,384)	(1,406,079)
American International Group, Inc.	(24,743)	(1,560,294)
AmTrust Financial Services, Inc.	(10,597)	(722,927)
Aon plc	(11,177)	(1,042,926)
Arch Capital Group Ltd.*	(4,122)	(308,697)
Assured Guaranty Ltd.	(36,207)	(993,520)
Brown & Brown, Inc.	(13,615)	(439,356)
China Life Insurance Co., Ltd. (ADR)	(663)	(11,974)
Citizens, Inc.*	(38,170)	(320,628)
Erie Indemnity Co., Class A	(10,045)	(878,536)
First American Financial Corp.	(10,349)	(394,607)
FNF Group	(3,610)	(127,361)
Genworth Financial, Inc., Class A*	(700)	(3,276)
Hartford Financial Services Group, Inc./The	(5,600)	(259,056)
Loews Corp.	(25,820)	(941,397)
Marsh & McLennan Cos., Inc.	(20,687)	(1,153,093)
MBIA, Inc.*	(39,121)	(293,799)
Mercury General Corp.	(4,345)	(234,673)
MetLife, Inc.	(5,754)	(289,887)
Principal Financial Group, Inc.	(18,147)	(910,254)
Prudential Financial, Inc.	(20,047)	(1,653,878)
RLI Corp.	(23,571)	(1,434,295)
WR Berkley Corp.	(12,733)	(710,883)
XL Group plc	(8,800)	(335,104)
		(16,426,500)

See Accompanying Notes to the Consolidated Financial Statements.

32

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Internet & Catalog Retail — (0.3%)
MakeMyTrip Ltd.*	(18,024)	$(287,663)
TripAdvisor, Inc.*	(23,425)	(1,962,547)
		(2,250,210)
Internet Software & Services — (1.4%)
Alibaba Group Holding Ltd. (ADR)*	(19,019)	(1,594,363)
Baidu, Inc. (ADR)*	(9,542)	(1,788,839)
comScore, Inc.*	(6,720)	(287,482)
Gogo, Inc.*	(5,767)	(81,488)
GrubHub, Inc.*	(28,000)	(671,440)
j2 Global, Inc.	(2,971)	(230,401)
MercadoLibre, Inc.	(13,838)	(1,361,244)
NetEase, Inc. (ADR)	(11,449)	(1,654,724)
New Relic, Inc.*	(3,239)	(128,426)
Rackspace Hosting, Inc.*	(49,467)	(1,278,722)
SINA Corp.*	(21,182)	(1,009,110)
Twitter, Inc.*	(22,900)	(651,734)
VeriSign, Inc.*	(4,815)	(388,089)
WebMD Health Corp.*	(2,567)	(104,374)
Yahoo Japan Corp.	(39,033)	(166,586)
Yahoo!, Inc.*	(23,200)	(826,384)
Yandex N.V., Class A*	(47,100)	(758,310)
Zillow Group, Inc., Class A*	(536)	(16,514)
Zillow Group, Inc., Class C*	(1,072)	(29,684)
		(13,027,914)
IT Services — (1.1%)
Alliance Data Systems Corp.*	(623)	(185,224)
Cardtronics, Inc.*	(1,364)	(47,058)
Computer Sciences Corp.	(6,299)	(419,450)
EPAM Systems, Inc.*	(3,700)	(286,195)
Fiserv, Inc.*	(16,673)	(1,609,111)
FleetCor Technologies, Inc.*	(2,229)	(322,893)
Heartland Payment Systems, Inc.	(2,180)	(161,320)
Infosys Ltd. (ADR)	(72,416)	(1,315,075)
International Business Machines Corp.	(4,287)	(600,523)
MAXIMUS, Inc.	(7,308)	(498,406)
Teradata Corp.*	(72,176)	(2,028,867)
Visa, Inc., Class A	(20,538)	(1,593,338)
Western Union Co./The	(33,545)	(645,741)
WEX, Inc.*	(3,000)	(269,730)
		(9,982,931)
	SHARES	VALUE

Leisure Products — (0.3%)
Hasbro, Inc.	(20,625)	$(1,584,619)
Mattel, Inc.	(29,100)	(715,278)
		(2,299,897)
Life Sciences Tools & Services — (0.5%)
Illumina, Inc.*	(11,066)	(1,585,536)
PAREXEL International Corp.*	(13,688)	(863,987)
Thermo Fisher Scientific, Inc.	(8,765)	(1,146,287)
Waters Corp.*	(8,943)	(1,142,915)
		(4,738,725)
Machinery — (2.1%)
AGCO Corp.	(33,145)	(1,603,887)
Altra Industrial Motion Corp.	(14,055)	(371,895)
Caterpillar, Inc.	(17,330)	(1,264,917)
CIRCOR International, Inc.	(4,445)	(204,114)
CLARCOR, Inc.	(10,493)	(523,181)
Colfax Corp.*	(5,600)	(150,976)
Crane Co.	(393)	(20,687)
Cummins, Inc.	(2,144)	(221,925)
Deere & Co.	(23,810)	(1,857,180)
Donaldson Co., Inc.	(10,930)	(330,086)
ESCO Technologies, Inc.	(8,962)	(332,401)
Flowserve Corp.	(4,524)	(209,733)
Gorman-Rupp Co./The	(16,249)	(464,559)
Graco, Inc.	(2,616)	(192,014)
Illinois Tool Works, Inc.	(2,785)	(256,053)
ITT Corp.	(3,818)	(151,116)
Lindsay Corp.	(7,492)	(507,808)
Manitowoc Co., Inc./The	(108,493)	(1,659,943)
Navistar International Corp.*	(15,121)	(185,988)
Nordson Corp.	(7,724)	(550,258)
Oshkosh Corp.	(4,728)	(194,274)
Parker-Hannifin Corp.	(8,022)	(839,903)
Pentair plc	(33,997)	(1,901,112)
Stanley Black & Decker, Inc.	(2,544)	(269,613)
Sun Hydraulics Corp.	(7,371)	(215,897)
Trinity Industries, Inc.	(4,824)	(130,586)
WABCO Holdings, Inc.*	(16,624)	(1,865,711)
Wabtec Corp.	(23,842)	(1,975,787)
Woodward, Inc.	(10,332)	(470,106)
		(18,921,710)

See Accompanying Notes to the Consolidated Financial Statements.

33

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Media — (1.8%)
AMC Networks, Inc., Class A*	(21,718)	$(1,604,743)
Charter Communications, Inc., Class A*	(3,026)	(577,785)
Comcast Corp., Class A	(5,100)	(319,362)
Discovery Communications, Inc., Class A*	(19,700)	(579,968)
Grupo Televisa SAB (ADR)	(12,100)	(352,594)
IMAX Corp.*	(11,463)	(440,065)
Live Nation Entertainment, Inc.*	(11,462)	(312,683)
MSG Networks, Inc., Class A*	(44,148)	(905,917)
News Corp., Class A	(20,200)	(311,080)
Regal Entertainment Group, Class A	(16,216)	(314,266)
Scripps Networks Interactive, Inc., Class A	(21,983)	(1,320,739)
Sinclair Broadcast Group, Inc., Class A	(8,830)	(264,988)
TEGNA, Inc.	(51,733)	(1,398,860)
Thomson Reuters Corp.	(11,092)	(454,994)
Time Warner, Inc.	(21,366)	(1,609,714)
Twenty-First Century Fox, Inc., Class A	(60,631)	(1,860,765)
Twenty-First Century Fox, Inc., Class B	(12,400)	(382,912)
Viacom, Inc., Class B	(32,032)	(1,579,498)
Walt Disney Co./The	(16,517)	(1,878,644)
		(16,469,577)
Metals & Mining — (0.6%)
Agnico Eagle Mines Ltd.	(42,207)	(1,194,036)
Alcoa, Inc.	(39,300)	(350,949)
Allegheny Technologies, Inc.	(45,632)	(670,791)
ArcelorMittal (NYRS)	(4,266)	(23,932)
BHP Billiton Ltd. (ADR)	(8,500)	(279,565)
Newmont Mining Corp.	(24,076)	(468,519)
Nucor Corp.	(8,000)	(338,400)
Randgold Resources Ltd. (ADR)	(18,674)	(1,248,730)
Reliance Steel & Aluminum Co.	(5,000)	(299,800)
United States Steel Corp.	(46,500)	(543,120)
Worthington Industries, Inc.	(6,134)	(188,314)
		(5,606,156)

	SHARES	VALUE

Multiline Retail — (0.7%)
Big Lots, Inc.	(6,800)	$(313,480)
Dillard’s, Inc., Class A	(9,100)	(814,268)
Dollar General Corp.	(18,144)	(1,229,619)
Dollar Tree, Inc.*	(24,862)	(1,628,212)
Kohl’s Corp.	(8,861)	(408,669)
Macy’s, Inc.	(8,124)	(414,162)
Target Corp.	(21,139)	(1,631,508)
		(6,439,918)
Multi-Utilities — (0.9%)
Alliant Energy Corp.	(3,204)	(189,100)
Ameren Corp.	(6,300)	(275,184)
CMS Energy Corp.	(15,700)	(566,299)
Dominion Resources, Inc.	(22,750)	(1,625,032)
National Grid plc (ADR)	(12,051)	(862,852)
NiSource, Inc.	(45,331)	(868,542)
NorthWestern Corp.	(10,861)	(588,558)
SCANA Corp.	(17,827)	(1,055,715)
Sempra Energy	(15,730)	(1,610,909)
Vectren Corp.	(5,484)	(249,357)
		(7,891,548)
Oil, Gas & Consumable Fuels — (2.4%)
BP plc (ADR)	(11,767)	(420,082)
Carrizo Oil & Gas, Inc.*	(22,988)	(865,039)
Cheniere Energy, Inc.*	(6,800)	(336,736)
Chevron Corp.	(17,938)	(1,630,205)
Cimarex Energy Co.	(8,220)	(970,453)
CNOOC Ltd. (ADR)	(1,403)	(159,493)
ConocoPhillips	(6,683)	(356,538)
CVR Energy, Inc.	(1,654)	(73,537)
Devon Energy Corp.	(39,291)	(1,647,472)
Ecopetrol S.A. (ADR)	(9,802)	(91,355)
Enbridge, Inc.	(4,100)	(175,029)
Encana Corp.	(39,121)	(298,493)
Energen Corp.	(10,860)	(631,509)
EOG Resources, Inc.	(11,785)	(1,011,742)
Exxon Mobil Corp.	(19,610)	(1,622,531)
Golar LNG Ltd.	(32,452)	(941,433)
Gulfport Energy Corp.*	(10,600)	(322,982)
InterOil Corp.*	(7,622)	(291,618)
Matador Resources Co.*	(11,600)	(298,236)
Oasis Petroleum, Inc.*	(117,187)	(1,362,885)
ONEOK, Inc.	(9,500)	(322,240)
PBF Energy, Inc., Class A	(9,941)	(337,994)
Royal Dutch Shell plc, Class A (ADR)	(30,679)	(1,609,420)
SemGroup Corp., Class A	(11,570)	(527,014)

See Accompanying Notes to the Consolidated Financial Statements.

34

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Ship Finance International Ltd.	(7,741)	$(132,294)
Statoil ASA (ADR)	(83,431)	(1,348,245)
Suncor Energy, Inc.	(54,699)	(1,626,201)
Tesoro Corp.	(3,351)	(358,322)
Valero Energy Corp.	(24,502)	(1,615,172)
Whiting Petroleum Corp.*	(418)	(7,202)
YPF S.A. (ADR)	(21,498)	(459,197)
		(21,850,669)
Paper & Forest Products — (0.1%)
Deltic Timber Corp.	(13,763)	(852,755)
Personal Products — (0.4%)
Edgewell Personal Care Co.	(5,232)	(443,202)
Herbalife Ltd.*	(27,645)	(1,549,226)
Unilever plc (ADR)	(28,233)	(1,254,957)
		(3,247,385)
Pharmaceuticals — (1.3%)
AbbVie, Inc.	(5,961)	(354,978)
Akorn, Inc.*	(63,352)	(1,694,033)
AstraZeneca plc (ADR)	(24,025)	(766,157)
Catalent, Inc.*	(7,100)	(188,718)
Cempra, Inc.*	(700)	(15,540)
Endo International plc*	(26,706)	(1,602,093)
Impax Laboratories, Inc.*	(25,927)	(897,852)
Mallinckrodt plc*	(6,500)	(426,855)
Medicines Co./The*	(35,939)	(1,230,551)
Mylan N.V.*	(22,808)	(1,005,605)
Nektar Therapeutics*	(2,888)	(34,281)
Pacira Pharmaceuticals, Inc.*	(39,131)	(1,954,593)
Relypsa, Inc.*	(15,500)	(247,845)
Tetraphase Pharmaceuticals, Inc.*	(52,100)	(470,463)
Valeant Pharmaceuticals International, Inc.*	(13,599)	(1,275,178)
		(12,164,742)
Professional Services — (0.1%)
ManpowerGroup, Inc.	(9,647)	(885,402)
Nielsen Holdings plc	(9,290)	(441,368)
		(1,326,770)
Real Estate Investment Trusts (REITs) — (0.9%)
Alexandria Real Estate Equities, Inc.	(2,800)	(251,272)
Annaly Capital Management, Inc.	(38,800)	(386,060)
	SHARES	VALUE

Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	(2,012)	$(351,758)
Equity One, Inc.	(14,296)	(379,988)
Essex Property Trust, Inc.	(4,538)	(1,000,357)
Federal Realty Investment Trust	(3,998)	(573,673)
Host Hotels & Resorts, Inc.	(35,700)	(618,681)
LaSalle Hotel Properties	(12,100)	(355,861)
National Retail Properties, Inc.	(8,900)	(338,200)
NorthStar Realty Finance Corp.	(16,600)	(199,366)
Omega Healthcare Investors, Inc.	(8,900)	(307,228)
Pennsylvania Real Estate Investment Trust	(5,456)	(122,651)
Regency Centers Corp.	(9,946)	(675,930)
Senior Housing Properties Trust	(18,000)	(273,420)
Spirit Realty Capital, Inc.	(81,100)	(825,598)
Taubman Centers, Inc.	(6,933)	(533,702)
Ventas, Inc.	(13,100)	(703,732)
VEREIT, Inc.	(67,700)	(559,202)
		(8,456,679)
Real Estate Management & Development — (0.0%)†
St. Joe Co./The*	(15,003)	(297,359)
Road & Rail — (0.8%)
Avis Budget Group, Inc.*	(37,205)	(1,858,018)
CSX Corp.	(67,628)	(1,825,280)
Genesee & Wyoming, Inc., Class A*	(8,342)	(559,748)
Heartland Express, Inc.	(13,935)	(262,396)
Hertz Global Holdings, Inc.*	(27,100)	(528,450)
Kansas City Southern	(12,433)	(1,028,955)
Norfolk Southern Corp.	(5,100)	(408,153)
Ryder System, Inc.	(3,900)	(279,942)
Union Pacific Corp.	(5,400)	(482,490)
		(7,233,432)
Semiconductors & Semiconductor Equipment — (1.5%)
Applied Micro Circuits Corp.*	(27,441)	(177,818)
ASML Holding N.V. (NYRS)	(17,516)	(1,625,310)
Avago Technologies Ltd.	(14,227)	(1,751,770)
Canadian Solar, Inc.*	(64,961)	(1,418,099)
Cirrus Logic, Inc.*	(47,792)	(1,473,427)

See Accompanying Notes to the Consolidated Financial Statements.

35

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.*	(10,600)	$(604,942)
Lam Research Corp.	(10,827)	(829,240)
Microchip Technology, Inc.	(32,834)	(1,585,554)
Micron Technology, Inc.*	(22,700)	(375,912)
NVIDIA Corp.	(23,300)	(661,021)
Silicon Laboratories, Inc.*	(11,873)	(593,294)
Skyworks Solutions, Inc.	(8,471)	(654,300)
SunEdison, Inc.*	(59,063)	(431,160)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(71,635)	(1,573,104)
		(13,754,951)
Software — (1.4%)
ANSYS, Inc.*	(4,819)	(459,299)
Aspen Technology, Inc.*	(7,062)	(292,296)
Cadence Design Systems, Inc.*	(20,743)	(460,909)
Ebix, Inc.	(7,034)	(195,053)
Electronic Arts, Inc.*	(17,905)	(1,290,413)
Fortinet, Inc.*	(44,133)	(1,516,410)
Imperva, Inc.*	(600)	(42,372)
Intuit, Inc.	(20,497)	(1,997,023)
Manhattan Associates, Inc.*	(9,734)	(709,122)
Nuance Communications, Inc.*	(44,615)	(757,117)
Paylocity Holding Corp.*	(3,253)	(109,203)
SAP SE (ADR)	(20,641)	(1,624,653)
Synchronoss Technologies, Inc.*	(8,500)	(299,030)
Verint Systems, Inc.*	(15,220)	(724,168)
VMware, Inc., Class A*	(27,555)	(1,657,433)
Workday, Inc., Class A*	(10,900)	(860,773)
		(12,995,274)
Specialty Retail — (1.9%)
Abercrombie & Fitch Co., Class A	(14,700)	(311,493)
American Eagle Outfitters, Inc.	(13,880)	(212,086)
Ascena Retail Group, Inc.*	(22,709)	(302,484)
Big 5 Sporting Goods Corp.	(23,012)	(210,560)
Buckle, Inc./The	(2,136)	(75,700)
Cabela’s, Inc.*	(49,525)	(1,939,894)
CarMax, Inc.*	(5,540)	(326,915)
Children’s Place, Inc./The	(7,594)	(407,570)
Conn’s, Inc.*	(7,432)	(140,985)
Finish Line, Inc./The, Class A	(6,603)	(123,014)

	SHARES	VALUE

Specialty Retail (continued)
GameStop Corp., Class A	(35,277)	$(1,625,211)
Gap, Inc./The	(15,200)	(413,744)
Guess?, Inc.	(13,676)	(287,880)
Haverty Furniture Cos., Inc.	(8,361)	(195,731)
L Brands, Inc.	(3,608)	(346,296)
Lithia Motors, Inc., Class A	(407)	(47,778)
Mattress Firm Holding Corp.*	(15,791)	(672,223)
Men’s Wearhouse, Inc./The	(23,327)	(932,614)
Outerwall, Inc.	(12,555)	(753,300)
Party City Holdco, Inc.*	(14,217)	(225,055)
Rent-A-Center, Inc.	(2,853)	(52,467)
Restoration Hardware Holdings, Inc.*	(3,489)	(359,681)
Ross Stores, Inc.	(37,805)	(1,912,177)
Signet Jewelers Ltd.	(2,000)	(301,880)
Sportsman’s Warehouse Holdings, Inc.*	(19,468)	(209,476)
Staples, Inc.	(65,816)	(854,950)
Tiffany & Co.	(19,832)	(1,634,950)
TJX Cos., Inc./The	(2,467)	(180,560)
Tractor Supply Co.	(6,183)	(571,247)
Urban Outfitters, Inc.*	(8,937)	(255,598)
Vitamin Shoppe, Inc.*	(6,689)	(191,907)
Williams-Sonoma, Inc.	(16,636)	(1,226,905)
		(17,302,331)
Technology Hardware, Storage & Peripherals — (0.8%)
Apple, Inc.	(13,378)	(1,598,671)
BlackBerry Ltd.*	(75,384)	(549,549)
Hewlett-Packard Co.	(62,546)	(1,686,240)
Lexmark International, Inc., Class A	(8,946)	(290,656)
NetApp, Inc.	(34,200)	(1,162,800)
Seagate Technology plc	(40,989)	(1,560,041)
Stratasys Ltd.*	(12,820)	(326,910)
Violin Memory, Inc.*	(23,918)	(38,508)
		(7,213,375)
Textiles, Apparel & Luxury Goods — (1.1%)
Carter’s, Inc.	(4,110)	(373,517)
Coach, Inc.	(22,300)	(695,760)
Deckers Outdoor Corp.*	(11,100)	(617,826)
Hanesbrands, Inc.	(50,948)	(1,627,279)
lululemon athletica, Inc.*	(33,050)	(1,625,069)
PVH Corp.	(12,012)	(1,092,491)
Ralph Lauren Corp.	(2,600)	(288,002)

See Accompanying Notes to the Consolidated Financial Statements.

36

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A*	(24,342)	$(2,314,437)
VF Corp.	(23,675)	(1,598,536)
		(10,232,917)
Thrifts & Mortgage Finance — (0.2%)
BankFinancial Corp.	(4,188)	(51,638)
Clifton Bancorp, Inc.	(19,360)	(282,269)
MGIC Investment Corp.*	(25,700)	(241,580)
Nationstar Mortgage Holdings, Inc.*	(17,239)	(228,761)
New York Community Bancorp, Inc.	(17,696)	(292,338)
PHH Corp.*	(240)	(3,528)
Radian Group, Inc.	(20,400)	(295,188)
		(1,395,302)
Trading Companies & Distributors — (0.2%)
Beacon Roofing Supply, Inc.*	(3,305)	(116,964)
Fastenal Co.	(43,470)	(1,702,285)
GATX Corp.	(525)	(24,518)
		(1,843,767)
Water Utilities — (0.2%)
American Water Works Co., Inc.	(27,707)	(1,589,273)
Wireless Telecommunication Services — (0.2%)
America Movil SAB de CV, Class L (ADR)	(52,370)	(932,710)
China Mobile Ltd. (ADR)	(5,403)	(325,855)
Sprint Corp.*	(75,000)	(354,750)
Tim Participacoes S.A. (ADR)	(9,014)	(100,145)
		(1,713,460)
TOTAL COMMON STOCKS (proceeds received $446,928,253)		(441,301,594)
EXCHANGE TRADED FUNDS — (4.2%)
iShares Core S&P Small-Cap ETF	(187,576)	(21,205,467)
iShares U.S. Consumer Services ETF	(4,187)	(619,173)
iShares U.S. Technology ETF	(47,000)	(5,134,750)
Vanguard Health Care ETF	(28,372)	(3,714,746)
iShares Core S&P 500 ETF	(5,307)	(1,109,428)
iShares Nasdaq Biotechnology ETF	(2,074)	(675,004)
iShares PHLX Semiconductor ETF	(2,711)	(242,743)
iShares U.S. Energy ETF	(46,100)	(1,766,091)

	SHARES	VALUE

EXCHANGE TRADED FUNDS (continued)
iShares U.S. Industrials ETF	(500)	$(52,600)
iShares U.S. Consumer Goods ETF	(8,638)	(945,948)
Market Vectors Biotech ETF*	(11,200)	(1,386,448)
SPDR S&P Retail ETF	(20,174)	(925,785)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $36,341,844)		(37,778,183)

	PRINCIPAL AMOUNT

CORPORATE BONDS — (0.6%)
Chemicals — (0.1%)
LyondellBasell Industries N.V., 5.75%, 4/15/2024	$(1,100,000)	(1,248,341)
Energy Equipment & Services — (0.1%)
Ensco plc
4.50%, 10/1/2024	(560,000)	(457,905)
5.20%, 3/15/2025	(560,000)	(468,703)
		(926,608)
Hotels, Restaurants & Leisure — (0.2%)
Scientific Games International, Inc., 10.00%, 12/1/2022	(2,050,000)	(1,839,875)
Technology Hardware, Storage & Peripherals — (0.1%)
EMC Corp., 3.38%, 6/1/2023	(1,100,000)	(927,624)
Wireless Telecommunication Services — (0.1%)
T-Mobile U.S., Inc., 6.50%, 1/15/2024	(400,000)	(407,000)
TOTAL CORPORATE BONDS (proceeds received $5,607,341)		(5,349,448)
U.S. GOVERNMENT SECURITIES — (0.8%)
U.S. Treasury Notes
1.50%, 12/31/2018	(3,200,000)	(3,239,021)
1.63%, 6/30/2020	(1,300,000)	(1,308,023)
2.00%, 2/15/2025	(1,730,000)	(1,710,875)
2.13%, 5/15/2025	(640,000)	(639,009)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $6,803,767)		(6,896,928)

See Accompanying Notes to the Consolidated Financial Statements.

37

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

		NO. OF WARRANTS	VALUE

WARRANTS — (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $26*		(933)	$(14,797)
TOTAL WARRANTS (Proceeds $—)			(14,797)
TOTAL SECURITIES SOLD SHORT (proceeds received $495,681,205)			(491,340,950)

		CONTRACTS

WRITTEN OPTIONS AND SWAPTIONS — (0.1%)
Call Options Written — (0.0%)†
SolarCity Corp., 11/20/2015 @ 48*		(21)	$(63)
Put Options Written — (0.0%)†
Euro Dollar,
12/11/2015 @ 98.75*		(129)	(8,063)
12/11/2015 @ 98.88*		(129)	(16,931)
			(24,994)

		NOTIONAL AMOUNT

Interest Rate Swaptions — (0.1%)
Expiring 01/22/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 3.17% terminating 01/26/2026, European Style. Counterparty: Morgan Stanley		$(6,500,000)	(136,369)
Expiring 05/24/2016. If exercised the Fund pays semi-annually 1.00% and receives quarterly fixed 3 month CDOR terminating 05/24/2018, European Style. Counterparty: Bank of America Corp.	CAD	(20,600,000)	(50,544)
	NOTIONAL AMOUNT		VALUE

Interest Rate Swaptions (continued)
Expiring 09/02/2016. If exercised the Fund pays annually 0.93% and receives semi-annually fixed 6 months EURIBOR terminating 09/06/2026, European Style. Counterparty: Morgan Stanley	EUR	(2,460,000)	$(82,052)
Expiring 10/26/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.69% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		$(25,000,000)	(93,430)
Expiring 10/26/2016. If exercised the Fund pays semi-annually 1.69% and receives quarterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		(25,000,000)	(296,117)
Expiring 10/27/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.66% terminating 10/29/2020, European Style. Counterparty: Morgan Stanley		(24,500,000)	(87,367)

See Accompanying Notes to the Consolidated Financial Statements.

38

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	NOTIONAL AMOUNT	VALUE

Interest Rate Swaptions (continued)
Expiring 10/27/2016. If exercised the Fund pays semi-annually 1.66% and receives quaterly fixed 3 months LIBOR terminating 10/29/2020, European Style. Counterparty: Morgan Stanley	$(24,500,000)	$(299,776)
		(1,045,655)
TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $941,252)		(1,070,712)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $458,071,652) — 49.0%		443,767,084
OTHER ASSETS LESS LIABILITIES — 51.0%		462,094,541
NET ASSETS — 100.0%		$905,861,625
* Non-income producing security.
† Amount represents less than 0.05%
(a) All or portion of these securities were on loan. The aggregate market value of such securities is $131,706,973, which was collateralized with the aggregate value of $137,388,354.
(b) All or a portion of these securities were held in a segregated account as collateral for securities sold short. At October 31, 2015, the aggregate amount held in a segregated account was $186,214,495.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $73,432,956 or 8% of net assets at October 31, 2015.
(d) Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2015.
(f)	Issuer is in default.
(g)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2015. Maturity date disclosed is the ultimate maturity date.
(h)	The rate shown is the effective yield at the date of purchase.
(i)	The rate shown is the current yield as of October 31, 2015.

Abbreviations:

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CDOR	—	Canadian Dollar Offered Rate
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certificate of Shares
DOP	—	Dominican Peso
EUR	—	Euro
EURIBOR	—	European Interbank Offered Rate
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
TBA	—	To Be Announced; Security is subject to delayed delivery.

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,309,134
Aggregate gross unrealized depreciation	(90,896,735)
Net unrealized depreciation	$(62,587,601)
Federal income tax cost of investments	$506,354,685

See Accompanying Notes to the Consolidated Financial Statements.

39

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	51	11/20/2015	$2,703,151	$2,745,502	$42,351
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	377	12/21/2015	48,127,091	48,138,188	11,097
CBOT Corn Futures Contracts	USD	31	12/14/2015	593,026	592,487	(539)
CBOT Soybean Futures Contracts	USD	24	1/14/2016	1,067,704	1,062,900	(4,804)
CBOT Soybean Meal Futures Contracts	USD	93	12/14/2015	2,883,482	2,830,920	(52,562)
CBOT Wheat Futures Contracts	USD	57	12/14/2015	1,463,842	1,487,700	23,858
CME NASDAQ 100 E-Mini Futures Contracts	USD	35	12/18/2015	3,243,906	3,250,275	6,369
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	132	12/21/2015	21,056,952	21,087,000	30,048
CMX Copper Commodity Futures Contracts	USD	23	12/29/2015	1,347,150	1,332,562	(14,588)
CMX Gold 100 OZ Futures Contracts	USD	43	12/29/2015	4,941,704	4,908,020	(33,684)
CMX Silver Futures Contracts	USD	34	12/29/2015	2,645,543	2,646,390	847
DAX Index Futures Contracts	EUR	13	12/18/2015	3,749,311	3,866,740	117,429
E-Mini S&P 500 Futures Contracts	USD	75	12/18/2015	7,650,968	7,776,375	125,407
EOE Amsterdam Exchanges Index Futures Contracts	EUR	71	11/20/2015	6,961,509	7,203,213	241,704
Eurex 10 Year Euro BUND Futures Contracts	EUR	63	12/8/2015	10,722,085	10,891,186	169,101
EURO STOXX 50 Futures Contracts	EUR	67	12/18/2015	2,471,585	2,507,213	35,628
Euro-BTP Italian Government Bond Futures Contract	EUR	1	12/8/2015	146,905	152,785	5,880
FTSE/JSE Top 40 Index Futures Contracts	ZAR	18	12/17/2015	571,157	634,130	62,973
FTSE/MIB Index Futures Contracts	EUR	22	12/18/2015	2,707,116	2,714,618	7,502
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	10	11/27/2015	690,161	672,658	(17,503)
HKG Hang Seng Index Futures Contracts	HKD	16	11/27/2015	2,350,338	2,341,393	(8,945)
ICE Sugar #11 (World Markets) Futures Contracts	USD	158	2/29/2016	2,481,222	2,569,459	88,237
KFE KOSPI 200 Futures Contracts	KRW	7	12/10/2015	698,116	771,194	73,078
LIFFE FTSE 100 Index Futures Contracts	GBP	84	12/18/2015	8,170,684	8,184,046	13,362
MFM IBEX 35 Index Futures Contracts	EUR	39	11/20/2015	4,330,828	4,410,947	80,119
MSCI Taiwan Stock Index Futures Contracts	USD	27	11/27/2015	866,507	853,200	(13,307)

See Accompanying Notes to the Consolidated Financial Statements.

40

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
MSE 10 Year Canadian Bond Futures Contracts	CAD	156	12/18/2015	$16,908,864	$16,762,007	$(146,857)
Nikkei 225 Futures Contracts	JPY	11	12/10/2015	1,724,003	1,740,201	16,198
NYM Gasoline RBOB Futures Contracts	USD	6	11/30/2015	345,350	345,643	293
NYM Natural Gas Futures Contracts	USD	5	12/28/2016	161,563	148,000	(13,563)
NYM Natural Gas Futures Contracts	USD	22	11/25/2015	592,740	510,620	(82,120)
NYM Platinum Futures Contracts	USD	4	1/27/2016	188,231	197,820	9,589
OML Stockholm OMXS30 Index Futures Contracts	SEK	6	11/20/2015	102,778	105,062	2,284
OSE 10 Year JGB Futures Contract	JPY	21	12/14/2015	25,809,655	25,853,650	43,995
OSE Tokyo Price Index Futures Contracts	JPY	67	12/10/2015	7,948,992	8,653,311	704,319
Russell 2000 Mini Futures Contracts	USD	33	12/18/2015	3,813,009	3,822,390	9,381
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	50	12/17/2015	6,192,247	6,059,957	(132,290)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	172	12/15/2015	15,775,349	15,866,622	91,273
SFE ASX SPI 200 Index Futures Contracts	AUD	66	12/17/2015	6,104,615	6,160,756	56,141
SGX MSCI Singapore Index Futures Contracts	SGD	20	11/27/2015	492,259	478,835	(13,424)
WTI Crude Oil Futures Contracts	USD	14	5/19/2016	851,625	705,180	(146,445)
WTI Crude Oil Futures Contracts	USD	63	5/20/2016	3,415,453	3,173,310	(242,143)
WTI Crude Oil Futures Contracts	USD	4	11/19/2015	371,981	186,360	(185,621)
WTI Crude Oil Futures Contracts	USD	13	11/20/2015	566,619	605,670	39,051
						$999,119

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT 5 Year U.S. Treasury Note Futures Contracts	USD	46	12/31/2015	$5,514,967	$5,509,578	$5,389
CBOT Soybean Oil Futures Contracts	USD	217	12/14/2015	3,601,678	3,671,640	(69,962)
CBOT U.S. Long Bond Futures Contracts	USD	135	12/21/2015	21,134,482	21,119,063	15,419
CME Australian Dollar Futures Contracts	USD	39	12/14/2015	2,756,022	2,775,630	(19,608)

See Accompanying Notes to the Consolidated Financial Statements.

41

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CME British Pound Futures Contract	USD	15	12/14/2015	$1,439,389	$1,445,813	$(6,424)
CME Canadian Dollar Futures Contracts	USD	64	12/15/2015	4,843,796	4,892,800	(49,004)
CME Euro FX Currency Futures Contracts	USD	19	12/14/2015	2,614,118	2,614,638	(520)
CME Japanese Yen Futures Contracts	USD	19	12/14/2015	1,967,484	1,968,400	(916)
CME New Zealand Futures Contracts	USD	14	12/14/2015	907,440	945,280	(37,840)
E-Mini S&P 500 Futures Contracts	USD	127	12/18/2015	12,390,863	13,167,995	(777,132)
Eurex 10 Year Euro BUND Futures Contracts	EUR	25	12/8/2015	4,314,337	4,321,899	(7,562)
EUX Euro-Bobl Futures Contracts	EUR	15	12/8/2015	2,120,583	2,134,751	(14,168)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	135	12/17/2015	4,458,592	4,755,972	(297,380)
HKG Hang Seng Index Futures Contracts	HKD	65	11/27/2015	4,519,949	4,372,274	147,675
ICE Brent Crude Oil Futures Contracts	USD	42	4/29/2016	2,386,806	2,263,800	123,006
ICE Brent Crude Oil Futures Contracts	USD	55	11/13/2015	2,909,154	2,725,800	183,354
ICE Coffee ‘C’ Futures Contracts	USD	29	12/18/2015	1,321,627	1,315,331	6,296
ICE Low Sulphur Gas Oil Futures Contract	USD	65	12/10/2015	2,854,145	2,990,000	(135,855)
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	4,200	12/18/2015	85,282,810	90,777,206	(5,494,396)
LIFFE Long Gilt Futures Contracts	GBP	84	12/29/2015	15,346,984	15,247,965	99,019
NYM Gasoline RBOB Futures Contracts	USD	17	11/30/2015	939,057	979,323	(40,266)
NYM Natural Gas Futures Contracts	USD	5	3/29/2016	128,386	122,550	5,836
NYM Natural Gas Futures Contracts	USD	137	11/25/2015	3,397,170	3,179,770	217,400
NYM NY Harbor ULSD Futures Contracts	USD	42	11/30/2015	2,635,289	2,675,459	(40,170)
OSE Tokyo Price Index Futures Contracts	JPY	33	12/10/2015	4,269,842	4,262,078	7,764
SGX CNX Nifty Index Futures Contracts	USD	301	11/26/2015	4,969,694	4,862,354	107,340
WTI Crude Oil Futures Contracts	USD	34	11/20/2015	1,601,116	1,584,060	17,056
WTI Crude Oil Futures Contracts	USD	4	1/20/2016	178,428	193,040	(14,612)
						$(6,070,261)

Cash collateral in the amount of $23,795,925 was pledged to cover margin requirements for open futures contracts as of October 31, 2015.

See Accompanying Notes to the Consolidated Financial Statements.

42

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Natural Gas Subindex	11/4/2015	USD	800,000	$(96,465)
Morgan Stanley	Bloomberg Natural Gas Subindex	3/23/2016	USD	2,980,000	(362,100)
Bank of America Corp.	Bloomberg Platinum Subindex	11/4/2015	USD	1,100,000	76,185
Morgan Stanley	Bloomberg Platinum Subindex	3/29/2016	USD	2,300,000	200,042
Bank of America Corp.	Federative Republic of Brazil	11/6/2015	USD	1,181,130	(200,175)
Bank of America Corp.	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	11/4/2015	USD	1,350,000	52,146
					$(330,367)

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Copper Subindex	11/4/2015	USD	1,842,295	$17,640
Bank of America Corp.	Bloomberg Corn Subindex	11/4/2015	USD	5,889,604	(34,983)
Bank of America Corp.	Bloomberg Gold Subindex	11/4/2015	USD	2,935,689	(68,037)
Bank of America Corp.	Bloomberg Soybean Subindex	11/4/2015	USD	4,100,000	37,032
Bank of America Corp.	Bloomberg Wheat Subindex	11/4/2015	USD	2,200,000	(12,705)
Bank of America Corp.	Bloomberg Zinc Subindex	11/4/2015	USD	1,790,000	(10,279)
JPMorgan Chase Bank	iShares iBoxx $ High Yield Corporate Bond ETF	12/20/2015	USD	3,307,314	(55,273)
					$(126,605)

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	12/16/2015	BRL	(4,320,268)	$224,237
Morgan Stanley	KFE KOSPI 200 Futures Contracts	12/10/2015	KRW	(4,857,026)	(210,821)
					$13,416

See Accompanying Notes to the Consolidated Financial Statements.

43

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Currency Swap Contracts

	Notional Amount
Counterparty	Currency	Pay contracts	Currency	Receive contracts	Termination Date	Pay Rate	Receive rate	Market Value
Bank of America Corp.	TRY	1,410,000	USD	543,353	4/7/2020	8.77%	3 Month London Interbank Offered Rate	$63,243
JPMorgan Chase Bank	TRY	3,190,000	USD	1,096,220	9/1/2020	10.70%	3 Month London Interbank Offered Rate	(31,187)
JPMorgan Chase Bank	TRY	4,350,000	USD	1,435,644	9/17/2020	11.04%	3 Month London Interbank Offered Rate	(115,925)
JPMorgan Chase Bank	TRY	4,260,000	USD	1,481,739	12/16/2020	10.18%	3 Month London Interbank Offered Rate	5,675
Morgan Stanley	USD	494,024	TRY	1,240,000	3/3/2020	3 Month London Interbank Offered Rate	8.93%	(65,462)
								$(143,656)

Credit Default Swap Contracts on Corporate/Governments Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	ArcelorMittal	1.00%	EUR	750,000	$64,406	6/20/2020	$154,227
Morgan Stanley	Cardinal Health, Inc.	1.00%	USD	5,000,000	(165,893)	3/20/2020	(186,705)
Morgan Stanley	Care UK Health & Social Care plc	5.00%	EUR	1,500,000	147,737	12/20/2020	98,041
Morgan Stanley	Devon Energy Corp.	1.00%	USD	1,100,000	37,762	12/20/2020	36,852
Morgan Stanley	Hertz Corp./The	5.00%	USD	3,000,000	(246,110)	12/20/2020	(292,891)
Morgan Stanley	M.D.C. Holdings, Inc.	1.00%	USD	3,600,000	167,669	12/20/2020	212,124

See Accompanying Notes to the Consolidated Financial Statements.

44

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Credit Default Swap Contracts on Corporate/Governments Bonds — Buy Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Rallye S.A.	5.00%	EUR	1,700,000	$(183,301)	3/20/2020	$80,704
Morgan Stanley	Staples, Inc.	1.00%	USD	7,400,000	320,004	12/20/2020	276,429
JPMorgan Chase Bank	People’s Republic of China	1.00%	USD	1,450,000	(10,226)	6/20/2020	(4,624)
Goldman Sachs International	Anglo American plc	1.00%	EUR	1,100,000	133,252	9/20/2020	224,045
Goldman Sachs International	ArcelorMittal	1.00%	EUR	750,000	63,504	6/20/2020	154,227
Goldman Sachs International	ArcelorMittal	1.00%	EUR	750,000	73,308	9/20/2020	164,230
Goldman Sachs International	Astaldi S.p.A	5.00%	EUR	2,200,000	(84,237)	9/20/2020	64,652
Goldman Sachs International	Clariant AG	1.00%	EUR	1,100,000	(6,475)	12/20/2020	(15,028)
Goldman Sachs International	Newmont Mining Corp.	1.00%	USD	3,500,000	126,738	12/20/2020	108,484
Goldman Sachs International	Rallye S.A.	5.00%	EUR	500,000	(57,768)	3/20/2020	23,736
Barclays plc	ArcelorMittal	1.00%	EUR	1,000,000	220,840	12/20/2020	231,656
Barclays plc	People’s Republic of China	1.00%	USD	1,800,000	(11,434)	6/20/2020	(5,740)
Barclays plc	Sherwin-Williams Co./The	1.00%	USD	5,000,000	(165,894)	3/20/2020	(174,829)
Barclays plc	Weyerhaeuser Co.	1.00%	USD	5,000,000	(122,321)	3/20/2020	(125,874)
Bank of America Corp.	People’s Republic of China	1.00%	USD	1,450,000	(10,852)	6/20/2020	(4,623)
Bank of America Corp.	People’s Republic of China	1.00%	USD	6,500,000	(35,216)	3/20/2020	(36,235)
					$255,493		$982,858

Credit Default Swap Contracts on Corporate/Governments Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Communications Sales & Leasing, Inc.	5.00%	USD	390,000	$—	6/20/2020	$4,710	4.84%

See Accompanying Notes to the Consolidated Financial Statements.

45

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Credit Default Swap Contracts on Corporate/Governments Bonds — Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	2,600,000	$(257,073)	9/20/2020	$(639,727)	12.22%
JPMorgan Chase Bank	KB Home	5.00%	USD	1,200,000	51,297	12/20/2020	42,136	4.34%
JPMorgan Chase Bank	Yum! Brands, Inc.	1.00%	USD	25,000	(3,246)	12/20/2022	(2,855)	2.88%
JPMorgan Chase Bank	Yum! Brands, Inc.	1.00%	USD	55,000	(5,801)	12/20/2021	(4,709)	2.58%
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,100,000	(57,901)	6/20/2020	(262,374)	12.24%
Barclays plc	Communications Sales & Leasing, Inc.	5.00%	USD	940,000	38,380	6/20/2020	11,350	4.84%
Barclays plc	Republic of Colombia	1.00%	USD	1,220,000	(23,590)	12/20/2019	(37,745)	1.81%
					$(257,934)		$(889,214)

Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	1,500,000	$32,112	1/17/2047	$(42,362)	2.41%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	5/11/2063	(102,093)	0.83%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	1/17/2047	(625,421)	0.93%
JPMorgan Chase Bank	CMBX North America Index Series 8	0.50%	USD	1,600,000	(76,190)	10/17/2057	(73,028)	1.07%
Barclays plc	CDX Emerging Markets Index 19-V3	5.00%	USD	1,100,000	47,381	6/20/2018	29,147	4.03%
Barclays plc	CMBX North America Index Series 6	2.00%	USD	600,000	5,140	5/11/2063	(7,786)	2.22%
Barclays plc	CMBX North America Index Series 7	0.50%	USD	1,000,000	(37,907)	1/17/2047	(28,241)	2.41%
Barclays plc	CMBX North America Index Series 7	0.50%	USD	1,000,000	(35,882)	1/17/2047	(31,271)	0.93%
					$(943,996)		$(881,055)

See Accompanying Notes to the Consolidated Financial Statements.

46

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	5,600,000	$(598,223)	06/20/2019	$(662,666)
iTraxx Europe Index Series 24-V1	1.00%	EUR	7,350,000	(84,701)	12/20/2020	(127,243)
				$(682,924)		$(789,909)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
CDX North America High Yield Index 21-V5	5.00%	USD	1,500,000	$67,053	12/20/2018	$111,431	2.57%
CDX North America High Yield Index 23-V4	5.00%	USD	7,500,000	369,080	12/20/2019	562,533	3.09%
CDX North America High Yield Index 24-V2	5.00%	USD	4,400,000	282,510	06/20/2020	274,982	3.59%
CDX North America High Yield Index 25-V1	5.00%	USD	1,600,000	48,555	12/20/2020	59,235	4.27%
CDX North America Investment Grade Index 21-V1	1.00%	USD	8,500,000	81,132	12/20/2018	131,854	0.53%
CDX North America Investment Grade Index 23-V1	1.00%	USD	35,000,000	443,887	12/20/2019	428,751	0.72%
CDX North America Investment Grade Index 25-V1	1.00%	USD	17,225,000	100,870	12/20/2020	163,597	0.79%
iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	347,394	12/20/2018	618,271	1.51%
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	12,600,000	1,423,736	06/20/2019	1,490,998	2.05%
iTraxx Europe Index Series 20-V1	1.00%	EUR	7,500,000	72,022	12/20/2018	157,930	0.43%
				$3,236,239		$3,999,582

See Accompanying Notes to the Consolidated Financial Statements.

47

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Inflation Linked Swap Contracts

	Rates Exchanged
	Payments	Payments
	Made	Received		Notional	Termination
Counterparty	by AASF	by AASF	Currency	Amount	Date	Market Value
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.57%	GBP	1,100,000	12/9/2039	$119,462
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.38%	GBP	1,410,000	12/9/2029	123,488
Bank of America Corp.	3.15%	1 Month United Kingdom Retail Price Index	GBP	1,410,000	12/9/2024	(92,770)
Bank of America Corp.	3.57%	1 Month United Kingdom Retail Price Index	GBP	1,100,000	12/9/2044	(146,956)
Barclays plc	1 Month United States Consumer Price Index	0.56%	USD	6,000,000	8/19/2016	33,499
Barclays plc	1.03%	1 Month United States Consumer Price Index	USD	12,000,000	8/19/2017	14,565
Barclays plc	1.07%	1 Month United States Consumer Price Index	USD	5,100,000	8/17/2017	3,539
Morgan Stanley	1.08%	1 Month United States Consumer Price Index	USD	2,500,000	8/17/2017	1,237
						$56,064

Interest Rate Swap Contracts

	Payments	Payments
	Made by	Received		Notional	Termination
Counterparty	AASF	by AASF	Currency	Amount	Date	Market Value
Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.83%	BRL	8,443,674	1/2/2018	$(72,631)
Morgan Stanley	1 Day Certificate of Interbank Deposits	12.99%	BRL	33,996,408	1/4/2016	(28,481)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.76%	BRL	1,160,152	1/2/2023	(41,613)

See Accompanying Notes to the Consolidated Financial Statements.

48

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Interest Rate Swap Contracts (Continued)

	Payments	Payments
	Made by	Received		Notional	Termination
Counterparty	AASF	by AASF	Currency	Amount	Date	Market Value
Morgan Stanley	1 Day Certificate of Interbank Deposits	13.84%	BRL	13,937,530	1/2/2017	$(64,554)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.91%	BRL	2,983,313	1/2/2018	(28,214)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.94%	BRL	2,812,433	1/2/2019	(40,710)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.96%	BRL	8,823,014	1/2/2018	(80,968)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.98%	BRL	6,919,868	1/2/2017	(28,560)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	14.83%	BRL	2,056,303	1/2/2018	(9,358)
Morgan Stanley	1 Day Certificate of Interbank Deposits	15.58%	BRL	6,964,309	1/2/2017	4,227
Morgan Stanley	1 Day Certificate of Interbank Deposits	15.95%	BRL	6,479,929	1/2/2017	11,015
Morgan Stanley	1 Day Certificate of Interbank Deposits	16.49%	BRL	5,374,457	1/2/2017	17,132
JPMorgan Chase Bank	12.29%	1 Day Certificate of Interbank Deposits	BRL	5,166,090	1/2/2017	57,843
JPMorgan Chase Bank	13.18%	1 Day Certificate of Interbank Deposits	BRL	19,267,221	1/4/2016	19,345
JPMorgan Chase Bank	13.72%	1 Day Certificate of Interbank Deposits	BRL	3,378,480	1/4/2021	83,112
Bank of America Corp.	4.34%	1 Day Indicador Bancario de Referencia	COP	1,221,180,000	12/11/2016	5,279
Barclays plc	2.12%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	1,660,000,000	12/2/2019	(26,902)

See Accompanying Notes to the Consolidated Financial Statements.

49

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Interest Rate Swap Contracts (Continued)

	Payments	Payments
	Made by	Received		Notional	Termination
Counterparty	AASF	by AASF	Currency	Amount	Date	Market Value
JPMorgan Chase Bank	2.18%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	4,528,975,000	7/31/2025	$(97,639)
JPMorgan Chase Bank	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.63%	KRW	21,653,875,000	7/31/2017	20,640
Barclays plc	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.76%	KRW	2,294,590,000	7/10/2018	8,705
Barclays plc	3.82%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,490,000	3/4/2020	12,492
Morgan Stanley	3.89%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	18,000,000	11/5/2019	42,308
Morgan Stanley	3.95%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,970,000	6/19/2020	10,875
JPMorgan Chase Bank	3.99%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,850,000	6/17/2020	13,376
Barclays plc	4.18%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,280,000	12/12/2019	(532)

See Accompanying Notes to the Consolidated Financial Statements.

50

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Interest Rate Swap Contracts (Continued)

	Payments	Payments
	Made by	Received		Notional	Termination
Counterparty	AASF	by AASF	Currency	Amount	Date	Market Value
Barclays plc	3 Month Taiwan Secondary Market Bills	1.00%	TWD	56,400,000	7/30/2018	7,195
Bank of America Corp.	3 Month Taiwan Secondary Market Bills	1.01%	TWD	89,875,000	8/7/2018	13,103
Barclays plc	3 Month Taiwan Secondary Market Bills	1.03%	TWD	27,100,000	7/31/2018	4,028
						$(189,487)

Centrally Cleared Interest Rate Swap Contracts

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
3.50%	6 Month Bank Bill Swap Reference Rate	AUD	2,510,000	$3,113	12/16/2025	$2,260
6 Month Bank Bill Swap Reference Rate	3.00%	AUD	7,080,000	(26,126)	12/16/2025	37,294
2.50%	3 Month Canadian Bankers’ Acceptance Rate	CAD	840,000	14,352	12/16/2025	6,978
3 Month Canadian Bankers’ Acceptance Rate	1.25%	CAD	10,700,000	14,958	12/16/2020	999
0.84%	6 Month Prague Interbank Offered Rate	CZK	15,410,000	4	11/2/2025	(176)
0.93%	6 Month Prague Interbank Offered Rate	CZK	12,560,000	4	10/9/2025	(5,579)
1.30%	6 Month Prague Interbank Offered Rate	CZK	15,070,000	4	7/15/2025	(31,555)
1.37%	6 Month Prague Interbank Offered Rate	CZK	12,970,000	4	6/16/2025	(31,524)
0.50%	6 Month Euro Interbank Offered Rate	EUR	3,730,000	(49,288)	12/16/2020	(24,585)

See Accompanying Notes to the Consolidated Financial Statements.

51

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
1.70%	6 Month Euro Interbank Offered Rate	EUR	25,700,000	$632,775	5/11/2035	$601,922
6 Month Euro Interbank Offered Rate	0.75%	EUR	30,770,000	(925,254)	12/16/2025	(608,158)
6 Month Euro Interbank Offered Rate	0.89%	EUR	570,000	4	11/2/2025	(662)
6 Month Euro Interbank Offered Rate	0.99%	EUR	440,000	4	10/9/2025	4,645
6 Month Euro Interbank Offered Rate	1.23%	EUR	480,000	4	6/16/2025	20,813
6 Month Euro Interbank Offered Rate	1.50%	EUR	4,590,000	(83,204)	12/16/2025	(18,685)
6 Month Euro Interbank Offered Rate	1.57%	EUR	68,870,000	(275,319)	5/11/2025	469,724
6 Month Euro Interbank Offered Rate	1.70%	EUR	2,060,000	20,891	7/10/2025	24,873
6 Month Euro Interbank Offered Rate	1.75%	EUR	2,250,000	4,534	12/19/2045	19,853
6 Month Euro Interbank Offered Rate	2.00%	EUR	4,570,000	(8,644)	9/16/2025	120,312
6 Month Euro Interbank Offered Rate	2.25%	EUR	4,960,000	41,343	12/17/2035	87,997
0.85%	3 Month London Interbank Offered Rate	GBP	1,120,000	4	1/4/2018	2,387
1.84%	6 Month London Interbank Offered Rate	GBP	180,000	(1,474)	6/7/2032	10,794
2.06%	6 Month London Interbank Offered Rate	GBP	980,000	13,845	4/15/2039	28,784
2.10%	6 Month London Interbank Offered Rate	GBP	416,000	(23,293)	6/8/2037	4,163

See Accompanying Notes to the Consolidated Financial Statements.

52

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
2.25%	6 Month London Interbank Offered Rate	GBP	2,500,000	$(101,218)	12/16/2045	$(93,374)
2.50%	6 Month London Interbank Offered Rate	GBP	6,180,000	6,451	9/8/2030	16,393
2.50%	6 Month London Interbank Offered Rate	GBP	250,000	(4,012)	12/19/2045	(10,674)
2.75%	6 Month London Interbank Offered Rate	GBP	3,430,000	12,189	9/16/2025	(84,948)
6 Month London Interbank Offered Rate	2.00%	GBP	730,000	2,405	12/16/2025	5,164
6 Month London Interbank Offered Rate	2.75%	GBP	10,000	266	12/16/2025	236
1.86%	6 Month Budapest Interbank Offered Rate	HUF	199,960,000	2	6/9/2018	(8,618)
2.42%	6 Month Budapest Interbank Offered Rate	HUF	1,252,710,000	(22,056)	12/16/2020	(122,136)
2.99%	6 Month Budapest Interbank Offered Rate	HUF	132,130,000	3	6/2/2025	(15,104)
3.28%	6 Month Budapest Interbank Offered Rate	HUF	144,830,000	4	7/9/2025	(29,495)
3.38%	6 Month Budapest Interbank Offered Rate	HUF	180,760,000	5	6/25/2025	(43,013)
3.58%	6 Month Budapest Interbank Offered Rate	HUF	120,480,000	3	6/19/2025	(36,672)
1.00%	6 Month London Interbank Offered Rate	JPY	589,880,000	(26,755)	12/16/2025	(50,680)
2.00%	6 Month London Interbank Offered Rate	JPY	160,920,000	(13,814)	12/17/2035	(28,874)
6 Month London Interbank Offered Rate	0.50%	JPY	28,210,000	(1,298)	12/16/2025	2

See Accompanying Notes to the Consolidated Financial Statements.

53

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
1 Month Equilibrium Interbank Interest Rate	3.69%	MXN	36,370,000	$2	10/24/2016	$(1,870)
1 Month Equilibrium Interbank Interest Rate	3.72%	MXN	36,320,000	2	10/13/2016	(722)
1 Month Equilibrium Interbank Interest Rate	3.80%	MXN	108,450,000	7	11/1/2016	(7)
1 Month Equilibrium Interbank Interest Rate	3.85%	MXN	34,080,000	2	9/22/2016	2,240
1 Month Equilibrium Interbank Interest Rate	3.90%	MXN	45,590,000	9	9/28/2016	3,823
1 Month Equilibrium Interbank Interest Rate	3.96%	MXN	105,630,000	4	9/15/2016	14,356
1 Month Equilibrium Interbank Interest Rate	3.98%	MXN	32,160,000	2	9/19/2016	4,559
1 Month Equilibrium Interbank Interest Rate	3.98%	MXN	32,080,000	2	9/16/2016	4,575
1 Month Equilibrium Interbank Interest Rate	4.75%	MXN	46,500,000	(26,870)	12/12/2018	(2,804)
1 Month Equilibrium Interbank Interest Rate	5.25%	MXN	70,910,000	(218,190)	12/7/2022	(182,029)
1 Month Equilibrium Interbank Interest Rate	6.30%	MXN	12,390,000	1	1/21/2022	(11,160)
1 Month Equilibrium Interbank Interest Rate	6.38%	MXN	12,310,000	1	1/26/2022	(10,142)
1 Month Equilibrium Interbank Interest Rate	6.47%	MXN	12,280,000	1	1/17/2022	(8,934)
1 Month Equilibrium Interbank Interest Rate	6.71%	MXN	25,120,000	3	2/16/2022	(13,238)
1 Month Equilibrium Interbank Interest Rate	6.90%	MXN	10,900,000	1	4/5/2022	(4,290)

See Accompanying Notes to the Consolidated Financial Statements.

54

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
1 Month Equilibrium Interbank Interest Rate	7.04%	MXN	13,170,000	$1	3/4/2022	$(3,008)
1 Month Equilibrium Interbank Interest Rate	7.26%	MXN	15,710,000	2	12/7/2021	1,367
1 Month Equilibrium Interbank Interest Rate	7.50%	MXN	11,330,000	2	9/15/2022	395
4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	20,230,000	6	11/22/2018	2,851
5.96%	1 Month Equilibrium Interbank Interest Rate	MXN	3,780,000	2	11/20/2024	3,491
6.32%	1 Month Equilibrium Interbank Interest Rate	MXN	5,220,000	1	1/17/2025	12,461
6.41%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/22/2025	11,579
6.47%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/13/2025	10,779
6.73%	1 Month Equilibrium Interbank Interest Rate	MXN	10,800,000	2	2/12/2025	16,170
6.92%	1 Month Equilibrium Interbank Interest Rate	MXN	4,700,000	1	4/1/2025	5,282
7.07%	1 Month Equilibrium Interbank Interest Rate	MXN	5,680,000	1	2/28/2025	4,425
7.36%	1 Month Equilibrium Interbank Interest Rate	MXN	6,770,000	2	12/3/2024	160
7.60%	1 Month Equilibrium Interbank Interest Rate	MXN	4,910,000	1	9/11/2025	(892)
6 Month Norwegian Inter Bank Offered Rate	1.50%	NOK	27,910,000	14,560	12/16/2020	28,808
3.75%	3 Month Bank Bill Swap Reference Rate	NZD	720,000	(3,209)	12/16/2025	(8,823)

See Accompanying Notes to the Consolidated Financial Statements.

55

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
2.46%	6 Month Warsaw Interbank Offered Rate	PLN	5,090,000	$10	10/23/2025	$(20,654)
6 Month Warsaw Interbank Offered Rate	1.48%	PLN	38,470,000	1,108	3/16/2018	(3,174)
6 Month Warsaw Interbank Offered Rate	1.68%	PLN	23,230,000	14	10/23/2017	18,290
0.50%	3 Month Stockholm Interbank Offered Rate	SEK	55,640,000	18,376	12/16/2020	(9,100)
1.50%	3 Month Stockholm Interbank Offered Rate	SEK	37,330,000	(35,215)	12/16/2025	(55,990)
0.56%	3 Month London Interbank Offered Rate	USD	6,600,000	7	11/3/2016	(7)
0.59%	3 Month London Interbank Offered Rate	USD	9,030,000	7	9/21/2016	(7,490)
1.50%	3 Month London Interbank Offered Rate	USD	3,700,000	(51,144)	12/16/2017	(42,298)
1.75%	3 Month London Interbank Offered Rate	USD	5,000,000	(114,185)	12/16/2018	(86,357)
2.00%	3 Month London Interbank Offered Rate	USD	11,460,000	(291,091)	12/16/2020	30,030
2.04%	3 Month London Interbank Offered Rate	USD	25,000,000	—	6/9/2019	(472,619)
2.25%	3 Month London Interbank Offered Rate	USD	5,580,000	(190,050)	12/16/2022	(155,914)
2.50%	3 Month London Interbank Offered Rate	USD	2,000,000	8,155	12/16/2030	(41,166)
2.50%	3 Month London Interbank Offered Rate	USD	18,470,000	(298,303)	12/16/2025	(688,198)
2.75%	3 Month London Interbank Offered Rate	USD	800,000	(1,532)	12/16/2045	(35,192)

See Accompanying Notes to the Consolidated Financial Statements.

56

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Centrally Cleared Interest Rate Swap Contracts (Continued)

				Upfront
				Premium
Payments Made	Payments Received		Notional	(Received)	Termination	Market
by AASF	by AASF	Currency	Amount	Paid	Date	Value
3 Month London Interbank Offered Rate	2.50%	USD	1,000,000	$19,419	12/16/2035	$6,778
3 Month London Interbank Offered Rate	2.81%	USD	132,190,000	183,354	9/2/2022	667,966
3 Month London Interbank Offered Rate	2.92%	USD	109,200,000	(49,653)	6/24/2021	1,270,363
3.00%	3 Month London Interbank Offered Rate	USD	2,600,000	(26,300)	12/16/2025	(33,788)
3.00%	3 Month London Interbank Offered Rate	USD	1,340,000	7,137	12/17/2035	(5,790)
3.00%	3 Month London Interbank Offered Rate	USD	31,000,000	(43,238)	9/2/2030	(523,455)
3.22%	3 Month London Interbank Offered Rate	USD	28,000,000	104,315	6/24/2029	(1,207,882)
				$(1,787,042)		$(1,295,164)

Contracts for Differences*

		Termination
Counterparty	Description	Date		Value
Bank of America Corp.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	9/5/2016		538,454
JPMorgan Chase Bank	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/20/2015	–
		11/4/2016		(927,770)
				(389,316)

*	See accompanying CFD schedules on the following page for further details.

See Accompanying Notes to the Consolidated Financial Statements.

57

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Australia
Bank of America Corp.	BHP Billiton plc	57,710	$(49,376)

	Switzerland
	Wizz Air Holdings plc	37,238	41,332

	United Kingdom
	Aviva plc	101,632	41,707
	Barratt Developments plc	110,023	1,357
	Berkeley Group Holdings plc	15,370	23,221
	BP plc	191,422	27,001
	British American Tobacco plc	13,658	7,369
	British Land Co. plc/The	139,615	39,600
	BT Group plc	316,059	179,548
	easyJet plc	17,122	792
	Imperial Tobacco Group plc	33,893	5,747
	ITV plc	378,897	28,037
Bank of America Corp. (continued)	JD Sports Fashion plc	118,861	$45,809
	Land Securities Group plc	107,639	46,462
	Legal & General Group plc	237,530	44,674
	Lloyds Banking Group plc	1,151,978	(30,900)
	Next plc	7,308	44,708
	Persimmon plc	23,221	8,591
	Prudential plc	53,815	(1,659)
	Reckitt Benckiser Group plc	20,234	50,974
	RELX plc	55,271	4,260
	Rio Tinto plc	52,088	(65,444)
	SABMiller plc	11,073	256
	Shawbrook Group plc	945	173
	Taylor Wimpey plc	300,807	33,852
			536,135
			528,091
	Net other receivables/(payables)		10,363
	Total Contracts for Differences, at value		$538,454

	United States
JPMorgan Chase Bank	iShares U.S. Consumer Services ETF	(116,100)	$(745,667)
	iShares U.S. Healthcare ETF	(67,100)	(156,781)
			(902,448)
	Net other receivables/(payables)		(25,322)
	Total Contracts for Differences, at value		$(927,770)

Cash collateral in the amount of $37,005,000 was pledged for total return, currency, credit default, inflation linked, and interest rate swaps, as of October 31, 2015.

See Accompanying Notes to the Consolidated Financial Statements.

58

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. USD, expiring 12/7/2015-12/16/2015	JPMorgan Chase Bank	4,366,620	3,150,324	$3,106,989	$3,150,324	$(43,335)
AUD vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	11,652,484	8,116,789	8,290,981	8,116,789	174,192
BRL vs. USD, expiring 11/4/2015	JPMorgan Chase Bank	12,956,244	3,238,718	3,358,438	3,238,718	119,720
CAD vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	3,498,930	2,362,059	2,675,171	2,599,261	75,910
CAD vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	2,658,890	2,040,821	2,032,904	2,040,821	(7,917)
CAD vs. USD, expiring 11/12/2015-12/16/2015	JPMorgan Chase Bank	5,158,353	3,900,254	3,944,043	3,900,254	43,789
CHF vs. USD, expiring 11/5/2015	Barclays Bank plc	497,711	506,419	503,556	506,419	(2,863)
CHF vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	8,463,412	8,724,556	8,562,802	8,724,556	(161,754)
CHF vs. USD, expiring 11/5/2015	Royal Bank of Canada	538,893	561,748	545,221	561,748	(16,527)
CHF vs. USD, expiring 11/5/2015	UBS AG	502,253	522,933	508,151	522,933	(14,782)
CLP vs. USD, expiring 11/9/2015-12/30/2015	JPMorgan Chase Bank	1,230,691,428	1,807,703	1,775,222	1,807,703	(32,481)
CLP vs. USD, expiring 11/23/2015	JPMorgan Chase Bank	624,438,461	898,050	901,202	898,050	3,152
CNH vs. USD, expiring 12/16/2015-6/14/2016	JPMorgan Chase Bank	199,184,135	30,339,538	31,022,939	30,339,538	683,401
COP vs. USD, expiring 11/13/2015	JPMorgan Chase Bank	233,944,534	80,972	80,647	80,972	(325)
COP vs. USD, expiring 11/5/2015-12/3/2015	JPMorgan Chase Bank	5,319,448,466	1,792,826	1,831,892	1,792,826	39,066
DKK vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	4,727,772	723,191	697,102	723,191	(26,089)
DKK vs. USD, expiring 11/5/2015	HSBC Bank plc	3,892,614	587,227	573,959	587,227	(13,268)
EUR vs. CAD, expiring 12/16/2015	JPMorgan Chase Bank	1,602,879	2,345,686	1,763,843	1,793,438	(29,595)
EUR vs. CHF, expiring 11/5/2015	Barclays Bank plc	1,052,921	1,149,831	1,157,871	1,163,334	(5,463)
EUR vs. GBP, expiring 11/5/2015	Barclays Bank plc	2,494,943	1,862,899	2,743,628	2,871,808	(128,180)
EUR vs. GBP, expiring 11/5/2015	Goldman Sachs & Co.	508,039	377,016	558,678	581,200	(22,522)

See Accompanying Notes to the Consolidated Financial Statements.

59

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
EUR vs. GBP, expiring 12/16/2015	JPMorgan Chase Bank	2,966,000	2,177,926	$3,263,851	$3,356,835	$(92,984)
EUR vs. HUF, expiring 12/16/2015-7/8/2016	JPMorgan Chase Bank	5,632,631	1,761,521,451	6,208,602	6,228,286	(19,684)
EUR vs. PLN, expiring 12/16/2015	JPMorgan Chase Bank	270,000	1,145,658	297,114	296,091	1,023
EUR vs. SEK, expiring 12/16/2015	JPMorgan Chase Bank	403,969	3,740,021	444,536	438,220	6,316
EUR vs. USD, expiring 11/5/2015-12/3/2015	Barclays Bank plc	4,868,824	5,477,829	5,354,566	5,477,829	(123,263)
EUR vs. USD, expiring 11/5/2015	BNP Paribas S.A.	844,717	960,233	928,916	960,233	(31,317)
EUR vs. USD, expiring 11/5/2015	Credit Suisse International	517,116	582,347	568,660	582,347	(13,687)
EUR vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	5,868,226	6,696,479	6,453,145	6,696,479	(243,334)
EUR vs. USD, expiring 11/6/2015-12/31/2015	JPMorgan Chase Bank	17,723,839	20,040,851	19,502,293	20,040,851	(538,558)
EUR vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	280,000	305,537	308,118	305,537	2,581
EUR vs. USD, expiring 11/5/2015	Royal Bank of Canada	2,818,348	3,172,627	3,099,269	3,172,627	(73,358)
EUR vs. USD, expiring 11/5/2015	State Street Bank & Trust	666,977	757,314	733,459	757,314	(23,855)
EUR vs. USD, expiring 11/5/2015-12/3/2015	UBS AG	1,053,314	1,173,820	1,158,498	1,173,820	(15,322)
GBP vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	1,997,753	2,705,000	3,079,135	2,976,641	102,494
GBP vs. EUR, expiring 11/5/2015	Royal Bank of Canada	354,735	479,543	546,852	527,342	19,510
GBP vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	19,425,767	29,505,514	29,946,374	29,505,514	440,860
GBP vs. USD, expiring 11/25/2015-12/16/2015	JPMorgan Chase Bank	3,708,612	5,642,173	5,716,219	5,642,173	74,046
GBP vs. USD, expiring 12/16/2015-12/31/2015	JPMorgan Chase Bank	1,619,298	2,518,016	2,495,785	2,518,016	(22,231)
GBP vs. USD, expiring 11/5/2015	Royal Bank of Canada	558,516	863,463	860,997	863,463	(2,466)
HUF vs. EUR, expiring 12/16/2015-7/8/2016	JPMorgan Chase Bank	1,676,338,202	5,356,240	5,927,036	5,904,454	22,582
HUF vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	85,280,663	275,000	301,595	302,616	(1,021)

See Accompanying Notes to the Consolidated Financial Statements.

60

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
HUF vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	488,732,524	1,739,313	$1,728,404	$1,739,313	$(10,909)
ILS vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	9,150,069	2,386,000	2,365,637	2,386,000	(20,363)
ILS vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	1,197,601	304,663	309,625	304,663	4,962
INR vs. USD, expiring 11/3/2015	JPMorgan Chase Bank	20,328,270	307,306	311,092	307,306	3,786
INR vs. USD, expiring 11/19/2015-11/27/2015	JPMorgan Chase Bank	59,595,396	916,000	908,471	916,000	(7,529)
JPY vs. USD, expiring 12/10/2015-12/30/2015	JPMorgan Chase Bank	1,403,052,142	11,711,445	11,636,967	11,711,445	(74,478)
JPY vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	278,073,389	2,303,642	2,306,034	2,303,642	2,392
KRW vs. USD, expiring 12/31/2015	JPMorgan Chase Bank	653,067,836	557,701	571,726	557,701	14,025
MXN vs. USD, expiring 12/14/2015-12/31/2015	JPMorgan Chase Bank	146,961,882	8,733,787	8,867,777	8,733,787	133,990
MXN vs. USD, expiring 12/14/2015-12/16/2015	JPMorgan Chase Bank	17,037,617	1,030,745	1,028,221	1,030,745	(2,524)
NOK vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	4,649,265	489,979	546,795	539,184	7,611
NOK vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	4,857,269	581,636	571,643	581,636	(9,993)
NOK vs. USD, expiring 11/24/2015-12/31/2015	JPMorgan Chase Bank	39,130,976	4,758,509	4,601,923	4,758,509	(156,586)
NOK vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	10,014,077	1,173,687	1,177,743	1,173,687	4,056
NZD vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	267,000	181,779	180,212	181,779	(1,567)
NZD vs. USD, expiring 12/16/2015-12/31/2015	JPMorgan Chase Bank	13,876,202	8,821,021	9,363,828	8,821,021	542,807
PLN vs. EUR, expiring 12/16/2015	Bank of America Corp.	1,179,349	276,000	304,798	303,716	1,082
PLN vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	5,681,495	1,342,000	1,468,362	1,476,766	(8,404)
PLN vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	3,485,540	812,722	900,826	894,338	6,488
PLN vs. USD, expiring 12/16/2015-12/31/2015	JPMorgan Chase Bank	3,588,046	960,184	927,146	960,184	(33,038)

See Accompanying Notes to the Consolidated Financial Statements.

61

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
RUB vs. USD, expiring 11/9/2015-11/27/2015	JPMorgan Chase Bank	225,202,122	3,596,099	$3,510,529	$3,596,099	$ (85,570)
RUB vs. USD, expiring 11/2/2015-12/18/2015	JPMorgan Chase Bank	119,457,047	1,827,182	1,860,654	1,827,182	33,472
SEK vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	7,396,733	786,251	866,680	865,208	1,472
SEK vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	6,979,732	744,706	817,819	819,491	(1,672)
SEK vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	37,474,181	4,533,105	4,390,872	4,533,105	(142,233)
SEK vs. USD, expiring 11/5/2015	Merrill Lynch International	24,137,693	2,906,459	2,825,358	2,906,459	(81,101)
SGD vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	1,305,227	911,000	930,313	911,000	19,313
TRY vs. USD, expiring 12/14/2015-12/16/2015	JPMorgan Chase Bank	8,932,409	3,046,596	3,026,400	3,046,596	(20,196)
TRY vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	6,421,936	2,121,160	2,174,604	2,121,160	53,444
TWD vs. USD, expiring 11/30/2015	JPMorgan Chase Bank	5,351,211	164,983	164,845	164,983	(138)
USD vs. AED, expiring 8/11/2016-8/15/2016	JPMorgan Chase Bank	1,711,441	6,299,622	1,711,441	1,712,072	(631)
USD vs. AED, expiring 8/11/2016	JPMorgan Chase Bank	3,106,000	11,425,638	3,106,000	3,105,229	771
USD vs. AUD, expiring 12/16/2015	JPMorgan Chase Bank	3,135,265	4,464,691	3,135,265	3,176,719	(41,454)
USD vs. AUD, expiring 12/16/2015	JPMorgan Chase Bank	6,338,260	8,751,511	6,338,260	6,226,879	111,381
USD vs. BRL, expiring 11/4/2015-12/2/2015	JPMorgan Chase Bank	5,360,105	21,395,778	5,360,105	5,533,927	(173,822)
USD vs. BRL, expiring 11/4/2015	JPMorgan Chase Bank	795,838	3,034,448	795,838	786,571	9,267
USD vs. CAD, expiring 11/12/2015-12/16/2015	JPMorgan Chase Bank	4,468,576	5,915,186	4,468,576	4,522,696	(54,120)
USD vs. CAD, expiring 12/16/2015	JPMorgan Chase Bank	1,419,469	1,834,554	1,419,469	1,402,642	16,827
USD vs. CHF, expiring 12/31/2015	JPMorgan Chase Bank	3,630,413	3,484,470	3,630,413	3,532,776	97,637
USD vs. CLP, expiring 11/30/2015	JPMorgan Chase Bank	306,000	210,993,120	306,000	304,302	1,698

See Accompanying Notes to the Consolidated Financial Statements.

62

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. CNH, expiring 12/16/2015-9/14/2016	JPMorgan Chase Bank	43,196,200	283,384,389	$43,196,200	$44,059,930	$ (863,730)
USD vs. CNH, expiring 9/1/2016	JPMorgan Chase Bank	304,000	1,961,636	304,000	303,775	225
USD vs. COP, expiring 11/9/2015	JPMorgan Chase Bank	304,000	879,472,000	304,000	303,325	675
USD vs. COP, expiring 11/5/2015-11/30/2015	JPMorgan Chase Bank	626,952	1,837,944,000	626,952	633,322	(6,370)
USD vs. CZK, expiring 11/16/2015	JPMorgan Chase Bank	48,912	1,198,000	48,912	48,627	285
USD vs. DKK, expiring 11/5/2015	Goldman Sachs & Co.	4,916,725	32,569,583	4,916,725	4,802,331	114,394
USD vs. EUR, expiring 11/5/2015-12/3/2015	Barclays Bank plc	2,247,210	2,014,077	2,247,210	2,215,209	32,001
USD vs. EUR, expiring 11/5/2015	Citibank N.A.	113,917,844	101,188,742	113,917,844	111,274,801	2,643,043
USD vs. EUR, expiring 11/5/2015	Credit Suisse International	1,949,834	1,718,371	1,949,834	1,889,651	60,183
USD vs. EUR, expiring 11/5/2015	Goldman Sachs & Co.	2,281,452	2,045,509	2,281,452	2,249,396	32,056
USD vs. EUR, expiring 11/5/2015	HSBC Bank plc	2,907,910	2,594,154	2,907,910	2,852,728	55,182
USD vs. EUR, expiring 12/3/2015	HSBC Bank plc	701,235	639,380	701,235	703,356	(2,121)
USD vs. EUR, expiring 11/6/2015-12/16/2015	JPMorgan Chase Bank	8,485,428	7,736,000	8,485,428	8,510,809	(25,381)
USD vs. EUR, expiring 11/2/2015-12/31/2015	JPMorgan Chase Bank	57,144,386	50,635,221	57,144,386	55,710,460	1,433,926
USD vs. EUR, expiring 11/5/2015-12/3/2015	Royal Bank of Canada	5,012,896	4,462,027	5,012,896	4,906,914	105,982
USD vs. EUR, expiring 12/3/2015	State Street Bank & Trust	2,634,305	2,369,706	2,634,305	2,606,819	27,486
USD vs. GBP, expiring 11/25/2015-12/16/2015	JPMorgan Chase Bank	5,942,558	3,914,980	5,942,558	6,034,499	(91,941)
USD vs. GBP, expiring 11/23/2015-12/31/2015	JPMorgan Chase Bank	33,886,032	21,873,148	33,886,032	33,714,215	171,817
USD vs. HUF, expiring 12/14/2015	JPMorgan Chase Bank	179,001	49,670,817	179,001	175,661	3,340

See Accompanying Notes to the Consolidated Financial Statements.

63

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. IDR, expiring 11/13/2015-11/30/2015	JPMorgan Chase Bank	899,553	12,255,489,834	$899,553	$891,470	$8,083
USD vs. IDR, expiring 11/23/2015	JPMorgan Chase Bank	305,000	4,265,425,000	305,000	309,879	(4,879)
USD vs. ILS, expiring 12/16/2015	JPMorgan Chase Bank	2,631,899	10,256,925	2,631,899	2,651,800	(19,901)
USD vs. INR, expiring 11/30/2015	JPMorgan Chase Bank	163,421	10,704,226	163,421	163,008	413
USD vs. INR, expiring 11/3/2015	JPMorgan Chase Bank	303,000	20,138,380	303,000	308,185	(5,185)
USD vs. JPY, expiring 12/10/2015-12/30/2015	JPMorgan Chase Bank	10,173,256	1,217,658,480	10,173,256	10,099,332	73,924
USD vs. JPY, expiring 12/16/2015	JPMorgan Chase Bank	4,463,581	538,486,392	4,463,581	4,465,611	(2,030)
USD vs. KRW, expiring 11/2/2015-12/4/2015	JPMorgan Chase Bank	3,014,090	3,542,875,256	3,014,090	3,106,491	(92,401)
USD vs. KRW, expiring 11/19/2015-12/14/2015	JPMorgan Chase Bank	2,368,523	2,677,027,943	2,368,523	2,346,101	22,422
USD vs. MXN, expiring 12/14/2015-12/31/2015	JPMorgan Chase Bank	7,231,495	120,653,370	7,231,495	7,276,352	(44,857)
USD vs. MXN, expiring 12/16/2015	JPMorgan Chase Bank	914,000	15,090,224	914,000	910,680	3,320
USD vs. NOK, expiring 11/24/2015-12/31/2015	JPMorgan Chase Bank	5,177,516	42,476,880	5,177,516	4,995,513	182,003
USD vs. NZD, expiring 12/16/2015	JPMorgan Chase Bank	2,888,488	4,253,062	2,888,488	2,870,614	17,874
USD vs. NZD, expiring 12/16/2015-12/31/2015	JPMorgan Chase Bank	5,444,825	8,422,533	5,444,825	5,683,803	(238,978)
USD vs. RUB, expiring 11/2/2015-1/22/2016	JPMorgan Chase Bank	4,003,101	256,478,733	4,003,101	3,938,751	64,350
USD vs. RUB, expiring 1/22/2016	JPMorgan Chase Bank	233,750	15,438,000	233,750	235,942	(2,192)
USD vs. SEK, expiring 11/24/2015-12/16/2015	JPMorgan Chase Bank	5,482,641	45,641,064	5,482,641	5,347,657	134,984
USD vs. SGD, expiring 12/16/2015	JPMorgan Chase Bank	1,773,611	2,530,656	1,773,611	1,803,749	(30,138)
USD vs. SGD, expiring 12/16/2015	JPMorgan Chase Bank	915,000	1,275,397	915,000	909,051	5,949

See Accompanying Notes to the Consolidated Financial Statements.

64

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. TRY, expiring 12/16/2015	JPMorgan Chase Bank	2,366,540	7,354,613	$2,366,540	$2,490,428	$(123,888)
USD vs. TWD, expiring 11/6/2015-12/4/2015	JPMorgan Chase Bank	2,243,122	74,052,635	2,243,122	2,281,184	(38,062)
USD vs. TWD, expiring 11/13/2015-12/18/2015	JPMorgan Chase Bank	1,835,096	59,373,652	1,835,096	1,829,020	6,076
USD vs. ZAR, expiring 12/17/2015	JPMorgan Chase Bank	1,220,000	16,734,397	1,220,000	1,199,637	20,363
USD vs. ZAR, expiring 12/17/2015	JPMorgan Chase Bank	304,000	4,282,357	304,000	306,989	(2,989)
ZAR vs. USD, expiring 12/17/2015-12/31/2015	JPMorgan Chase Bank	26,528,328	1,953,465	1,901,387	1,953,465	(52,078)
ZAR vs. USD, expiring 12/17/2015	JPMorgan Chase Bank	4,874,079	343,843	349,408	343,843	5,565
						$3,821,414

See Accompanying Notes to the Consolidated Financial Statements.

65

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Non-Deliverable Bond Forward Contracts*

Counterparty	Currency	Notional Amount	Referenced Obligation	Settlement Date	Unrealized Gain/(Loss)
Bank of America Corp.	COP	8,154,600,000	7.750% 09/18/30	09/18/30	$71,285
Bank of America Corp.	COP	1,290,900,000	Titulos de Tesoreia, 10.000% 7/24/24	07/24/24	(5,605)
Bank of America Corp.	COP	4,694,700,000	Titulos de Tesoreia, 7.500% 08/26/26	08/26/26	1,298
					$66,978
*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

Currency Abbreviations:

AED	—	United Arab Dirham
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Renminbi
COP	—	Colombia Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
ILS	—	Israel New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Consolidated Financial Statements.

66

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Written Options:

Options written through the year ended October 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 1, 2014	2,895	$248,831
Options written	12,121	1,823,302
Options terminated in closing purchase transactions	(9,433)	(1,779,796)
Options expired	(5,304)	(263,790)
Options outstanding — October 31, 2015	279	$28,547

Written Swaptions:

Swaptions written through the year ended October 31, 2015 were as follows:

	Notional Amount (000)	Premiums Received
Swaptions outstanding — November 1, 2014	21,000	$197,599
Swaptions written	268,560	1,343,280
Swaptions terminated in closing purchase transactions	(161,000)	(628,174)
Swaptions outstanding — October 31, 2015	128,560	$912,705

See Accompanying Notes to the Consolidated Financial Statements.

67

ARDEN ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of October 31, 2015:

Argentina	(0.2%)
Australia	0.0 †
Austria	0.2
Belgium	(0.2)
Bermuda	(0.1)
Brazil	(0.2)
Canada	0.2
Cayman Islands	1.6
Chile	0.0 †
China	(0.2)
Colombia	0.0 †
Costa Rica	0.1
Croatia	0.0 †
Denmark	0.8
Dominican Republic	0.2
European Union	0.0 †
Finland	0.1
France	3.2
Germany	1.8
Greece	0.0 †
Hong Kong	(0.2)
India	(0.3)
Ireland	0.9
Israel	0.3
Italy	1.6
Japan	0.1
Jersey	0.3
Luxembourg	1.4
Mexico	0.2
Monaco	0.5
Multinational	0.3
Netherlands	0.2
Norway	(0.2)
Panama	0.0 †
Peru	(0.1)
Portugal	0.5
Puerto Rico	(0.1)
Russia	0.3
Singapore	(0.2)
South Africa	0.1
South Korea	0.0 †
Spain	0.4
Sweden	0.1
Switzerland	0.4
Taiwan	(0.2)
United Kingdom	2.8
United States	32.5
Venezuela	0.1
Other‡	51.0
100.0%
†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Financial Statements.

68

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS — 80.5%
Aerospace & Defense — 2.1%
Airbus Group SE	1,386	$96,568
B/E Aerospace, Inc.(a)	5,383	252,732
Boeing Co./The	147	21,766
Dassault Aviation S.A.	44	50,949
DigitalGlobe, Inc.*(a)	508	7,585
Hexcel Corp.(a)	6	278
Honeywell International, Inc.(a)	728	75,188
Northrop Grumman Corp.(a)	394	73,974
Orbital ATK, Inc.(a)	649	55,567
Raytheon Co.(a)(b)	335	39,329
Safran S.A.	1,035	78,657
Spirit AeroSystems Holdings, Inc., Class A*(a)	1,200	63,288
Teledyne Technologies, Inc.*(a)	80	7,138
Textron, Inc.(a)	800	33,736
Thales S.A.	1,579	114,477
TransDigm Group, Inc.*(a)	2,011	442,118
Triumph Group, Inc.	155	7,220
United Technologies Corp.(a)	714	70,265
		1,490,835
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.(a)	1,430	99,213
Expeditors International of Washington, Inc.	500	24,895
FedEx Corp.(a)	3,279	511,688
Park-Ohio Holdings Corp.	167	5,761
PostNL N.V.*	9,607	39,680
		681,237
Airlines — 0.4%
International Consolidated Airlines Group S.A.*	14,984	134,289
Ryanair Holdings plc (ADR)	1,053	82,334
United Continental Holdings, Inc.*(a)	826	49,816
		266,439
Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc.*	640	14,182
Continental AG	338	81,287
Dana Holding Corp.	1,500	25,200
Lear Corp.	200	25,012

	SHARES	VALUE

Auto Components (continued)
Modine Manufacturing Co.*	1,216	$10,178
Tenneco, Inc.*	400	22,636
Tower International, Inc.*(a)	1,822	50,050
		228,545
Automobiles — 0.3%
Fiat Chrysler Automobiles N.V.*	2,100	30,744
General Motors Co.	499	17,420
Peugeot S.A.*	3,348	58,998
Renault S.A.	846	79,755
		186,917
Banks — 2.6%
Banc of California, Inc.	1,434	18,699
Banco Latinoamericano de Comercio Exterior S.A., Class E	506	13,677
Banco Santander S.A.	7,209	40,430
Bank of Ireland*	243,989	89,881
BB&T Corp.(a)(b)	385	14,303
BNP Paribas S.A.	3,449	209,584
CIT Group, Inc.(b)	146	6,278
Comerica, Inc.(a)	1,689	73,303
Cullen/Frost Bankers, Inc.	300	20,532
East West Bancorp, Inc.	1,200	48,468
First Bancorp/Southern Pines NC	121	2,242
First Republic Bank/CA(a)	551	35,986
Horizon Bancorp/IN	359	9,370
HSBC Holdings plc (ADR)(a)(b)	1,345	52,549
ICICI Bank Ltd. (ADR)(a)	2,626	22,636
ING Groep N.V. (CVA)	9,584	139,484
Intesa Sanpaolo S.p.A.	21,075	73,419
KeyCorp(a)	4,792	59,517
Pacific Premier Bancorp, Inc.*	637	13,600
Permanent TSB Group Holdings plc*	1,039	5,050
Permanent TSB Group Holdings plc*	9,922	47,680
Seacoast Banking Corp of Florida*	20,202	312,727
Shawbrook Group plc*(d)	156	816
Signature Bank/NY*(a)	249	37,081
Societe Generale S.A.	1,714	79,746
State Bank Financial Corp.	5,194	111,151
SunTrust Banks, Inc.(a)	833	34,586
SVB Financial Group*(a)	100	12,207

See Accompanying Notes to the Consolidated Financial Statements.

69

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Banks (continued)
Univest Corp of Pennsylvania(a)	220	$4,332
Wells Fargo & Co.	4,684	253,592
Zions Bancorp.(a)	49	1,410
		1,844,336

Beverages — 2.7%
Anheuser-Busch InBev S.A./N.V. (ADR)	3,184	$379,947
Brown-Forman Corp., Class B(b)	2,812	298,578
Constellation Brands, Inc., Class A(a)	555	74,814
Diageo plc (ADR)(c)	1,553	178,719
Dr Pepper Snapple Group, Inc.(a)	1,070	95,626
Heineken N.V.	3,847	351,627
Molson Coors Brewing Co., Class B(a)	3,252	286,501
PepsiCo, Inc.(a)(c)	2,210	225,840
		1,891,652
Biotechnology — 1.1%
Achillion Pharmaceuticals, Inc.*(a)	2,859	22,357
AMAG Pharmaceuticals, Inc.*	636	25,440
Amgen, Inc.(a)	97	15,343
Biogen, Inc.*(a)	355	103,131
Celgene Corp.*(a)(b)	88	10,798
Incyte Corp.*	1,392	163,602
Insys Therapeutics, Inc.*	266	6,852
Isis Pharmaceuticals, Inc.*	600	28,890
Medivation, Inc.*(a)	1,603	67,422
MiMedx Group, Inc.*	1,102	8,023
Myriad Genetics, Inc.*	600	24,222
Neurocrine Biosciences, Inc.*(a)(b)	317	15,562
Regeneron Pharmaceuticals, Inc.*	133	74,133
United Therapeutics Corp.*(a)	722	105,867
Vertex Pharmaceuticals, Inc.*(a)	675	84,200
		755,842
Building Products — 0.7%
AO Smith Corp.(a)	1,000	76,820
Armstrong World Industries, Inc.*	1,000	49,620
Builders FirstSource, Inc.*	83	981

	SHARES	VALUE

Building Products (continued)
Continental Building Products, Inc.*	859	$15,093
Insteel Industries, Inc.	196	4,192
Lennox International, Inc.(a)	676	89,779
Masco Corp.(a)	2,615	75,835
Owens Corning(a)	3,173	144,467
		456,787
Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	100	18,026
American Capital Ltd.*	4,703	60,151
Ameriprise Financial, Inc.	26	2,999
Anima Holding S.p.A.(d)	5,724	56,177
Azimut Holding S.p.A.	3,293	79,267
Bank of New York Mellon Corp./The(c)	4,346	181,011
Charles Schwab Corp./ The(a)(c)	4,179	127,543
Deutsche Bank AG(a)	450	12,578
E*TRADE Financial Corp.*(a)	11,625	331,429
Evercore Partners, Inc., Class A(b)	174	9,396
Franklin Resources, Inc.(a)	1,553	63,300
Invesco Ltd.(a)	592	19,637
Janus Capital Group, Inc.	2,800	43,484
Legg Mason, Inc.(a)	1,083	48,464
Morgan Stanley(a)	441	14,540
Northern Trust Corp.(a)	578	40,685
NorthStar Asset Management Group, Inc.	314	4,594
Oppenheimer Holdings, Inc., Class A(a)	150	2,753
SEI Investments Co.(a)	7,172	371,653
UBS Group AG	6,822	136,516
Waddell & Reed Financial, Inc., Class A(a)	401	14,813
WisdomTree Investments, Inc.(a)	2,700	51,921
		1,690,937
Chemicals — 4.3%
Air Products & Chemicals, Inc.(a)	3,637	505,470
Airgas, Inc.(a)	539	51,830
Akzo Nobel N.V.	3,082	218,429
Ashland, Inc.	1,012	111,037
BASF SE	803	65,811
Cabot Corp.(a)	130	4,672
Eastman Chemical Co.	400	28,868

See Accompanying Notes to the Consolidated Financial Statements.

70

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Chemicals (continued)
Ecolab, Inc.(a)(c)	2,023	$243,468
Gulf Resources, Inc.*	846	1,447
LyondellBasell Industries N.V., Class A	500	46,455
Monsanto Co.(a)	800	74,576
OMNOVA Solutions, Inc.*	777	5,579
Potash Corp of Saskatchewan, Inc.(a)	2,825	57,150
Praxair, Inc.(a)	665	73,875
Sherwin-Williams Co./The(a)	2,530	675,080
W.R. Grace & Co.*	8,263	828,779
		2,992,526
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	2,041	12,695
Cintas Corp.(a)(b)	801	74,565
Elanders AB, Class B	9,178	61,233
Herman Miller, Inc.	493	15,643
ISS A/S	2,061	72,536
KAR Auction Services, Inc.(a)	1,101	42,278
Multi-Color Corp.	162	12,610
Pitney Bowes, Inc.(a)(b)	568	11,729
R.R. Donnelley & Sons Co.(a)	1,577	26,604
Tyco International plc(a)	2,004	73,026
West Corp.(a)	511	12,167
		415,086
Communications Equipment — 0.9%
Arista Networks, Inc.*	400	25,804
Bel Fuse, Inc., Class B	475	8,564
Brocade Communications Systems, Inc.	3,100	32,302
Ciena Corp.*(a)	6,337	152,975
CommScope Holding Co., Inc.*	1,200	38,916
Extreme Networks, Inc.*	3,412	12,249
F5 Networks, Inc.*	200	22,040
Harris Corp.	400	31,652
Infinera Corp.*	3,800	75,088
Juniper Networks, Inc.(a)	2,404	75,462
Nokia OYJ	13,704	102,021
Palo Alto Networks, Inc.*(a)	200	32,200
Polycom, Inc.*(a)	953	13,132
Ruckus Wireless, Inc.*	637	7,186
		629,591
Construction & Engineering — 0.7%
AECOM*	757	22,309
Chicago Bridge & Iron Co. N.V.	700	31,409
Comfort Systems USA, Inc.(a)	324	10,345
	SHARES	VALUE

Construction & Engineering (continued)
Dycom Industries, Inc.*(a)	929	$70,688
EMCOR Group, Inc.	453	21,871
KBR, Inc.(a)	1,282	23,640
Maire Tecnimont S.p.A.*	19,409	56,047
PER Aarsleff A/S, Class B	265	89,084
Tutor Perini Corp.*(a)	402	6,745
Vinci S.A.	2,121	143,160
		475,298
Construction Materials — 1.3%
Eagle Materials, Inc.(a)(b)	1,688	111,459
Martin Marietta Materials, Inc.(b)	3,345	518,977
Summit Materials, Inc., Class A*(a)	9,547	201,060
Vulcan Materials Co.(a)	956	92,330
		923,826
Consumer Finance — 0.5%
Ally Financial, Inc.*	1,243	24,761
American Express Co.(a)	1,010	73,993
Capital One Financial Corp.(a)	688	54,283
Consumer Portfolio Services, Inc.*	3,392	18,385
Discover Financial Services(a)	1,317	74,042
Encore Capital Group, Inc.*	963	39,194
Ezcorp, Inc., Class A*	1,370	9,124
JG Wentworth Co./The, Class A*	6,798	34,806
Nelnet, Inc., Class A	284	10,161
Regional Management Corp.*	662	10,797
		349,546
Containers & Packaging — 0.2%
Avery Dennison Corp.(a)	181	11,760
Berry Plastics Group, Inc.*	1,300	43,550
Graphic Packaging Holding Co.	1,900	26,904
Owens-Illinois, Inc.*(a)	608	13,102
Packaging Corp of America(a)	8	548
Sealed Air Corp.(a)	500	24,560
		120,424
Distributors — 0.1%
LKQ Corp.*	1,000	29,610
Pool Corp.(a)	212	17,286
		46,896
Diversified Consumer Services — 0.5%
H&R Block, Inc.(a)	6,221	231,795
Liberty Tax, Inc.	138	3,186

See Accompanying Notes to the Consolidated Financial Statements.

71

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Diversified Consumer Services (continued)
Service Corp. International(a)	1,900	$53,694
Sotheby’s(a)	900	31,185
		319,860
Diversified Financial Services — 1.0%
CBOE Holdings, Inc.(a)	872	58,459
GAIN Capital Holdings, Inc.	870	6,481
Intercontinental Exchange, Inc.	149	37,608
Leucadia National Corp.(a)	559	11,185
McGraw Hill Financial, Inc.(a)	431	39,928
Moody’s Corp.	5,325	512,052
MSCI, Inc.(a)	734	49,178
Nasdaq, Inc.(a)	155	8,973
		723,864
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	447	14,979
CenturyLink, Inc.(a)	2,648	74,700
Frontier Communications Corp.	5,000	25,700
Level 3 Communications, Inc.*(a)(b)	1,054	53,701
Orange S.A.	7,072	124,700
Swisscom AG	259	133,634
		427,414
Electric Utilities — 0.7%
American Electric Power Co., Inc.(a)	1,334	75,571
Enel S.p.A.	24,367	112,433
Entergy Corp.	639	43,554
Exelon Corp.(a)	3,318	92,639
FirstEnergy Corp.(a)	3,733	116,470
OGE Energy Corp.(a)	303	8,638
Pinnacle West Capital Corp.(a)	1,108	70,369
		519,674
Electrical Equipment — 0.8%
AMETEK, Inc.	900	49,338
Emerson Electric Co.(a)(b)	1,184	55,920
EnerSys	168	10,246
Gamesa Corp. Tecnologica S.A.	5,217	82,525
Hubbell, Inc., Class B	541	52,396
Nordex SE*	3,490	114,136
OSRAM Licht AG	1,386	81,555
PowerSecure International, Inc.*(a)	1,720	21,431
Vestas Wind Systems A/S	1,991	116,043
		583,590
	SHARES	VALUE

Electronic Equipment, Instruments & Components — 0.6%
Austria Technologie & Systemtechnik AG	4,517	$77,189
Avnet, Inc.(a)	540	24,532
FLIR Systems, Inc.(a)	268	7,148
Ingram Micro, Inc., Class A(a)	1,122	33,413
Jabil Circuit, Inc.(a)	1,539	35,366
Methode Electronics, Inc.	1,041	34,696
Orbotech Ltd.*(a)	940	15,557
Planar Systems, Inc.*	2,773	17,276
SuperCom Ltd.*	593	4,691
SYNNEX Corp.(a)	178	15,742
TE Connectivity Ltd.(a)	1,171	75,459
Tech Data Corp.*(a)	611	44,475
Zebra Technologies Corp., Class A*(a)	400	30,760
		416,304
Energy Equipment & Services — 1.0%
Atwood Oceanics, Inc.(b)	2,296	37,999
Core Laboratories N.V.	200	23,266
FMC Technologies, Inc.*(a)	3,140	106,226
Halliburton Co.(a)	1,511	57,992
Helmerich & Payne, Inc.	271	15,249
National Oilwell Varco, Inc.(a)	2,058	77,463
Noble Corp. plc(a)	5,183	69,815
Oceaneering International, Inc.(a)	1,429	60,047
Oil States International, Inc.*(a)	1,512	45,375
Patterson-UTI Energy, Inc.	4,400	65,516
Profire Energy, Inc.*(a)	1,656	1,739
Superior Energy Services, Inc.	1,800	25,488
Tecnicas Reunidas S.A.	2,678	119,473
Tenaris S.A. (ADR)	20	505
		706,153
Food & Staples Retailing — 1.6%
Cia Brasileira de Distribuicao (ADR)(a)	557	7,314
Costco Wholesale Corp.(a)(b)	4,756	752,019
Koninklijke Ahold N.V.	5,382	109,607
Kroger Co./The(a)(b)	1,958	74,012
Performance Food Group Co.*	642	14,618
SpartanNash Co.	204	5,692
SUPERVALU, Inc.*	1,486	9,763
Sysco Corp.(a)	1,740	71,775
United Natural Foods, Inc.*	209	10,544
Walgreens Boots Alliance, Inc.(a)	300	25,404

See Accompanying Notes to the Consolidated Financial Statements.

72

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.(a)	836	$47,853
Whole Foods Market, Inc.	346	10,366
		1,138,967
Food Products — 4.4%
Calavo Growers, Inc.	5,906	303,627
Campbell Soup Co.(a)(b)	1,453	73,798
Chocoladefabriken Lindt & Spruengli AG*	8	593,454
Darling Ingredients, Inc.*(a)	780	7,894
General Mills, Inc.	190	11,041
Hain Celestial Group, Inc./The*	1,400	69,790
Hershey Co./The(a)(b)	795	70,509
JM Smucker Co./The(a)	290	34,043
Kellogg Co.(a)	749	52,820
Keurig Green Mountain, Inc.(a)	403	20,452
Kraft Heinz Co./The(a)	10,087	786,483
Lancaster Colony Corp.	985	112,014
Mead Johnson Nutrition Co.(a)	1,074	88,068
Mondelez International, Inc., Class A(c)	7,946	366,787
Pilgrim’s Pride Corp.(a)	3,100	58,869
Pinnacle Foods, Inc.(a)	848	37,380
Snyder’s-Lance, Inc.	8,018	284,960
Suedzucker AG	4,142	77,385
		3,049,374
Gas Utilities — 0.0%†
Questar Corp.(a)	889	18,358
Health Care Equipment & Supplies — 3.1%
ABIOMED, Inc.*(a)	760	55,982
Alere, Inc.*	364	16,788
Align Technology, Inc.*	800	52,368
Baxter International, Inc.(a)	11,070	413,907
Becton Dickinson and Co.(b)	3,720	530,174
Boston Scientific Corp.*(b)	4,051	74,052
Cynosure, Inc., Class A*	307	11,555
DENTSPLY International, Inc.(a)(b)	827	50,323
DexCom, Inc.*(a)	820	68,322
Edwards Lifesciences Corp.*(a)(b)	483	75,903
Greatbatch, Inc.*	231	12,347
Guerbet	1,481	100,484
Hill-Rom Holdings, Inc.(a)	234	12,329
Hologic, Inc.*(a)	899	34,935

	SHARES	VALUE

Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.*(a)(b)	6,629	$454,882
Intuitive Surgical, Inc.*(a)	84	41,714
Medtronic plc	1,117	82,569
NuVasive, Inc.*(a)	585	27,589
RTI Surgical, Inc.*	2,083	8,759
STERIS Corp.	238	17,838
Syneron Medical Ltd.*	459	3,723
TearLab Corp.*	6,847	13,352
		2,159,895
Health Care Providers & Services — 1.4%
Aetna, Inc.(a)	652	74,836
Air Methods Corp.*(a)	359	14,694
AmerisourceBergen Corp.(a)(b)	1,074	103,652
AMN Healthcare Services, Inc.*	2,600	73,762
Anthem, Inc.(a)	100	13,915
BioTelemetry, Inc.*	1,065	13,866
Cardinal Health, Inc.(a)	550	45,210
DaVita HealthCare Partners, Inc.*	469	36,352
Fresenius SE & Co. KGaA	1,326	97,330
HCA Holdings, Inc.*	240	16,510
InfuSystems Holdings, Inc.*	787	2,141
Landauer, Inc.	42	1,659
McKesson Corp.(a)	795	142,146
MEDNAX, Inc.*(a)	1,052	74,134
Patterson Cos., Inc.	285	13,509
Quest Diagnostics, Inc.	1,027	69,785
Tenet Healthcare Corp.*(a)(b)	589	18,477
UnitedHealth Group, Inc.(a)	347	40,870
Universal Health Services, Inc., Class B(a)	590	72,033
WellCare Health Plans, Inc.*(a)	560	49,616
		974,497
Health Care Technology — 0.1%
athenahealth, Inc.*(a)	325	49,546
Connecture, Inc.*	464	2,738
		52,284
Hotels, Restaurants & Leisure — 4.4%
Aramark	8,253	250,479
Bloomin’ Brands, Inc.	1,500	25,455
Brinker International, Inc.(a)	1,183	53,838
Buffalo Wild Wings, Inc.*(a)(b)	3,414	526,678
Carnival Corp.(a)	2,186	118,219

See Accompanying Notes to the Consolidated Financial Statements.

73

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Century Casinos, Inc.*	866	$5,889
Cheesecake Factory, Inc./The(a)	219	10,556
Chipotle Mexican Grill, Inc.*(a)	40	25,609
Cracker Barrel Old Country Store, Inc.	322	44,262
Darden Restaurants, Inc.(a)(b)	926	57,310
Del Frisco’s Restaurant Group, Inc.*	873	11,759
Del Taco Restaurants, Inc.*	1,157	13,572
Domino’s Pizza, Inc.(b)	4,143	441,934
Dunkin’ Brands Group, Inc.	700	28,987
Jack in the Box, Inc.	400	29,812
Marriott Vacations Worldwide Corp.	51	3,284
McDonald’s Corp.(a)(c)	2,063	231,572
MGM Resorts International*(a)	3,289	76,272
Norwegian Cruise Line Holdings Ltd.*(a)	500	31,810
Panera Bread Co., Class A*	46	8,159
RCI Hospitality Holdings, Inc.*	1,992	19,800
Red Robin Gourmet Burgers, Inc.*(a)	22	1,648
Royal Caribbean Cruises Ltd.(a)	639	62,846
SeaWorld Entertainment, Inc.	5,606	111,728
Six Flags Entertainment Corp.(a)	1,427	74,261
Sonic Corp.(a)	18,851	538,007
Speedway Motorsports, Inc.	230	4,248
Starbucks Corp.(a)	822	51,433
Starwood Hotels & Resorts Worldwide, Inc.(a)	2,659	212,374
Texas Roadhouse, Inc.	430	14,770
		3,086,571
Household Durables — 1.2%
Cairn Homes plc*	75,443	83,791
Century Communities, Inc.*	220	4,198
Harman International Industries, Inc.	566	62,237
Helen of Troy Ltd.*(a)	40	3,968
Jarden Corp.*	900	40,320
Leggett & Platt, Inc.(a)	15	676
Maisons France Confort S.A.	1,415	61,820
Mohawk Industries, Inc.*(a)	689	134,700
Newell Rubbermaid, Inc.(a)	1,715	72,767
	SHARES	VALUE

Household Durables (continued)
PulteGroup, Inc.(a)	1,300	$23,829
SEB S.A.	853	86,746
Sony Corp. (ADR)(a)	7,063	200,589
Tempur Sealy International, Inc.*(a)	85	6,616
Whirlpool Corp.(a)	162	25,943
William Lyon Homes, Class A*(a)	702	14,981
		823,181
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.*(a)	3,896	60,427
Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	628	54,636
Danaher Corp.(a)(b)	4,152	387,423
General Electric Co.(a)(c)	8,384	242,465
Roper Technologies, Inc.	119	22,176
Siemens AG	808	81,299
		787,999
Insurance — 1.5%
Aflac, Inc.(a)(b)	960	61,200
Allianz SE	388	67,989
Allied World Assurance Co. Holdings AG(a)	328	11,926
Allstate Corp./The(a)	1,594	98,637
American Financial Group, Inc.(a)	64	4,620
Arthur J Gallagher & Co.(a)	265	11,588
AXA S.A.	6,298	168,465
Cincinnati Financial Corp.(a)(b)	809	48,726
Endurance Specialty Holdings Ltd.(a)	352	22,222
Hartford Financial Services Group, Inc./The(a)	1,204	55,697
Lincoln National Corp.(a)	855	45,751
Maiden Holdings Ltd.	272	4,230
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	452	90,213
National Western Life Group, Inc., Class A	54	13,931
Old Republic International Corp.	5,695	102,738
Principal Financial Group, Inc.(a)	700	35,112
Progressive Corp./The(a)	1,408	46,647

See Accompanying Notes to the Consolidated Financial Statements.

74

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Insurance (continued)
RenaissanceRe Holdings Ltd.(a)	91	$9,976
Travelers Cos., Inc./The(a)	177	19,982
Unum Group(a)	1,115	38,635
Validus Holdings Ltd.(a)	330	14,619
XL Group plc(a)	1,580	60,166
		1,033,070
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*(a)	119	74,482
Ctrip.com International Ltd. (ADR)*(a)	1,653	153,679
Expedia, Inc.(a)	590	80,417
HomeAway, Inc.*(a)	246	7,764
Liberty Interactive Corp. QVC Group, Class A*	1	27
Netflix, Inc.*	713	77,275
Priceline Group, Inc./The*(a)	20	29,085
Wayfair, Inc., Class A*(a)	9,956	420,840
		843,569
Internet Software & Services — 1.2%
58.com, Inc. (ADR)*	300	15,747
Akamai Technologies, Inc.*	490	29,802
Alphabet, Inc., Class A*(a)(c)	447	329,613
Cornerstone OnDemand, Inc.*(a)	558	17,577
DHI Group, Inc.*	399	3,611
eBay, Inc.*(a)	446	12,443
IAC/InterActiveCorp(a)	1,117	74,850
LinkedIn Corp., Class A*(a)	345	83,100
LogMeIn, Inc.*(a)	18	1,213
MercadoLibre, Inc.	500	49,185
NetEase, Inc. (ADR)(a)	300	43,359
Pandora Media, Inc.*(a)	3,029	34,864
Perion Network Ltd.*(a)	3,261	6,881
Rightside Group Ltd.*	364	2,930
Scout24 AG*(c)(d)	2,739	91,864
SINA Corp.*	500	23,820
Yahoo!, Inc.*(a)	666	23,723
		844,582
IT Services — 3.1%
Accenture plc, Class A	138	14,794
Acxiom Corp.*(a)	612	13,537
Amdocs Ltd.(a)	7,204	429,142
Broadridge Financial Solutions, Inc.(a)	743	44,268
Cognizant Technology Solutions Corp., Class A*(a)	1,814	123,551
	SHARES	VALUE

IT Services (continued)
CoreLogic, Inc.*(a)	150	$5,847
Datalink Corp.*	679	4,957
Euronet Worldwide, Inc.*(a)	494	39,639
Everi Holdings, Inc.*	8,338	39,022
Fidelity National Information Services, Inc.(a)	1,030	75,108
FleetCor Technologies, Inc.*	400	57,944
Global Payments, Inc.(a)	649	88,530
Leidos Holdings, Inc.(a)	528	27,757
MasterCard, Inc., Class A(c)	5,686	562,857
Net 1 UEPS Technologies, Inc.*	222	3,781
PayPal Holdings, Inc.*(a)(c)	8,917	321,101
Planet Payment, Inc.*	672	2,016
Sabre Corp.(a)	900	26,388
Sopra Steria Group	589	67,036
Total System Services, Inc.(a)	940	49,303
Vantiv, Inc., Class A*(a)	1,472	73,821
VeriFone Systems, Inc.*(a)	1,257	37,886
Visa, Inc., Class A(a)	500	38,790
WEX, Inc.*	94	8,451
Xerox Corp.(a)	2,138	20,076
		2,175,602
Leisure Products — 0.5%
Brunswick Corp.(a)	377	20,286
Mattel, Inc.(a)	1,529	37,583
Performance Sports Group Ltd.*	14,385	165,140
Polaris Industries, Inc.(a)	1,064	119,530
Smith & Wesson Holding Corp.*(a)	258	4,608
Summer Infant, Inc.*	1,866	3,228
		350,375

Life Sciences Tools & Services — 1.0%
Cambrex Corp.*	226	10,389
Charles River Laboratories International, Inc.*(a)	659	42,993
Illumina, Inc.*	200	28,656
Lonza Group AG*	486	71,392
Quintiles Transnational Holdings, Inc.*	400	25,460
Thermo Fisher Scientific, Inc.(a)(c)	3,789	495,525
WuXi PharmaTech Cayman, Inc. (ADR)*(a)	778	34,777
		709,192

See Accompanying Notes to the Consolidated Financial Statements.

75

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Machinery — 0.5%
Actuant Corp., Class A(a)	16	$365
Allison Transmission Holdings, Inc.(a)	1,566	44,944
Colfax Corp.*(a)	1,628	43,891
Dover Corp.(a)(b)	929	59,855
Federal Signal Corp.	392	5,904
Flowserve Corp.(a)	345	15,994
IDEX Corp.	195	14,968
Illinois Tool Works, Inc.	558	51,303
ITT Corp.	425	16,822
Joy Global, Inc.	1,500	25,770
Proto Labs, Inc.*	400	25,936
Timken Co./The(a)	427	13,493
Toro Co./The(a)(b)	215	16,183
WABCO Holdings, Inc.*(a)	300	33,669
		369,097
Marine — 0.1%
Kirby Corp.*(a)	851	55,562
Safe Bulkers, Inc.	1,175	3,619
		59,181
Media — 2.6%
AMC Networks, Inc., Class A*	400	29,556
Cablevision Systems Corp., Class A	1,478	48,168
CBS Corp., Class B(a)	1,266	58,894
Comcast Corp., Class A	147	9,205
Cumulus Media, Inc., Class A*	5,432	2,494
DISH Network Corp., Class A*(a)	3,894	245,205
DreamWorks Animation SKG, Inc., Class A*(a)	271	5,485
Eros International plc*	1,400	15,638
Global Eagle Entertainment, Inc.*	888	11,828
Grupo Televisa SAB (ADR)(a)	50	1,457
Interpublic Group of Cos., Inc./The	1,602	36,734
Liberty Global plc*(a)	3,197	136,320
Liberty Global plc LiLAC, Class A*(a)(b)	664	25,644
Liberty Global plc LiLAC, Class C*(a)	159	6,147
Liberty Global plc, Class A*(a)	2,709	120,605
Lions Gate Entertainment Corp.(a)	302	11,769
Omnicom Group, Inc.(a)	182	13,636

	SHARES	VALUE

Media (continued)
Stroeer SE	1,362	$85,954
Time Warner Cable, Inc.(a)	1,535	290,729
Time Warner, Inc.(a)	500	37,670
Time, Inc.(a)	389	7,228
Twenty-First Century Fox, Inc., Class B(c)	3,698	114,194
Walt Disney Co./The(b)	4,395	499,887
		1,814,447
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd.	1,900	53,751
AngloGold Ashanti Ltd. (ADR)*	6,800	57,392
APERAM S.A.*	1,372	42,388
Barrick Gold Corp.(a)	1,376	10,581
Carpenter Technology Corp.(a)	72	2,398
Franco-Nevada Corp.(a)	634	32,138
Goldcorp, Inc.(a)	2,126	27,255
Newmont Mining Corp.	3,916	76,205
Nucor Corp.(a)	150	6,345
POSCO (ADR)(a)	50	2,002
Reliance Steel & Aluminum Co.(a)	203	12,172
Royal Gold, Inc.(a)	1,060	50,710
Steel Dynamics, Inc.(a)	181	3,343
		376,680
Multiline Retail — 0.3%
Dillard’s, Inc., Class A	160	14,317
Dollar General Corp.	755	51,166
Dollar Tree, Inc.*	400	26,196
J.C. Penney Co., Inc.*(a)	1,646	15,094
Kohl’s Corp.(a)	255	11,761
Macy’s, Inc.(a)	2,003	102,113
Nordstrom, Inc.(a)	129	8,412
		229,059
Multi-Utilities — 0.7%
Ameren Corp.(a)	1,685	73,601
CenterPoint Energy, Inc.	1,700	31,535
Consolidated Edison, Inc.(a)(b)	1,015	66,736
DTE Energy Co.(a)	703	57,358
E.ON SE	3,978	41,981
MDU Resources Group, Inc.(a)	188	3,546
PG&E Corp.(a)	1,432	76,469
RWE AG	2,959	41,178
Veolia Environnement S.A.	4,049	94,281

See Accompanying Notes to the Consolidated Financial Statements.

76

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Multi-Utilities (continued)
WEC Energy Group, Inc.(a)	654	$33,720
		520,405
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.(a)	806	53,905
Apache Corp.(a)	1,610	75,879
Cabot Oil & Gas Corp.(a)	862	18,714
Carrizo Oil & Gas, Inc.*	2,200	82,786
Cimarex Energy Co.	600	70,836
Cobalt International Energy, Inc.*(a)(b)	2,479	19,014
Concho Resources, Inc.*(a)	846	98,060
Cosan Ltd., Class A	779	2,727
Delek US Holdings, Inc.	2,500	68,000
Denbury Resources, Inc.	7,400	26,196
Diamondback Energy, Inc.	400	29,536
EQT Corp.(a)	1,028	67,920
Exxon Mobil Corp.	300	24,822
Gran Tierra Energy, Inc.*	7,274	17,458
Gulfport Energy Corp.*(a)	437	13,315
Hess Corp.(a)	1,197	67,283
HollyFrontier Corp.(a)	1,521	74,483
Kinder Morgan, Inc.(a)	1,549	42,365
Marathon Oil Corp.(a)	2,950	54,221
Marathon Petroleum Corp.	1,100	56,980
Murphy Oil Corp.(a)	2,527	71,843
Navigator Holdings Ltd.*	333	4,772
Navios Maritime Acquisition Corp.	1,117	3,999
Newfield Exploration Co.*(a)	500	20,095
Noble Energy, Inc.(a)(b)	2,136	76,554
Occidental Petroleum Corp.(a)	1,011	75,360
ONEOK, Inc.(a)	1,937	65,703
Pacific Ethanol, Inc.*(a)	292	1,755
Parsley Energy, Inc., Class A*(a)	4,000	70,920
PDC Energy, Inc.*(a)	1,841	111,086
Phillips 66(a)	555	49,423
QEP Resources, Inc.(a)	2,846	43,999
Range Resources Corp.(a)	2,530	77,013
Royal Dutch Shell plc, Class A	3,437	90,065
RSP Permian, Inc.*(a)	3,000	82,260
Saras S.p.A.*	27,520	54,321
SM Energy Co.(a)	537	17,909
Southwestern Energy Co.*(a)	4,652	51,358
Spectra Energy Corp.(a)	2,331	66,597
Targa Resources Corp.(a)	402	22,974
Teekay Corp.(a)	173	5,559
	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Tesoro Corp.(a)	200	$21,386
TOTAL S.A.	3,856	187,186
Tsakos Energy Navigation Ltd.*	697	6,252
Valero Energy Corp.(a)	900	59,328
Western Refining, Inc.	600	24,972
		2,327,189
Paper & Forest Products — 0.1%
Domtar Corp.(b)	188	7,753
International Paper Co.(a)	364	15,539
UPM-Kymmene OYJ	3,908	73,271
		96,563
Personal Products — 0.3%
Herbalife Ltd.*	800	44,832
Unilever N.V. (CVA)	3,300	149,218
		194,050
Pharmaceuticals — 4.6%
AbbVie, Inc.	900	53,595
Allergan plc*(a)	3,403	1,049,724
ANI Pharmaceuticals, Inc.*	214	8,954
Bristol-Myers Squibb Co.(a)	1,485	97,936
Depomed, Inc.*	256	4,480
Eli Lilly & Co.(a)	914	74,555
GlaxoSmithKline plc (ADR)(a)	1,722	74,149
Ipsen S.A.	4,652	293,736
Johnson & Johnson	371	37,482
Lannett Co., Inc.*	1,077	48,217
Merck & Co., Inc.(a)(b)	1,646	89,970
Mylan N.V.*(a)	2,908	128,214
Novartis AG (ADR)	424	38,342
Novo Nordisk A/S (ADR)(a)	1,318	70,091
Novo Nordisk A/S, Class B	3,349	177,910
Perrigo Co. plc(a)	1,323	208,690
Pfizer, Inc.(a)	2,157	72,950
Phibro Animal Health Corp., Class A	695	23,185
Sagent Pharmaceuticals, Inc.*	430	7,228
Sanofi	1,456	147,060
Shire plc (ADR)(a)	331	75,154
Sucampo Pharmaceuticals, Inc., Class A*	853	16,514
Teva Pharmaceutical Industries Ltd. (ADR)(a)	308	18,231
Valeant Pharmaceuticals International, Inc.*(a)	300	28,131
Zoetis, Inc.(a)	8,420	362,144
		3,206,642

See Accompanying Notes to the Consolidated Financial Statements.

77

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Professional Services — 0.4%
Adecco S.A.*	1,116	$83,097
Equifax, Inc.(a)	703	74,919
IHS, Inc., Class A*(a)	41	4,901
Robert Half International, Inc.(a)	1,100	57,926
Towers Watson & Co., Class A(a)(b)	59	7,290
Verisk Analytics, Inc., Class A*(a)	1,067	76,408
		304,541
Real Estate Investment Trusts (REITs) — 0.3%
Bluerock Residential Growth REIT, Inc.	272	3,188
Cherry Hill Mortgage Investment Corp.	954	14,024
Communications Sales & Leasing, Inc.	674	13,541
New Residential Investment Corp.	939	11,390
New Senior Investment Group, Inc.	4,094	41,022
Newcastle Investment Corp.	1,010	4,969
NexPoint Residential Trust, Inc.	195	2,570
Pebblebrook Hotel Trust(a)	800	27,344
Plum Creek Timber Co., Inc.	600	24,444
Preferred Apartment Communities, Inc., Class A(a)	1,138	12,461
RAIT Financial Trust	3,618	17,547
Starwood Property Trust, Inc.	400	8,036
Sunstone Hotel Investors, Inc.	1,500	21,690
		202,226
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A*(a)	195	7,270
Deutsche Wohnen AG	3,203	90,361
Forest City Enterprises, Inc., Class A*(a)	991	21,901
Jones Lang LaSalle, Inc.	200	33,342
Realogy Holdings Corp.*(a)	641	25,063
		177,937
Road & Rail — 1.5%
CSX Corp.(a)	9,023	243,530
Hertz Global Holdings, Inc.*(a)	3,848	75,036
Kansas City Southern(a)	767	63,477
Nobina AB*(d)	11,952	47,844
Ryder System, Inc.	101	7,250

	SHARES	VALUE

Road & Rail (continued)
Swift Transportation Co.*	957	$14,958
Union Pacific Corp.(a)	6,748	602,934
		1,055,029
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	500	30,060
Broadcom Corp., Class A(a)	5,408	277,971
Cavium, Inc.*(a)	1,584	112,385
Cirrus Logic, Inc.*	1,100	33,913
Cree, Inc.*(b)	31	781
Cypress Semiconductor Corp.*(a)	2,910	30,672
First Solar, Inc.*(a)	1,470	83,893
Integrated Device Technology, Inc.*	4,200	107,100
Intel Corp.(a)	1,447	48,996
Lam Research Corp.	400	30,636
Linear Technology Corp.(a)	2,496	110,872
Maxim Integrated Products, Inc.(a)	2,610	106,958
NVIDIA Corp.(a)	2,709	76,854
NXP Semiconductors N.V.*(a)	2,098	164,378
ON Semiconductor Corp.*(a)	2,800	30,800
Sequans Communications S.A. (ADR)*	3,751	6,977
Skyworks Solutions, Inc.(a)	800	61,792
Synaptics, Inc.*	55	4,680
Teradyne, Inc.(a)	1,500	29,280
Tessera Technologies, Inc.(a)	454	15,876
Texas Instruments, Inc.	538	30,515
Xilinx, Inc.(a)	1,523	72,525
		1,467,914
Software — 1.8%
Activision Blizzard, Inc.(a)	249	8,655
Adobe Systems, Inc.*(a)	1,151	102,048
Attunity Ltd.*	343	4,303
Autodesk, Inc.*(a)	1,351	74,562
Check Point Software Technologies Ltd.*(a)	758	64,385
Citrix Systems, Inc.*(a)	917	75,286
CommVault Systems, Inc.*(a)	669	27,108
CyberArk Software Ltd.*	500	24,820
Ellie Mae, Inc.*	300	21,894
FactSet Research Systems, Inc.	69	12,083
Fortinet, Inc.*	900	30,924
Guidewire Software, Inc.*(a)	263	15,314
Manhattan Associates, Inc.*	400	29,140

See Accompanying Notes to the Consolidated Financial Statements.

78

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Software (continued)
Microsoft Corp.(a)	669	$35,216
NetSuite, Inc.*(a)	268	22,799
Open Text Corp.(a)	107	4,965
Proofpoint, Inc.*(a)	400	28,176
Qlik Technologies, Inc.*(a)(b)	4,048	126,986
Red Hat, Inc.*(a)	1,451	114,789
salesforce.com, inc.*(a)	959	74,524
ServiceNow, Inc.*(a)	919	75,036
Splunk, Inc.*(a)	1,339	75,198
SS&C Technologies Holdings, Inc.(a)	400	29,660
Take-Two Interactive Software, Inc.*(a)	514	17,065
TiVo, Inc.*(a)	839	7,618
Tyler Technologies, Inc.*(a)	363	61,841
Ultimate Software Group, Inc./The*(a)	90	18,391
Workday, Inc., Class A*(a)	951	75,100
		1,257,886
Specialty Retail — 3.9%
Aaron’s, Inc.(a)	777	19,169
Abercrombie & Fitch Co., Class A(a)	1,287	27,271
Advance Auto Parts, Inc.(a)	379	75,205
Ascena Retail Group, Inc.*	1,900	25,308
AutoNation, Inc.*	183	11,564
AutoZone, Inc.*	745	584,385
Bed Bath & Beyond, Inc.*(a)	254	15,146
Best Buy Co., Inc.(a)	2,120	74,264
Dick’s Sporting Goods, Inc.(a)	1,204	53,638
DSW, Inc., Class A(a)	1,732	43,196
Express, Inc.*(a)	1,472	28,410
Five Below, Inc.*(a)	883	30,322
Foot Locker, Inc.(a)	867	58,739
GNC Holdings, Inc., Class A(a)	3,209	95,468
Groupe Fnac S.A.*	1,489	96,589
Home Depot, Inc./The(b)	5,784	715,134
L Brands, Inc.(a)	791	75,920
Lithia Motors, Inc., Class A	300	35,217
Lowe’s Cos., Inc.	700	51,681
O’Reilly Automotive, Inc.*(a)(b)	1,345	371,570
Pier 1 Imports, Inc.(a)	5,218	38,717
Sally Beauty Holdings, Inc.*	361	8,487
Select Comfort Corp.*(a)	274	5,809
Signet Jewelers Ltd.(a)	498	75,168
Sonic Automotive, Inc., Class A	707	17,633
Tile Shop Holdings, Inc.*(a)	1,017	14,757
	SHARES	VALUE

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	236	$41,054
Urban Outfitters, Inc.*(a)	900	25,740
		2,715,561
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	378	45,171
Logitech International S.A.	5,038	74,159
NetApp, Inc.(a)	1,795	61,030
Quantum Corp.*	22,378	18,798
S&T AG	14,647	76,989
USA Technologies, Inc.*(a)	1,822	5,175
Western Digital Corp.(a)	1,071	71,564
		352,886
Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.(a)	128	3,994
Fossil Group, Inc.*(a)	1,181	64,258
Kate Spade & Co.*	500	8,985
lululemon athletica, Inc.*	1,300	63,921
Michael Kors Holdings Ltd.*(a)	1,861	71,909
NIKE, Inc., Class B(a)(b)	4,465	585,049
Pandora A/S	904	104,297
Ralph Lauren Corp.	567	62,807
Rocky Brands, Inc.	871	11,105
Skechers U.S.A., Inc., Class A*	1,700	53,040
		1,029,365
Thrifts & Mortgage Finance — 0.7%
BofI Holding, Inc.*	600	48,006
Federal Agricultural Mortgage Corp., Class C	720	21,139
HomeStreet, Inc.*	196	4,102
LendingTree, Inc.*	200	24,272
Meta Financial Group, Inc.	83	3,576
MGIC Investment Corp.*(b)	34,845	327,543
Nationstar Mortgage Holdings, Inc.*	726	9,634
Ocwen Financial Corp.*	599	4,187
Stonegate Mortgage Corp.*	1,524	8,733
		451,192
Trading Companies & Distributors — 0.4%
AerCap Holdings N.V.*(a)	2,234	92,711
HD Supply Holdings, Inc.*	1,639	48,826
MSC Industrial Direct Co., Inc., Class A(a)	644	40,424
Watsco, Inc.	200	24,606
WESCO International, Inc.*(a)	219	10,715

See Accompanying Notes to the Consolidated Financial Statements.

79

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Trading Companies & Distributors (continued)
WW Grainger, Inc.(a)(b)	313	$65,730
		283,012
Transportation Infrastructure — 0.2%
Atlantia S.p.A.	4,792	132,792
Water Utilities — 0.2%
American Water Works Co., Inc.(c)	2,601	149,193
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.*	1,517	11,727
SBA Communications Corp., Class A*(a)	631	75,102
SK Telecom Co., Ltd. (ADR)(a)	620	14,607
Telephone & Data Systems, Inc.(a)	513	14,692
T-Mobile U.S., Inc.*(a)	4,842	183,463
Vodafone Group plc (ADR)(a)	337	11,111
		310,702
TOTAL COMMON STOCKS (cost $54,023,982)		56,335,071
EXCHANGE TRADED FUNDS — 0.4%
iShares Core S&P 500 ETF	500	104,525
Market Vectors Gold Miners ETF	386	5,775
SPDR S&P Oil & Gas Exploration & Production ETF(a)	4,289	159,036
TOTAL EXCHANGE TRADED FUNDS (cost $276,319)		269,336

	CONTRACTS

PURCHASED OPTIONS — 0.7%
Call Options Purchased — 0.2%
Aetna, Inc., 4/15/2016 @ 100*	18	34,920
Avago Technologies Ltd., 1/15/2016 @ 120*	23	29,670
Delta Air Lines, Inc., 12/18/2015 @ 50*	10	2,550
DISH Network Corp., 12/18/2015 @ 65*	14	3,430
eBay, Inc., 1/15/2016 @ 50*	36	49,680
FedEx Corp., 1/15/2016 @ 145*	27	37,125
Genworth Financial, Inc., 1/15/2016 @ 8*	116	116
Macy’s, Inc., 1/15/2016 @ 75*	9	126
NXP Semiconductors N.V., 1/15/2016 @ 88*	19	4,465

	CONTRACTS	VALUE

Call Options Purchased (continued)
Valeant Pharmaceuticals International, Inc.,
12/18/2015 @ 115*	3	$1,560
12/18/2015 @ 120*	3	1,260
XPO Logistics, Inc., 1/15/2016 @ 40*	83	13,197
		178,099
Put Options Purchased — 0.5%
Align Technology, Inc.,
1/15/2016 @ 50*	36	360
1/15/2016 @ 55*	34	1,360
American Airlines Group, Inc., 2/19/2016 @ 42*	36	6,264
AO Smith Corp., 1/15/2016 @ 65*	19	380
athenahealth, Inc.,
12/18/2015 @ 115*	7	280
1/15/2016 @ 120*	12	1,560
Avago Technologies Ltd., 1/15/2016 @ 140*	5	10,600
BOK Financial Corp.,
12/18/2015 @ 65*	12	1,800
12/18/2015 @ 70*	6	2,400
Bridgepoint Education, Inc., 11/20/2015 @ 9*	58	6,380
Brunswick Corp., 3/18/2016 @ 50*	17	3,315
CarMax, Inc., 1/15/2016 @ 60*	18	6,300
Chipotle Mexican Grill, Inc., 1/15/2016 @ 700*	2	12,580
Comfort Systems USA, Inc., 4/15/2016 @ 25*	50	3,750
Delta Air Lines, Inc., 3/18/2016 @ 49*	20	6,200
DexCom, Inc., 3/18/2016 @ 85*	10	8,300
Dick’s Sporting Goods, Inc., 12/18/2015 @ 50*	22	12,760
Expedia, Inc., 1/15/2016 @ 105*	15	675
FTI Consulting, Inc., 3/18/2016 @ 45*	18	16,920
Gentherm, Inc., 12/18/2015 @ 40*	20	600
Grand Canyon Education, Inc., 3/18/2016 @ 35*	33	4,620
iShares US Real Estate ETF, 12/18/2015 @ 75*	42	6,384
Jarden Corp., 1/15/2016 @ 50*	36	19,080

See Accompanying Notes to the Consolidated Financial Statements.

80

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	CONTRACTS	VALUE

Put Options Purchased (continued)
4/15/2016 @ 40*	55	$7,975
4/15/2016 @ 45*	32	10,560
Kroger Co./The, 4/15/2016 @ 35*	36	4,860
LinkedIn Corp., 11/20/2015 @ 220*	2	190
Netflix, Inc., 12/18/2015 @ 110*	8	5,640
NXP Semiconductors N.V., 1/15/2016 @ 95*	9	15,390
O’Reilly Automotive, Inc., 2/19/2016 @ 220*	9	855
Papa John’s International, Inc.,
1/15/2016 @ 65*	20	3,500
1/15/2016 @ 70*	14	5,180
Proto Labs, Inc., 1/15/2016 @ 75*	12	12,000
S&P 500 Index,
11/20/2015 @ 1,850*	1	80
11/20/2015 @ 1,975*	3	1,440
11/20/2015 @ 2,000*	5	3,850
11/20/2015 @ 2,050*	2	3,360
salesforce.com, Inc., 11/20/2015 @ 63*	12	240
SPDR S&P Biotech ETF, 12/18/2015 @ 70*	12	6,720
Stifel Financial Corp., 1/15/2016 @ 45*	20	4,500
Tempur Sealy International, Inc., 3/18/2016 @ 70*	12	3,420
Tesla Motors, Inc.,
12/18/2015 @ 225*	7	16,905
12/18/2015 @ 240*	5	17,775
1/15/2016 @ 200*	9	12,375
Valeant Pharmaceuticals International, Inc., 1/15/2016 @ 220*	4	50,400
Western Union Co./The,
11/20/2015 @ 22*	32	8,640
12/18/2015 @ 19*	74	4,810
1/15/2016 @ 18*	50	2,000
1/15/2016 @ 19*	62	4,340
WisdomTree Investments, Inc.,
12/18/2015 @ 20*	19	3,325
1/15/2016 @ 16*	37	1,850
		345,048
TOTAL PURCHASED OPTIONS (premiums paid $486,786)		523,147
	PRINCIPAL AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 12.4%
U.S. Government & Agency Securities — 10.3%
U.S. Treasury Bills
0.10%, 01/07/16(e)	$1,199,787	$1,199,862
0.12%, 02/04/16(e)	1,199,628	1,199,690
0.16%, 03/03/16(c)(e)	1,199,359	1,199,604
0.19%, 03/31/16(c)(e)	1,199,067	1,199,131
0.20%, 04/28/16(c)(e)	1,198,792	1,198,636
0.23%, 05/26/16(c)(e)	1,198,387	1,198,421
		7,195,344
Investment Company — 2.1%
JPMorgan U.S. Government Money Market Fund 0.01%(f)	1,448,486	1,448,486
TOTAL SHORT-TERM INVESTMENTS (cost $8,643,492)		8,643,830
TOTAL INVESTMENT IN SECURITIES (cost $63,430,579)		65,771,384

	SHARES

SECURITIES SOLD SHORT
COMMON STOCKS — (33.4%)
Aerospace & Defense — (0.7%)
B/E Aerospace, Inc.	(287)	(13,475)
BWX Technologies, Inc.	(775)	(21,932)
Embraer S.A. (ADR)	(932)	(27,373)
General Dynamics Corp.	(497)	(73,844)
L-3 Communications Holdings, Inc.	(457)	(57,765)
Lockheed Martin Corp.	(244)	(53,639)
Moog, Inc., Class A*	(221)	(13,649)
Orbital ATK, Inc.	(300)	(25,686)
Rockwell Collins, Inc.	(715)	(62,005)
Spirit AeroSystems Holdings, Inc., Class A*	(546)	(28,796)
TASER International, Inc.*	(2,979)	(69,738)
TransDigm Group, Inc.*	(50)	(10,992)
		(458,894)
Air Freight & Logistics — (0.1%)
Expeditors International of Washington, Inc.	(454)	(22,605)
United Parcel Service, Inc., Class B	(717)	(73,865)
		(96,470)
Airlines — (0.3%)
Alaska Air Group, Inc.	(126)	(9,608)

See Accompanying Notes to the Consolidated Financial Statements.

81

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Airlines (continued)
American Airlines Group, Inc.	(1,200)	$(55,464)
Delta Air Lines, Inc.	(500)	(25,420)
Hawaiian Holdings, Inc.*	(299)	(10,375)
Southwest Airlines Co.	(500)	(23,145)
Spirit Airlines, Inc.*	(1,900)	(70,528)
		(194,540)
Auto Components — (0.3%)
Autoliv, Inc.	(683)	(82,807)
Cooper Tire & Rubber Co.	(301)	(12,579)
Gentherm, Inc.*	(245)	(12,044)
Tenneco, Inc.*	(775)	(43,857)
Visteon Corp.*	(300)	(32,721)
		(184,008)
Automobiles — (0.1%)
Harley-Davidson, Inc.	(646)	(31,945)
Tesla Motors, Inc.*	(68)	(14,071)
		(46,016)
Banks — (1.1%)
Banco Bradesco S.A. (ADR)	(161)	(876)
Banco Santander S.A. (ADR)	(5,400)	(29,916)
Bancolombia S.A. (ADR)	(281)	(9,728)
Bank of Nova Scotia/The	(378)	(17,758)
Barclays plc (ADR)	(1,540)	(21,914)
Credicorp Ltd.	(600)	(67,908)
Cullen/Frost Bankers, Inc.	(662)	(45,307)
East West Bancorp, Inc.	(520)	(21,003)
First Financial Bankshares, Inc.	(522)	(17,362)
First Republic Bank/CA	(500)	(32,655)
Grupo Financiero Galicia S.A. (ADR)	(292)	(7,811)
HDFC Bank Ltd. (ADR)	(1,174)	(71,778)
ICICI Bank Ltd. (ADR)	(4,300)	(37,066)
ING Groep N.V. (ADR)	(1)	(14)
Itau Unibanco Holding S.A. (ADR)	(11,884)	(81,405)
JPMorgan Chase & Co.	(4)	(257)
M&T Bank Corp.	(332)	(39,790)
People’s United Financial, Inc.	(1,010)	(16,110)
Popular, Inc.	(1,040)	(30,753)
PrivateBancorp, Inc.	(190)	(7,948)
Prosperity Bancshares, Inc.	(142)	(7,296)
Regions Financial Corp.	(3,917)	(36,624)
Royal Bank of Canada	(19)	(1,080)

	SHARES	VALUE

Banks (continued)
Signature Bank/NY*	(200)	$(29,784)
Synovus Financial Corp.	(800)	(25,304)
Texas Capital Bancshares, Inc.*	(106)	(5,851)
Webster Financial Corp.	(117)	(4,341)
Wells Fargo & Co.	(1,361)	(73,685)
Westamerica Bancorp	(792)	(35,014)
		(776,338)
Beverages — (0.4%)
Anheuser-Busch InBev S.A./N.V. (ADR)	(636)	(75,894)
Coca-Cola Co./The	(640)	(27,104)
Fomento Economico Mexicano SAB de CV (ADR)	(528)	(52,319)
Monster Beverage Corp.*	(744)	(101,422)
		(256,739)
Biotechnology — (1.4%)
ACADIA Pharmaceuticals, Inc.*	(1,692)	(58,915)
Acorda Therapeutics, Inc.*	(52)	(1,874)
Alexion Pharmaceuticals, Inc.*	(290)	(51,040)
Alkermes plc*	(1,056)	(75,947)
Alnylam Pharmaceuticals, Inc.*	(850)	(73,057)
Amicus Therapeutics, Inc.*	(100)	(750)
BioMarin Pharmaceutical, Inc.*	(546)	(63,904)
Celldex Therapeutics, Inc.*	(1,542)	(18,597)
Cepheid*	(2,009)	(67,101)
Clovis Oncology, Inc.*	(300)	(29,973)
Dyax Corp.*	(1,200)	(33,036)
Exact Sciences Corp.*	(2,800)	(23,324)
Gilead Sciences, Inc.	(317)	(34,277)
ImmunoGen, Inc.*	(822)	(9,617)
Incyte Corp.*	(640)	(75,219)
Isis Pharmaceuticals, Inc.*	(1,524)	(73,381)
Ligand Pharmaceuticals, Inc.*	(302)	(27,286)
Myriad Genetics, Inc.*	(1,236)	(49,897)
Novavax, Inc.*	(4,400)	(29,700)
OPKO Health, Inc.*	(4,302)	(40,654)
PTC Therapeutics, Inc.*	(1,300)	(32,331)
Puma Biotechnology, Inc.*	(600)	(49,452)
Sarepta Therapeutics, Inc.*	(3,078)	(74,057)
		(993,389)
Building Products — (0.2%)
Allegion plc	(202)	(13,164)
Armstrong World Industries, Inc.*	(332)	(16,474)
Fortune Brands Home & Security, Inc.	(844)	(44,166)

See Accompanying Notes to the Consolidated Financial Statements.

82

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Building Products (continued)
Lennox International, Inc.	(90)	$(11,953)
Masonite International Corp.*	(195)	(11,675)
USG Corp.*	(1,847)	(43,534)
		(140,966)
Capital Markets — (1.2%)
Affiliated Managers Group, Inc.*	(168)	(30,284)
Bank of New York Mellon Corp./The	(817)	(34,028)
BlackRock, Inc.	(214)	(75,322)
Credit Suisse Group AG (ADR)*	(888)	(22,200)
Eaton Vance Corp.	(760)	(27,444)
Federated Investors, Inc., Class B	(444)	(13,644)
Financial Engines, Inc.	(487)	(15,662)
Franklin Resources, Inc.	(1,200)	(48,912)
Goldman Sachs Group, Inc./The	(283)	(53,063)
Interactive Brokers Group, Inc., Class A	(829)	(34,105)
Janus Capital Group, Inc.	(2,772)	(43,049)
LPL Financial Holdings, Inc.	(1,684)	(71,738)
Raymond James Financial, Inc.	(1,081)	(59,574)
State Street Corp.	(1,439)	(99,291)
T Rowe Price Group, Inc.	(994)	(75,166)
TD Ameritrade Holding Corp.	(1,943)	(66,975)
WisdomTree Investments, Inc.	(3,796)	(72,997)
		(843,454)
Chemicals — (0.9%)
Agrium, Inc.	(991)	(92,232)
Albemarle Corp.	(216)	(11,560)
Axiall Corp.	(2,123)	(42,991)
CF Industries Holdings, Inc.	(600)	(30,462)
Ecolab, Inc.	(137)	(16,488)
EI du Pont de Nemours & Co.	(1,000)	(63,400)
FMC Corp.	(1,632)	(66,439)
Huntsman Corp.	(1,800)	(23,706)
International Flavors & Fragrances, Inc.	(129)	(14,972)
Methanex Corp.	(359)	(14,335)
Mosaic Co./The	(2,163)	(73,088)

	SHARES	VALUE

Chemicals (continued)
Platform Specialty Products Corp.*	(2,700)	$(28,188)
Sherwin-Williams Co./The	(119)	(31,753)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(13)	(252)
Syngenta AG (ADR)	(533)	(35,865)
Valspar Corp./The	(714)	(57,798)
		(603,529)
Commercial Services & Supplies — (0.3%)
ADT Corp./The	(1,833)	(60,562)
Brady Corp., Class A	(765)	(17,404)
Brink’s Co./The	(177)	(5,483)
Copart, Inc.*	(130)	(4,707)
Healthcare Services Group, Inc.	(237)	(8,831)
Republic Services, Inc.	(700)	(30,618)
Waste Connections, Inc.	(247)	(13,457)
Waste Management, Inc.	(700)	(37,632)
		(178,694)
Communications Equipment — (0.5%)
ARRIS Group, Inc.*	(1,420)	(40,129)
Cisco Systems, Inc.	(2,554)	(73,683)
F5 Networks, Inc.*	(138)	(15,208)
Finisar Corp.*	(814)	(9,255)
Harris Corp.	(123)	(9,733)
Infinera Corp.*	(1,556)	(30,747)
InterDigital, Inc.	(224)	(11,366)
Nokia OYJ (ADR)	(4,905)	(36,395)
QUALCOMM, Inc.	(1,908)	(113,373)
Telefonaktiebolaget LM Ericsson (ADR)	(1,385)	(13,490)
Viavi Solutions, Inc.*	(259)	(1,541)
		(354,920)
Construction & Engineering — (0.2%)
Chicago Bridge & Iron Co. N.V.	(1,686)	(75,651)
Dycom Industries, Inc.*	(300)	(22,827)
MasTec, Inc.*	(1,066)	(17,877)
Quanta Services, Inc.*	(477)	(9,592)
		(125,947)
Construction Materials — (0.1%)
Cemex SAB de CV (ADR)*	(9,809)	(61,895)
Martin Marietta Materials, Inc.	(91)	(14,119)
Vulcan Materials Co.	(195)	(18,833)
		(94,847)

See Accompanying Notes to the Consolidated Financial Statements.

83

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Consumer Finance — (0.1%)
Navient Corp.	(2,700)	$(35,613)
PRA Group, Inc.*	(352)	(19,289)
Santander Consumer U.S.A. Holdings, Inc.*	(1,000)	(18,010)
SLM Corp.*	(1,745)	(12,320)
		(85,232)
Containers & Packaging — (0.2%)
Ball Corp.	(1,096)	(75,076)
Crown Holdings, Inc.*	(555)	(29,437)
Sealed Air Corp.	(330)	(16,209)
Sonoco Products Co.	(385)	(16,436)
		(137,158)
Distributors — (0.0%)†
Pool Corp.	(204)	(16,634)
Diversified Consumer Services — (0.1%)
2U, Inc.*	(1,500)	(31,470)
Apollo Education Group, Inc., Class A*	(157)	(1,140)
Grand Canyon Education, Inc.*	(20)	(831)
H&R Block, Inc.	(1,000)	(37,260)
Sotheby’s	(296)	(10,256)
		(80,957)
Diversified Financial Services — (0.2%)
Berkshire Hathaway, Inc., Class B*	(543)	(73,859)
Moody’s Corp.	(738)	(70,966)
		(144,825)
Diversified Telecommunication Services — (0.2%)
CenturyLink, Inc.	(2,600)	(73,346)
China Unicom Hong Kong Ltd. (ADR)	(398)	(4,888)
Level 3 Communications, Inc.*	(600)	(30,570)
Telefonica Brasil S.A. (ADR)	(3,806)	(39,430)
		(148,234)
Electric Utilities — (0.8%)
Cia Paranaense de Energia (ADR)	(123)	(1,016)
CPFL Energia S.A. (ADR)*	(355)	(2,843)
Duke Energy Corp.	(815)	(58,248)
Edison International	(492)	(29,776)
Entergy Corp.	(400)	(27,264)
Eversource Energy	(1,423)	(72,488)

	SHARES	VALUE

Electric Utilities (continued)
NextEra Energy, Inc.	(709)	$(72,786)
Pepco Holdings, Inc.	(1,800)	(47,934)
Portland General Electric Co.	(170)	(6,304)
PPL Corp.	(1,253)	(43,103)
Southern Co./The	(1,590)	(71,709)
Westar Energy, Inc.	(1,500)	(59,550)
Xcel Energy, Inc.	(2,049)	(73,006)
		(566,027)
Electrical Equipment — (0.4%)
ABB Ltd. (ADR)*	(1,436)	(27,112)
Acuity Brands, Inc.	(276)	(60,333)
Generac Holdings, Inc.*	(1,019)	(32,160)
Hubbell, Inc., Class B	(101)	(9,782)
Regal Beloit Corp.	(72)	(4,593)
Rockwell Automation, Inc.	(690)	(75,320)
Sensata Technologies Holding N.V.*	(1,264)	(60,786)
SolarCity Corp.*	(800)	(23,720)
		(293,806)
Electronic Equipment, Instruments & Components — (0.4%)
Amphenol Corp., Class A	(1,509)	(81,818)
Avnet, Inc.	(600)	(27,258)
Belden, Inc.	(83)	(5,315)
CDW Corp.	(900)	(40,221)
Cognex Corp.	(628)	(23,613)
Hollysys Automation Technologies Ltd.	(262)	(5,604)
IPG Photonics Corp.*	(611)	(50,481)
Knowles Corp.*	(660)	(10,996)
Universal Display Corp.*	(356)	(12,214)
Zebra Technologies Corp., Class A*	(697)	(53,599)
		(311,119)
Energy Equipment & Services — (0.5%)
Atwood Oceanics, Inc.	(3,343)	(55,327)
Diamond Offshore Drilling, Inc.	(3,272)	(65,047)
Ensco plc, Class A	(2,454)	(40,810)
Exterran Holdings, Inc.	(696)	(15,131)
Helmerich & Payne, Inc.	(700)	(39,389)
Rowan Cos. plc, Class A	(282)	(5,550)
RPC, Inc.	(774)	(8,537)
Schlumberger Ltd.	(938)	(73,314)
Superior Energy Services, Inc.	(566)	(8,015)
US Silica Holdings, Inc.	(1,400)	(25,284)

See Accompanying Notes to the Consolidated Financial Statements.

84

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Energy Equipment & Services (continued)
Weatherford International plc*	(3,552)	$(36,372)
		(372,776)
Food & Staples Retailing — (0.4%)
Casey’s General Stores, Inc.	(290)	(30,804)
Costco Wholesale Corp.	(93)	(14,705)
CVS Health Corp.	(605)	(59,762)
Smart & Final Stores, Inc.*	(844)	(12,440)
United Natural Foods, Inc.*	(1,000)	(50,450)
Walgreens Boots Alliance, Inc.	(894)	(75,704)
Whole Foods Market, Inc.	(1,800)	(53,928)
		(297,793)
Food Products — (0.7%)
BRF S.A. (ADR)	(1,421)	(21,784)
Bunge Ltd.	(556)	(40,566)
ConAgra Foods, Inc.	(2,262)	(91,724)
Flowers Foods, Inc.	(1,700)	(45,900)
Hormel Foods Corp.	(504)	(34,045)
J&J Snack Foods Corp.	(40)	(4,912)
Keurig Green Mountain, Inc.	(800)	(40,600)
McCormick & Co., Inc.	(726)	(60,969)
Mead Johnson Nutrition Co.	(300)	(24,600)
Sanderson Farms, Inc.	(559)	(38,856)
Tootsie Roll Industries, Inc.	(563)	(17,870)
TreeHouse Foods, Inc.*	(200)	(17,128)
Tyson Foods, Inc., Class A	(1,580)	(70,089)
		(509,043)
Gas Utilities — (0.1%)
Atmos Energy Corp.	(882)	(55,566)
Southwest Gas Corp.	(21)	(1,291)
WGL Holdings, Inc.	(218)	(13,566)
		(70,423)
Health Care Equipment & Supplies — (0.8%)
Abaxis, Inc.	(184)	(9,239)
Abbott Laboratories	(381)	(17,069)
Baxter International, Inc.	(50)	(1,870)
Becton Dickinson and Co.	(523)	(74,538)
Cantel Medical Corp.	(158)	(9,366)
CR Bard, Inc.	(365)	(68,018)
DENTSPLY International, Inc.	(190)	(11,561)
Edwards Lifesciences Corp.*	(200)	(31,430)
Entellus Medical, Inc.*	(205)	(3,483)
Insulet Corp.*	(546)	(16,325)
Neogen Corp.*	(478)	(25,836)
NuVasive, Inc.*	(152)	(7,168)
	SHARES	VALUE

Health Care Equipment & Supplies (continued)
ResMed, Inc.	(500)	$(28,805)
Spectranetics Corp./The*	(611)	(7,466)
St Jude Medical, Inc.	(238)	(15,187)
Stryker Corp.	(1,282)	(122,585)
Teleflex, Inc.	(12)	(1,596)
Vascular Solutions, Inc.*	(207)	(6,649)
West Pharmaceutical Services, Inc.	(245)	(14,702)
Wright Medical Group N.V.*	(319)	(6,166)
Zimmer Biomet Holdings, Inc.	(715)	(74,768)
		(553,827)
Health Care Providers & Services — (1.3%)
Amsurg Corp.*	(548)	(38,409)
Brookdale Senior Living, Inc.*	(4,233)	(88,512)
Centene Corp.*	(1,227)	(72,982)
Community Health Systems, Inc.*	(2,696)	(75,596)
DaVita HealthCare Partners, Inc.*	(1,100)	(85,261)
Express Scripts Holding Co.*	(612)	(52,865)
HCA Holdings, Inc.*	(249)	(17,129)
HealthSouth Corp.	(723)	(25,182)
Henry Schein, Inc.*	(237)	(35,955)
Laboratory Corp of America Holdings*	(1,107)	(135,873)
Quest Diagnostics, Inc.	(400)	(27,180)
Tenet Healthcare Corp.*	(3,199)	(100,353)
UnitedHealth Group, Inc.	(626)	(73,730)
Universal Health Services, Inc., Class B	(500)	(61,045)
WellCare Health Plans, Inc.*	(100)	(8,860)
		(898,932)
Health Care Technology — (0.1%)
Allscripts Healthcare Solutions, Inc.*	(1,039)	(14,608)
athenahealth, Inc.*	(66)	(10,062)
Cerner Corp.*	(606)	(40,172)
		(64,842)
Hotels, Restaurants & Leisure — (1.1%)
Boyd Gaming Corp.*	(195)	(3,898)
Domino’s Pizza, Inc.	(577)	(61,549)
Dunkin’ Brands Group, Inc.	(2,039)	(84,435)
Fiesta Restaurant Group, Inc.*	(198)	(7,001)
Ignite Restaurant Group, Inc.*	(381)	(1,509)
Jack in the Box, Inc.	(686)	(51,128)
Las Vegas Sands Corp.	(2,324)	(115,061)

See Accompanying Notes to the Consolidated Financial Statements.

85

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	(400)	$(30,712)
Melco Crown Entertainment Ltd. (ADR)	(3,934)	(73,684)
Panera Bread Co., Class A*	(275)	(48,777)
Papa John’s International, Inc.	(684)	(47,996)
Rave Restaurant Group, Inc.*	(66)	(526)
Red Robin Gourmet Burgers, Inc.*	(87)	(6,515)
Starbucks Corp.	(223)	(13,953)
Texas Roadhouse, Inc.	(546)	(18,755)
Wynn Resorts Ltd.	(1,572)	(109,961)
Yum! Brands, Inc.	(1,034)	(73,321)
		(748,781)
Household Durables — (0.5%)
Garmin Ltd.	(2,270)	(80,517)
Jarden Corp.*	(431)	(19,309)
KB Home	(2,500)	(32,750)
Meritage Homes Corp.*	(571)	(20,134)
Mohawk Industries, Inc.*	(61)	(11,926)
SodaStream International Ltd.*	(478)	(7,160)
Sony Corp. (ADR)	(1,025)	(29,110)
Tupperware Brands Corp.	(736)	(43,328)
Whirlpool Corp.	(460)	(73,664)
		(317,898)
Household Products — (0.0%)†
WD-40 Co.	(184)	(17,587)
Independent Power and Renewable Electricity Producers — (0.2%)
Calpine Corp.*	(2,600)	(40,326)
Dynegy, Inc.*	(2,862)	(55,609)
NRG Energy, Inc.	(2,300)	(29,647)
TerraForm Power, Inc., Class A*	(700)	(12,775)
		(138,357)
Industrial Conglomerates — (0.1%)
3M Co.	(324)	(50,936)
Koninklijke Philips N.V. (NYRS)	(1,711)	(46,094)
		(97,030)
Insurance — (1.1%)
ACE Ltd.	(575)	(65,285)
American International Group, Inc.	(1,390)	(87,653)

	SHARES	VALUE

Insurance (continued)
AmTrust Financial Services, Inc.	(492)	$(33,564)
Aon plc	(519)	(48,428)
Arch Capital Group Ltd.*	(191)	(14,304)
Assured Guaranty Ltd.	(1,684)	(46,209)
Brown & Brown, Inc.	(633)	(20,427)
China Life Insurance Co., Ltd. (ADR)	(30)	(542)
Citizens, Inc.*	(1,235)	(10,374)
Erie Indemnity Co., Class A	(376)	(32,885)
First American Financial Corp.	(481)	(18,341)
FNF Group	(167)	(5,892)
Genworth Financial, Inc., Class A*	(100)	(468)
Hartford Financial Services Group, Inc./The	(500)	(23,130)
Loews Corp.	(1,200)	(43,752)
Marsh & McLennan Cos., Inc.	(962)	(53,622)
MBIA, Inc.*	(1,819)	(13,661)
Mercury General Corp.	(154)	(8,318)
MetLife, Inc.	(267)	(13,451)
Principal Financial Group, Inc.	(844)	(42,335)
Prudential Financial, Inc.	(1,069)	(88,192)
RLI Corp.	(841)	(51,175)
WR Berkley Corp.	(592)	(33,051)
XL Group plc	(800)	(30,464)
		(785,523)
Internet & Catalog Retail — (0.2%)
MakeMyTrip Ltd.*	(654)	(10,438)
TripAdvisor, Inc.*	(1,226)	(102,714)
		(113,152)
Internet Software & Services — (0.9%)
Baidu, Inc. (ADR)*	(443)	(83,049)
comScore, Inc.*	(312)	(13,347)
Gogo, Inc.*	(193)	(2,727)
GrubHub, Inc.*	(2,500)	(59,950)
j2 Global, Inc.	(109)	(8,453)
MercadoLibre, Inc.	(643)	(63,252)
NetEase, Inc. (ADR)	(532)	(76,890)
New Relic, Inc.*	(115)	(4,560)
Rackspace Hosting, Inc.*	(2,798)	(72,328)
SINA Corp.*	(985)	(46,925)
Twitter, Inc.*	(2,100)	(59,766)
VeriSign, Inc.*	(223)	(17,974)
WebMD Health Corp.*	(119)	(4,839)
Yahoo!, Inc.*	(2,100)	(74,802)
Yandex N.V., Class A*	(4,200)	(67,620)

See Accompanying Notes to the Consolidated Financial Statements.

86

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Internet Software & Services (continued)
Zillow Group, Inc., Class A*	(44)	$(1,356)
Zillow Group, Inc., Class C*	(88)	(2,437)
		(660,275)
IT Services — (0.7%)
Alliance Data Systems Corp.*	(28)	(8,325)
Cardtronics, Inc.*	(63)	(2,173)
Computer Sciences Corp.	(292)	(19,444)
EPAM Systems, Inc.*	(300)	(23,205)
Fiserv, Inc.*	(775)	(74,795)
FleetCor Technologies, Inc.*	(103)	(14,921)
Heartland Payment Systems, Inc.	(101)	(7,474)
Infosys Ltd. (ADR)	(3,368)	(61,163)
International Business Machines Corp.	(199)	(27,876)
MAXIMUS, Inc.	(339)	(23,120)
Teradata Corp.*	(4,205)	(118,202)
Visa, Inc., Class A	(955)	(74,089)
Western Union Co./The	(1,560)	(30,030)
WEX, Inc.*	(300)	(26,973)
		(511,790)
Leisure Products — (0.2%)
Hasbro, Inc.	(959)	(73,680)
Mattel, Inc.	(2,600)	(63,908)
		(137,588)
Life Sciences Tools & Services — (0.3%)
Illumina, Inc.*	(514)	(73,646)
PAREXEL International Corp.*	(636)	(40,145)
Thermo Fisher Scientific, Inc.	(385)	(50,350)
Waters Corp.*	(415)	(53,037)
		(217,178)
Machinery — (1.3%)
AGCO Corp.	(1,541)	(74,569)
Altra Industrial Motion Corp.	(475)	(12,568)
Caterpillar, Inc.	(1,238)	(90,362)
CIRCOR International, Inc.	(161)	(7,393)
CLARCOR, Inc.	(368)	(18,348)
Colfax Corp.*	(500)	(13,480)
Crane Co.	(18)	(948)
Cummins, Inc.	(99)	(10,247)
Deere & Co.	(1,258)	(98,124)
Donaldson Co., Inc.	(418)	(12,624)
ESCO Technologies, Inc.	(344)	(12,759)
Flowserve Corp.	(162)	(7,510)
Gorman-Rupp Co./The	(607)	(17,354)
Graco, Inc.	(121)	(8,881)
	SHARES	VALUE

Machinery (continued)
Illinois Tool Works, Inc.	(129)	$(11,860)
ITT Corp.	(177)	(7,006)
Lindsay Corp.	(273)	(18,504)
Manitowoc Co., Inc./The	(5,746)	(87,914)
Navistar International Corp.*	(542)	(6,667)
Nordson Corp.	(313)	(22,298)
Oshkosh Corp.	(170)	(6,985)
Parker-Hannifin Corp.	(569)	(59,574)
Pentair plc	(1,488)	(83,209)
Stanley Black & Decker, Inc.	(118)	(12,506)
Sun Hydraulics Corp.	(269)	(7,879)
Trinity Industries, Inc.	(224)	(6,064)
WABCO Holdings, Inc.*	(728)	(81,703)
Wabtec Corp.	(1,318)	(109,223)
Woodward, Inc.	(401)	(18,246)
		(924,805)
Media — (1.3%)
AMC Networks, Inc., Class A*	(1,010)	(74,629)
Charter Communications, Inc., Class A*	(87)	(16,612)
Comcast Corp., Class A	(500)	(31,310)
Discovery Communications, Inc., Class A*	(1,800)	(52,992)
Grupo Televisa SAB (ADR)	(1,100)	(32,054)
IMAX Corp.*	(533)	(20,462)
Live Nation Entertainment, Inc.*	(533)	(14,540)
MSG Networks, Inc., Class A*	(2,053)	(42,128)
News Corp., Class A	(1,800)	(27,720)
Regal Entertainment Group, Class A	(754)	(14,612)
Scripps Networks Interactive, Inc., Class A	(1,203)	(72,276)
Sinclair Broadcast Group, Inc., Class A	(410)	(12,304)
TEGNA, Inc.	(2,406)	(65,058)
Thomson Reuters Corp.	(515)	(21,125)
Time Warner, Inc.	(993)	(74,813)
Twenty-First Century Fox, Inc., Class A	(3,357)	(103,026)
Twenty-First Century Fox, Inc., Class B	(1,100)	(33,968)
Viacom, Inc., Class B	(1,489)	(73,423)
Walt Disney Co./The	(851)	(96,793)
		(879,845)

See Accompanying Notes to the Consolidated Financial Statements.

87

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Metals & Mining — (0.5%)
Agnico Eagle Mines Ltd.	(1,963)	$(55,533)
Alcoa, Inc.	(3,500)	(31,255)
Allegheny Technologies, Inc.	(2,973)	(43,703)
ArcelorMittal (NYRS)	(198)	(1,111)
BHP Billiton Ltd. (ADR)	(800)	(26,312)
Newmont Mining Corp.	(1,759)	(34,230)
Nucor Corp.	(700)	(29,610)
Randgold Resources Ltd. (ADR)	(868)	(58,043)
Reliance Steel & Aluminum Co.	(500)	(29,980)
United States Steel Corp.	(4,200)	(49,056)
Worthington Industries, Inc.	(285)	(8,750)
		(367,583)
Multiline Retail — (0.5%)
Big Lots, Inc.	(600)	(27,660)
Dillard’s, Inc., Class A	(800)	(71,584)
Dollar General Corp.	(843)	(57,130)
Dollar Tree, Inc.*	(1,156)	(75,707)
Kohl’s Corp.	(320)	(14,758)
Macy’s, Inc.	(293)	(14,937)
Target Corp.	(983)	(75,868)
		(337,644)
Multi-Utilities — (0.6%)
Alliant Energy Corp.	(148)	(8,735)
Ameren Corp.	(600)	(26,208)
CMS Energy Corp.	(1,400)	(50,498)
Dominion Resources, Inc.	(1,058)	(75,573)
National Grid plc (ADR)	(560)	(40,096)
NiSource, Inc.	(2,108)	(40,389)
NorthWestern Corp.	(505)	(27,366)
SCANA Corp.	(829)	(49,093)
Sempra Energy	(731)	(74,862)
Vectren Corp.	(255)	(11,595)
		(404,415)
Oil, Gas & Consumable Fuels — (1.6%)
BP plc (ADR)	(547)	(19,528)
Carrizo Oil & Gas, Inc.*	(1,069)	(40,226)
Cheniere Energy, Inc.*	(600)	(29,712)
Chevron Corp.	(834)	(75,794)
Cimarex Energy Co.	(382)	(45,099)
CNOOC Ltd. (ADR)	(65)	(7,389)
ConocoPhillips	(310)	(16,538)
CVR Energy, Inc.	(76)	(3,379)
Devon Energy Corp.	(1,827)	(76,606)
Ecopetrol S.A. (ADR)	(455)	(4,241)
Enbridge, Inc.	(190)	(8,111)
	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)
Encana Corp.	(1,819)	$(13,879)
Energen Corp.	(505)	(29,366)
EOG Resources, Inc.	(548)	(47,046)
Exxon Mobil Corp.	(912)	(75,459)
Golar LNG Ltd.	(1,509)	(43,776)
Gulfport Energy Corp.*	(1,000)	(30,470)
InterOil Corp.*	(354)	(13,544)
Matador Resources Co.*	(1,000)	(25,710)
Oasis Petroleum, Inc.*	(5,450)	(63,384)
ONEOK, Inc.	(900)	(30,528)
PBF Energy, Inc., Class A	(462)	(15,708)
Pioneer Natural Resources Co.	(300)	(41,142)
Royal Dutch Shell plc, Class A (ADR)	(1,426)	(74,808)
SemGroup Corp., Class A	(538)	(24,506)
Ship Finance International Ltd.	(360)	(6,152)
Statoil ASA (ADR)	(3,880)	(62,701)
Suncor Energy, Inc.	(2,544)	(75,633)
Tesoro Corp.	(155)	(16,574)
Valero Energy Corp.	(1,139)	(75,083)
Whiting Petroleum Corp.*	(19)	(327)
YPF S.A. (ADR)	(999)	(21,339)
		(1,113,758)
Paper & Forest Products — (0.1%)
Deltic Timber Corp.	(520)	(32,219)
Personal Products — (0.2%)
Edgewell Personal Care Co.	(243)	(20,585)
Herbalife Ltd.*	(1,285)	(72,011)
Unilever plc (ADR)	(1,313)	(58,363)
		(150,959)
Pharmaceuticals — (1.0%)
AbbVie, Inc.	(277)	(16,495)
Akorn, Inc.*	(4,181)	(111,800)
AstraZeneca plc (ADR)	(1,117)	(35,621)
Catalent, Inc.*	(257)	(6,831)
Cempra, Inc.*	(100)	(2,220)
Endo International plc*	(1,242)	(74,508)
Impax Laboratories, Inc.*	(1,205)	(41,729)
Mallinckrodt plc*	(600)	(39,402)
Medicines Co./The*	(1,671)	(57,215)
Mylan N.V.*	(1,060)	(46,735)
Nektar Therapeutics*	(134)	(1,591)
Pacira Pharmaceuticals, Inc.*	(2,289)	(114,335)
Relypsa, Inc.*	(1,400)	(22,386)

See Accompanying Notes to the Consolidated Financial Statements.

88

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Pharmaceuticals (continued)
Tetraphase Pharmaceuticals, Inc.*	(4,700)	$(42,441)
Valeant Pharmaceuticals International, Inc.*	(623)	(58,419)
		(671,728)
Professional Services — (0.1%)
ManpowerGroup, Inc.	(448)	(41,118)
Nielsen Holdings plc	(432)	(20,524)
		(61,642)
Real Estate Investment Trusts (REITs) — (0.9%)
Alexandria Real Estate Equities, Inc.	(300)	(26,922)
Annaly Capital Management, Inc.	(3,500)	(34,825)
AvalonBay Communities, Inc.	(78)	(13,637)
Equity One, Inc.	(541)	(14,380)
Essex Property Trust, Inc.	(162)	(35,711)
Federal Realty Investment Trust	(150)	(21,523)
Host Hotels & Resorts, Inc.	(3,200)	(55,456)
LaSalle Hotel Properties	(1,100)	(32,351)
National Retail Properties, Inc.	(800)	(30,400)
NorthStar Realty Finance Corp.	(1,500)	(18,015)
Omega Healthcare Investors, Inc.	(800)	(27,616)
Pennsylvania Real Estate Investment Trust	(197)	(4,429)
Regency Centers Corp.	(376)	(25,553)
Senior Housing Properties Trust	(1,600)	(24,304)
Spirit Realty Capital, Inc.	(7,300)	(74,314)
Taubman Centers, Inc.	(504)	(38,798)
Ventas, Inc.	(1,200)	(64,464)
VEREIT, Inc.	(6,100)	(50,386)
		(593,084)
Real Estate Management & Development — (0.0%)†
St. Joe Co./The*	(635)	(12,586)
Road & Rail — (0.6%)
Avis Budget Group, Inc.*	(2,014)	(100,579)
CSX Corp.	(3,664)	(98,892)
Genesee & Wyoming, Inc., Class A*	(290)	(19,459)
Heartland Express, Inc.	(499)	(9,396)
Hertz Global Holdings, Inc.*	(2,400)	(46,800)

	SHARES	VALUE

Road & Rail (continued)
Kansas City Southern	(837)	$(69,270)
Norfolk Southern Corp.	(500)	(40,015)
Ryder System, Inc.	(300)	(21,534)
Union Pacific Corp.	(500)	(44,675)
		(450,620)
Semiconductors & Semiconductor Equipment — (1.1%)
Applied Micro Circuits Corp.*	(934)	(6,052)
ASML Holding N.V. (NYRS)	(814)	(75,531)
Avago Technologies Ltd.	(624)	(76,833)
Canadian Solar, Inc.*	(3,584)	(78,239)
Cirrus Logic, Inc.*	(2,222)	(68,504)
First Solar, Inc.*	(1,000)	(57,070)
Lam Research Corp.	(503)	(38,525)
Microchip Technology, Inc.	(1,527)	(73,739)
Micron Technology, Inc.*	(2,000)	(33,120)
NVIDIA Corp.	(2,100)	(59,577)
Silicon Laboratories, Inc.*	(455)	(22,736)
Skyworks Solutions, Inc.	(393)	(30,355)
SunEdison, Inc.*	(7,000)	(51,100)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(3,331)	(73,149)
		(744,530)
Software — (1.0%)
ANSYS, Inc.*	(224)	(21,349)
Aspen Technology, Inc.*	(328)	(13,576)
Cadence Design Systems, Inc.*	(964)	(21,420)
Ebix, Inc.	(327)	(9,068)
Electronic Arts, Inc.*	(1,037)	(74,736)
Fortinet, Inc.*	(2,052)	(70,507)
Imperva, Inc.*	(100)	(7,062)
Intuit, Inc.	(1,167)	(113,701)
Manhattan Associates, Inc.*	(452)	(32,928)
Nuance Communications, Inc.*	(2,075)	(35,213)
Paylocity Holding Corp.*	(142)	(4,767)
SAP SE (ADR)	(960)	(75,562)
Synchronoss Technologies, Inc.*	(800)	(28,144)
Verint Systems, Inc.*	(707)	(33,639)
VMware, Inc., Class A*	(1,281)	(77,052)
Workday, Inc., Class A*	(1,000)	(78,970)
		(697,694)
Specialty Retail — (1.2%)
Abercrombie & Fitch Co., Class A	(1,300)	(27,547)

See Accompanying Notes to the Consolidated Financial Statements.

89

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

Specialty Retail (continued)
American Eagle Outfitters, Inc.	(645)	$(9,856)
Ascena Retail Group, Inc.*	(1,056)	(14,066)
Big 5 Sporting Goods Corp.	(832)	(7,613)
Buckle, Inc./The	(99)	(3,508)
Cabela’s, Inc.*	(2,766)	(108,344)
CarMax, Inc.*	(257)	(15,166)
Children’s Place, Inc./The	(353)	(18,945)
Conn’s, Inc.*	(277)	(5,255)
Finish Line, Inc./The, Class A	(307)	(5,719)
GameStop Corp., Class A	(1,640)	(75,555)
Gap, Inc./The	(1,400)	(38,108)
Guess?, Inc.	(636)	(13,388)
Haverty Furniture Cos., Inc.	(302)	(7,070)
L Brands, Inc.	(300)	(28,794)
Lithia Motors, Inc., Class A	(18)	(2,113)
Mattress Firm Holding Corp.*	(851)	(36,227)
Men’s Wearhouse, Inc./The	(1,084)	(43,338)
Outerwall, Inc.	(583)	(34,980)
Party City Holdco, Inc.*	(514)	(8,137)
Rent-A-Center, Inc.	(132)	(2,427)
Restoration Hardware Holdings, Inc.*	(102)	(10,515)
Ross Stores, Inc.	(1,969)	(99,592)
Signet Jewelers Ltd.	(200)	(30,188)
Sportsman’s Warehouse Holdings, Inc.*	(704)	(7,575)
Staples, Inc.	(3,061)	(39,762)
Tiffany & Co.	(922)	(76,010)
TJX Cos., Inc./The	(77)	(5,636)
Tractor Supply Co.	(216)	(19,956)
Urban Outfitters, Inc.*	(415)	(11,869)
Vitamin Shoppe, Inc.*	(242)	(6,943)
Williams-Sonoma, Inc.	(773)	(57,009)
		(871,211)
Technology Hardware, Storage & Peripherals — (0.6%)
Apple, Inc.	(622)	(74,329)
BlackBerry Ltd.*	(3,506)	(25,559)
Hewlett-Packard Co.	(3,183)	(85,813)
Lexmark International, Inc., Class A	(416)	(13,516)
NetApp, Inc.	(3,100)	(105,400)
Seagate Technology plc	(1,906)	(72,542)
Stratasys Ltd.*	(568)	(14,484)
Violin Memory, Inc.*	(1,439)	(2,317)
		(393,960)
	SHARES	VALUE

Textiles, Apparel & Luxury Goods — (0.8%)
Carter’s, Inc.	(191)	$(17,358)
Coach, Inc.	(2,000)	(62,400)
Deckers Outdoor Corp.*	(1,000)	(55,660)
Hanesbrands, Inc.	(2,369)	(75,666)
lululemon athletica, Inc.*	(1,537)	(75,574)
PVH Corp.	(558)	(50,750)
Ralph Lauren Corp.	(200)	(22,154)
Under Armour, Inc., Class A*	(1,424)	(135,394)
VF Corp.	(1,101)	(74,340)
		(569,296)
Thrifts & Mortgage Finance — (0.1%)
BankFinancial Corp.	(414)	(5,105)
Clifton Bancorp, Inc.	(693)	(10,104)
MGIC Investment Corp.*	(2,300)	(21,620)
Nationstar Mortgage Holdings, Inc.*	(801)	(10,629)
New York Community Bancorp, Inc.	(1,516)	(25,044)
PHH Corp.*	(11)	(162)
Radian Group, Inc.	(1,800)	(26,046)
		(98,710)
Trading Companies & Distributors — (0.2%)
Beacon Roofing Supply, Inc.*	(153)	(5,414)
Fastenal Co.	(2,275)	(89,089)
GATX Corp.	(24)	(1,121)
United Rentals, Inc.*	(900)	(67,374)
		(162,998)
Water Utilities — (0.1%)
American Water Works Co., Inc.	(1,288)	(73,880)
Wireless Telecommunication Services — (0.2%)
America Movil SAB de CV, Class L (ADR)	(3,242)	(57,740)
China Mobile Ltd. (ADR)	(251)	(15,138)
Sprint Corp.*	(6,800)	(32,164)
Tim Participacoes S.A. (ADR)	(419)	(4,655)
		(109,697)
TOTAL COMMON STOCKS (proceeds received $23,612,822)		(23,368,402)
EXCHANGE TRADED FUNDS — (12.1%)
iShares Core S&P
Small-Cap ETF	(6,761)	(764,331)
iShares U.S. Consumer Services ETF	(223)	(32,978)
Vanguard Health Care ETF	(1,054)	(138,000)

See Accompanying Notes to the Consolidated Financial Statements.

90

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

	SHARES	VALUE

EXCHANGE TRADED FUNDS (continued)
iShares Core S&P 500 ETF	(35,300)	$(7,379,465)
iShares PHLX Semiconductor ETF	(109)	(9,760)
iShares U.S. Consumer Goods ETF	(277)	(30,334)
Market Vectors Biotech ETF*	(575)	(71,179)
SPDR S&P Retail ETF	(730)	(33,500)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $7,819,874)		(8,459,547)

	NO. OF WARRANTS

WARRANTS — (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $26*	(70)	(1,110)
TOTAL WARRANTS (Proceeds $-)		(1,110)
TOTAL SECURITIES SOLD SHORT (proceeds received $31,432,696)		(31,829,059)

	CONTRACTS

WRITTEN OPTIONS — (0.0%)†
Call Options Written — (0.0%)†
Delta Air Lines, Inc., 12/18/2015 @ 60*	(5)	(50)
Put Options Written — (0.0%)†
S&P 500 Index, 11/20/2015 @ 1,750*	(1)	(35)
TOTAL WRITTEN OPTIONS (premiums received $2,577)		(85)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $31,995,306) — 48.5%		$33,942,240
OTHER ASSETS LESS LIABILITIES — 51.5%		36,081,482
NET ASSETS — 100.0%		$70,023,722

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At October 31, 2015, the aggregate amount held in a segregated account was $20,134,174.
(b)	All or portion of these securities were on loan. The aggregate market value of such securities is $6,113,963, with an aggregate contract value of $6,224,156.
(c)	All or a portion of this security has been pledged as collateral for swaps.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $196,701 or 0% of net assets at October 31, 2015.
(e)	The rate shown is the effective yield at the date of purchase.
(f)	The rate shown is the current yield as of October 31, 2015.

Abbreviations:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate of Shares
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

As of October 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,680,963
Aggregate gross unrealized depreciation	(3,684,867)
Net unrealized depreciation	$(3,904)
Federal income tax cost of investments	$33,946,144

See Accompanying Notes to the Consolidated Financial Statements.

91

ARDEN ALTERNATIVE STRATEGIES II
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
OCTOBER 31, 2015

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	3	11/20/2015	$161,113	$161,500	$387
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	14	12/21/2015	1,795,634	1,787,625	(8,009)
CBOT Corn Futures Contracts	USD	3	12/14/2015	57,326	57,337	11
CBOT Soybean Futures Contracts	USD	2	1/14/2016	88,893	88,575	(318)
CBOT Soybean Meal Futures Contracts	USD	9	12/14/2015	277,795	273,960	(3,835)
CBOT Wheat Futures Contracts	USD	5	12/14/2015	128,689	130,500	1,811
CME NASDAQ 100 E-Mini Futures Contracts	USD	3	12/18/2015	278,466	278,595	129
CMX Copper Commodity Futures Contracts	USD	2	12/29/2015	117,367	115,875	(1,492)
CMX Gold 100 OZ Futures Contracts	USD	3	12/29/2015	348,627	342,420	(6,207)
CMX Silver Futures Contracts	USD	3	12/29/2015	235,007	233,505	(1,502)
DAX Index Futures Contract	EUR	1	12/18/2015	297,113	297,442	329
E-Mini S&P 500 Futures Contracts	USD	7	12/18/2015	714,226	725,795	11,569
EOE Amsterdam Exchanges Index Futures Contracts	EUR	6	11/20/2015	593,644	608,722	15,078
EURO STOXX 50 Futures Contracts	EUR	5	12/18/2015	187,144	187,105	(39)
FTSE/MIB Index Futures Contracts	EUR	2	12/18/2015	246,409	246,783	374
HKG Hang Seng Index Futures Contract	HKD	1	11/27/2015	146,453	146,337	(116)
ICE Sugar #11 (World Markets) Futures Contracts	USD	14	2/29/2016	219,962	227,674	7,712
LIFFE FTSE 100 Index Futures Contracts	GBP	6	12/18/2015	586,795	584,575	(2,220)
MFM IBEX 35 Index Futures Contracts	EUR	4	11/20/2015	445,362	452,405	7,043
MSE 10 Year Canadian Bond Futures Contracts	CAD	14	12/18/2015	1,516,703	1,504,283	(12,420)
Nikkei 225 Futures Contract	JPY	1	12/10/2015	156,384	158,200	1,816
NYM Gasoline RBOB Futures Contract	USD	1	11/30/2015	57,542	57,607	65
OSE 10 Year JGB Futures Contracts	JPY	2	12/14/2015	2,456,780	2,462,252	5,472
Russell 2000 Mini Futures Contracts	USD	2	12/18/2015	231,634	231,660	26
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	4	12/17/2015	497,509	484,797	(12,712)

See Accompanying Notes to the Consolidated Financial Statements.

92

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	15	12/15/2015	$1,375,429	$1,383,717	$8,288
SFE ASX SPI 200 Index Futures Contracts	AUD	5	12/17/2015	467,350	466,724	(626)
						$10,614

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT Soybean Oil Futures Contracts	USD	19	12/14/2015	$315,113	$321,480	$(6,367)
CME Australian Dollar Futures Contracts	USD	4	12/14/2015	281,536	284,680	(3,144)
CME British Pound Futures Contract	USD	1	12/14/2015	95,979	96,387	(408)
CME Canadian Dollar Futures Contracts	USD	6	12/15/2015	454,976	458,700	(3,724)
CME Euro FX Currency Futures Contracts	USD	2	12/14/2015	275,870	275,225	645
CME Japanese Yen Futures Contracts	USD	2	12/14/2015	206,720	207,200	(480)
CME New Zealand Futures Contract	USD	1	12/14/2015	63,498	67,520	(4,022)
E-Mini S&P 500 Futures Contracts	USD	9	12/18/2015	871,289	933,165	(61,876)
Eurex 10 Year Euro BUND Futures Contracts	EUR	3	12/8/2015	518,282	518,628	(346)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	12	12/17/2015	396,213	422,753	(26,540)
HKG Hang Seng Index Futures Contracts	HKD	6	11/27/2015	415,002	403,594	11,408
ICE Brent Crude Oil Futures Contracts	USD	4	11/13/2015	204,543	198,240	6,303
ICE Coffee ‘C’ Futures Contracts	USD	3	12/18/2015	136,229	136,069	160
ICE Low Sulphur Gas Oil Futures Contracts	USD	6	12/10/2015	264,540	276,000	(11,460)
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	383	12/18/2015	7,775,749	8,278,017	(502,268)
LIFFE Long Gilt Futures Contracts	GBP	2	12/29/2015	363,809	363,047	762
NYM Natural Gas Futures Contracts	USD	13	11/25/2015	321,281	301,730	19,551
NYM NY Harbor ULSD Futures Contracts	USD	4	11/30/2015	251,840	254,806	(2,966)

See Accompanying Notes to the Consolidated Financial Statements.

93

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
OSE Tokyo Price Index Futures Contracts	JPY	3	12/10/2015	$387,740	$387,462	$278
SGX CNX Nifty Index Futures Contracts	USD	27	11/26/2015	445,884	436,158	9,726
WTI Crude Oil Futures Contracts	USD	3	11/20/2015	140,883	139,770	1,113
						$(573,655)

Cash collateral in the amount of $2,011,334 was pledged to cover margin requirements for open futures contracts as of October 31, 2015.

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	BG Group plc	1/17/2050	GBP	10,517	$(6,377)
Morgan Stanley	Lloyds Banking Group plc	1/17/2050	GBP	53,867	(7,976)
Morgan Stanley	SABMiller plc	1/17/2050	GBP	6,346	26,195
					$11,842

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	Avago Technologies Ltd.	1/17/2050	USD	1,071	$(5,346)
Morgan Stanley	Charter Communications, Inc.	1/17/2050	USD	700	(6,516)
Morgan Stanley	eBay, Inc.	1/17/2050	USD	3,600	(13,011)
Morgan Stanley	Royal Dutch Shell plc	1/17/2050	GBP	4,684	5,737
					$(19,136)

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	12/16/2015	BRL	(392,532)	$20,107
Morgan Stanley	KFE KOSPI 200 Futures Contracts	12/10/2015	KRW	(418,310)	(22,372)
					$(2,265)

See Accompanying Notes to the Consolidated Financial Statements.

94

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences*

Counterparty	Description	Termination Date	Value
Bank of America Corp.	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	9/2/2016	47,233
Goldman Sachs International	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	8/28/2025 – 10/31/2025	22,090
Morgan Stanley	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	7/3/2017 – 11/2/2017	328,845
			398,168

*     See accompanying CFD schedules on the following pages for further details.

See Accompanying Notes to the Consolidated Financial Statements.

95

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Australia
Bank of America Corp.	BHP Billiton plc	5,253	$(4,494)

	Switzerland
	Wizz Air Holdings plc	3,403	3,777

	United Kingdom
	Aviva plc	9,278	3,925
	Barratt Developments plc	9,993	123
	Berkeley Group Holdings plc	1,403	2,120
	BP plc	17,386	2,452
	British American Tobacco plc	1,243	671
	British Land Co. plc/The	12,724	3,725
	BT Group plc	28,767	16,343
	easyJet plc	1,559	72
	Imperial Tobacco Group plc	3,082	523
	ITV plc	34,501	2,552
	JD Sports Fashion plc	10,867	4,188
	Land Securities Group plc	9,791	4,226
	Legal & General Group plc	21,701	4,081
	Lloyds Banking Group plc	104,892	(2,814)
	Next plc	665	4,053
	Persimmon plc	2,123	785
	Prudential plc	4,883	(151)
	Reckitt Benckiser Group plc	1,842	4,641
	RELX plc	5,051	389
	Rio Tinto plc	4,729	(5,941)
	SABMiller plc	1,013	23
	Shawbrook Group plc	22	4
	Taylor Wimpey plc	27,484	3,093
			49,083
			48,366
	Net other receivables/(payables)		(1,133)
	Total Contracts for Differences, at value		$47,233

	Australia
Goldman Sachs International	Brambles Ltd.	8,968	1,151
	Coca-Cola Amatil Ltd.	10,360	(1,330)
	Cochlear Ltd.	1,110	2,699
	CSL Ltd.	1,033	995
	Tabcorp Holdings Ltd.	11,307	(2,016)
	TPG Telecom Ltd	2,729	234
			1,733

See Accompanying Notes to the Consolidated Financial Statements.

96

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Belgium
Goldman Sachs International (continued)	Delhaize Group	726	$1,237

	China
	Byd Co., Ltd.	12,000	(310)
	China Communications Construction Co., Ltd.	54,000	(557)
	China Petroleum & Chemical Corp.	108,000	(1,533)
	China Southern Airlines Co., Ltd.	58,000	(299)
	China Telecom Corp. Ltd.	134,000	(2,075)
	Dongfeng Motor Group Co., Ltd.	52,000	1,744
	FIH Mobile Ltd.	137,000	(530)
	Geely Automobile Holdings Ltd.	140,000	1,264
	Huaneng Power International, Inc.	58,000	(2,768)
	PetroChina Co., Ltd.	78,000	(101)
	Yangzijiang Shipbuilding Holdings Ltd.	80,000	571
			(4,594)
	Denmark
	Novo Nordisk A/S	1,177	(4,182)
	Vestas Wind Systems A/S	1,249	203
			(3,979)
	Finland
	Kone OYJ	1,727	(589)
	Nokian Renkaat OYJ	2,153	10,418
			9,829
	France
	Cie Generale des Etablissements Michelin	710	406
	Legrand S.A.	1,147	(517)
	Peugeot S.A.	4,456	270
	Plastic Omnium S.A.	806	(177)
	Safran S.A.	806	886
	Sanofi	407	(649)
	Schneider Electric SE	595	733
	Societe BIC S.A.	389	(128)
	Societe Generale S.A.	471	(655)
	Societe Television Francaise 1	4,508	(6,420)
	Thales S.A.	893	520
	Valeo S.A.	489	1,210
			(4,521)

See Accompanying Notes to the Consolidated Financial Statements.

97

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Germany
Goldman Sachs International (continued)	Brenntag AG	1,204	$1,298
	Continental AG	308	508
	Deutsche Post AG	2,229	(1,789)
	Duerr AG	696	1,623
	Fresenius SE & Co. KGaA	947	1,833
	Infineon Technologies AG	5,896	(2,691)
	Krones AG	467	1,181
	Merck KGaA	729	2,309
			4,272
	Hong Kong
	Brightoil Petroleum Holdings Ltd.	121,000	(468)
	China Everbright Ltd.	30,000	155
	China Power International Development Ltd.	98,000	(1,264)
	China Resources Beer Holdings Co., Ltd.	34,000	(1,228)
	Hang Seng Bank Ltd.	3,500	(452)
	Kunlun Energy Co., Ltd.	64,000	(248)
	Orient Overseas International Ltd.	9,000	(58)
	Shimao Property Holdings Ltd.	41,000	106
	Techtronic Industries Co., Ltd.	17,000	(329)
	Wharf Holdings Ltd./The	9,000	(697)
	Yue Yuen Industrial Holdings Ltd.	16,500	426
			(4,057)
	Ireland
	James Hardie Industries plc	3,183	378
	Jazz Pharmaceuticals plc	232	1,500
	Shire plc	943	(1,526)
			352
	Italy
	A2A S.p.A.	6,794	(45)
	Prysmian S.p.A.	3,101	—
			(45)
	Japan
	Alfresa Holdings Corp.	3,400	3,646
	Bandai Namco Holdings, Inc.	2,100	362
	Canon, Inc.	2,200	(1,659)
	Central Japan Railway Co.	300	1,402
	Dai Nippon Printing Co., Ltd.	6,000	2,059
	FANUC Corp.	200	3,114
	Fuji Electric Co., Ltd.	15,000	4,413

See Accompanying Notes to the Consolidated Financial Statements.

98

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Japan
Goldman Sachs International (continued)	Fuji Media Holdings, Inc.	4,600	$(648)
	FUJIFILM Holdings Corp.	1,200	1,613
	Fujitsu Ltd.	14,000	(2,635)
	Hitachi Construction Machinery Co., Ltd.	4,800	(55)
	Hoya Corp.	1,900	7,977
	Idemitsu Kosan Co., Ltd.	1,500	963
	ITOCHU Corp.	2,900	685
	Komatsu Ltd.	4,300	120
	Konica Minolta, Inc.	6,200	(7,840)
	Lawson, Inc.	800	640
	Medipal Holdings Corp.	4,000	3,644
	Mitsubishi Chemical Holdings Corp.	9,600	1,933
	Mitsubishi Electric Corp.	7,000	(612)
	Mitsubishi Motors Corp.	4,700	3,591
	Mitsubishi Tanabe Pharma Corp.	3,700	2,122
	Nikon Corp.	5,400	(1,184)
	Nippon Express Co., Ltd.	7,000	501
	Pola Orbis Holdings, Inc.	100	89
	Ricoh Co., Ltd.	6,400	(888)
	Sankyo Co., Ltd.	1,800	1,566
	Sega Sammy Holdings, Inc.	5,100	423
	Sumitomo Chemical Co., Ltd.	13,000	3,625
	Sumitomo Corp.	800	245
	Sumitomo Dainippon Pharma Co., Ltd.	5,100	209
	Sumitomo Heavy Industries Ltd.	12,000	(2,655)
	Suzuken Co., Ltd.	1,900	4,830
	Toppan Printing Co., Ltd.	7,000	2,248
	Toshiba Corp.	26,000	(646)
	Toyota Boshoku Corp.	3,800	3,511
	Yamazaki Baking Co., Ltd.	4,000	7,889
	Yokogawa Electric Corp.	2,200	1,354
			45,952
	Luxembourg
	Tenaris S.A.	333	(40)

	Netherlands
	Boskalis Westminster	1,453	1,589
	Koninklijke Ahold N.V.	3,294	960
	Wolters Kluwer N.V.	1,228	(27)
			2,522

See Accompanying Notes to the Consolidated Financial Statements.

99

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Norway
Goldman Sachs International (continued)	Orkla ASA	8,312	$2,202
	Statoil ASA	2,022	(762)
			1,440
	Puerto Rico
	Popular, Inc.	584	(377)

	Singapore
	ComfortDelGro Corp. Ltd.	32,300	(461)
	Singapore Technologies Engineering Ltd.	17,100	(122)
	StarHub Ltd.	24,200	(864)
	Wilmar International Ltd.	35,800	(511)
			(1,958)
	South Korea
	Amorepacific Corp.	211	(2,052)
	CJ CheilJedang Corp.	204	(4,289)
	CJ Corp.	287	(5,812)
	Hanon Systems	1,466	2,714
	Hanssem Co., Ltd.	300	(3,144)
	Hanwha Corp.	1,523	(1,681)
	Hyosung Corp.	622	(4,360)
	Hyundai Development Co-Engineering & Construction	1,476	(2,043)
	Hyundai Engineering & Construction Co., Ltd.	2,252	(2,538)
	Hyundai Steel Co.	824	(2,341)
	Korea Electric Power Corp.	944	(1,259)
	Korea Investment Holdings Co., Ltd.	1,073	(1,503)
	LG Chem Ltd.	251	(2,867)
	LG Uplus Corp.	6,052	(2,606)
	Lotte Chemical Corp.	302	(11,323)
	NCSoft Corp.	383	845
	SK Holdings Co., Ltd.	314	(311)
	SK Innovation Co., Ltd.	791	2,140
	S-Oil Corp.	1,248	836
			(41,594)
	Sweden
	Atlas Copco AB	2,716	(652)
	BillerudKorsnas AB	4,153	2,722
	Electrolux AB	2,355	(771)
	Sandvik AB	7,672	(314)
	Skanska AB	3,286	1,962
	Swedish Match AB	2,068	412
			3,359

See Accompanying Notes to the Consolidated Financial Statements.

100

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Switzerland
Goldman Sachs International (continued)	Actelion Ltd.	158	$256
	Baloise Holding AG	329	366
	Kuehne + Nagel International AG	499	404
	Sonova Holding AG	278	(422)
	Swiss Life Holding AG	290	646
	Swiss Re AG	715	362
			1,612
	Taiwan
	China Life Insurance Co., Ltd.	15,200	1
	Compal Electronics, Inc.	90,000	280
	Eclat Textile Co., Ltd.	1,000	232
	Formosa Petrochemical Corp.	27,000	(80)
	Foxconn Technology Co., Ltd.	23,210	(1,714)
	Hon Hai Precision Industry Co., Ltd.	24,000	(1,032)
	Innolux Corp.	88,000	(405)
	Pegatron Corp.	25,000	(613)
	Pou Chen Corp.	43,000	(2,117)
	Uni-President Enterprises Corp.	34,160	(418)
	United Microelectronics Corp.	94,000	(577)
	Yuanta Financial Holding Co., Ltd.	154,331	(1,662)
			(8,105)
	United Kingdom
	ASOS plc	947	88
	AstraZeneca plc	546	(244)
	Barratt Developments plc	6,034	(484)
	Berkeley Group Holdings plc	1,253	39
	Betfair Group plc	1,372	550
	Dialog Semiconductor plc	1,548	(715)
	Howden Joinery Group plc	8,781	1,327
	Inchcape plc	5,937	229
	John Wood Group plc	7,001	(1,241)
	Marks & Spencer Group plc	8,558	264
	Meggitt plc	9,006	(1,860)
	Persimmon plc	2,091	(451)
	SABMiller plc	1,321	1,018
	Stagecoach Group plc	6,628	143
	Taylor Wimpey plc	21,645	701
	Tullow Oil plc	7,156	(596)
	William Hill plc	12,104	93
			(1,139)

See Accompanying Notes to the Consolidated Financial Statements.

101

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Goldman Sachs International (continued)	Agilent Technologies, Inc.	1,882	$1,336
	American Capital Ltd.	2,119	731
	Anthem, Inc.	229	(1,269)
	Apple, Inc.	555	2,747
	Archer-Daniels-Midland Co.	849	(492)
	Aspen Technology, Inc.	1,694	2,202
	AutoNation, Inc.	647	1,417
	Brocade Communications Systems, Inc.	6,022	2,228
	Bruker Corp.	863	99
	Bunge Ltd.	52	(325)
	Cadence Design Systems, Inc.	2,886	1,356
	Cardinal Health, Inc.	814	90
	Carnival Corp.	242	58
	Carnival plc	1,262	331
	Centene Corp.	1,192	(1,621)
	CenturyLink, Inc.	2,551	1,454
	Charles River Laboratories International, Inc.	171	(205)
	Coca-Cola Enterprises, Inc.	731	439
	Corning, Inc.	3,840	1,306
	Deluxe Corp.	671	1,147
	Discovery Communications, Inc.	2,370	1,375
	Domino’s Pizza, Inc.	144	246
	Dover Corp.	961	1,903
	Expeditors International of Washington, Inc.	412	(276)
	F5 Networks, Inc.	347	(3,501)
	FactSet Research Systems, Inc.	249	306
	Fastenal Co.	952	1,066
	Genpact Ltd.	2,716	1,847
	Health Net, Inc.	1,060	(965)
	Herbalife Ltd.	1,112	2,913
	Hewlett-Packard Co.	1,810	(887)
	International Paper Co.	491	(157)
	Jabil Circuit, Inc.	2,385	400
	LifePoint Health, Inc.	964	3,097
	Lincoln Electric Holdings, Inc.	668	2,024
	McKesson Corp.	314	(904)
	Mead Johnson Nutrition Co.	464	1,234
	Mentor Graphics Corp.	195	185
	Mettler-Toledo International, Inc.	183	1,907
	Micron Technology, Inc.	2,239	(269)
	Molina Healthcare, Inc.	923	(3,766)
	Mosaic Co./The	2,028	(973)
	NetApp, Inc.	2,158	1,381

See Accompanying Notes to the Consolidated Financial Statements.

102

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Goldman Sachs International (continued)	NIKE, Inc.	522	$110
	ON Semiconductor Corp.	3,582	681
	PAREXEL International Corp.	259	91
	Penske Automotive Group, Inc.	1,135	(874)
	Rackspace Hosting, Inc.	276	(83)
	Robert Half International, Inc.	1,261	2,219
	SolarWinds, Inc.	179	36
	Synaptics, Inc.	198	117
	Synopsys, Inc.	1,186	723
	Teradata Corp.	2,273	639
	Tesoro Corp.	152	371
	Thor Industries, Inc.	723	586
	Triumph Group, Inc.	468	1,390
	Ulta Salon Cosmetics & Fragrance, Inc.	32	156
	Valero Energy Corp.	1,031	3,567
	Varian Medical Systems, Inc.	879	2,074
	Wal-Mart Stores, Inc.	1,099	(294)
	WESCO International, Inc.	528	1,521
	Western Digital Corp.	941	(448)
	Western Refining, Inc.	1,377	1,377
	Westlake Chemical Corp.	1,260	4,108
	Whole Foods Market, Inc.	2,042	(470)
	Xerox Corp	4,483	448
			39,260
			41,159
	Net other receivables/(payables)		110,409
	Total Contracts for Differences, at value		$151,568

	Australia
	Alumina Ltd.	(58,105)	3,314
	Crown Resorts Ltd.	(9,258)	1,981
	Newcrest Mining Ltd.	(1,966)	1,865
	Origin Energy Ltd.	(14,706)	1,437
	Ramsay Health Care Ltd.	(1,438)	(1,374)
	Santos Ltd.	(15,825)	5,379
	Seek Ltd.	(7,203)	308
	Sydney Airport	(15,587)	(222)
			12,688

See Accompanying Notes to the Consolidated Financial Statements.

103

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Belgium
Goldman Sachs International (continued)	UCB S.A.	(741)	$(2,371)

	China
	21Vianet Group, Inc.	(2,892)	1,154
	Anhui Conch Cement Co., Ltd.	(5,500)	(106)
	China Mengniu Dairy Co., Ltd.	(36,000)	(1,393)
	China Shenhua Energy Co., Ltd.	(42,500)	(110)
	Lenovo Group Ltd.	(76,000)	(2,844)
	Semiconductor Manufacturing International Corp.	(156,000)	—
	Tingyi Cayman Islands Holding Corp.	(42,000)	542
	Tsingtao Brewery Co., Ltd.	(14,000)	(90)
			(2,847)
	Denmark
	Carlsberg A/S	(802)	296
	Coloplast A/S	(893)	290
	H Lundbeck A/S	(2,095)	1,080
	Tryg A/S	(3,494)	567
			2,233
	Finland
	Fortum OYJ	(326)	111
	Metso OYJ	(3,028)	(566)
	Neste OYJ	(2,673)	(1,440)
			(1,895)
	France
	Accor S.A.	(820)	325
	Carrefour S.A.	(2,230)	441
	Casino Guichard Perrachon S.A.	(1,237)	1,062
	Edenred	(3,905)	730
	Kering	(402)	(332)
	Orpea	(792)	270
	Renault S.A.	(626)	(2,980)
	Rexel S.A.	(3,822)	(484)
	Zodiac Aerospace	(2,905)	(303)
			(1,271)

See Accompanying Notes to the Consolidated Financial Statements.

104

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Germany
Goldman Sachs International (continued)	Bayerische Motoren Werke AG	(738)	$(317)
	Daimler AG	(891)	(78)
	Deutsche Lufthansa AG	(1,581)	1,478
	Fraport AG Frankfurt Airport Services Worldwide	(1,028)	2,601
	HUGO BOSS AG	(161)	106
	SAP SE	(992)	(1,124)
	United Internet AG	(867)	243
	Volkswagen AG	(545)	(1,229)
			1,680
	Hong Kong
	Bank of East Asia Ltd./The	(19,400)	—
	Beijing Enterprises Holdings Ltd.	(10,500)	677
	BOC Hong Kong Holdings Ltd.	(21,500)	1,942
	Brilliance China Automotive Holdings Ltd.	(54,000)	(1,393)
	Cathay Pacific Airways Ltd.	(34,000)	263
	China Agri-Industries Holdings Ltd.	(36,000)	186
	China Merchants Holdings International Co., Ltd.	(20,000)	1,295
	China Overseas Land & Investment Ltd.	(4,000)	129
	China Overseas Property Holdings Ltd.	(1,333)	(12)
	China Unicom Hong Kong Ltd.	(50,000)	93
	CITIC Ltd.	(35,000)	(181)
	COSCO Pacific Ltd	(46,000)	—
	Haier Electronics Group Co., Ltd.	(38,000)	1,079
	Henderson Land Development Co., Ltd.	(10,000)	1,935
	Hong Kong & China Gas Co., Ltd.	(34,000)	1,404
	Li & Fung Ltd.	(94,000)	(2,183)
	MTR Corp Ltd.	(5,000)	355
	Power Assets Holdings Ltd.	(7,000)	813
	Value Partners Group Ltd.	(31,000)	(640)
			5,762
	Ireland
	Endo International plc	(1,080)	(1,414)
	Medtronic plc	(973)	(1,207)
			(2,621)

See Accompanying Notes to the Consolidated Financial Statements.

105

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Italy
Goldman Sachs International (continued)	Atlantia S.p.A.	(2,234)	$270
	Finmeccanica S.p.A.	(5,165)	2,727
			2,997
	Japan
	Aozora Bank Ltd.	(18,000)	(1,011)
	Asics Corp.	(2,700)	(1,231)
	Calbee, Inc.	(2,000)	(1,492)
	Casio Computer Co., Ltd.	(3,500)	(1,305)
	Chugai Pharmaceutical Co., Ltd.	(1,100)	(957)
	Don Quijote Holdings Co., Ltd.	(1,700)	423
	Ezaki Glico Co., Ltd.	(100)	(157)
	Hamamatsu Photonics KK	(2,900)	(1,956)
	Hino Motors Ltd.	(4,700)	(78)
	Hirose Electric Co., Ltd.	(600)	(249)
	Hiroshima Bank Ltd./The	(9,000)	(336)
	Hitachi Chemical Co., Ltd.	(3,100)	951
	Hitachi Metals Ltd.	(1,700)	3,438
	IHI Corp.	(16,000)	(928)
	Iyo Bank Ltd./The	(600)	5
	Japan Airport Terminal Co., Ltd.	(1,400)	(487)
	Joyo Bank Ltd./The	(7,000)	(348)
	Kakaku.com, Inc.	(3,000)	(1,517)
	Kansai Paint Co., Ltd.	(3,000)	(1,653)
	Keihan Electric Railway Co., Ltd.	(9,000)	(1,865)
	Kyushu Electric Power Co., Inc.	(5,400)	(45)
	M3, Inc.	(3,300)	(3,200)
	Mabuchi Motor Co., Ltd.	(1,500)	(1,119)
	Makita Corp.	(300)	691
	Marui Group Co., Ltd.	(4,000)	(1,137)
	Minebea Co., Ltd.	(6,000)	514
	MISUMI Group, Inc.	(1,400)	(793)
	NGK Spark Plug Co., Ltd.	(2,800)	(226)
	Nidec Corp.	(900)	(1,589)
	Nippon Paint Holdings Co., Ltd.	(3,700)	(384)
	Nissan Chemical Industries Ltd.	(2,900)	(2,887)
	Obic Co., Ltd.	(1,400)	(2,639)
	Ono Pharmaceutical Co., Ltd.	(300)	(3,356)
	Ryohin Keikaku Co., Ltd.	(300)	(878)
	Santen Pharmaceutical Co., Ltd.	(4,100)	(2,157)
	Shimadzu Corp.	(4,000)	(2,652)

See Accompanying Notes to the Consolidated Financial Statements.

106

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Japan
Goldman Sachs International (continued)	Shimano, Inc.	(100)	$207
	SoftBank Group Corp.	(200)	(356)
	Sohgo Security Services Co., Ltd.	(1,400)	(3,364)
	Square Enix Holdings Co., Ltd.	(200)	(25)
	Sundrug Co., Ltd.	(1,200)	(220)
	Suruga Bank Ltd.	(3,500)	(1,855)
	Tobu Railway Co., Ltd.	(14,000)	(381)
	Tosoh Corp.	(2,000)	116
	Unicharm Corp.	(1,600)	(1,415)
	Yamaha Motor Co., Ltd.	(1,600)	278
			(39,625)
	Jordan
	Hikma Pharmaceuticals plc	(2,010)	(1,766)

	Netherlands
	ASML Holding N.V.	(747)	(8)
	Gemalto N.V.	(989)	4,578
	SBM Offshore N.V.	(4,299)	1,371
			5,941
	Norway
	Schibsted ASA	(1,855)	4,258

	Singapore
	Genting Singapore plc	(116,400)	1,661
	Sembcorp Industries Ltd.	(25,400)	363
	Singapore Post Ltd.	(42,800)	153
	Singapore Press Holdings Ltd.	(4,000)	124
			2,301
	South Korea
	E-MART, Inc.	(336)	947
	GS Holdings Corp.	(1,590)	(494)
	Hyundai Department Store Co., Ltd.	(249)	880
	Hyundai Glovis Co., Ltd.	(179)	1,276
	Hyundai Heavy Industries Co., Ltd.	(805)	2,744
	Hyundai Motor Co.	(487)	318
	Kangwon Land, Inc.	(1,780)	2,574
	KCC Corp.	(197)	4,223
	KEPCO Plant Service & Engineering Co., Ltd.	(592)	1,479
	Korea Aerospace Industries Ltd.	(1,040)	(1,182)

See Accompanying Notes to the Consolidated Financial Statements.

107

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	South Korea
Goldman Sachs International (continued)	Korea Zinc Co., Ltd.	(160)	$2,725
	LG Electronics, Inc.	(1,683)	8,168
	Lotte Shopping Co., Ltd.	(285)	3,110
	Orion Corp.	(82)	4,758
	POSCO	(381)	3,519
	Samsung Electro-Mechanics Co., Ltd.	(1,227)	2,623
	Samsung Electronics Co., Ltd.	(68)	(3,193)
	Samsung Fire & Marine Insurance Co., Ltd.	(79)	3
	Samsung Heavy Industries Co., Ltd.	(1,895)	344
	Samsung SDI Co., Ltd.	(710)	3,670
	SK Hynix, Inc.	(608)	534
			39,026
	Sweden
	Assa Abloy AB	(3,583)	294
	Getinge AB	(380)	(67)
	Hexagon AB	(2,134)	(574)
	ICA Gruppen AB	(1,614)	(869)
	Meda AB	(4,541)	(850)
	Tele2 AB	(6,742)	(434)
			(2,500)
	Switzerland
	Barry Callebaut AG	(57)	(346)
	Chocoladefabriken Lindt & Spruengli AG	(1)	(531)
	Dufry AG	(554)	1,233
	LafargeHolcim Ltd.	(167)	(17)
			339
	Taiwan
	Catcher Technology Co., Ltd.	(6,000)	552
	Cheng Shin Rubber Industry Co., Ltd.	(10,000)	264
	China Development Financial Holding Corp.	(230,000)	1,060
	China Steel Corp.	(39,000)	900
	Formosa Plastics Corp.	(30,000)	2,584
	Inotera Memories, Inc.	(105,000)	(4,371)
	MediaTek, Inc.	(8,000)	367
	Mega Financial Holding Co., Ltd.	(34,000)	470
	Nan Ya Plastics Corp.	(14,000)	516
	Quanta Computer, Inc.	(36,000)	1,439

See Accompanying Notes to the Consolidated Financial Statements.

108

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Taiwan
Goldman Sachs International (continued)	Siliconware Precision Industries Co., Ltd.	(3,908)	$66
	Taiwan Cement Corp.	(56,000)	2,067
			5,914
	United Kingdom
	Aggreko plc	(4,771)	846
	Ashtead Group plc	(4,603)	142
	Babcock International Group plc	(4,688)	145
	BAE Systems plc	(9,567)	(914)
	BTG plc	(7,438)	1,605
	CNH Industrial N.V.	(9,886)	598
	Cobham plc	(14,522)	(414)
	G4S plc	(18,380)	170
	GlaxoSmithKline plc	(3,378)	807
	Greene King plc	(5,328)	288
	IMI plc	(2,982)	253
	J Sainsbury plc	(17,082)	684
	Melrose Industries plc	(15,990)	222
	Micro Focus International plc	(2,157)	(698)
	St James’s Place plc	(5,039)	(466)
	Standard Life plc	(7,262)	403
	Tate & Lyle plc	(5,155)	(40)
	Tesco plc	(24,400)	2,049
	Thomas Cook Group plc	(32,655)	(201)
	Travis Perkins plc	(2,169)	(827)
			4,652
	United States
	ABIOMED, Inc.	(502)	10,276
	AECOM	(368)	(364)
	Allergan plc	(183)	(4,154)
	Alliance Data Systems Corp.	(252)	(948)
	Altera Corp.	(1,207)	97
	athenahealth, Inc.	(24)	(72)
	Becton Dickinson and Co.	(482)	(853)
	Belden, Inc.	(1,026)	(13,030)
	Bio-Techne Corp.	(550)	4,257
	BorgWarner, Inc.	(560)	482
	Cabela’s, Inc.	(1,566)	(7,626)
	Cerner Corp.	(1,080)	205
	Cheniere Energy, Inc.	(911)	(4,063)
	Cognizant Technology Solutions Corp.	(955)	143
	Cooper Cos., Inc./The	(434)	(2,543)
	Cypress Semiconductor Corp.	(7,511)	(4,507)

See Accompanying Notes to the Consolidated Financial Statements.

109

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Goldman Sachs International (continued)	Danaher Corp.	(689)	$(745)
	Deere & Co.	(851)	(2,053)
	DexCom, Inc.	(364)	98
	Dynegy, Inc.	(2,472)	(2,596)
	FireEye, Inc.	(1,993)	2,113
	FleetCor Technologies, Inc.	(438)	(1,559)
	FMC Corp.	(1,447)	(6,396)
	Global Payments, Inc.	(422)	(2,291)
	Guidewire Software, Inc.	(1,239)	(2,267)
	Harris Corp.	(893)	(3,768)
	Hertz Global Holdings, Inc.	(3,576)	(2,539)
	IHS, Inc.	(486)	(408)
	Impax Laboratories, Inc.	(1,730)	1,159
	JM Smucker Co./The	(539)	(156)
	Kate Spade & Co.	(1,637)	2,194
	Monster Beverage Corp.	(451)	1,935
	Motorola Solutions, Inc.	(924)	(9)
	Netflix, Inc.	(14)	(74)
	Post Holdings, Inc.	(1,023)	(829)
	Priceline Group, Inc./The	(52)	(2,650)
	Reynolds American, Inc.	(1,451)	44
	salesforce.com, inc.	(705)	28
	Solera Holdings, Inc.	(635)	(438)
	Spectrum Brands Holdings, Inc.	(161)	(430)
	Splunk, Inc.	(1,162)	(1,766)
	SunEdison, Inc.	(539)	(113)
	SYNNEX Corp.	(556)	1,612
	Sysco Corp.	(78)	18
	Tenet Healthcare Corp.	(1,690)	(2,856)
	Tesla Motors, Inc.	(253)	865
	TreeHouse Foods, Inc.	(739)	902
	Under Armour, Inc.	(640)	(224)
	United Natural Foods, Inc.	(386)	297
	ViaSat, Inc.	(154)	(52)
	Vulcan Materials Co.	(306)	(1,524)
	Walgreens Boots Alliance, Inc.	(696)	7,294
	WR Grace & Co.	(688)	(1,507)
	Wynn Resorts Ltd.	(602)	(3,245)
	XPO Logistics, Inc.	(643)	(1,749)
			(46,385)
			(13,490)
	Net other receivables/(payables)		(115,988)
	Total Contracts for Differences, at value		$(129,478)

See Accompanying Notes to the Consolidated Financial Statements.

110

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Australia
Morgan Stanley	Amcor Ltd.	3,227	$139
	AMP Ltd.	6,676	(773)
	Australia & New Zealand Banking Group Ltd.	1,396	(2,130)
	Bank of Queensland Ltd.	3,772	(2,380)
	BHP Billiton Ltd.	782	(1,157)
	Caltex Australia Ltd.	1,318	(163)
	Challenger Ltd.	2,497	(63)
	Computershare Ltd.	3,853	(365)
	CSL Ltd.	528	15
	DUET Group	5,457	(91)
	Echo Entertainment Group Ltd.	3,718	(192)
	Federation Centres	14,337	(629)
	Fortescue Metals Group Ltd.	16,599	(3,231)
	Newcrest Mining Ltd.	3,751	(4,074)
	Telstra Corp. Ltd.	7,491	(1,059)
	TPG Telecom Ltd.	6,203	74
	Woodside Petroleum Ltd.	1,244	(993)
			(17,072)
	Austria
	ams AG	698	(1,565)
	Lenzing AG	114	(110)
	Oesterreichische Post AG	608	(781)
			(2,456)
	Belgium
	Ageas	727	(157)
	bpost S.A.	1,201	203
			46
	Bermuda
	Marvell Technology Group Ltd.	7,188	1,150
	Nabors Industries Ltd.	5,585	670
			1,820

See Accompanying Notes to the Consolidated Financial Statements.

111

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Canada
Morgan Stanley (continued)	Advantage Oil & Gas Ltd.	4,333	$723
	Bank of Nova Scotia/The	498	15
	Birchcliff Energy Ltd.	6,008	1,458
	Boardwalk Real Estate Investment Trust	188	41
	Canadian Imperial Bank of Commerce	495	(6)
	Canadian National Railway Co.	967	992
	Canadian Pacific Railway Ltd.	207	(893)
	Canadian Tire Corp. Ltd.	297	125
	Canfor Pulp Products, Inc.	2,310	105
	Cascades, Inc.	4,097	608
	CCL Industries, Inc.	263	571
	Cenovus Energy, Inc.	1,831	1,098
	Centerra Gold, Inc.	5,051	(2,739)
	Cogeco Cable, Inc.	584	324
	Cogeco, Inc.	677	901
	Constellation Software, Inc.	132	1,851
	CT Real Estate Investment Trust	3,646	578
	DH Corp.	53	116
	Element Financial Corp.	112	35
	Enghouse Systems Ltd.	653	1,108
	Finning International, Inc.	1,843	1,129
	Gluskin Sheff + Associates, Inc.	1,648	258
	Great Canadian Gaming Corp.	2,087	1,112
	Intertape Polymer Group, Inc.	2,362	(368)
	Labrador Iron Ore Royalty Corp.	1,215	(110)
	Linamar Corp.	660	479
	Magna International, Inc.	694	56
	Methanex Corp	736	1,224
	Osisko Gold Royalties Ltd.	2,103	(795)
	Pan American Silver Corp.	4,601	(2,801)
	Parkland Fuel Corp.	1,500	481
	Pason Systems, Inc.	1,911	1,055
	Penn West Petroleum Ltd.	3,702	389
	Progressive Waste Solutions Ltd.	1,372	2,470
	Sienna Senior Living, Inc.	2,163	770
	Smart Real Estate Investment Trust	72	28
	TELUS Corp.	999	72
	TransAlta Renewables, Inc.	3,676	(66)
	TransForce, Inc.	1,556	975
	WSP Global, Inc.	49	7
			13,376

See Accompanying Notes to the Consolidated Financial Statements.

112

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	China
Morgan Stanley (continued)	WuXi PharmaTech Cayman, Inc.	375	$(15)

	Colombia
	Pacific Exploration and Production Corp.	6,007	(763)

	Denmark
	AP Moeller — Maersk A/S	29	(305)
	Chr Hansen Holding A/S	740	128
	Coloplast A/S	347	(263)
	Novo Nordisk A/S	153	(596)
	Novozymes A/S	610	74
	Pandora A/S	582	(318)
	Tryg A/S	1,490	(404)
	Vestas Wind Systems A/S	688	(129)
			(1,813)
	Finland
	Fortum OYJ	1,632	(714)
	Konecranes OYJ	811	465
	Metsa Board OYJ	1,314	151
	Nokian Renkaat OYJ	1,169	5,415
	Wartsila OYJ Abp	574	(141)
			5,176
	France
	BNP Paribas S.A.	467	(462)
	Eurazeo S.A.	516	(354)
	Fonciere Des Regions	295	302
	SCOR SE	961	(257)
	Valeo S.A.	239	363
	Vinci S.A.	125	135
			(273)
	Germany
	Allianz SE	47	66
	Brenntag AG	148	104
	Deutsche Wohnen AG	305	(197)
	FUCHS PETROLUB SE	820	(1,218)
	Hannover Rueck SE	353	37
	HUGO BOSS AG	474	(621)
	K+S AG	313	(483)
	ProSiebenSat.1 Media SE	570	705

See Accompanying Notes to the Consolidated Financial Statements.

113

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Germany
Morgan Stanley (continued)	Rational AG	67	$304
	Talanx AG	918	(230)
	United Internet AG	667	(406)
	Zalando SE	242	(52)
			(1,991)
	Hong Kong
	Brightoil Petroleum Holdings Ltd.	79,000	(308)
	Chinese Estates Holdings Ltd.	7,500	(292)
	CLP Holdings Ltd.	3,813	(642)
	Guoco Group Ltd.	2,714	(195)
	HK Electric Investments & HK Electric Investments Ltd.	11,736	75
	Hongkong Land Holdings Ltd.	1,203	(301)
	Hopewell Holdings Ltd.	9,500	917
	Lifestyle International Holdings Ltd.	15,000	424
	Melco Crown Entertainment Ltd.	537	655
	Orient Overseas International Ltd.	5,500	(37)
	Power Assets Holdings Ltd.	3,500	(409)
	Wheelock & Co., Ltd.	6,000	(79)
			(192)
	Ireland
	Paddy Power plc	389	105
	Ryanair Holdings plc	770	(3,436)
			(3,331)
	Israel
	Check Point Software Technologies Ltd.	156	300
	First International Bank of Israel Ltd.	2,163	(327)
	Mobileye N.V.	264	469
	Taro Pharmaceutical Industries Ltd.	269	(204)
			238
	Italy
	Assicurazioni Generali S.p.A.	450	(34)
	De’ Longhi S.p.A.	1,352	(193)
	Enel S.p.A.	1,802	(128)
	Eni S.p.A.	1,557	(763)
	EXOR S.p.A.	710	(95)
	Ferrari N.V.	839	(2,869)
	Recordati S.p.A.	1,715	1,573
			(2,509)

See Accompanying Notes to the Consolidated Financial Statements.

114

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Japan
Morgan Stanley (continued)	Aeon Co., Ltd.	2,800	$(299)
	Bank of Yokohama Ltd./The	6,306	(203)
	Canon, Inc.	900	(762)
	Fukuoka Financial Group, Inc.	6,309	949
	Hokuriku Electric Power Co.	2,700	933
	Hoshizaki Electric Co., Ltd.	185	(117)
	Kaken Pharmaceutical Co., Ltd.	126	110
	Kissei Pharmaceutical Co., Ltd.	1,262	479
	Life Corp.	900	(330)
	Lion Corp.	6,893	831
	Mitsubishi Chemical Holdings Corp.	6,300	824
	Nichi-iko Pharmaceutical Co., Ltd.	900	1,137
	Nichirei Corp.	4,834	1,328
	Nippon Telegraph & Telephone Corp.	1,052	(169)
	Nipro Corp.	3,300	3,741
	Nishi-Nippon Railroad Co., Ltd.	7,000	(274)
	Nomura Real Estate Holdings, Inc.	1,600	3,150
	Obic Co., Ltd.	185	263
	Sapporo Holdings Ltd.	8,000	233
	Showa Denko KK	25,000	(303)
	Sohgo Security Services Co., Ltd.	290	657
	Sojitz Corp.	22,900	1,180
	Sumitomo Mitsui Financial Group, Inc.	679	121
	T&D Holdings, Inc.	2,700	(6)
	Toho Gas Co., Ltd.	6,305	(588)
	Toho Holdings Co., Ltd.	1,200	885
	Tokio Marine Holdings, Inc.	1,083	45
	Toyota Boshoku Corp.	3,000	2,250
	Tsumura & Co.	1,200	392
	Ube Industries Ltd.	20,000	1,868
	Yamazaki Baking Co., Ltd.	2,706	5,196
	Zenkoku Hosho Co., Ltd.	1,200	675
			24,196
	Jordan
	Hikma Pharmaceuticals plc	1,439	1,560

	Luxembourg
	APERAM S.A.	258	(314)
	Eurofins Scientific SE	27	(31)
	Millicom International Cellular S.A.	426	(1,114)
			(1,459)
	Malta
	Unibet Group plc	398	(271)

See Accompanying Notes to the Consolidated Financial Statements.

115

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Mexico
Morgan Stanley (continued)	Nemak SAB de CV	3,500	$(12)

	Netherlands
	AerCap Holdings N.V.	294	532
	Heineken Holding N.V.	426	(280)
	NN Group N.V.	262	21
	NXP Semiconductors N.V.	66	(789)
	Randstad Holding N.V.	144	354
			(162)
	New Zealand
	Air New Zealand Ltd.	19,197	(679)
	SKY Network Television Ltd.	8,339	(276)
			(955)
	Norway
	Aker Solutions ASA	5,019	(1,558)
	Borregaard ASA	3,259	296
	DNB ASA	641	(118)
	Kongsberg Gruppen ASA	1,540	605
	Protector Forsikring ASA	3,356	(1,216)
	SpareBank 1 SMN	3,782	438
	SpareBank 1 SR-Bank ASA	3,772	(48)
	Storebrand ASA	7,864	333
	TGS Nopec Geophysical Co. ASA	1,206	(165)
	Veidekke ASA	3,037	(198)
			(1,631)
	Portugal
	NOS SGPS S.A.	3,368	424
	Portucel S.A.	6,873	349
			773
	Qatar
	Qatar Gas Transport Co., Ltd.	5,012	(240)

	Russia
	Polymetal International plc	913	(124)

	Singapore
	Great Eastern Holdings Ltd.	1,000	52
	Haw Par Corp. Ltd.	2,800	71
	M1 Ltd.	11,400	(504)
	Mapletree Greater China Commercial Trust	39,600	26
	SATS Ltd.	3,012	(77)

See Accompanying Notes to the Consolidated Financial Statements.

116

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Singapore
Morgan Stanley (continued)	Singapore Post Ltd.	34,600	$(317)
	Starhill Global REIT	44,200	212
			(537)
	South Africa
	AVI Ltd.	5,061	(898)
	Capital Property Fund Ltd.	27,022	(1,260)
	Mondi plc	2,382	860
			(1,298)
	South Korea
	CJ E&M Corp.	400	(1,082)
	Lotte Chilsung Beverage Co., Ltd.	16	(673)
			(1,755)
	Spain
	Abertis Infraestructuras S.A.	1,219	(58)
	Amadeus IT Holding S.A.	786	(771)
	Distribuidora Internacional de Alimentacion S.A.	4,777	(137)
	Enagas S.A.	911	(19)
	Mapfre S.A.	7,932	131
			(854)
	Sweden
	AAK AB	124	305
	Alfa Laval AB	473	(70)
	Assa Abloy AB	452	(168)
	Atlas Copco AB	1,651	(1,524)
	Avanza Bank Holding AB	629	(284)
	Axfood AB	2,416	(630)
	Betsson AB	1,630	(674)
	BillerudKorsnas AB	2,305	929
	Castellum AB	1,814	(178)
	Clas Ohlson AB	1,774	(863)
	Electrolux AB	271	(206)
	Fabege AB	2,127	(514)
	Hexagon AB	888	(203)
	Hexpol AB	3,456	(2,559)
	Industrial & Financial Systems	748	514
	Intrum Justitia AB	947	(886)
	JM AB	1,141	(301)
	L E Lundbergforetagen AB	689	(353)
	Loomis AB	979	(169)
	Mekonomen AB	1,128	15

See Accompanying Notes to the Consolidated Financial Statements.

117

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Sweden
Morgan Stanley (continued)	NetEnt AB	889	$(731)
	Nordea Bank AB	2,122	(478)
	Sandvik AB	927	(164)
	Skandinaviska Enskilda Banken AB	2,083	(812)
	Skanska AB	1,412	457
	Telefonaktiebolaget LM Ericsson	793	86
	Wihlborgs Fastigheter AB	1,572	(164)
			(9,625)
	Switzerland
	Adecco S.A.	383	136
	Baloise Holding AG	221	157
	Emmi AG	19	255
	EMS-Chemie Holding AG	66	474
	Galenica AG	9	110
	Givaudan S.A.	17	(207)
	Kaba Holding AG	13	(8)
	Roche Holding AG	199	(94)
	Schindler Holding AG	176	189
	Sika AG	8	252
	Swiss Life Holding AG	153	217
	Swiss Re AG	314	60
	Wolseley plc	150	141
			1,682
	Taiwan
	OBI Pharma, Inc.	2,732	(651)

	United Arab Emirates
	Emirates Telecommunications Group Co., PJSC	4,671	191

	United Kingdom
	Auto Trader Group plc	1,637	167
	Berendsen plc	1,821	405
	Berkeley Group Holdings plc	242	86
	Close Brothers Group plc	372	30
	Daily Mail & General Trust plc	2,543	595
	Delphi Automotive plc	555	(605)
	Hammerson plc	885	(94)
	Imperial Tobacco Group plc	543	177
	Informa plc	924	16
	Intermediate Capital Group plc	3,705	(51)
	International Consolidated Airlines Group S.A.	941	(350)
	ITV plc	7,104	110

See Accompanying Notes to the Consolidated Financial Statements.

118

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United Kingdom
Morgan Stanley (continued)	Liberty Global plc	739	$11
	London Stock Exchange Group plc	216	7
	Man Group plc	12,153	291
	Markit Ltd.	2,395	599
	National Grid plc	584	(44)
	Next plc	298	689
	Optimal Payments plc	1,554	(995)
	Playtech plc	2,997	3,165
	Provident Financial plc	263	(88)
	Rightmove plc	474	388
	Royal Bank of Scotland Group plc	1,654	(172)
	Schroders plc	612	75
	Segro plc	5,289	(27)
	Severn Trent plc	844	55
	Stagecoach Group plc	5,416	299
	Standard Chartered plc	2,457	(655)
	Unilever N.V.	707	(219)
	Unilever plc	778	(579)
	United Utilities Group plc	2,134	75
	WH Smith plc	1,487	452
	WPP plc	1,681	136
			3,949
	United States
	Activision Blizzard, Inc.	1,018	(122)
	Agilent Technologies, Inc.	1,702	1,208
	AGL Resources, Inc.	566	255
	Akorn, Inc.	842	1,625
	Alcoa, Inc.	3,703	(164)
	Altera Corp.	1,136	(91)
	Amazon.com, Inc.	178	2,650
	AMERCO	8	41
	American Financial Group, Inc.	1,451	(784)
	Apple, Inc.	864	4,278
	Ashland, Inc.	334	1,643
	Avery Dennison Corp.	1,559	2,837
	Avnet, Inc.	2,368	(1,018)
	Axalta Coating Systems Ltd.	1,132	(2,173)
	Baker Hughes, Inc.	696	821
	Baxalta, Inc.	2,979	(1,132)
	Best Buy Co., Inc.	2,431	1,264
	Big Lots, Inc.	2,028	(1,197)
	BioMed Realty Trust, Inc.	2,132	256
	Black Knight Financial Services, Inc.	1,594	(48)

See Accompanying Notes to the Consolidated Financial Statements.

119

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Bloomin’ Brands, Inc.	4,081	$(2,530)
	Blue Buffalo Pet Products, Inc.	2,884	1,442
	Boeing Co./The	606	(236)
	Boston Scientific Corp.	5,883	8,588
	Brinker International, Inc.	1,864	(1,491)
	Cable One, Inc.	95	540
	Cablevision Systems Corp.	1,950	(429)
	Cameron International Corp.	815	799
	Cardinal Health, Inc.	1,276	140
	Casey’s General Stores, Inc.	981	(549)
	Cavium, Inc.	1,469	(1,146)
	CBRE Group, Inc.	3,001	8,372
	CDW Corp.	41	18
	CEB, Inc.	1,367	4,019
	Celanese Corp.	413	(49)
	Centene Corp.	1,069	(1,454)
	Charles River Laboratories International, Inc.	868	(1,042)
	Chico’s FAS, Inc.	5,265	737
	Choice Hotels International, Inc.	1,495	1,555
	Chubb Corp./The	138	(108)
	City National Corp.	385	4
	Cleco Corp.	1,019	71
	Coca-Cola Enterprises, Inc.	2,077	1,246
	Cognex Corp.	247	558
	Columbia Pipeline Group, Inc.	1,722	2,058
	Comerica, Inc.	2,083	2,458
	Computer Sciences Corp.	529	280
	Coty, Inc.	2,787	1,533
	CR Bard, Inc.	503	1,464
	Crown Holdings, Inc.	2,033	915
	Cytec Industries, Inc.	903	479
	Deluxe Corp.	1,643	2,810
	DexCom, Inc.	23	(6)
	Dick’s Sporting Goods, Inc.	1,712	2,277
	Domino’s Pizza, Inc.	817	1,397
	Dr Pepper Snapple Group, Inc.	1,369	(1,533)
	DST Systems, Inc.	924	3,354
	DuPont Fabros Technology, Inc.	925	(46)
	East West Bancorp, Inc.	2,446	2,006
	eBay, Inc.	1,602	(753)
	Edwards Lifesciences Corp.	1,108	5,844
	Electronic Arts, Inc.	1,831	(5,859)
	Eli Lilly & Co.	404	(221)
	Entergy Corp.	984	(295)

See Accompanying Notes to the Consolidated Financial Statements.

120

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Equity LifeStyle Properties, Inc.	1,797	$(3,828)
	Expedia, Inc.	1,053	9,676
	F5 Networks, Inc.	1,157	(11,673)
	Facebook, Inc.	1,307	(2,261)
	Fifth Third Bancorp	2,160	648
	First Industrial Realty Trust, Inc.	1,564	(1,157)
	FirstEnergy Corp.	2,841	28
	FLIR Systems, Inc.	1,161	(383)
	Ford Motor Co.	3,039	562
	Fortinet, Inc.	73	39
	Freescale Semiconductor Ltd.	1,422	(5,930)
	Gannett Co., Inc.	1,356	1,790
	Gap, Inc./The	2,433	1,703
	General Dynamics Corp.	795	692
	General Growth Properties, Inc.	3,388	271
	Global Payments, Inc.	28	152
	Goldman Sachs Group, Inc./The	562	669
	Goodyear Tire & Rubber Co./The	2,436	1,072
	GoPro, Inc.	680	(2,196)
	Graham Holdings Co.	95	(1,171)
	Great Plains Energy, Inc.	2,885	(1,010)
	Hanover Insurance Group, Inc./The	1,205	2,904
	Hawaiian Electric Industries, Inc.	1,349	$297
	HCA Holdings, Inc.	1,093	(11)
	HD Supply Holdings, Inc.	3,478	2,748
	HEICO Corp.	536	552
	Hertz Global Holdings, Inc.	1,728	1,227
	Hilton Worldwide Holdings, Inc.	3,369	(1,078)
	Home Depot, Inc./The	891	(618)
	Hudson City Bancorp, Inc.	6,103	(183)
	Huntington Ingalls Industries, Inc.	304	2,982
	Illinois Tool Works, Inc.	371	505
	IMS Health Holdings, Inc.	117	(19)
	Incyte Corp.	1,159	(127)
	Ingram Micro, Inc.	3,007	2,676
	Integra LifeSciences Holdings Corp.	1,697	4,735
	Intercontinental Exchange, Inc.	444	(1,470)
	Interpublic Group of Cos, Inc./The	3,562	1,603
	Intrexon Corp.	1,007	(373)
	Invesco Ltd.	2,105	(211)
	Investors Bancorp, Inc.	3,702	(555)
	Isis Pharmaceuticals, Inc.	1,687	(6,326)
	ITT Corp.	2,723	4,520
	Jack in the Box, Inc.	1,199	(815)

See Accompanying Notes to the Consolidated Financial Statements.

121

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Jacobs Engineering Group, Inc.	854	$1,939
	JetBlue Airways Corp.	4,664	(2,425)
	Jones Lang LaSalle, Inc.	453	6,676
	Joy Global, Inc.	514	339
	Juniper Networks, Inc.	4,358	(654)
	Kellogg Co.	491	(255)
	KeyCorp	7,392	(6,653)
	L Brands, Inc.	1,418	1,872
	Lamar Advertising Co.	1,670	—
	Lennar Corp.	474	(204)
	Lexmark International, Inc.	2,534	3,978
	Liberty Broadband Corp.	637	1,178
	Liberty Interactive Corp QVC Group	1,284	(732)
	Liberty Media Corp.	928	854
	LifePoint Health, Inc.	1,283	4,272
	Lincoln Electric Holdings, Inc.	356	1,079
	Live Nation Entertainment Inc	1,235	41
	Lowe’s Cos., Inc.	939	526
	LyondellBasell Industries N.V.	1,235	3,063
	Marathon Oil Corp.	441	560
	Marathon Petroleum Corp.	692	1,951
	Markel Corp.	4	(40)
	Marriott Vacations Worldwide Corp.	875	1,479
	Masco Corp.	4,071	2,992
	McDonald’s Corp.	304	185
	MEDNAX, Inc.	39	(102)
	Michaels Cos., Inc./The	2,715	2,824
	Microsoft Corp.	2,271	(2,385)
	Molson Coors Brewing Co.	1,298	1,804
	Mosaic Co./The	1,911	(917)
	National Fuel Gas Co.	2,039	1,652
	NextEra Energy, Inc.	727	(1,047)
	NIKE, Inc.	711	149
	NiSource, Inc.	1,722	77
	Northrop Grumman Corp.	595	4,254
	Nu Skin Enterprises, Inc.	867	(259)
	NxStage Medical, Inc.	1,934	503
	Office Depot, Inc.	6,238	1,185
	Owens & Minor, Inc.	944	424
	Owens Corning	729	(262)
	Owens-Illinois, Inc.	4,629	(5,138)
	Papa John’s International, Inc.	1,581	(2,814)
	PayPal Holdings, Inc.	1,602	112
	Pfizer, Inc.	3,161	(3,698)

See Accompanying Notes to the Consolidated Financial Statements.

122

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Philip Morris International, Inc.	1,200	$(504)
	Pitney Bowes, Inc.	4,585	(229)
	Post Properties, Inc.	1,345	(2,112)
	PPL Corp.	2,278	228
	Precision Castparts Corp.	411	21
	Principal Financial Group, Inc.	1,850	2,165
	Procter & Gamble Co./The	114	773
	PTC, Inc.	980	1,382
	Radian Group, Inc.	2,037	(20)
	Radius Health, Inc.	560	(470)
	Rambus, Inc.	6,583	(1,382)
	Red Hat, Inc.	1,374	1,704
	Regency Centers Corp.	1,112	222
	Regions Financial Corp.	3,775	415
	Reinsurance Group of America, Inc.	933	(3,723)
	Rockwell Automation, Inc.	324	1,270
	Ryder System, Inc.	550	1,947
	Sabre Corp.	117	(27)
	SeaSpine Holdings Corp.	377	(19)
	Sigma-Aldrich Corp.	803	(8)
	Signature Bank	12	22
	Sirius XM Holdings, Inc.	24,862	—
	Skechers U.S.A., Inc.	39	5
	Snap-on, Inc.	749	3,738
	SolarWinds, Inc.	572	114
	Solera Holdings, Inc.	1,214	838
	Sonoco Products Co.	806	417
	Southwestern Energy Co.	637	255
	Spirit AeroSystems Holdings, Inc.	1,559	1,263
	Spok Holdings, Inc.	785	534
	SS&C Technologies Holdings, Inc.	493	666
	St Jude Medical, Inc.	836	844
	Stanley Black & Decker, Inc.	984	30
	Starwood Hotels & Resorts Worldwide, Inc.	1,135	5,743
	SunPower Corp.	1,351	(705)
	Sunstone Hotel Investors, Inc.	6,080	2,310
	SunTrust Banks, Inc.	2,296	850
	Superior Energy Services, Inc.	3,434	(2,404)
	Synovus Financial Corp.	3,716	1,189
	Talen Energy Corp.	304	(43)
	Team Health Holdings, Inc.	835	(58)
	TECO Energy, Inc.	2,495	(399)
	Tenneco, Inc.	1,742	4,285
	TerraForm Global, Inc.	393	98

See Accompanying Notes to the Consolidated Financial Statements.

123

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Time Warner Cable, Inc.	870	$5,264
	TopBuild Corp.	451	(298)
	United Rentals, Inc.	586	1,688
	Universal Health Services, Inc.	635	3,842
	Valero Energy Corp.	1,709	5,914
	Varian Medical Systems, Inc.	448	1,057
	Vertex Pharmaceuticals, Inc.	889	3,316
	Vista Outdoor, Inc.	2,362	5,551
	Western Alliance Bancorp	2,960	1,598
	WisdomTree Investments, Inc.	950	1,083
	WPX Energy, Inc.	7,379	2,730
	WR Berkley Corp.	1,831	(1,666)
	WW Grainger, Inc.	160	1,206
	Xerox Corp.	8,472	847
	Xylem, Inc.	3,095	1,733
	Yahoo!, Inc.	2,244	2,962
			124,457
			127,475
	Net other receivables/(payables)		238,702
	Total Contracts for Differences, at value		$366,177

	Australia
	BHP Billiton plc	(782)	891
	BlueScope Steel Ltd.	(7,239)	(197)
	Commonwealth Bank of Australia	(510)	768
	Healthscope Ltd.	(14,596)	(130)
	Incitec Pivot Ltd.	(10,663)	(114)
	QBE Insurance Group Ltd.	(3,141)	1,193
	Santos Ltd.	(4,740)	1,994
	Scentre Group	(9,917)	558
	Tatts Group Ltd.	(11,033)	840
	Transurban Group	(4,435)	147
	Treasury Wine Estates Ltd.	(8,314)	1,561
	Westfield Corp.	(3,999)	385
	Westpac Banking Corp.	(1,109)	649
			8,545
	Austria
	Raiffeisen Bank International AG	(1,518)	(227)
	Telekom Austria AG	(4,048)	717
			490

See Accompanying Notes to the Consolidated Financial Statements.

124

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Bermuda
Morgan Stanley (continued)	Hoegh LNG Holdings Ltd.	(2,427)	$1,011
	Validus Holdings Ltd.	(2,587)	(983)
			28
	Brazil
	AES Tiete S.A.	(473)	(30)
	Banco do Estado do Rio Grande do Sul S.A.	(12,300)	(313)
	EcoRodovias Infraestrutura e Logistica S.A.	(14,100)	656
	Usinas Siderurgicas de Minas Gerais S.A.	(2,307)	(12)
	Via Varejo S.A.	(1,474)	8
			309
	Canada
	Amaya, Inc.	(902)	(45)
	ATS Automation Tooling Systems, Inc.	(2,454)	(894)
	B2Gold Corp.	(14,574)	907
	CAE, Inc.	(992)	(56)
	Callidus Capital Corp.	(3,166)	(144)
	Canadian Real Estate Investment Trust	(903)	(241)
	Canadian Utilities Ltd.	(784)	(622)
	Cominar Real Estate Investment Trust	(2,224)	292
	Detour Gold Corp.	(2,911)	2,591
	DHX Media Ltd.	(4,955)	(1,106)
	Dorel Industries, Inc.	(862)	(160)
	Empire Co., Ltd.	(1,233)	(645)
	Enbridge, Inc.	(577)	(710)
	Fortis, Inc.	(934)	308
	Franco-Nevada Corp.	(671)	2,175
	Freehold Royalties Ltd.	(1,789)	(37)
	Goldcorp, Inc.	(2,480)	5,603
	Home Capital Group, Inc.	(720)	(407)
	HudBay Minerals, Inc.	(3,585)	(636)
	Hudson’s Bay Co.	(1,779)	787
	Industrial Alliance Insurance & Financial Services, Inc.	(801)	(573)
	Lundin Mining Corp.	(6,957)	551
	MacDonald Dettwiler & Associates Ltd.	(381)	(350)
	MAG Silver Corp.	(4,514)	1,442
	Maple Leaf Foods, Inc.	(1,475)	746
	Mountain Province Diamonds, Inc.	(10,180)	2,266
	New Gold, Inc.	(6,966)	2,312
	NOVAGOLD Resources, Inc.	(7,848)	1,666
	Parex Resources, Inc.	(4,631)	(2,143)
	ProMetic Life Sciences, Inc.	(14,673)	(3,289)

See Accompanying Notes to the Consolidated Financial Statements.

125

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Canada
Morgan Stanley (continued)	Raging River Exploration, Inc.	(4,620)	$(2,386)
	Restaurant Brands International, Inc.	(2,487)	(671)
	Royal Bank of Canada	(288)	(162)
	Sears Canada, Inc.	(2,728)	(791)
	SNC-Lavalin Group, Inc.	(835)	(576)
	SunOpta, Inc.	(3,997)	(440)
	TMX Group Ltd.	(681)	(600)
	Toronto-Dominion Bank/The	(800)	313
	TransAlta Corp.	(905)	167
	Turquoise Hill Resources Ltd.	(8,756)	1,030
	Vermilion Energy, Inc.	(587)	(1,018)
	Yamana Gold, Inc.	(9,410)	2,873
			7,327
	China
	Alibaba Group Holding Ltd.	(853)	(3,746)
	China Life Insurance Co., Ltd.	(2,325)	1,372
	FIH Mobile Ltd.	(68,000)	266
			(2,108)
	Finland
	Metso OYJ	(900)	(31)
	Outotec OYJ	(5,775)	2,093
			2,062
	France
	Alcatel-Lucent	(7,762)	(3,237)
	Alstom S.A.	(988)	(77)
	Arkema S.A.	(476)	(129)
	Cie de Saint-Gobain	(588)	968
	Dassault Aviation S.A.	(22)	459
	Iliad S.A.	(125)	213
	JCDecaux S.A.	(919)	77
	Pernod Ricard S.A.	(295)	(174)
	Remy Cointreau S.A.	(675)	(123)
	Rexel S.A.	(1,914)	(79)
			(2,102)
	Germany
	Celesio AG	(1,015)	138
	Commerzbank AG	(2,095)	492
	Deutsche Bank AG	(1,081)	2,589
	Deutsche Boerse AG	(478)	604
	Fresenius Medical Care AG & Co. KGaA	(331)	(670)
	LANXESS AG	(577)	22

See Accompanying Notes to the Consolidated Financial Statements.

126

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Germany
Morgan Stanley (continued)	MAN SE	(295)	$98
	MTU Aero Engines AG	(297)	(291)
	Porsche Automobil Holding SE	(434)	(115)
	Puma SE	(169)	(146)
	Telefonica Deutschland Holding AG	(5,030)	92
	Volkswagen AG	(148)	120
	Vonovia SE	(1,108)	575
			3,508
	Greece
	Diana Shipping, Inc.	(1,363)	(55)

	Hong Kong
	ASM Pacific Technology Ltd.	(3,300)	321
	Esprit Holdings Ltd.	(23,000)	(2,105)
	Goldin Properties Holdings Ltd.	(10,000)	233
	Hang Seng Bank Ltd.	(1,500)	408
	New World China Land Ltd.	(48,000)	1,798
	New World Development Co., Ltd.	(27,000)	559
	Shangri-La Asia Ltd.	(18,000)	164
	Sun Hung Kai Properties Ltd.	(1,421)	478
			1,856
	Ireland
	Grafton Group plc	(3,244)	(511)
	iShares Core FTSE 100 UCITS ETF	(12,019)	581
	King Digital Entertainment plc	(7,619)	(2,133)
	XL Group plc	(2,930)	117
			(1,946)
	Israel
	Elbit Systems Ltd.	(577)	1,338
	Israel Corp Ltd./The	(54)	428
	NICE-Systems Ltd.	(607)	(2,521)
	SodaStream International Ltd.	(1,566)	(579)
	Teva Pharmaceutical Industries Ltd.	(654)	(1,090)
			(2,424)
	Italy
	Banco Popolare SC	(1,603)	807
	Brunello Cucinelli S.p.A	(1,483)	169
	Davide Campari-Milano S.p.A	(4,817)	952
	Enel Green Power S.p.A.	(15,307)	457
	Fincantieri S.p.A.	(34,238)	(121)
	Finmeccanica S.p.A.	(3,646)	2,236

See Accompanying Notes to the Consolidated Financial Statements.

127

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Italy
Morgan Stanley (continued)	Intesa Sanpaolo S.p.A.	(19,233)	$2,263
	Prada S.p.A	(6,900)	(221)
	Salini Impregilo S.p.A.	(6,254)	(695)
	Telecom Italia S.p.A.	(29,897)	(3,311)
	World Duty Free S.p.A.	(48)	3
			2,539
	Japan
	Acom Co., Ltd.	(10,600)	968
	Activia Properties, Inc.	(8)	(696)
	Aiful Corp.	(7,700)	28
	Bank of Kyoto Ltd./The	(3,546)	108
	Chiba Bank Ltd./The	(3,538)	(128)
	Chugoku Bank Ltd./The	(1,700)	129
	COLOPL, Inc.	(1,544)	307
	COOKPAD, Inc.	(1,600)	212
	Daiwa House Residential Investment Corp.	(11)	(320)
	Daiwa Office Investment Corp.	(6)	(756)
	Disco Corp.	(379)	(841)
	GLP J-Reit	(25)	(469)
	Hulic Co., Ltd.	(3,300)	148
	Ibiden Co., Ltd.	(559)	125
	Industrial & Infrastructure Fund Investment Corp.	(6)	(367)
	Invincible Investment Corp.	(49)	47
	Japan Hotel REIT Investment Corp.	(57)	(450)
	Japan Real Estate Investment Corp.	(6)	40
	Japan Retail Fund Investment Corp.	(14)	93
	Japan Tobacco, Inc.	(1,262)	(309)
	K’s Holdings Corp.	(800)	218
	Mitsubishi Logistics Corp.	(632)	17
	Mixi, Inc.	(838)	(774)
	Mori Hills REIT Investment Corp.	(24)	(210)
	Nihon M&A Center, Inc.	(600)	(11,748)
	Nippon Paint Holdings Co., Ltd.	(800)	31
	Nomura Research Institute Ltd.	(1,210)	(957)
	Oki Electric Industry Co., Ltd.	(14,000)	(860)
	Orient Corp.	(18,500)	(1,272)
	Orix JREIT, Inc.	(22)	180
	Sharp Corp.	(6,571)	295
	SK Kaken Co., Ltd.	(365)	16
	SoftBank Group Corp.	(473)	(687)
	Sumitomo Mitsui Trust Holdings, Inc.	(9,455)	39
	Topcon Corp.	(1,400)	(707)

See Accompanying Notes to the Consolidated Financial Statements.

128

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Japan
Morgan Stanley (continued)	United Urban Investment Corp.	(22)	$329
	Yahoo Japan Corp.	(4,500)	(504)
			(18,725)
	Jersey
	Randgold Resources Ltd.	(400)	1,778

	Luxembourg
	B&M European Value Retail S.A.	(5,585)	(122)

	Malaysia
	AirAsia Bhd	(62,100)	595

	Netherlands
	Delta Lloyd N.V.	(25)	4
	Gemalto N.V.	(393)	1,985
	ING Groep N.V.	(1,920)	558
	Koninklijke DSM N.V.	(459)	(85)
	NXP Semiconductors N.V.	(1,030)	7,159
	OCI N.V.	(885)	167
	QIAGEN N.V.	(4,275)	6,370
			16,158
	New Zealand
	Contact Energy Ltd.	(8,596)	(226)
	Meridian Energy Ltd.	(18,130)	607
	Metlifecare Ltd.	(5,055)	63
	Mighty River Power Ltd.	(5,169)	(30)
	Port of Tauranga Ltd.	(1,999)	33
	SKYCITY Entertainment Group Ltd.	(9,627)	(350)
	Warehouse Group Ltd./The	(16,437)	(98)
	Xero Ltd.	(2,398)	(56)
			(57)
	Norway
	Entra ASA	(3,187)	(238)
	Schibsted ASA	(489)	1,082
	Wilh Wilhelmsen Holding ASA	(1,064)	(2,471)
	XXL ASA	(2,654)	(718)
			(2,345)
	Panama
	Copa Holdings S.A.	(1,071)	(568)

See Accompanying Notes to the Consolidated Financial Statements.

129

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Peru
Morgan Stanley (continued)	Cia de Minas Buenaventura SAA	(3,145)	$3,837
	Credicorp Ltd.	(185)	59
	Southern Copper Corp.	(4,430)	1,772
			5,668
	Portugal
	Banco Comercial Portugues S.A.	(348,708)	(106)

	Singapore
	Avago Technologies Ltd.	(598)	(945)
	City Developments Ltd.	(3,200)	878
	Fraser and Neave Ltd.	(7,900)	163
	Global Logistic Properties Ltd.	(16,300)	1,276
	Golden Agri-Resources Ltd.	(79,200)	942
	Keppel Corp. Ltd.	(5,400)	267
	Neptune Orient Lines Ltd.	(48,200)	1,178
	OUE Ltd.	(19,300)	240
	Sembcorp Industries Ltd.	(11,500)	286
	Sembcorp Marine Ltd.	(16,100)	(5)
	SIA Engineering Co., Ltd.	(10,900)	50
	United Industrial Corp. Ltd.	(8,300)	194
	UOL Group Ltd.	(6,800)	1,398
	Venture Corp. Ltd.	(4,800)	530
	Wheelock Properties Singapore Ltd.	(15,900)	71
			6,523
	South Africa
	African Rainbow Minerals Ltd.	(4,092)	2,671

	South Korea
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(2,238)	207
	Mirae Asset Securities Co., Ltd.	(508)	360
			567
	Spain
	Repsol S.A.	(2,150)	(806)

	Sweden
	Atlas Copco AB	(1,316)	727
	Autoliv, Inc.	(970)	(716)
	Elekta AB	(3,002)	478
	Getinge AB	(1,121)	206
	Industrivarden AB	(1,459)	124
	Saab AB	(1,276)	717
	SKF AB	(1,015)	282

See Accompanying Notes to the Consolidated Financial Statements.

130

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	Sweden
Morgan Stanley (continued)	SSAB AB	(4,823)	$991
	Swedish Orphan Biovitrum AB	(1,949)	(775)
	Volvo AB	(5,740)	1,833
			3,867
	Switzerland
	ACE Ltd.	(83)	86
	Barry Callebaut AG	(26)	(52)
	Dufry AG	(225)	592
	Sulzer AG	(447)	199
			825
	United Kingdom
	BTG plc	(2,356)	378
	Cable & Wireless Communications plc	(30,118)	(32)
	CNH Industrial N.V.	(4,044)	418
	Drax Group plc	(4,926)	411
	Greene King plc	(2,095)	(52)
	Intu Properties plc	(6,192)	151
	J Sainsbury plc	(8,709)	121
	John Wood Group plc	(2,963)	350
	Liberty Global plc	(739)	111
	Lloyds Banking Group plc	(27,630)	(84)
	Millennium & Copthorne Hotels plc	(2,931)	1,356
	Ocado Group plc	(5,627)	(1,664)
	Pennon Group plc	(2,220)	63
	SABMiller plc	(595)	(687)
	Smith & Nephew plc	(1,042)	526
	TalkTalk Telecom Group plc	(6,580)	(263)
	Tesco plc	(10,978)	720
	Travis Perkins plc	(575)	(196)
			1,627
	United States
	3D Systems Corp.	(2,436)	877
	Acadia Healthcare Co., Inc.	(1,345)	(1,654)
	ACADIA Pharmaceuticals, Inc.	(2,114)	(1,543)
	AGCO Corp.	(54)	(215)
	Align Technology, Inc.	(2,120)	(14,285)
	Alliant Energy Corp.	(729)	590
	American Homes 4 Rent	(6,741)	1,887
	Amgen, Inc.	(613)	2,329
	ANSYS, Inc.	(1,239)	(1,623)
	Antero Resources Corp.	(2,581)	(7,407)
	AutoZone, Inc.	(56)	(1,184)

See Accompanying Notes to the Consolidated Financial Statements.

131

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Becton Dickinson and Co.	(749)	$(1,326)
	Bio-Techne Corp.	(967)	7,484
	BlackRock, Inc.	(433)	(14,333)
	BofI Holding, Inc.	(658)	47,806
	BorgWarner, Inc.	(1,630)	1,402
	Bridgepoint Education, Inc.	(6,003)	3,422
	Brookdale Senior Living, Inc.	(3,877)	(698)
	Brunswick Corp.	(1,438)	(6,102)
	Buckle, Inc./The	(2,181)	(2,944)
	Buffalo Wild Wings, Inc.	(181)	6,976
	BWX Technologies, Inc.	(3,328)	(1,597)
	Cabela’s, Inc.	(2,250)	(12,939)
	Cadence Design Systems, Inc.	(404)	(190)
	CarMax, Inc.	(1,578)	(1,262)
	Cerner Corp.	(868)	(3,620)
	Charles Schwab Corp./The	(1,288)	(863)
	Charter Communications, Inc.	(471)	(4,639)
	Cheesecake Factory, Inc./The	(2,304)	15,344
	Chipotle Mexican Grill, Inc.	(134)	11,772
	Clean Harbors, Inc.	(1,930)	(2,625)
	Coca-Cola Co./The	(203)	53
	Colfax Corp.	(2,762)	(83)
	Comfort Systems USA, Inc.	(1,187)	(4,392)
	CommScope Holding Co., Inc.	(1,636)	(1,358)
	Communications Sales & Leasing, Inc.	(287)	(107)
	Concho Resources, Inc.	(72)	(369)
	Continental Resources, Inc.	(1,493)	(3,240)
	Dave & Buster’s Entertainment, Inc.	(2,751)	6,960
	Demandware, Inc.	(1,490)	(1,043)
	Diamondback Energy, Inc.	(918)	(1,175)
	Direxion Daily Gold Miners Index Bear 3X Shares	(4,560)	(12,768)
	Direxion Daily Gold Miners Index Bull 3X Shares	(1,411)	11,683
	Direxion Daily Junior Gold Miners Index Bear 3X Shares	(168)	(852)
	Direxion Daily Junior Gold Miners Index Bull 3x Shares	(227)	2,145
	Dollar Tree, Inc.	(1,579)	(3,900)
	Donaldson Co., Inc.	(3,584)	(3,261)
	Dril-Quip, Inc.	(970)	815
	Dun & Bradstreet Corp./The	(23)	(66)
	Eaton Vance Corp.	(72)	(44)
	Edgewell Personal Care Co.	(1,147)	(92)

See Accompanying Notes to the Consolidated Financial Statements.

132

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Edison International	(1,739)	$6,713
	Emerson Electric Co.	(2,039)	(693)
	EPR Properties	(1,805)	(1,340)
	Extended Stay America, Inc.	(2,732)	628
	Fastenal Co.	(1,861)	(2,292)
	Fiesta Restaurant Group, Inc.	(1,353)	11,933
	FireEye, Inc.	(2,364)	2,506
	First American Financial Corp.	(2,543)	1,806
	First Niagara Financial Group, Inc.	(11,264)	1,690
	FMC Corp.	(2,493)	(11,020)
	Franklin Resources, Inc.	(2,502)	(3,478)
	FTI Consulting, Inc.	(2,001)	20,009
	General Mills, Inc.	(1,867)	(616)
	General Motors Co.	(3,244)	195
	Gentherm, Inc.	(1,975)	(4,652)
	Gogo, Inc.	(3,552)	2,309
	Guidewire Software, Inc.	(2,064)	(3,777)
	Gulfport Energy Corp.	(1,645)	(1,398)
	Hain Celestial Group, Inc./The	(1,643)	246
	Halliburton Co.	(779)	(701)
	HCP, Inc.	(2,650)	3,525
	HEICO Corp.	(536)	(86)
	Hyatt Hotels Corp.	(1,362)	204
	IAC/InterActiveCorp	(1,400)	(3,416)
	Intel Corp.	(2,172)	(4,476)
	International Business Machines Corp.	(587)	(1,303)
	Intuitive Surgical, Inc.	(206)	33
	iShares Core S&P 500 ETF	(7,797)	(6,086)
	iShares Core S&P Small-Cap ETF	(38)	(55)
	iShares EURO STOXX 50 UCITS ETF DE	(7,380)	1,589
	iShares MSCI All Country Asia ex Japan ETF	(613)	687
	iShares MSCI Australia ETF	(1,372)	864
	iShares MSCI EAFE ETF	(7,443)	1,340
	iShares MSCI Eurozone ETF	(4,149)	(456)
	iShares MSCI Israel Capped ETF	(481)	231
	iShares U.S. Basic Materials ETF	(59)	(75)
	JM Smucker Co./The	(899)	(261)
	Kansas City Southern	(1,060)	(668)
	Kate Spade & Co.	(3,246)	4,350
	Kroger Co./The	(3,892)	(3,617)
	Lennar Corp.	(474)	123
	Leucadia National Corp.	(4,877)	488
	Lions Gate Entertainment Corp.	(2,967)	593
	Louisiana-Pacific Corp.	(6,592)	(2,637)

See Accompanying Notes to the Consolidated Financial Statements.

133

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	M&T Bank Corp.	(1,356)	$3,539
	Mattel, Inc.	(4,670)	(3,222)
	McCormick & Co., Inc.	(1,094)	427
	MDU Resources Group, Inc.	(141)	(58)
	Medical Properties Trust, Inc.	(6,146)	(61)
	Men’s Wearhouse, Inc./The	(1,816)	(2,833)
	Motorola Solutions, Inc.	(1,648)	(16)
	MSC Industrial Direct Co., Inc.	(1,584)	(5,053)
	Mylan N.V.	(2,132)	—
	Myriad Genetics, Inc.	(1,848)	2,606
	National Instruments Corp.	(3,126)	(6,408)
	Netflix, Inc.	(663)	1,903
	New York Community Bancorp, Inc.	(5,810)	13,188
	NewMarket Corp.	(251)	(6,210)
	Noble Energy, Inc.	(1,742)	(5,296)
	NorthWestern Corp.	(2,036)	2,932
	NOW, Inc.	(4,770)	(3,339)
	NRG Energy, Inc.	(4,397)	(1,693)
	NVR, Inc.	(82)	(308)
	Old Republic International Corp.	(6,704)	(804)
	Omega Healthcare Investors, Inc.	(1,673)	1,857
	Pandora Media, Inc.	(4,584)	3,209
	Panera Bread Co.	(332)	2,888
	Papa John’s International, Inc.	(1,122)	123
	Parkway Properties, Inc.	(4,249)	765
	Pioneer Natural Resources Co.	(656)	(3,280)
	Post Holdings, Inc.	(1,588)	(1,286)
	ProAssurance Corp.	(2,375)	95
	Proofpoint, Inc.	(1,358)	(8,148)
	Prospect Capital Corp.	(13,035)	(1,477)
	Public Service Enterprise Group, Inc.	(2,608)	1,278
	Puma Biotechnology, Inc.	(785)	4,137
	Qorvo, Inc.	(1,769)	3,467
	QUALCOMM, Inc.	(1,118)	(157)
	Questar Corp.	(4,410)	1,058
	Rackspace Hosting, Inc.	(167)	39
	Range Resources Corp.	(1,618)	(2,702)
	Rayonier, Inc.	(4,417)	(928)
	Reynolds American, Inc.	(2,760)	83
	Restoration Hardware Holdings, Inc.	(1,047)	(3,916)
	Rice Energy, Inc.	(3,377)	(1,216)
	Royal Gold, Inc.	(1,034)	2,875
	Santander Consumer U.S.A. Holdings, Inc.	(3,236)	9,417
	SBA Communications Corp.	(907)	(1,614)

See Accompanying Notes to the Consolidated Financial Statements.

134

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
	United States
Morgan Stanley (continued)	Schlumberger Ltd.	(583)	$(705)
	Senior Housing Properties Trust	(6,244)	(812)
	Simon Property Group, Inc.	(631)	(4,929)
	Skyworks Solutions, Inc.	(1,246)	5,769
	SL Green Realty Corp.	(605)	(6)
	SolarCity Corp.	(2,146)	17,832
	Sotheby’s	(1,873)	(1,836)
	Sprouts Farmers Market, Inc.	(4,158)	2,495
	Staples, Inc.	(1,366)	(369)
	Stifel Financial Corp.	(2,461)	(2,756)
	Stratasys Ltd.	(1,269)	178
	Sun Communities, Inc.	(1,536)	3,978
	SunEdison, Inc.	(4,139)	(748)
	Sysco Corp.	(2,855)	1,085
	T Rowe Price Group, Inc.	(1,402)	(2,341)
	TD Ameritrade Holding Corp.	(3,090)	(3,677)
	Tesla Motors, Inc.	(419)	1,433
	Tesla Motors, Inc.	(57)	2,236
	Tempur Sealy International, Inc.	(1,978)	(6,385)
	Teradyne, Inc.	(5,842)	(5,725)
	Texas Capital Bancshares, Inc.	(1,402)	(2,622)
	Texas Roadhouse, Inc.	(3,714)	14,261
	Thomson Reuters Corp.	(2,718)	(1,468)
	TransDigm Group, Inc.	(358)	(1,031)
	TreeHouse Foods, Inc.	(1,380)	1,684
	Ubiquiti Networks, Inc.	(2,958)	2,426
	United Bankshares, Inc.	(2,895)	(29)
	Urban Outfitters, Inc.	(83)	(102)
	Valley National Bancorp	(7,786)	(3,037)
	Valmont Industries, Inc.	(776)	(2,972)
	Visteon Corp.	(1,127)	(1,533)
	Wal-Mart Stores, Inc.	(1,203)	289
	Western Union Co./The	(2,034)	(1,037)
	WisdomTree Investments, Inc.	(538)	(1,716)
	WR Grace & Co.	(1,105)	(2,420)
	WW Grainger, Inc.	(551)	5,411
	Wynn Resorts Ltd.	(727)	(3,919)

See Accompanying Notes to the Consolidated Financial Statements.

135

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Contracts for Differences (Continued)

			Unrealized
			Appreciation/
Counterparty	Reference Entity	Shares	(Depreciation)
Morgan Stanley (continued)	Zebra Technologies Corp.	(1,019)	$(1,559)
	Zillow Group, Inc.	(4,207)	3,229
			21,138
			56,717
	Net other receivables/(payables)		(94,049)
	Total Contracts for Differences, at value		$(37,332)
	Total Contracts for Differences		$398,168

Cash collateral in the amount of $1,360,000 was pledged for equity total return and credit default swaps as of October 31, 2015.

Forward Foreign Currency Contracts

Buy Currency vs.		Local Contract Buy	Local Contract Sell	USD	USD	Unrealized Appreciation/
Sell Currency	Counterparty	Amount	Amount	Buy Value	Sell Value	(Depreciation)

CHF vs. USD, expiring 11/5/2015	Barclays Bank plc	45,280	46,072	$45,812	$46,072	$(260)
CHF vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	844,146	870,192	854,059	870,192	(16,133)
CHF vs. USD, expiring 11/5/2015	Royal Bank of Canada	98,050	101,586	99,202	101,586	(2,384)
CHF vs. USD, expiring 11/5/2015	UBS AG	54,501	56,745	55,141	56,745	(1,604)
DKK vs. USD, expiring 11/5/2015	Barclays Bank plc	376,323	57,391	55,489	57,391	(1,902)
DKK vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	427,651	65,416	63,056	65,416	(2,360)
DKK vs. USD, expiring 11/5/2015	HSBC Bank plc	475,745	71,769	70,147	71,769	(1,622)
EUR vs. CHF, expiring 11/5/2015	Barclays Bank plc	216,063	235,991	237,599	238,762	(1,163)
EUR vs. DKK, expiring 11/5/2015	Barclays Bank plc	64,097	478,208	70,486	70,511	(25)
EUR vs. GBP, expiring 11/5/2015	Barclays Bank plc	220,858	164,908	242,871	254,218	(11,347)
EUR vs. GBP, expiring 11/5/2015	Deutsche Bank AG	217,561	160,080	239,246	246,776	(7,530)
EUR vs. GBP, expiring 11/5/2015	Goldman Sachs & Co.	51,253	38,035	56,362	58,634	(2,272)
EUR vs. SEK, expiring 11/5/2015	Barclays Bank plc	48,554	449,327	53,393	52,594	799
EUR vs. USD, expiring 11/5-12/3/2015	Barclays Bank plc	308,453	344,604	339,238	344,604	(5,366)
EUR vs. USD, expiring 11/5/2015	BNP Paribas S.A.	88,961	101,126	97,828	101,126	(3,298)

See Accompanying Notes to the Consolidated Financial Statements.

136

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Forward Foreign Currency Contracts

Buy Currency vs.		Local Contract Buy	Local Contract Sell	USD	USD	Unrealized Appreciation/
Sell Currency	Counterparty	Amount	Amount	Buy Value	Sell Value	(Depreciation)
EUR vs. USD, expiring 11/5/2015	Citibank N.A.	133,454	152,242	$146,757	$152,242	$(5,485)
EUR vs. USD, expiring 11/5/2015	Deutsche Bank AG	90,872	102,369	99,930	102,369	(2,439)
EUR vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	569,882	649,729	626,686	649,729	(23,043)
EUR vs. USD, expiring 11/5/2015	HSBC Bank plc	35,573	40,000	39,118	40,000	(882)
EUR vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	14,616	16,623	16,083	16,623	(540)
EUR vs. USD, expiring 11/5/2015	Royal Bank of Canada	219,977	246,831	241,903	246,831	(4,928)
EUR vs. USD, expiring 11/5/2015	State Street Bank & Trust	60,749	68,978	66,805	68,978	(2,173)
EUR vs. USD, expiring 11/5/2015	The Toronto-Dominion Bank	320,000	360,168	351,897	360,168	(8,271)
EUR vs. USD, expiring 11/5-12/3/2015	UBS AG	100,348	111,856	110,368	111,856	(1,488)
GBP vs. EUR, expiring 11/5/2015	Royal Bank of Canada	34,984	47,293	53,931	52,007	1,924
GBP vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	1,917,193	2,911,644	2,955,505	2,911,644	43,861
GBP vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	34,319	52,725	52,896	52,725	171
GBP vs. USD, expiring 12/16/2015	JPMorgan Chase Bank	10,361	15,998	15,970	15,998	(28)
GBP vs. USD, expiring 11/5/2015	Royal Bank of Canada	59,694	92,286	92,022	92,286	(264)
NOK vs. USD, expiring 11/5/2015	Goldman Sachs & Co.	557,459	66,753	65,606	66,753	(1,147)
SEK vs. USD, expiring 11/5/2015	Merrill Lynch International	2,613,900	314,744	305,961	314,744	(8,783)
USD vs. CHF, expiring 12/16/2015	JPMorgan Chase Bank	844,774	817,440	844,774	828,227	16,547
USD vs. DKK, expiring 11/5/2015	Goldman Sachs & Co.	494,763	3,277,430	494,763	483,252	11,511
USD vs. EUR, expiring 11/5/2015	Australia and New Zealand Banking Group Limited	57,837	51,100	57,837	56,193	1,644
USD vs. EUR, expiring 12/3/2015	Barclays Bank plc	98,479	89,157	98,479	98,078	401
USD vs. EUR, expiring 11/5/2015	Citibank N.A.	11,480,177	10,197,392	11,480,177	11,213,824	266,353
USD vs. EUR, expiring 11/5/2015	Credit Suisse International	176,512	155,559	176,512	171,064	5,448

See Accompanying Notes to the Consolidated Financial Statements.

137

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Forward Foreign Currency Contracts

Buy Currency vs.		Local Contract Buy	Local Contract Sell	USD	USD	Unrealized Appreciation/
Sell Currency	Counterparty	Amount	Amount	Buy Value	Sell Value	(Depreciation)
USD vs. EUR, expiring 11/5/2015	Goldman Sachs & Co.	230,942	207,058	$230,942	$227,697	$3,245
USD vs. EUR, expiring 12/3/2015	HSBC Bank plc	63,669	58,053	63,669	63,862	(193)
USD vs. EUR, expiring 11/5/2015	HSBC Bank plc	148,160	132,681	148,160	145,906	2,254
USD vs. EUR, expiring 12/16/2015	JPMorgan Chase Bank	1,361,847	1,209,720	1,361,847	1,331,202	30,645
USD vs. EUR, expiring 11/5-12/3/2015	Royal Bank of Canada	703,614	628,998	703,614	691,788	11,826
USD vs. GBP, expiring 12/16/2015	JPMorgan Chase Bank	24,653	16,000	24,653	24,660	(7)
USD vs. GBP, expiring 12/16/2015	JPMorgan Chase Bank	77,754	50,300	77,754	77,528	226
USD vs. JPY, expiring 12/16/2015	JPMorgan Chase Bank	139,938	16,880,000	139,938	139,984	(46)
						$279,872

Currency Abbreviations:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korea Republic Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

Written Options:

Options written through the year ended October 31, 2015 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding — November 1, 2014	248	$24,164
Options written	1,826	246,942
Options terminated in closing purchase transactions	(1,739)	(251,378)
Options expired	(329)	(17,151)
Options outstanding — October 31, 2015	6	$2,577

See Accompanying Notes to the Consolidated Financial Statements.

138

ARDEN ALTERNATIVE STRATEGIES II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2015

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of October 31, 2015:

Argentina	(0.1)%
Australia	0.0 †
Austria	0.2
Belgium	0.4
Bermuda	(0.1)
Brazil	(0.2)
Canada	(0.3)
Chile	0.0 †
China	0.1
Colombia	0.0 †
Denmark	0.9
Finland	0.2
France	3.4
Germany	1.5
Greece	0.0 †
Hong Kong	(0.1)
India	(0.2)
Ireland	0.8
Israel	0.2
Italy	0.8
Japan	0.2
Jersey	(0.1)
Luxembourg	0.1
Mexico	(0.3)
Monaco	0.0 †
Netherlands	1.3
Norway	(0.1)
Panama	0.0 †
Peru	(0.1)
Puerto Rico	0.0 †
Russia	(0.1)
Singapore	(0.1)
South Africa	0.1
South Korea	0.0 †
Spain	0.3
Sweden	0.0 †
Switzerland	1.4
Taiwan	(0.1)
United Kingdom	1.0
United States	37.6
Other‡	51.4
100.0%

†	Amount represent less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Financial Statements.

139

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2015

	Arden Alternative Strategies Fund	Arden Alternative Strategies II
Assets
Investments in securities, at value (Cost $954,694,109 and $63,430,579, respectively)*	$936,178,746	$65,771,384
Cash	57,335,670	6,581,421
Foreign cash (Cost $3,125,883 and $714,274, respectively)	3,129,455	697,746
Segregated cash collateral on over the counter swaps	37,005,000	1,360,000
Segregated cash balance with broker for futures contracts	23,795,925	2,011,334
Segregated cash balance with broker for securities sold short	494,364,915	31,416,343
Swap agreements, at value (Net upfront premium paid $1,166,972 and $—, respectively)	3,905,248	1,527,411
Unrealized appreciation on non-deliverable bond forward contracts	72,583	—
Unrealized appreciation on forward foreign currency contracts	8,101,044	396,855
Receivables:
Securities sold	162,587,983	7,736,881
Variation margin on centrally cleared swap contracts	9,795,704	—
Dividends and interest	3,022,089	3,177
Receivable for capital shares issued	809,281	24
Reclaims	104,949	7,322
Variation margin on futures contracts	—	148,005
Prepaid expenses	52,324	4,146
Total Assets	1,740,260,916	117,662,049
Liabilities
Securities sold short, at value (Proceeds received $495,681,205 and $31,432,696, respectively)	491,340,950	31,829,059
Written options and swaptions, at value (Proceeds received $941,252 and $2,577, respectively)	1,070,712	85
Swap agreements, at value (Net upfront premium received 2,113,409 and —, respectively)	5,802,610	1,138,802
Unrealized depreciation on non-deliverable bond forward contracts	5,605	—
Unrealized depreciation on forward foreign currency contracts	4,279,630	116,983
Payables:
Securities purchased	184,831,605	7,702,295
Collateral received on securities loaned	137,388,354	6,224,156
Capital shares redeemed	369,609	7,710
Advisory fees (Note 5)	1,184,479	2,014
Distribution fees	—	465
Dividends and interest on securities sold short	416,248	14,521
Variation margin on futures contracts	5,678,767	—
Accrued expenses and other liabilities	1,465,252	595,174
Due to Broker	565,470	7,063
Total Liabilities	834,399,291	47,638,327
Net Assets	$905,861,625	$70,023,722

See Accompanying Notes to the Consolidated Financial Statements.

140

ARDEN INVESTMENT SERIES TRUST

 CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)

OCTOBER 31, 2015

	Arden Alternative	Arden Alternative
	Strategies Fund	Strategies II
Net Assets Consist of:
Paid-in capital	$969,677,231	$71,622,479
Accumulated undistributed net investment income (loss)	(6,984,383)	(464,488)
Accumulated undistributed net realized gain (loss)	(41,632,651)	(2,998,408)
Net unrealized appreciation (depreciation) on:
Investments	(18,515,363)	2,340,805
Non-deliverable bond forward contracts	66,978	—
Futures contracts	(5,071,142)	(563,041)
Written options and swaptions	(129,460)	2,492
Securities sold short	4,340,255	(396,363)
Swap agreements	197,311	388,609
Translation of assets and liabilities denominated in foreign currencies	91,435	(188,235)
Forward foreign currency contracts	3,821,414	279,872
Net Assets	$905,861,625	$70,023,722
Net Assets, Class I	$905,861,625	$67,803,307
Net Assets, Class Advisor	—	$2,220,415
Shares Outstanding, Class I	95,896,932	6,904,648
Shares Outstanding, Class Advisor	—	227,023
Net Asset Value, Class I	$9.45	$9.82
Net Asset Value, Class Advisor	—	$9.78

*	Includes $131,706,973 and $6,113,963, respectively, of investments in securities on loan.

See Accompanying Notes to the Consolidated Financial Statements.

141

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015

	Arden Alternative	Arden Alternative
	Strategies Fund	Strategies II
INVESTMENT INCOME
Dividend income (net of foreign withholding taxes $168,027 and $23,588, respectively)	$13,418,821	$1,156,876
Interest income	10,401,817	293,301
Securities lending income	2,307,185	69,772
Total Investment Income	26,127,823	1,519,949
EXPENSES
Advisory fees (Note 5)	18,603,468	1,395,393
Dividends on securities sold short	12,377,023	818,493
Financing fees on securities sold short and securities lending collateral	7,334,943	452,438
Transfer agent fees	1,055,719	109,769
Interest on securities sold short	1,021,452	99,547
Administration fees (Note 6)	945,430	485,940
Custody fees	627,349	508,360
Professional fees	495,229	289,493
Other fees	414,441	116,678
Printing and Shareholder reports	322,966	70,006
Trustees fees (Note 7)	22,500	22,500
Distribution fees — Advisor class (Note 6)	—	6,320
Total Expenses	43,220,520	4,374,937
Less: waivers and/or reimbursements by Adviser (Note 5)	(2,421,850)	(1,497,227)
Total Net Expenses	40,798,670	2,877,710
Net Investment Income (Loss)	(14,670,847)	(1,357,761)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	22,920,844	544,624
Futures contracts	2,150,465	636,563
Forward foreign currency exchange contracts	4,826,336	(125,925)
Foreign currency transactions	(4,012,900)	(22,850)
Written options and swaptions	(246,438)	78,097
Securities sold short	(7,629,386)	(1,258,217)
Swap agreements	8,731,178	1,204,563
Net Realized Gain (Loss)	26,740,099	1,056,855
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(37,325,459)	381,740
Non-deliverable bond forward contracts	66,978	—
Futures contracts	(3,856,526)	(548,586)
Written options and swaptions	(289,371)	(5,380)
Securities sold short	23,850,614	923,731
Swap agreements	(3,048,379)	484,131
Translation of assets and liabilities denominated in foreign currencies	377,871	(174,628)
Forward foreign currency contracts	2,597,957	224,724
Net Change in Unrealized Appreciation (Depreciation)	(17,626,315)	1,285,732
Net Realized and Change in Unrealized Gain (Loss)	9,113,784	2,342,587
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,557,063)	$984,826

See Accompanying Notes to the Consolidated Financial Statements.

142

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Arden Alternative
	Strategies Fund
	Year Ended	Year Ended
	October 31,	October 31,
	2015	2014
OPERATIONS
Net investment income (loss)	$(14,670,847)	$(12,323,873)
Net realized gain (loss)	26,740,099	44,762,007
Net change in unrealized appreciation (depreciation)	(17,626,315)	(26,131,831)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,557,063)	6,306,303
DISTRIBUTIONS
Class I
Net realized gain	(71,695,701)	(33,995,013)
Total Distributions	(71,695,701)	(33,995,013)
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	156,246,704	250,886,050
Cost of shares redeemed	(420,036,552)	(116,281,380)
Reinvestments	71,694,047	33,995,013
Net Increase (Decrease) from Capital Transactions	(192,095,801)	168,599,683
Total Increase (Decrease) in Net Assets	(269,348,565)	140,910,973
NET ASSETS
Beginning of year	1,175,210,190	1,034,299,217
End of Year	$905,861,625	$1,175,210,190
Accumulated undistributed net investment income (loss) included in end of year net assets	$(6,984,383)	$(209,676)
SHARE TRANSACTIONS
Class I
Beginning of year	114,837,803	98,617,754
Shares issued.	16,012,072	24,105,064
Shares redeemed	(42,436,664)	(11,182,300)
Shares reinvested	7,483,721	3,297,285
Shares Outstanding, End of Year	95,896,932	114,837,803

See Accompanying Notes to the Consolidated Financial Statements.

143

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (Continued)

	Arden Alternative
	Strategies II
		For the period
		February 3,
	Year Ended	2014* -
	October 31,	October 31,
	2015	2014
OPERATIONS
Net investment income (loss)	$(1,357,761)	$(514,999)
Net realized gain (loss)	1,056,855	(328,655)
Net change in unrealized appreciation (depreciation)	1,285,732	578,407
Net Increase (Decrease) in Net Assets Resulting from Operations	984,826	(265,247)
DISTRIBUTIONS
Class I
Net realized gain	(2,442,946)	—
Class Advisor
Net realized gain	(76,202)	—
Total Distributions	(2,519,148)	—
CAPITAL TRANSACTIONS
Class I
Proceeds from shares issued	23,411,857	70,405,989
Cost of shares redeemed	(21,690,410)	(5,110,788)
Reinvestments	2,442,946	—
Net Increase (Decrease) from Capital Transactions	4,164,393	65,295,201
Class Advisor
Proceeds from shares issued	2,689,473	5,488,100
Cost of shares redeemed	(2,617,624)	(3,265,216)
Reinvestments	68,964	—
Net Increase (Decrease) from Capital Transactions	140,813	2,222,884
Total Increase (Decrease) in Net Assets	2,770,884	67,252,838
NET ASSETS
Beginning of period	67,252,838	—
End of Period	$70,023,722	$67,252,838
Accumulated undistributed net investment income (loss) included in end of period net assets	$(464,488)	$(107,587)
SHARE TRANSACTIONS
Class I
Beginning of period	6,480,053	—
Shares issued	2,377,587	6,981,633
Shares redeemed	(2,203,550)	(501,580)
Shares reinvested	250,558	—
Shares Outstanding, End of Period	6,904,648	6,480,053
Class Advisor
Beginning of period	215,647	—
Shares issued	270,896	536,015
Shares redeemed	(266,608)	(320,368)
Shares reinvested	7,088	—
Shares Outstanding, End of Period	227,023	215,647

*	Commencement of investment operations.

See Accompanying Notes to the Consolidated Financial Statements.

144

THIS PAGE INTENTIONALLY BLANK.

ARDEN INVESTMENT SERIES TRUST

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGH THE PERIOD

	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions

	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net realized gains
Arden Alternative Strategies Fund
Class I
Year ended October 31, 2015	$10.23	$(0.14)	$0.08	$(0.06)	$(0.72)
Year ended October 31, 2014	10.49	(0.11)	0.19	0.08	(0.34)
For the period 11/27/12* — 10/31/13	10.00	(0.15)	0.64	0.49	—
Arden Alternative Strategies II
Class I
Year ended October 31, 2015	10.04	(0.18)	0.33	0.15	(0.37)
For the period 02/03/14* — 10/31/14	10.00	(0.10)	0.14	0.04	—
Advisor Class
Year ended October 31, 2015	10.03	(0.20)	0.32	0.12	(0.37)
For the period 02/03/14* — 10/31/14	10.00	(0.11)	0.14	0.03	—

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

See Accompanying Notes to the Consolidated Financial Statements.

146

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)
Net asset value, end of period	Expenses before waivers and after expenses related to securities sold short	Expenses after waivers and after expenses related to securities sold short	Expenses after waivers and before expenses related to securities sold short	Net investment income (loss)	Net Asset Value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)

$9.45	4.29%	4.05%	1.99%	(1.46)%	(0.70)%	615%	$905,862
10.23	3.80%	3.66%	2.09%	(1.09)%	0.73%	460%	1,175,210
10.49	3.28%	3.28%	2.43%	(1.59)%	4.90%	404%	1,034,299

9.82	5.79%	3.81%	1.99%	(1.79)%	1.51%	501%	67,803
10.04	6.40%	3.63%	1.99%	(1.26)%	0.40%	251%	65,091

9.78	6.04%	4.06%	2.24%	(2.04)%	1.20%	501%	2,220
10.03	6.65%	3.88%	2.24%	(1.51)%	0.30%	251%	2,162

See Accompanying Notes to the Consolidated Financial Statements.

147

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
OCTOBER 31, 2015

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”), which is registered with the Securities and Exchange Commission but has not commenced operations as of October 31, 2015.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

On September 11, 2015, the Board of Trustees of the Trust (“Board”) approved, subject to shareholder approval, the proposed reorganizations of AASF and AAS II into the Aberdeen Multi-Manager Alternative Strategies Fund and Aberdeen Multi-Manager Alternative Strategies Fund II (collectively, the “Aberdeen Funds”), each a newly created fund to be managed by Aberdeen Asset Management Inc. (“AAMI”) using substantially similar investment strategies as the Funds (each a “Reorganization” or collectively, the “Reorganizations”). In order to accomplish the Reorganizations, the Board approved an Agreement and Plan of Reorganization, which provides that: (i) each Fund will transfer its assets and stated liabilities to the respective Aberdeen Fund in exchange for shares of the Aberdeen Fund; and (ii) each Fund will distribute the shares of the respective Aberdeen Fund to its shareholders. Shareholders of each Fund will receive the same number of full and fractional shares in the equivalent class of shares of the respective Aberdeen Fund as they held before the Reorganizations. The Board called a shareholder meeting for shareholders of the Funds to consider and vote on the Reorganizations (“Special Meeting”) on November 25, 2015. Please see Note 11 for additional information.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

AAS II Offshore Fund, Ltd. (the “Subsidiary II”) (formerly known as the Arden Alternative C, Ltd. and later renamed as the AAS II Offshore Fund, Ltd. on November 11, 2014), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of AAS II. The Subsidiary II acts as an investment vehicle for AAS II to enable AAS II to gain exposure to certain types of
148

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

1.	Organization (Continued)

commodity-linked derivative instruments. AAS II is the sole shareholder of the Subsidiary II pursuant to a subscription agreement dated as of January 6, 2015, and it is intended that AAS II will remain the sole shareholder and will continue to control the Subsidiary II. Under the Articles of Association of the Subsidiary II, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. AAS II’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AAS II and the Subsidiary II.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds apply the accounting and reporting guidance for investment companies issued in Accounting Standards Codification (“ASC”) Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could materially differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the mean price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s Fair Valuation Procedures (“Fair Valuation Procedures”) set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded U.S. options are valued at the bid prices at the close of the options market in which the options trade. An exchange-traded U.S. option for which there is no bid price is valued at the last sale price. If no bid or sale price is available, the prior day’s price will be used. If it is determined that the prior day’s price no longer reflects the fair value of the option, the value will be determined by the Pricing Committee (“Pricing Committee”) in accordance with the Fair Valuation Procedures. Non U.S. exchange traded and index options are valued
149

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

at settlement price for long positions or last sale for short positions. For short positions, if last sale is not available, the ask price is used. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At October 31, 2015, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which approximates market value, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at
150

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

their bid/ask prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on the NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation or deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies in the Consolidated Statements of Operations.
151

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments). The valuation of financial instruments held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc).

The following is a summary of the valuations at October 31, 2015 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be
152

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

transferred on the last day of the period at their fair value. For the year ended October 31, 2015, there were no transfers between Level 1, 2, or 3. At October 31, 2015 there were no Level 3 investments held.

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$633,159,408	$23,955	$633,183,363
Preferred Stocks^	587,757	—	587,757
Exchange Traded Funds	9,737,590	—	9,737,590
Asset-Backed Securities	—	14,215,980	14,215,980
Agency CMO	—	36,083,951	36,083,951
Corporate Bonds^	—	122,469,207	122,469,207
Municipal Bonds	—	4,920,364	4,920,364
Sovereign Governments	—	43,681,538	43,681,538
U.S. Government Securities	—	39,005,024	39,005,024
Warrants	27,100	—	27,100
Purchased Options	1,013,880	—	1,013,880
Swaptions	—	1,021,409	1,021,409
Short-Term Investments	17,234,226	12,997,357	30,231,583
Total Investments	$661,759,961	$274,418,785	$936,178,746
Derivatives:
Futures Contracts*	$3,043,068	$—	$3,043,068
Total Return Swap Contracts	—	607,282	607,282
Currency Swap Contracts	—	68,918	68,918
Credit Default Swap Contracts*	—	5,916,332	5,916,332
Inflation-Linked Swap Contracts	—	295,790	295,790
Interest Rate Swap Contracts*	—	3,917,016	3,917,016
Contracts for Differences	—	685,833	685,833
Forward Currency Contracts	—	8,101,044	8,101,044
Non-Deliverable Bond Forward Contracts	—	72,583	72,583
Total Derivatives	$3,043,068	$19,664,798	$22,707,866

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$441,301,594	$—	$441,301,594
Exchange Traded Funds	37,778,183	—	37,778,183
Corporate Bonds^	—	5,349,448	5,349,448
U.S. Government Securities	—	6,896,928	6,896,928
Warrants	14,797	—	14,797
Written Options	25,057	—	25,057
Swaptions	—	1,045,655	1,045,655
Total Investments	$479,119,631	$13,292,031	$492,411,662
153

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Liabilities	Level 1	Level 2	Total
Derivatives:
Futures Contracts*	$8,114,210	$—	$8,114,210
Total Return Swap Contracts	—	1,050,838	1,050,838
Currency Swap Contracts	—	212,574	212,574
Credit Default Swap Contracts*	—	3,494,070	3,494,070
Inflation-Linked Swap Contracts	—	239,726	239,726
Interest Rate Swap Contracts*	—	5,401,667	5,401,667
Contracts for Differences	—	1,075,149	1,075,149
Forward Currency Contracts	—	4,279,630	4,279,630
Non-Deliverable Bond Forward Contracts	—	5,605	5,605
Total Derivatives	$8,114,210	$15,759,259	$23,873,469

Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$56,335,071	$—	$56,335,071
Exchange Traded Funds	269,336	—	269,336
Purchased Options	523,147	—	523,147
Short-Term Investments	1,448,486	7,195,344	8,643,830
Total Investments	$58,576,040	$7,195,344	$65,771,384
Derivatives:
Futures Contracts*	$110,056	$—	$110,056
Total Return Swap Contracts	—	52,039	52,039
Contracts for Differences	—	1,475,371	1,475,371
Forward Currency Contracts	—	396,855	396,855
Total Derivatives	$110,056	$1,924,265	$2,034,321

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$23,368,402	$—	$23,368,402
Exchange Traded Funds	8,459,547	—	8,459,547
Warrants	1,110	—	1,110
Written Options	85	—	85
Total Investments	$31,829,144	$—	$31,829,144
Derivatives:
Futures Contracts*	$673,097	$—	$673,097
Total Return Swap Contracts	—	61,598	61,598
Contracts for Differences	—	1,077,203	1,077,203
Forward Currency Contracts	—	116,983	116,983
Total Derivatives	$673,097	$1,255,784	$1,928,881

^	See Consolidated Schedule of Investments for industry breakdown.

*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation/depreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.
154

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Foreign Securities and Forward Currency Contracts:

The Funds may invest in securities of foreign issuers and in depositary receipts, such as ADRs that represent indirect interests in securities of foreign issuers. Foreign securities in which the Funds may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Funds use forward currency exchange contracts (“forward contracts”) to hedge risks associated with foreign currency fluctuations and to implement their non-U.S. rate and currency positions. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Funds for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow the Funds to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There are no requirements that a Fund hedge all or any portion of its exposure to foreign currency risks.

Non-Deliverable Bond Forward Contracts:

The Funds may invest in non-deliverable bond forward contracts. A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked to market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Funds on a daily basis, and realized gains or losses are recorded on the termination date of a contract. The use of these instruments involves market risk, currency risk and counterparty risk. These instruments may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying bonds. These risks may decrease the effectiveness of the Funds’ strategies and result in losses. The Funds must set aside liquid assets or engage in other appropriate measures to cover their obligations under these contracts.

Securities Sold Short:

The Funds engage in short sales, which are sales of securities which have been borrowed from a broker-dealer on the expectation that the market price will decline. In return for borrowing securities from a broker-dealer, the Funds pay a financing fee to the broker dealer for the duration of the transaction. Such financing fees are reflected as expenses in each Fund’s Consolidated Statement of Operations. If the price of the securities decreases, the Funds will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Funds may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Funds sold the security short, while losses are potentially unlimited in size. The Funds pledge securities and/or other assets to the lender as collateral. Each Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender). Cash deposited with a broker for collateral for securities sold short is recorded as an asset on the Consolidated Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Consolidated Schedule of Investments. A Fund is contractually responsible to the lender for any dividends payable and interest
155

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Funds.

Warrants and Rights:

The Funds may purchase warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Inflation Linked Bonds:

The Funds may invest in inflation linked bonds. Inflation linked bonds are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

Options:

The Funds use options to manage exposure to security prices and interest rates, to efficiently adjust exposure to all or a part of a target market, to adjust credit exposure, to enhance income or as a cash management tool.

•	Written Options: Each Fund may write (sell) put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Consolidated Statement of Assets and Liabilities as a premium and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, a Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, a Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which a Fund purchases upon exercise of the option. In writing an option, the Funds bear the risk of an unfavourable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of a
156

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

written option could result in the Funds selling or buying a derivative instrument, security, index or currency at a price different from current market value.

Written options, where each Fund would be obligated to purchase or sell certain securities at specified prices (i.e., the options are exercised by the counterparties) constitute a financial guarantee. The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, whereas the maximum payout for written call options provides no limitations and is contingent upon the number of contracts written and the market price of the underlying instrument at the date of a payout. At October 31, 2015, the AASF and AAS II had maximum payout amounts of approximately $2,655,000 and $205,000, respectively, relating to written put option contracts, which expire within one month of October 31, 2015. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The fair values of written put option contracts as of October 31, 2015 for the AASF and AAS II is $24,994 and $35, respectively, and are included as a liability on written options and swaptions, at value on the respective Consolidated Statements of Assets and Liabilities.

•	Purchased Options: Each Fund may purchase put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. A Fund pays a premium which is included in its Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying derivative instrument, security, index or currency transaction to determine the realized gain or loss.

•	Swap Options (Swaptions): Each Fund may enter into swaptions similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Futures Contracts:

The Funds use treasury, index, commodity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments, to lengthen or shorten the duration of the overall investment portfolio or to adjust sensitivity to changes in interest rates. The Funds also use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, maintain liquidity, and minimize transaction costs. Futures contracts are agreements between a Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Funds might realize in trading could be eliminated by adverse changes in the exchange rate, and the Funds could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities, which are traded on domestic and foreign exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.
157

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Upon entering into a futures contract, each Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes as an unrealized gain or loss on futures on the Consolidated Statements of Assets and Liabilities until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures on the Consolidated Statements of Operations. For the year ended October 31, 2015, each Fund had entered into long and short equity index futures contracts, foreign exchange rate futures contracts, interest rate futures contracts and commodity futures contracts.

Swap Agreements:

The Funds engage in various swap transactions, including interest rate, credit default, index, and total return swaps, to manage market, credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap agreements include credit default, interest rate, equity total return swaps and contracts for differences. The Funds entered into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

•	Credit Default Swap Contracts – Each Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect to issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront payments paid are recoded as cost and any upfront premium received are recorded as proceeds and are shown as net upfront premium paid and net upfront premium received, respectively, in the Consolidated Statements of Assets and Liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the Consolidated Statements of Operations. Periodic payments received or paid by a Fund are recorded in its Consolidated Statement of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from a third-party pricing service or broker-dealers and the change, if any, is recorded as an unrealized gain or loss in the Consolidated Statements of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavourable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts, which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities.
158

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index/obligation, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index/obligation.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding at October 31, 2015 for which a Fund is the seller of protection are disclosed in each Fund’s Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or the net amount received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same reference entity or entities. If a Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Implied credit spreads are an indication of the seller’s performance risk related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher credit spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index. Implied credit spreads utilized in valuing the Funds’ investments as of October 31, 2015 are disclosed in each Fund’s Consolidated Schedule of Investments when the Funds sold credit protection.

The Funds may enter into derivative contracts that may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The Advisor is not aware of any additional credit-risk contingent features on derivative contracts held by the Funds.

As of October 31, 2015, AASF held written credit default swaps on corporate, government and indices with credit related contingent features which had a liability position of $1,085,557. If a contingent feature in the master agreements would have been triggered, the AASF would have been required to pay this amount to its derivatives counterparties.

•	Total Return Swap Contracts – Each Fund enters into total return swaps to obtain exposure to an investment or market without owning a particular instrument or index or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons/dividends plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument exceeds or falls short of the offsetting interest rate
159

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps on equity index futures are subject to monthly resets. In the normal course of business, the Funds enter into both long and short total return swap contracts.

•	Contracts for Differences – Each Fund enters into contracts for differences (“CFD”) as a way to gain exposure to an underlying security without owning the security. CFD contracts are generally entered into based on a specific amount of shares of the reference security. CFDs require a Fund to pay/receive an amount equal to the appreciation or depreciation of the security upon the end of the contract based on the number of shares. If a Fund is long the CFD, it will receive payments based on the appreciation of the underlying security at the end of a contractual period. If the underlying asset depreciates, the Fund will make such payments. In the normal course of business, the Funds enter into both long and short CFD contracts.

•	Interest Rate Swap Contracts – Each Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Interest rate swaps are marked to market daily based on quotations as provided by a third-party pricing service or broker-dealers and the change is recorded as unrealized gain or loss. Each Fund’s maximum risk of loss from counterparty credit risk in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive. Interest rate contracts outstanding, including their respective notional amounts at period end, are listed after each Fund’s Consolidated Schedule of Investments, if applicable.

•	Centrally Cleared Swap Contracts – Certain clearing houses currently offer clearing for limited types of derivatives transactions, such as interest rate swaps and credit default swaps. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. Upon entering into a cleared derivative transaction, each Fund is required to deliver to a clearing house an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Funds on a periodic basis, depending on the daily fluctuations in the value of the underlying derivative. Each Fund will be required to post specified levels of margin with the clearing house or at the instruction of the clearing house; the margin required by a clearing house may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing. The valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gains or losses are recorded, which is reflected in the Consolidated Statements of Operations.

Each Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master netting agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow a Fund to offset certain derivative financial instruments’ between each other and with collateral. At October 31, 2015, each Fund presented its derivative financial instruments gross in its Consolidated Statement of Assets and Liabilities and has a policy not to offset collateral against the fair market value of derivative financial instruments.
160

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statements of Operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that: (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. Details of these disclosures can be found below as well as in each Fund’s Consolidated Schedule of Investments.

Non-centrally cleared swap agreements, CFDs, forward foreign currency contracts, swaptions and non-deliverable bond forward contracts entered into by the Funds are covered by ISDA Master Agreements, which may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in each Fund’s Consolidated Schedule of Investments. The aggregate fair value of assets that are already posted as collateral for such instruments at October 31, 2015 are reflected in each Fund’s Consolidated Statement of Assets and Liabilities. If a Fund’s applicable credit-risk related contingent features were triggered as of October 31, 2015, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. For the year ended October 31, 2015, credit-risk related contingency features were not triggered by the Funds.

The fair value of derivative instruments reflected in the Consolidated Statements of Assets and Liabilities at October 31, 2015 are as follows:

Arden Alternative Strategies Fund

	Assets
				Purchased		Unrealized
Consolidated			Unrealized	Options		Appreciation
Statements of	Unrealized	Swap	Appreciation	and		on Non
Asset and	Appreciation	Agreements	on Forward	Swaptions		Deliverable
Liabilities	on Futures	at Fair	Currency	at Fair		Bond
Location	Contracts(a)	Value(b)	Contracts	Value(c)	Warrants(c)	Forwards
Equity Risk Exposure	$1,857,022	$910,070	$—	$1,013,880	$27,100	$—
Foreign Exchange Rate Risk Exposure	—	68,918	8,101,044	—	—	72,583
Interest Rate Risk Exposure	471,222	4,212,806	—	1,021,409	—	—
Credit Risk Exposure	—	5,916,332	—	—	—	—
Commodity Risk Exposure	714,824	383,045	—	—	—	—
Total	$3,043,068	$11,491,171	$8,101,044	$2,035,289	$27,100	$72,583
161

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

	Liabilities
				Written		Unrealized
Consolidated			Unrealized	Options		Depreciation
Statements of	Unrealized	Swap	Depreciation	and		on Non
Asset and	Depreciation	Agreements	on Forward	Swaptions		Deliverable
Liabilities	on Futures	at Fair	Currency	at Fair		Bond
Location	Contracts(a)	Value(b)	Contracts	Value(c)	Warrants(c)	Forwards
Equity Risk Exposure	$6,754,378	$1,285,970	$—	$25,057	$14,797	$—
Foreign Exchange Rate Risk Exposure	114,312	212,574	4,279,630	—	—	5,605
Interest Rate Risk Exposure	168,587	5,641,393	—	1,045,655	—	—
Credit Risk Exposure	—	3,749,518	—	—	—	—
Commodity Risk Exposure	1,076,933	584,569	—	—	—	—
Total	$8,114,210	$11,474,024	$4,279,630	$1,070,712	$14,797	$5,605

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin for futures contracts is reported in the Consolidated Statements of Assets and Liabilities.

(b)	This amount represents the fair value on swap agreements as reported in the Consolidated Schedule of Investments. Only variation margin is reported for centrally cleared swap contracts in the Consolidated Statements of Assets and Liabilities.

(c)	Amounts are included within the Investments in securities and/or securities sold short, at value in the Consolidated Statements of Assets and Liabilities.

	Net Realized Gain (Loss) on Derivatives Recognized
	as a Result from Operations
Consolidated			Forward
Statements of Operations			Foreign	Purchased	Written
Location –	Futures	Swap	Currency	Options and	Options and	Rights and
Net Realized Gain (Loss)	Contracts	Agreements	Contracts	Swaptions(a)	Swaptions	Warrants(a)
Equity Risk Exposure	$6,823,049	$(52,163)	$—	$(4,647,756)	$(13,283)	$75,778
Foreign Exchange Rate Risk Exposure	421,520	704,297	4,826,336	—	—	—
Interest Rate Risk Exposure	756,500	5,485,909	—	438,585	(409,728)	—
Credit Risk Exposure	—	1,837,785	—	(357,547)	176,573	—
Commodity Risk Exposure	(5,850,604)	755,350	—	—	—	—
Total	$2,150,465	$8,731,178	$4,826,336	$(4,566,718)	$(246,438)	$75,778

(a)	Amounts are included in the net realized gain (loss) on Investments in securities and/or securities sold short in the Consolidated Statements of Operations.
162

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

	Net Change in Unrealized Appreciation (Depreciation) Recognized
	as a Result from Operations
Consolidated
Statements of							Non-
Operations Location –			Forward				Deliverable
Net Change in			Foreign	Purchased	Written		Bond
Unrealized Appreciation	Futures	Swap	Currency	Options and	Options and	Rights and	Forward
(Depreciation)	Contracts	Agreements	Contracts	Swaptions(a)	Swaptions	Warrants(a)	Contracts
Equity Risk Exposure	$(5,013,625)	$(208,846)	$—	$(1,563,453)	$(75,174)	$476,674	$—
Foreign Exchange Rate Risk Exposure	(258,725)	(143,656)	2,597,957	—	—	—	66,978
Interest Rate Risk Exposure	161,682	(3,168,642)	—	29,951	(132,950)	—	—
Credit Risk Exposure	—	674,289	—	121,625	(81,247)	—	—
Commodity Risk Exposure	1,254,142	(201,524)	—	—	—	—	—
Total	$(3,856,526)	$(3,048,379)	$2,597,957	$(1,411,877)	$(289,371)	$476,674	$66,978

(a)	Amounts are included in the net change in unrealized appreciation (depreciation) on Investments in securities and/or securities sold short in the Consolidated Statements of Operations.

Arden Alternative Strategies II

	Assets
Consolidated			Unrealized
Statements of	Unrealized	Swap	Appreciation	Purchased
Asset and	Appreciation	Agreements	on Forward	Options
Liabilities	on Futures	at Fair	Currency	at Fair
Location	Contracts(a)	Value	Contracts	Value(c)	Warrants(b)
Equity Risk Exposure	$58,161	$1,527,410	$—	$523,147	$—
Foreign Exchange Rate Risk Exposure	645	—	396,855	—	—
Interest Rate Risk Exposure	14,523	—	—	—	—
Credit Risk Exposure	—	—	—	—	—
Commodity Risk Exposure	36,727	—	—	—	—
Total	$110,056	$1,527,410	$396,855	$523,147	$—

	Liabilities
Consolidated			Unrealized
Statements of	Unrealized	Swap	Depreciation	Written
Asset and	Depreciation	Agreements	on Forward	Options
Liabilities	on Futures	at Fair	Currency	at Fair
Location	Contracts(a)	Value	Contracts	Value	Warrants(b)
Equity Risk Exposure	$606,396	$1,138,801	$—	$85	$1,110
Foreign Exchange Rate Risk Exposure	11,779	—	116,983	—	—
Interest Rate Risk Exposure	20,776	—	—	—	—
Credit Risk Exposure	—	—	—	—	—
Commodity Risk Exposure	34,146	—	—	—	—
Total	$673,097	$1,138,801	$116,983	$85	$1,110

(a)	This amount represents the cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin for futures contracts is reported in the Consolidated Statements of Assets and Liabilities.

(b)	Amounts are included within the Investments in securities and/or securities sold short, at Value in the Consolidated Statements of Assets and Liabilities.
163

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

	Net Realized Gain (Loss) on Derivatives Recognized
	as a Result from Operations
Consolidated			Forward
Statements of Operations			Foreign
Location –	Futures	Swap	Currency	Purchased	Written	Rights and
Net Realized Gain (Loss)	Contracts	Agreements	Contracts	Options(a)	Options	Warrants(a)
Equity Risk Exposure	$948,443	$1,164,511	$—	$(254,831)	$78,097	$(16,900)
Foreign Exchange Rate Risk Exposure	4,625	—	(125,925)	—	—	—
Interest Rate Risk Exposure	(112,958)	—	—	—	—	—
Credit Risk Exposure	—	40,052	—	—	—	—
Commodity Risk Exposure	(203,547)	—	—	—	—	—
Total	$636,563	$1,204,563	$(125,925)	$(254,831)	$78,097	$(16,900)

(a)	Amounts are included in the net realized gain (loss) on Investments in securities and/or securities sold short in the Consolidated Statements of Operations.

	Net Change in Unrealized Appreciation (Depreciation) Recognized
	as a Result from Operations
Consolidated
Statements of Operations
Location –			Forward
Net Change in			Foreign
Unrealized Appreciation	Futures	Swap	Currency	Purchased	Written	Rights and
(Depreciation)	Contracts	Agreements	Contracts	Options(a)	Options	Warrants(a)
Equity Risk Exposure	$(533,780)	$404,425	$—	$3,020	$(5,380)	$(2,324)
Foreign Exchange Rate Risk Exposure	(11,134)	—	224,724	—	—	—
Interest Rate Risk Exposure	(6,253)	—	—	—	—	—
Credit Risk Exposure	—	79,706	—	—	—	—
Commodity Risk Exposure	2,581	—	—	—	—	—
Total	$(548,586)	$484,131	$224,724	$3,020	$(5,380)	$(2,324)

(a)	Amounts are included in the net change in unrealized appreciation (depreciation) on Investments in securities and/or securities sold short in the Consolidated Statements of Operations.

For the year ended October 31, 2015, the quarterly average absolute values of the derivatives held by each Fund, which represents trading activity for the period then ended, were as follows:

	Arden Alternative Strategies Fund	Arden Alternative Strategies II

Commodity Risk Exposure:
Average value of purchased	$26,345,699	$1,207,153
Average value of sold	23,374,770	1,452,730

Credit Risk Exposure:
Average value of purchased	7,162,822	173,249
Average value of sold	4,649,458	34,166

Equity Risk Exposure:
Average value of purchased	110,372,756	17,301,504
Average value of sold	71,118,820	18,434,373
164

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

	Arden Alternative Strategies Fund	Arden Alternative Strategies II

Foreign Exchange Rate Risk Exposure:
Average value of purchased	$134,950,280	$4,775,369
Average value of sold	246,697,280	10,973,246

Interest Rate Risk Exposure:
Average value of purchased	114,022,182	4,624,909
Average value of sold	35,373,949	1,574,357

Offsetting of Financial and Derivative Assets and Liabilities

In December 2011, the FASB issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with ASC Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC Topic 210 “Balance Sheet” or ASC Topic 815, or subject to an enforceable master netting arrangement or similar arrangement.

Included within the tables are non-centrally cleared swap agreements, forward foreign currency contracts and non-deliverable bond forward contracts (covered under an ISDA Master Agreements) as applicable, as of October 31, 2015. Centrally cleared swap agreements, futures contracts, rights, warrants and exchange traded options are not subject to a master netting arrangement or similar agreement.

Included within the tables below are securities lending (covered under Master Securities Loan Agreement) as of October 31, 2015.

165

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Assets
		Gross amounts not offset in the
		Consolidated Statement
		of Assets & Liabilities
	Gross amounts presented
	in the Consolidated
	Statement of	Financial	Collateral	Net
Arden Alternative Strategies Fund	Assets & Liabilities	instruments	received	amount
Counterparty
Bank of America	$1,181,390	$(1,032,766)	$—	$148,624
Barclays Bank plc	388,177	(388,177)	—	—
Citibank N.A.	2,643,043	—	—	2,643,043
Credit Suisse International	60,183	(13,687)	—	46,496
Goldman Sachs & Co.	1,399,267	(746,699)	—	652,568
HSBC Bank plc	55,182	(15,389)	—	39,793
JPMorgan Chase Bank	4,829,205	(4,829,205)	—	—
Morgan Stanley	1,369,450	(1,253,376)	—	116,074
Royal Bank of Canada	125,492	(92,351)	—	33,141
State Street Bank & Trust	27,486	(23,855)	—	3,631
Total derivatives subject to a master netting arrangement or similar agreement	$12,078,875	$(8,395,505)	$—	$3,683,370
Liabilities
		Gross amounts not offset in the
		Consolidated Statement
		of Assets & Liabilities
	Gross amounts presented
	in the Consolidated
	Statement of	Financial	Collateral	Net
Arden Alternative Strategies Fund	Assets & Liabilities	instruments	posted	amount
Counterparty
Bank of America	$(1,032,766)	$1,032,766	$—	$—
Barclays Bank plc	(698,689)	388,177	388,177	—
BNP Paribas S.A.	(31,317)	—	—	(31,317)
Credit Suisse International	(13,687)	13,687	—	—
Goldman Sachs & Co.	(746,699)	746,699	—	—
HSBC Bank plc	(15,389)	15,389	—	—
JPMorgan Chase Bank	(6,098,604)	4,829,205	1,269,399	—
Merrill Lynch International	(81,101)	—	81,101	—
Morgan Stanley	(1,253,376)	1,253,376	—	—
Royal Bank of Canada	(92,351)	92,351	—	—
State Street Bank & Trust	(23,855)	23,855	—	—
UBS AG	(30,104)	—	—	(30,104)
Total derivatives subject to a master netting arrangement or similar agreement	$(10,117,938)	$8,395,505	$1,738,677	$(61,421)
166

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Arden Alternative Strategies II

Assets
		Gross amounts not offset in the
		Consolidated Statement
		of Assets & Liabilities
	Gross amounts presented
	in the Consolidated
	Statement of	Financial	Collateral	Net
Arden Alternative Strategies II	Assets & Liabilities	instruments	received	amount
Counterparty
Australia and New Zealand Banking Group Limited	$1,644	$—	$—	$1,644
Bank of America Corp.	61,766	(14,533)	—	47,233
Barclays Bank plc	1,200	(1,200)	—	—
BNP Paribas S.A.	—	—	—	—
Citibank N.A.	266,353	(5,485)	—	260,868
Credit Suisse International	5,448	—	—	5,448
Deutsche Bank AG	—	—	—	—
Goldman Sachs & Co.	505,895	(470,143)	—	35,752
HSBC Bank plc	2,254	(2,254)	—	—
JPMorgan Chase Bank	47,589	(621)	—	46,968
Morgan Stanley	984,070	(699,080)	—	284,990
Royal Bank of Canada	13,750	(7,576)	—	6,174
State Street Bank & Trust	—	—	—	—
The Toronto- Dominion Bank	—	—	—	—
UBS AG	—	—	—	—
Total derivatives subject to a master netting arrangement or similar agreement	$1,889,969	$(1,200,892)	$—	$689,077
167

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

Liabilities
		Gross amounts not offset in the
		Statement of
		Assets & Liabilities
	Gross amounts presented
	in the Statement of	Financial	Collateral	Net
Arden Alternative Strategies II	Assets & Liabilities	instruments	posted	amount
Counterparty
Australia and New Zealand Banking Group Limited	$—	$—	$—	$—
Bank of America Corp.	(14,533)	14,533	—	—
Barclays Bank plc	(20,063)	1,200	—	(18,863)
BNP Paribas S.A.	(3,298)	—	—	(3,298)
Citibank N.A.	(5,485)	5,485	—	—
Credit Suisse International	—	—	—	—
Deutsche Bank AG	(9,969)	—	—	(9,969)
Goldman Sachs & Co.	(470,143)	470,143	—	—
HSBC Bank plc	(2,697)	2,254	—	(443)
JPMorgan Chase Bank	(621)	621	—	—
Morgan Stanley	(699,080)	699,080	—	—
Royal Bank of Canada	(7,576)	7,576	—
State Street Bank & Trust	(2,173)	—	—	(2,173)
The Toronto- Dominion Bank	(8,271)	—	—	(8,271)
UBS AG	(3,092)	—	—	(3,092)
Total derivatives subject to a master netting arrangement or similar agreement	$(1,247,001)	$1,200,892	$—	$(46,109)

Securities Lending:

Each Fund may lend its portfolio securities to brokers, dealers and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets pursuant to Master Securities Loan Agreement. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. A Fund may, subject to certain notice requirements, at any time call the loans and obtain the return of the securities loaned. Each Fund will be entitled to the interest and dividends on its loaned securities. These loans are used to leverage a Fund’s assets i.e., while the Fund continues to receive the income on the loaned securities, it invests the cash collateral received in any securities or instruments consistent with its investment objective and earn returns thereon. Each Fund will be required to return the collateral with the interest at a predetermined fixed or floating rate and because its interest obligations and transaction costs may turn out to be greater or less than the return on the Fund’s investments of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. The Funds also continue to receive income on loaned securities while earning returns on the cash amounts reinvested for the purchase of investment in securities. Income from securities lending for AASF and AAS II, totalling $2,307,185 and $69,772, respectively, are included in securities lending income in each Fund’s Consolidated Statement of Operations. Interest on the invested cash collateral is included in financing fees on the accompanying Consolidated Statement of Operations.The Funds securities lending activities are not subject

168

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

2.	Summary of Significant Accounting Policies (Continued)

to any fee splits with a third party. At October 31, 2015, a portion of the cash held as collateral was invested in securities for AASF and AAS II.

The value of loaned securities and related collateral at October 31, 2015 were as follows:

Fund	Market value of securities loaned	Market value of collateral received on securities loaned*
Arden Alternative Strategies Fund	$131,706,973	$137,388,354
Arden Alternative Strategies II	6,113,963	6,224,156

Securities Traded on To-Be-Announced:

Each Fund may from time to time purchase, or sell short, securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in its records in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Indemnifications:

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds have not had such claims or losses through October 31, 2015 pursuant to these contracts and expect the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. The amortized cost method of valuation, which approximates fair market value, generally is used to value cash equivalents.

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Funds intend to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares.

3.	Federal Income Tax

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing substantially all of its net investment income during each calendar year, net realized capital gains and certain other amounts during each calendar year, if any, the Funds intend not to be subject to a federal excise tax.

169

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

3.	Federal Income Tax (Continued)

As of October 31, 2015, management of each Fund has reviewed the open tax period since inception and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Each Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2015, the Funds did not incur any interest or penalties.

The tax character of distributions paid for the tax year ended October 31, 2015 were as follows:

	Year ended October 31, 2015 distributions paid from			Period ended October 31, 2014 distributions paid from
	Ordinary income	Long term capital gains	Total distributions	Ordinary income	Long term capital gains	Total distributions
Arden Alternative Strategies Fund	$33,348,656	$38,347,045	$71,695,701	$33,995,013	$—	$33,995,013
Arden Alternative Strategies II(a)	2,519,148	—	2,519,148	—	—	—

(a) AAS II commenced operations on February 3, 2014.

At October 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long term capital gains	Accumulated realized capital and other losses	Net unrealized appreciation (depreciation)*	Total accumulated earnings (deficit)
Arden Alternative Strategies Fund	$—	$—	$(7,959,711)	$(56,666,651)	$(68,354,183	)**
Arden Alternative Strategies II	185,773	—	(168,478)	(1,644,676)	(1,627,381)

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, timing and deductibility of certain expenses, and mark to market on Passive Foreign Investment Companies.

**	Inclusive of other temporary differences in the amount of $3,727,821 as described below.

Permanent differences have no effect on net assets. The effect of such permanent differences on the Funds, which includes reclassifications of foreign currency gain (loss), dividends paid on certain securities loaned, net operating loss, investments in the Subsidiary, income from certain swap agreements, investments in real estate investments trusts, investments in partnerships, investments in passive foreign investment companies, investments in business development companies, return of capital distributions received, non-deductible expenses and investments in trusts, resulted in the following reclassifications, as of October 31, 2015, among the Funds’ components of net assets:

	Accumulated undistributed net investment income	Accumulated net realized gain (loss) on investments	Paid in capital
Arden Alternative Strategies Fund	$7,896,140	$(3,693,894)	$(4,202,246)
Arden Alternative Strategies II	1,000,860	(835,153)	(165,707)

At October 31, 2015, the Funds had capital loss carryforwards for federal income tax purposes which are not subject to expiration as follows:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Arden Alternative Strategies Fund	$4,076,581	$3,883,130
Arden Alternative Strategies II	—	168,478
170

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

3.	Federal Income Tax (Continued)

The Funds are permitted to carry forward capital losses incurred for an unlimited period and will retain their character as either short-term or long-term capital losses. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Late year ordinary losses incurred after December 31 and within the taxable year are deemed to arrive on the first business day of the Fund’s next taxable year. For the year ended October 31, 2015, AASF deferred to November 1, 2015 late year ordinary losses of $3,727,821.

4.	Investment Transactions and Related Income

Investment transactions are accounted on trade date for financial reporting purposes. Interest income and expense is recognized on an accrual basis. Bond discounts are accreted and premiums are amortized over the expected life of each applicable security using the yield to maturity method. Dividend income and expense is recorded on the ex-dividend date, or for foreign securities, when the information becomes available to the Funds. Realized gains or losses on sales of investments are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. In calculating the NAV of each class of AAS II, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and disclosed in the Consolidated Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Consolidated Statements of Assets and Liabilities.

5.	Purchase and Redemption of Shares

AASF currently offers Class I shares and AAS II currently offers Class A, C, R, I and Advisor shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Funds’ shares do not charge redemption fees.

AASF’s Class I shares are offered primarily for investors who are clients of investment advisors, consultants, broker-dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor (as defined below) to offer Class I shares. The minimum initial investment for Class I shares of AASF is $1,000. The minimum initial investment for Class I shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. For AAS II, the minimum initial investment for Class A, Class C, Class R shares and Advisor Class shares is $1,000. Subsequent investments for those classes must be made in amounts of $500 or more. Class I shares of AAS II are only offered to certain eligible investors meeting a minimum initial investment of $100,000 (with subsequent investments subject to a $1,000 minimum). Investors meeting these requirements must fall into one or more of the following categories: (1) other mutual funds, endowments, foundations, bank trust departments or trust companies; (2) retirement plans (such as 401(a), 401(K) or 457 plans) meeting a $5 million minimum initial investment amount; (3) registered investment advisers investing on behalf of certain clients in exchange for an advisory, management or consulting fee; (4) certain broker-dealer

171

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

5.	Purchase and Redemption of Shares (Continued)

sponsored fee-based wrap programs or other fee-based advisory accounts; and (5) clients of the Adviser. Class I shares of both AASF and AAS II may also be offered for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board.

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Funds or the Distributor (as defined below) to sell shares or by contacting management of the Funds by mail or telephone.

6.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreements (collectively the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages each Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and assumption of Fund expenses, the Adviser is entitled to an investment management fee from each Fund, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of each Fund up to and including $1 billion; (ii) 1.65% of total average annual net assets of each Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of each Fund in excess of $2 billion. For the year ended October 31, 2015, AASF and AAS II incurred fees of $18,603,468 and $1,395,393, respectively, of which $1,184,479 and $2,014 (net of accrued waivers), respectively, remain payable at year end.

The Adviser has contractually agreed, pursuant to an expense limitation and reimbursement agreement (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses (excluding any “Underlying Funds’” (funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) fees and expenses, fees paid pursuant to a Rule 12b-1 plan, if any, dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Funds), to the extent necessary to limit the ordinary operating expenses of each Fund’s share classes to 1.99% per annum of the average daily net assets for AASF and AAS II. Additionally, the Expense Limitation Agreement provides that the Adviser will waive its advisory fee payable under the Advisory Agreement to the extent necessary to reimburse each Fund for any management fees to which it is subject as an investor in Underlying Funds that are not exchange-traded funds. In consideration of the Adviser’s agreement to limit the Funds’ expenses, the Funds will carry forward the amount of expenses paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Funds’ ordinary operating expenses to exceed the Expense Limitation in effect at the time the expense was paid or absorbed. The Expense Limitation Agreement for Class I shares of AASF and each share Class of AAS II will remain in effect indefinitely unless terminated or changed the Funds’ Board. For the year ended October 31, 2015, there were $2,421,850 and $1,497,227 ($1,447,580 for Class I and $49,647 for Advisor Class) of reimbursed expenses related to the Expense Limitation Agreement for AASF and AAS II, respectively.

At October 31, 2015, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Eligible by		Total Eligible for Reimbursement
Fund	2017	2018
Arden Alternative Strategies Fund	$1,572,556	$2,421,850	$3,994,406
Arden Alternative Strategies II	1,119,623	1,497,227	2,616,850
172

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

7.	Other Agreements

Pursuant to the sub-advisory agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Funds allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Funds in their discretion and will implement investment programs for the Funds’ assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fees received by the Adviser.

JPMorgan Chase Bank, N.A. serves as the administrator (the “Administrator”) to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator a monthly fee, accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A. serves as the custodian to the Funds in accordance with custodian agreement. Custodian fees are payable monthly by each Fund based on its aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services LLC serves as the transfer agent to the Funds.

Arden Securities LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement. The Board has adopted a distribution plan for Advisor Class Shares of AAS II in accordance with Rule 12b-1 under the 1940 Act. The distribution plan provides that the Advisor Class Shareholders shall pay distribution fees at an annual rate of 0.25% of the average daily net assets of Advisor Class Shares. For the year ended October 31, 2015, the Distributor retained $6,320 in distribution fees for Advisor Class Shares.

8.	Trustee Fees and Related Parties

At October 31, 2015, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

The Trust compensates each trustee who is not an officer, director or employee of the Trust, for his or her services as a trustee of the Trust or as a member of the Board. The independent trustees are each paid an annual retainer of $10,000 by AASF and AAS II, and are reimbursed for travel-related expenses by the Trust. The trustees do not receive any pension or retirement benefits from the Funds in the Fund Complex (as defined below). The Fund Complex includes AASF, AAS II and AASV (all of which are series of the Trust), as well as Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C

9.	Investment Transactions

For the year ended October 31, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments and U.S. government and agency securities and derivative investments, were as follows:

	Purchases		Sales
Fund	Long	Short	Long	Short
Arden Alternative Strategies Fund	$6,547,602,237	$5,367,620,565	$6,648,272,452	$5,143,103,165
Arden Alternative Strategies II	366,024,770	319,670,639	375,917,709	302,888,428
173

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

10.	Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of your investment in a Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Funds’ objectives.

Counterparty Credit Risk is the risk with respect to its use of derivatives and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser or a Sub-Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. The Adviser and Sub-Advisers will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Funds. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Multi-Manager Risk is the risk that the success of a Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Funds’ investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Event Driven Trading involves the risk that the event identified may not occur as anticipated or may not have the anticipated effect, which may result in a negative impact upon the market price of securities held by the Funds.

Equity Market Risk is the risk that the market value of the securities in which the Funds invest may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for a Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Advisers (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Funds’ performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Funds may invest in foreign securities, the Funds may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Funds trade in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore funds.

Derivative Risk is the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives may be a significant component of a Fund’s investment strategy.

Derivatives Forward Foreign Currency Contracts Risk is the risk that a Fund may be exposed to when it agrees to enter into a type of derivative contract whereby the Funds may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. The Funds’ investments or hedging strategies may not achieve their objectives. Investments in these instruments also subject the Funds to counterparty risk.

174

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

10.	Principal Risks (Continued)

Derivatives Futures Risk is the risk that a Fund may be exposed to if it enters into futures contracts, including currency, bond, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivatives Risks” described above.

Derivatives Options Risk is the risk that a Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If a Fund sells a put option, there is a risk that it may be required to buy the underlying asset at a disadvantageous price. If a Fund sells a call option, there is a risk that it may be required to sell the underlying asset at a disadvantageous price. If a Fund sells a call option on an underlying asset that it owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Derivatives Swaps/Contracts for Differences Risk involves greater risks than direct investment in the underlying securities because swaps and contracts for differences are subject to the risks relating to “Derivatives” described above. Further, total return swaps and contracts for differences are also subject to the particular risk that they could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

Short Sales are expected to comprise a significant component of the Funds’ investment strategies. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Funds to leverage risk (i.e., the risk that losses could well exceed the Funds’ investments). This can occur, for example, when a Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Exchange-Traded Fund involves several risks. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Funds may invest are actively managed, which indirectly subjects the Funds to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF. is the risk that ETFs in which the Funds invests may terminate due to extraordinary

175

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

10.	Principal Risks (Continued)

events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Debt Securities held by the Funds are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Funds may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Funds to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Funds are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some, or all, of the Funds’ Sub-Advisers may borrow money from banks for investment purposes and, thus, the Funds may make margin purchases of securities, to the extent permitted by the 1940 Act. The Funds are also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, securities lending, derivatives or other instruments where the risk of loss exceeds the amount invested.

Securities Lending can involve risk of loss. A loan may be terminated at any time by the borrower or by a Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Funds’ benefit or downside risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Funds’ transaction costs. However, loans of securities will be made only to companies the Adviser or the Funds’ Administrator deems to be creditworthy (such creditworthiness will be determined based on procedures approved by the Board) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities.

Company Risk is the risk that a company in which the Funds are invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk is the risk associated with the Funds’ investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

11.	Subsequent events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures or adjustments were required to the financial statements as of October 31, 2015, other than those listed below.

176

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Continued)
OCTOBER 31, 2015

11.	Subsequent events (Continued)

At the Special Meeting on November 25, 2015, shareholders of the Funds approved the Reorganizations of each of AASF and AAS II into Aberdeen Multi-Manager Alternative Strategies Fund and Aberdeen Multi-Manager Alternative Strategies II Fund, respectively (see Note 1 for additional information), as follows:

	Votes for	Votes against	Abstentions
AASF	62,172,152.502	140,378.042	206,294.970
AAS II	6,263,468.396	2,090.761	0

At the Special Meeting, shareholders of each of the Funds also approved interim advisory agreements by and between the Trust, on behalf of AASF, and AAMI, and by and between the Trust, on behalf of AAS II, and AAMI (each an “Interim Agreement” or collectively, the “Interim Agreements”) as set forth below. It is anticipated that the Interim Agreements will go into effect on or about December 31, 2015. It is anticipated that the Reorganizations will take place during the first quarter of 2016. Implementation of the Interim Agreements will allow AAMI to serve as investment adviser, and shareholder approval of the agreement will allow AAMI to receive the advisory fees held in escrow for its services provided to the Funds during the period from the effective date of an Interim Agreement through the earlier of the closing date of a Reorganization or 150 days from the effective date of the Interim Agreement. The terms of the Interim Agreements are identical to the current advisory agreements between each Fund and Arden (collectively, the “Existing Agreement”) except with respect to: (i) the replacement of Arden with AAMI; (ii) the effective and termination dates; (iii) the method of payment of the compensation under the Interim Agreement (i.e., the escrow provision included in the Interim Agreement as required by Rule 15a-4 under the 1940 Act); and (iv) certain immaterial changes.

	Votes for	Votes against	Abstentions
AASF	62,151,974.273	154,154.010	212,697.231
AAS II	6,263,468.396	2,090.761	0

Following the completion of the Reorganizations, shareholders of the Funds will be shareholders of the Aberdeen Funds, which will be managed by AAMI.

12.	Change in Auditor (Unaudited)

In September 2015, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm to the Funds and the Board selected KPMG LLP (“KPMG”) as the Funds’ new independent registered public accounting firm for the fiscal year ending October 31, 2015. EY resigned due to concerns that it would no longer be independent of the Funds following the Reorganizations. The Audit Committee of the Trust approved the change in auditors. For the fiscal years ended October 31, 2014 and October 31, 2013, EY’s audit reports concerning the Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended October 31, 2014 and October 31, 2013, and through September 23, 2015, there were no disagreements between the Funds and EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of EY, would have caused it to make reference to the disagreements in its report on the financial statements for such periods. In addition, there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the Funds fiscal years ended October 31, 2014 and October 31, 2013, and the interim period ended September 23, 2015, neither the Registrant nor anyone on its behalf consulted KPMG concerning (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Registrants financial statements or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

177

Report of Independent Registered Public
Accounting Firm

The Board of Trustees and Shareholders of
Arden Investment Series Trust:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of the Arden Alternative Strategies Fund and Arden Alternative Strategies II (the “Funds”), two of the funds constituting Arden Investment Series Trust, as of October 31, 2015, and the related consolidated statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The consolidated statements of changes in net assets and the financial highlights for each of the years or periods presented through October 31, 2014 were audited by other auditors, whose report thereon dated December 30, 2014, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2015, and the results of their operations, changes in their net assets, and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 30, 2015

178

ARDEN INVESTMENT SERIES TRUST
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the year ended October 31, 2015.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the year ended October 31, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per period before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the periods. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

179

ARDEN INVESTMENT SERIES TRUST
Expense Examples (Unaudited) (Continued)

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Arden Alternative Strategies Fund
Class I
Actual	$1,000	$970.20	$20.06	4.04%
Hypothetical	$1,000	$1,004.84	$20.42	4.04%
Arden Alternative Strategies II
Class I
Actual	$1,000	$1,004.10	$18.49	3.66%
Hypothetical	$1,000	$1,006.76	$18.51	3.66%
Advisor Class
Actual	$1,000	$1,003.10	$19.74	3.91%
Hypothetical	$1,000	$1,005.49	$19.76	3.91%

*	Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).
180

ARDEN INVESTMENT SERIES TRUST
Additional Information
(Unaudited)

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, (i) upon request, by calling (866)733-7145; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds“ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

181

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
(Unaudited)

I.	Renewal of Advisory Agreements with Arden Asset Management LLC for Arden Alternative Strategies Fund and Arden Alternative Strategies II

The investment advisory agreements between Arden Investment Series Trust (the “Trust”) and Arden Asset Management, LLC (“Arden” or the “Adviser”), on behalf of Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II” and together with AASF, the “Funds”), may be continued in effect from year to year subject to approval by: (i) the Funds’ Board of Trustees (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Funds; provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Funds (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 11, 2015, all of the Trustees, including the Independent Trustees, approved the continuance of each of the Fund’s Advisory Agreements (collectively, the “Advisory Agreement”) for an additional term to expire the earlier of: one year or the closing date of the acquisition (“Acquisition”) of Arden by Aberdeen Asset Management Inc. (“AAMI”). In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Funds to the Adviser under the Advisory Agreement; (ii) information concerning the individuals responsible for the day to day management of the Funds’ assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

The Nature Quality and Extent of Services Provided by the Adviser

The Trustees reviewed the services that the Adviser provides to the Funds and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the management of each Fund’s investments in accordance with its stated investment objective and policies and the types of transactions that are entered into on behalf of each Fund. The Board noted that, in addition to the investment advisory services provided to the Funds under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Funds. The Independent Trustees considered the Adviser’s ability to identify and select quality sub-advisers, provide ongoing oversight and monitoring of the sub-advisers and the Trust’s other third-party service providers, and monitor compliance with applicable Fund policies and procedures, including each Fund’s adherence to its investment restrictions. The Board also considered the proposed Reorganizations of each of the Funds into a newly created series to be managed by AAMI and the Acquisition of Arden by AAMI, noting Arden’s representation that there would be no change in the services provided to the Funds by Arden until the closing of the Acquisition. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Funds at the meeting, the Board concluded that the each Fund was receiving the services required from the Adviser under the Advisory Agreement, and that these services were of reasonably high quality.

Investment Performance of the Adviser

In connection with its evaluation of the services provided by the Adviser, the Board also considered the investment performance of each Fund, and compared the performance of each Fund to that of (i) the S&P 500 Index, HFRX Index and BarCap Index and (ii) a peer group of competitors (“Performance Peer Group”). It was observed that although AASF and AAS II underperformed certain indices and comparable mutual funds in the Performance Peer Group during certain periods, AASF’s and AAS II’s results had met expectations, in light of the particular strategies employed by their sub-advisers and the relatively lower volatility sought by the portfolio management team.

182

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

Costs of the Services Provided and Profits Realized by the Adviser from its Relationship with the Funds

The Independent Trustees also considered the costs of services provided by the Adviser. The Independent Trustees noted that under each Advisory Agreement, each Fund pays the Adviser a management fee of 1.85 percent that declines on additional assets as each Fund grows. The Independent Trustees also considered information showing a comparison of the management fee and expense ratio of each Fund compared with fees and expenses of other similarly registered alternative mutual funds that employ multiple sub-advisers (“Expense Peer Group”). Additionally, the Independent Trustees considered that Arden has entered into an expense limitation agreement with respect to each Fund. The Trustees found that the advisory fee rates paid under the Advisory Agreement are within the range of those fee rates paid by other similar funds in the Expense Peer Group, though observing that the rate for the Funds is on the higher end of the range. The Trustees also observed that the Funds’ expense ratios were lower, after waivers and reimbursements, than the average net expense ratio for the Expense Peer Group.

The profitability realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing this information, the Trustees noted that the Adviser’s profitability generated from the Funds was not excessive.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Board also considered whether there were opportunities for economies of scale to be realized by AASF and AAS II. However, the Board noted that the Adviser was proposing to reorganize AASF and AAS II into newly created funds to be managed by AAMI and thus economies of scale did not appear relevant at this time.

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreement for an additional term to expire the earlier of: one year or the closing date of the Acquisition.

II.	Approval of Renewal of Sub-Advisory Agreements for Arden Alternative Strategies Fund and Arden Alternative Strategies II

Each investment sub-advisory agreement between Arden Investment Series Trust and Arden Asset Management LLC (“Arden” or the “Adviser”), on behalf of Arden Alternative Strategies Fund and Arden Alternative Strategies II (collectively, the “Funds”), may be continued in effect from year to year subject to approval by: (i) the Fund’s Board of Trustees (the “Board”); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund; provided that, in either event, the continuance must also be approved by a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Fund (the “Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 11, 2015, all of the Trustees, including the Independent Trustees, approved the continuance of: (i) the sub-advisory agreement between Chilton Investment Company, LLC and Arden for each of the Funds; (ii) the sub-advisory agreement between CQS (US), LLC and Arden for each of the Funds; (iii) the sub-advisory agreement between D. E. Shaw Investment Management L.L.C. and Arden for each of the Funds; (iv) the sub-advisory agreement between JANA Partners LLC and Arden for AASF; (v) the sub-advisory agreement between J.P. Morgan Investment Management Inc. and Arden for each of the Funds; (vi) the sub-advisory agreement between River Canyon Fund Management LLC and Arden for each of the Funds; (vii) the sub-advisory agreement between Santa Fe Partners LLC and Arden for each of the Funds; (viii) the sub-advisory agreement between Whitebox Advisors LLC and Arden for each of the Funds; and (ix) the sub-advisory agreement between York Registered Holdings, L.P. and Arden for each of the Funds (each, a “Sub-Adviser”

183

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

and collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”) for an additional term to expire the earlier of: one year or the closing date of the acquisition (“Acquisition”) of Arden by Aberdeen Asset Management Inc. (“AAMI”). In considering whether to renew the Sub-Advisory Agreements, the Board reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ services, including information concerning the services rendered to the Fund by each Sub-Adviser and the fees paid by the Adviser to each Sub-Adviser, as well as a summary of the legal duties of the Board under the 1940 Act. The Board also considered each Sub-Adviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Sub-Adviser’s capability and wherewithal to carry out its responsibilities under its applicable Sub-Advisory Agreement. The Board also considered the proposed Reorganizations of each of the Funds into a newly created series to be managed by AAMI and the Acquisition of Arden by AAMI (each of which would result in the termination of the Sub-Advisory Agreements by their terms). In particular, the Board considered the following:

The Nature, Quality and Extent of Services Provided by the Sub-Advisers

The Trustees reviewed Arden’s presentation and materials concerning each Sub-Adviser and the services it provided to the Funds. In connection with the sub-advisory services provided to the Funds, the Independent Trustees discussed the resources dedicated to the Funds by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered each Sub-Adviser’s adherence to the Funds’ investment strategies and restrictions. The Trustees also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Funds, as well as the Adviser’s representations in this regard. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the CCO’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Funds will continue to receive the services required from each Sub-Adviser under its Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services being provided.

Investment Performance of the Sub-Advisers

In connection with its evaluation of the services provided by the Sub-Advisers, the Board also considered the investment performance of each Fund, and compared the performance of each Fund to that of (i) the S&P 500 Index, HFRX Index and BarCap Index and (ii) a peer group of competitors (“Performance Peer Group”), as well as the individual performance of each Sub-Adviser and the Adviser’s process for monitoring such performance. The Board considered, in particular, the Adviser’s rationale for recommending the continued retention of each Sub-Adviser. It was observed that although AASF and AAS II underperformed certain indices and the Performance Peer Group during certain periods, AASF and AAS II’s results had met expectations, in light of the particular strategies employed by the Sub-Advisers and the relatively lower volatility sought by the portfolio management team.

Cost of the Services Provided and Profits Realized by the Sub-Advisers from their Relationship with the Funds

The Independent Trustees reviewed the sub-advisory fees paid under each Sub-Advisory Agreement, which are not paid by the Funds. Because each Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Funds. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the fees paid under each Sub-Advisory Agreement were fair and within the range of fees paid by other sub-advisers to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Independent Trustees observed that breakpoints were in place to allow for the realization of economies of scale as Fund assets exceed $1.0 billion. The Board noted that the Adviser was proposing to reorganize

184

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

AASF and AAS II into newly created funds to be managed by AAMI and thus economies of scale did not appear relevant at this time.

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the sub-advisory fee structures to be fair and reasonable in light of the services provided by the Sub-Advisers. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the continuance of each of the Sub-Advisory Agreements for an additional term to expire the earlier of: one year or the closing date of the Acquisition.

III. Approval of Interim Advisory Agreements with Aberdeen Asset Management Inc. for Arden Alternative Strategies Fund and Arden Alternative Strategies II

At the meeting of the Board of Trustees (“Board”) of Arden Investment Series Trust (the “Trust”) held on September 11, 2015, the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (“1940 Act”), of the Fund (the “Independent Trustees”), unanimously approved, on behalf of each of Arden Alternative Strategies Fund and Arden Alternative Strategies II (collectively, the “Funds”) the proposed interim investment advisory agreements (collectively, the “Interim Advisory Agreement”) between the Trust and Aberdeen Asset Management Inc. (“AAMI”). The Board noted that the acquisition of Arden by AAMI (“Acquisition”) will result in the automatic termination of the Funds’ current investment advisory agreements between the Trust, on behalf of each Fund, and Arden (“Existing Agreement”). The Board also noted that the Interim Advisory Agreement will allow AAMI to serve as the investment adviser to the Funds until the reorganization of each Fund into a newly created series to be managed by AAMI is completed (the “Reorganizations”). The Board had discussions with AAMI and considered its earlier in-depth discussion with AAMI concerning the comprehensive services they would provide to the post-reorganized Funds managed by AAMI and to the Funds directly if the Reorganizations are consummated post-Acquisition and recalled the various written materials and oral presentations in connection with AAMI’s proposed services, including with respect to the nature, extent and quality of services, financial condition and fees and expenses, investment performance and the code of ethics and compliance program of AAMI. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each of the Interim Advisory Agreements.

The Nature, Quality and Extent of Services to be Provided by AAMI

The Trustees recalled and reviewed the presentation of AAMI provided to the Trustees regarding its proposed services to be provided to the Funds, if the Interim Advisory Agreement is implemented prior to the Reorganizations. They considered the broad scope of investment advisory services proposed to be provided by AAMI under the Interim Advisory Agreement. In this regard, it was observed that the terms of the Interim Advisory Agreement are identical to the Existing Agreement except with respect to: (i) the replacement of Arden with AAMI; (ii) the effective and termination dates; (iii) the method of payment of the compensation under the Interim Advisory Agreement (i.e., the escrow provision included in the Interim Advisory Agreement as required by Rule 15a-4 under the 1940 Act); and (iv) other immaterial changes. The Trustees also considered the experience of the personnel of AAMI, including the individuals anticipated to be responsible for the day-to-day management and operation of the Funds’ assets. They noted, in particular, the representation that the current members of Arden’s Investment Committee would continue to serve as a significant part of the portfolio management team serving the Funds (as AAMI employees) should the Interim Advisory Agreement be implemented. The Trustees noted that AAMI at its own expense will provide facilities necessary for the operation of the Funds and will make certain of its personnel available to serve as senior officers of the Funds, including the Chief Compliance Officer, the Principal Executive Officer and the Principal Financial Officer. The Trustees considered AAMI’s ability to provide ongoing oversight and monitoring of the sub-advisers and the Funds’ other service providers and monitor compliance with applicable Fund policies and procedures, including the Funds’ adherence to their investment restrictions. In this regard, the Trustees considered many of the same factors relevant to their consideration of the Reorganizations and AAMI’s ability

185

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

to provide quality services to the Funds of at least the same level and quality currently being provided under the Existing Agreement. The Trustees also considered AAMI’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Funds. The Trustees found it was reasonable to expect that if each Interim Advisory Agreement was implemented, the relevant Fund would receive from AAMI services that are of at least the equivalent scope and quality as the services currently provided to the Funds by Arden. The Trustees thus expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance

The Trustees noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Trustees noted that AAMI had no record yet in managing the Funds and had not managed a substantially identical fund/account; however, it was observed that the Funds’ current portfolio management team members would continue to be part of the portfolio management team managing the Funds upon implementation of the Interim Advisory Agreement. Consequently, the Trustees reviewed the performance of each Fund comparing it to that of various indices and to a peer group of similar alternative mutual funds with multiple sub-advisers. It was observed that although the Funds underperformed certain indices and comparable mutual funds during certain periods, the Funds’ results had met expectations, in light of the particular strategies employed by the sub-advisers to the Funds and the relatively lower volatility sought by the portfolio management team. The Trustees also noted that an affiliate of AAMI had delivered satisfactory performance results for a fund that is somewhat similar to the Funds from a portfolio composition and structuring perspective.

Cost of the Services to be Provided and Profits to be Realized by AAMI from its Relationship with the Funds

The Trustees reviewed the proposed cost of services to be provided by AAMI and the proposed fees to be paid under the Interim Advisory Agreement. The Trustees noted that under each Interim Advisory Agreement, the Funds will pay AAMI the identical fee rates paid under the Existing Agreement. The Trustees also considered information showing a comparison of the management fees and expense ratios of the Funds compared with fees and expenses of other similar registered alternative mutual funds that employ multiple sub-advisers (“Expense Peer Group”). The Trustees found that the advisory fee rates paid under the Interim Advisory Agreement are within the range of those fee rates paid by other similar funds in the Expense Peer Group, though observing that the rate for the Funds is on the higher end of the range. Additionally, the Trustees considered that AAMI has entered into an expense limitation agreement with respect to the Funds, which is substantially identical to the current expense limitation agreement in effect for the Funds. The Trustees also observed that the Funds’ expense ratios were lower, after waivers and reimbursements, than the average net expense ratio for the Expense Peer Group.

The Trustees then considered the proposed expenses incurred and profits estimated to be realized by AAMI and its affiliates from their relationships with the Funds. Based on the data provided, they concluded that AAMI’s anticipated profitability was not excessive. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions, that the proposed fees under each Interim Advisory Agreement were fair and reasonable in light of the services proposed to be provided to the Funds.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Board considered whether there were opportunities for economies of scale to be realized by the Funds. In this regard, the Trustees took into account that the Funds’ advisory fee rates decline as Fund assets exceed various breakpoints, which have not yet been surpassed.

186

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of each Interim Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services to be provided by AAMI. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including a majority of the Independent Trustees, approved the Interim Advisory Agreement to take effect upon the closing of the Acquisition.

IV. Approval of Interim Sub-Advisory Agreements for Arden Alternative Strategies Fund and Arden Alternative Strategies II

At the meeting of the Board of Trustees (“Board”) of Arden Investment Series Trust (the “Trust”) held on September 11, 2015 (“May Meeting”), the Board, including all of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (“1940 Act”), of the Fund (the “Independent Trustees”), unanimously approved, on behalf of Arden Alternative Strategies Fund and Arden Alternative Strategies II (collectively, the “Funds”): (i) the interim sub-advisory agreement between Achievement Asset Management LLC and Aberdeen Asset Management Inc. (“AAMI”) for each of the Funds; (ii) the interim sub-advisory agreement between Algert Global LLC and AAMI for each of the Funds; (iii) the interim sub-advisory agreement between Chilton Investment Company, LLC and AAMI for each of the Funds; (iv) the interim sub-advisory agreement between CQS (US), LLC and AAMI for each of the Funds; (v) the interim sub-advisory agreement between D. E. Shaw Investment Management L.L.C. and AAMI for each of the Funds; (vi) the interim sub-advisory agreement between Ellington Management Group, L.L.C. and AAMI for each of the Funds; (vii) the interim sub-advisory agreement between Goldman Sachs Asset Management, L.P. and AAMI for each of the Funds; (viii) the interim sub-advisory agreement between JANA Partners LLC and AAMI for AASF; (ix) the interim sub-advisory agreement between J.P. Morgan Investment Management Inc. and AAMI for each of the Funds; (x) the interim sub-advisory agreement between Otter Creek Advisors, LLC and AAMI for each of the Funds; (xi) the interim sub-advisory agreement between PanAgora Asset Management, Inc. and AAMI for each of the Funds; (xii) the interim sub-advisory agreement between River Canyon Fund Management LLC and AAMI for each of the Funds; (xiii) the interim sub-advisory agreement between Santa Fe Partners LLC and AAMI for each of the Funds; (xiv) the interim sub-advisory agreement between Whitebox Advisors LLC and AAMI for each of the Funds; and (xv) the interim sub-advisory agreement between York Registered Holdings, L.P. and AAMI for each of the Funds (each, a “Sub-Adviser” and collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”). It was observed that the Funds’ existing sub-advisory agreements terminate by their terms upon the closing of the acquisition (“Acquisition”) of Arden Asset Management LLC (“Arden”) by AAMI (since they terminate upon the termination of the Funds’ existing advisory agreements). In considering whether to approve the Interim Sub-Advisory Agreements, the Board reviewed and considered various written materials and oral presentations in connection with the Sub-Advisers’ services already presented and considered with respect to the Board’s consideration of the renewal of the existing sub-advisory agreements with Arden, including information concerning the services rendered to the Funds by each Sub-Adviser and the fees to be paid by AAMI to each Sub-Adviser, as well as a summary of the legal duties of the Board under the 1940 Act. The Board also considered each Sub-Adviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Sub-Adviser’s capability and wherewithal to carry out its responsibilities under its applicable Interim Sub-Advisory Agreement. The Board also considered the proposed reorganizations of each of the Funds into a newly created series (“Reorganizations”) to be managed by AAMI and the Acquisition of Arden by AAMI. In particular, the Board considered the following:

The Nature, Quality and Extent of Services to be Provided by the Sub-Advisers

The Trustees recalled the presentation and materials concerning each Sub-Adviser and the services proposed to be provided to each Fund if the Interim Sub-Advisory Agreements are implemented prior to the Reorganizations. The Independent Trustees discussed the sub-advisory services to be provided by each Sub-Adviser under the Interim Sub-Advisory Agreements as well as the resources to be dedicated to the Funds

187

ARDEN INVESTMENT SERIES TRUST
BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENT (Continued)
(Unaudited)

by each of the Sub-Advisers, including each Sub-Adviser’s investment professional expertise and depth. In this regard, it was observed that the terms of the Interim Sub-Advisory Agreements are identical to the current Existing Sub-Advisory Agreements except with respect to: (i) the replacement of Arden Asset Management LLC with AAMI; (ii) the effective and termination dates; and (iii) other immaterial changes. The Trustees also considered the Sub-Advisers’ representations regarding the adequacy of their financial condition and their financial wherewithal to provide quality services to the Funds, as well as the Adviser’s and AAMI’s representations in this regard. The Trustees also considered the compliance diligence conducted on each Sub-Adviser and the CCO’s representations in this regard. The Trustees found it was reasonable to expect that if each Interim Sub-Advisory Agreement was implemented, the relevant Fund would continue to receive the same high quality level of services currently provided under the Existing Sub-Advisory Agreements. The Trustees thus expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance

In connection with its evaluation of the services provided by the Sub-Advisers, the Board also recalled its earlier consideration of the investment performance of each Fund, and compared the performance of each Fund to that of (i) the S&P 500 Index, HFRX Index and BarCap Index and (ii) a peer group of competitors (“Performance Peer Group”), as well as the individual performance of each Sub-Adviser. It was observed that although AASF and AAS II underperformed certain indices and the Performance Peer Group during certain periods, AASF and AAS II’s results had met expectations, in light of the particular strategies employed by the Sub-Advisers and the relatively lower volatility sought by the portfolio management team. The Trustees also observed the steps taken to improve performance by any Sub-Adviser with underperformance.

Cost of the Services to be Provided and Profits to be Realized by the Sub-Advisers from Their Relationships with the Funds

The Independent Trustees recalled their review of the sub-advisory fees to be paid under each Interim Sub-Advisory Agreement, which are not paid by the Funds. Because each Interim Sub-Advisory Agreement was negotiated at arms-length by AAMI, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Advisers from their relationship with the Funds. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the fees to be paid under each Interim Sub-Advisory Agreement were fair.

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale

The Trustees noted the proposed Reorganizations of AASF and AAS II and determined that economies of scale did not appear relevant at this time.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fees were fair and reasonable in light of the services proposed to be provided by the Sub-Advisers. In reaching this conclusion, no single factor reviewed by the Trustees was determinative.

188

ARDEN INVESTMENT SERIES TRUST
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)
As of OCTOBER 31, 2015

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustees	Present or Past (within 5 years) other Directorships held by Trustees
Charles S. Crow, III, 65	Trustee	Indefinite/Since September 2012	Mr. Crow has been a partner of the law firm of Crow & Associates since 1981.	8	Member of the Board of Directors of 1st Constitution Bank; Member of the Board of Trustees of Centurion Ministries, Inc.
Richard B. Gross, 68	Trustee	Indefinite/Since September 2012	Mr. Gross is a lawyer and former senior banking executive. From 1998 through 2001, he served as Managing Director and General Counsel of U.S. Trust, a 150-year old banking firm specializing in investment management and fiduciary services.	8	Member of the Board of Trustees of the Randall’s Island Park Alliance, Inc., a not-for-profit organization working in partnership with the City of New York/Parks & Recreation.

Interested Trustee1

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Present or Past (within 5 years) other Directorships held by Trustee
Henry P. Davis, 50	Interested Trustee and Chief Executive Officer	Indefinite/From July 2012	Mr. Davis is President (2014-present) and Partner of the Adviser (2001-present). From 2001-2014, Mr. Davis was a Managing Director of the Adviser.	3	N/A

[1]	Trustee who is an “interested person” (as defined by the 1940 Act) of the Funds because of his affiliation with the Adviser and its affiliates.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by visiting the Fund’s Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

189

ARDEN INVESTMENT SERIES TRUST
TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)
As of OCTOBER 31, 2015

Officers Who Are Not Trustees

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew M. Katz, 38	Chief Financial Officer	Indefinite/From September 2012	Mr. Katz is Chief Financial Officer and a Managing Director of the Adviser (2013 – present). From 2008 – 2012, Mr. Katz served as Executive Director and Controller of the Adviser.
Thomas G. Kennedy, 45	Chief Compliance Officer	Indefinite/From September 2012	Mr. Kennedy is Chief Compliance Officer and a Managing Director of the Adviser (July 2008 – present).
190

TAX LETTER
(Unaudited)

Certain tax information for the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2015. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2015. The information necessary to complete your income tax returns for the calendar year ending December 31, 2015 will be provided under separate cover.

Dividends Received Deductions (DRD)

The Arden Alternative Strategies II Fund had 23.28% or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividend received deduction for corporate rate shareholders for the fiscal year ended October 31, 2015.

Long Term Capital Gain

The Arden Alternative Strategies Fund distributed $38,347,045 or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended October 31, 2015.

191

Arden Investment Series Trust

Arden Asset Management LLC
375 Park Avenue, 32nd Floor
New York, New York 10152

Item 2. Code Of Ethics.

(a)	As of the end of the period, October 31, 2015, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.
(f)	The Registrant’s Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2014 (Accession Number 0001193125-14-003019).

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant does not currently have an audit committee financial expert serving on its Audit Committee.

(a)(2)	Not Applicable.

(a)(3)	The Registrant’s audit committee financial expert passed away unexpectedly in 2015. The Registrant’s Board of Trustees is exploring its options to replace him.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the year ended October 31, 2014 and October 31, 2015 were:

	2014	2015
Audit Fees (a)	$205,000	$220,000
Audit Related Fees (b)	$ 33,500	$ 80,000
Tax Fees (c)	$ 72,000	$ 47,000
All Other Fees (d)	$ 10,000	$ 27,750
Total:	$320,500	$374,750

(a)	Audit Fees: These fees relate to professional services rendered by Ernst & Young LLP for the 2014 audit and KPMG for the 2015 audit of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by Ernst & Young LLP and KPMG that are reasonably related to the performance of the audit of the Registrant’s October 31, 2014 and October 31, 2015, respectively, annual financial statements that are not reported under “Audit Fees” above.

(c)	Tax Fees: These fees relate to professional services rendered by Ernst & Young LLP in 2014 and KPMG in 2015 for tax compliance, tax advice and tax planning. The tax services provided by Ernst & Young LLP and KPMG relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by Ernst & Young LLP in 2014 and 2015 other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant

(including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2014 and October 31, 2015 were: $115,500 and $47,000, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b) Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-

3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is incorporated by reference to Exhibit 12(a)(1) to the report filed on Form N-CSR on January 6, 2014 (Accession Number 0001193125-14-003019).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:

/s/Henry P. Davis

Henry P. Davis

Chief Executive Officer

January 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Henry P. Davis

Henry P. Davis

Chief Executive Officer

January 11, 2016

By:

/s/Andrew Katz

Andrew Katz

Chief Financial Officer

January 11, 2016